UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 91.2%
		Australia — 17.0%
4		Aristocrat Leisure Ltd.	32
1		Australia & New Zealand Banking Group Ltd.	12
1		Caltex Australia Ltd.	28
3		Challenger Ltd.	18
2		Commonwealth Bank of Australia	108
1		CSL Ltd.	56
7		Incitec Pivot Ltd.	15
1		Macquarie Group Ltd.	49
9		Medibank Private Ltd.	17
16		Myer Holdings Ltd.	12
1		National Australia Bank Ltd.	13
6		Oil Search Ltd.	29
10		Qantas Airways Ltd. (a)	28
1		QBE Insurance Group Ltd.	10
1		Ramsay Health Care Ltd.	44
4		Westpac Banking Corp.	84

			555

		China — 19.5%
3		AAC Technologies Holdings, Inc.	16
—	(h)	Alibaba Group Holding Ltd., ADR (a)	31
7		ANTA Sports Products Ltd.	17
98		Bank of China Ltd., Class H	38
22		Beijing Capital International Airport Co., Ltd., Class H	20
105		China Construction Bank Corp., Class H	64
18		China Lesso Group Holdings Ltd.	10
10		China Railway Construction Corp., Ltd., Class H	9
12		China Vanke Co., Ltd., Class H	27
12		Chongqing Changan Automobile Co., Ltd., Class B	23
33		CNOOC Ltd.	34
34		Huaneng Power International, Inc., Class H	28
94		Industrial & Commercial Bank of China Ltd., Class H	49
18		PICC Property & Casualty Co., Ltd., Class H	31
11		Ping An Insurance Group Co. of China Ltd., Class H	48
216		Semiconductor Manufacturing International Corp. (a)	19
8		Tencent Holdings Ltd.	141
62		Xinyi Solar Holdings Ltd.	20
3		Zhuzhou CSR Times Electric Co., Ltd., Class H	15

			640

SHARES		SECURITY DESCRIPTION	VALUE($)
		Hong Kong — 15.6%
19		AIA Group Ltd.	104
8		BOC Hong Kong Holdings Ltd.	21
4		Cheung Kong Infrastructure Holdings Ltd.	38
8		China Mobile Ltd.	88
13		China Overseas Land & Investment Ltd.	37
13		China Resources Land Ltd.	33
10		China Taiping Insurance Holdings Co., Ltd. (a)	22
6		CK Hutchison Holdings Ltd.	69
16		Dah Sing Banking Group Ltd.	25
5		Kerry Properties Ltd.	12
18		New World Development Co., Ltd.	14
22		Pacific Textiles Holdings Ltd.	32
4		Wheelock & Co., Ltd.	15

			510

		India — 2.9%
1		HDFC Bank Ltd., ADR	38
3		Infosys Ltd., ADR	56

			94

		Indonesia — 4.1%
42		Astra International Tbk PT	20
44		Bank Central Asia Tbk PT	42
5		Gudang Garam Tbk PT	21
139		Telekomunikasi Indonesia Persero Tbk PT	34
12		United Tractors Tbk PT	16

			133

		Malaysia — 0.5%
37		Sapurakencana Petroleum Bhd	17

		New Zealand — 1.3%
22		Air New Zealand Ltd.	42

		Philippines — 1.5%
119		Megaworld Corp.	9
7		Security Bank Corp.	21
4		Universal Robina Corp.	18

			48

		Singapore — 0.7%
2		DBS Group Holdings Ltd.	18
—	(h)	Jardine Cycle & Carriage Ltd.	5

			23

		South Korea — 17.3%
—	(h)	Amorepacific Corp. (a)	41
—	(h)	Hankook Tire Co., Ltd. (a)	15
— (h)		Hyundai Development Co-Engineering & Construction (a)	15

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		South Korea — continued
1		Hyundai Marine & Fire Insurance Co., Ltd. (a)	22
—	(h)	Hyundai Mobis Co., Ltd. (a)	34
—	(h)	Hyundai Motor Co.	17
1		Kia Motors Corp.	19
1		Korea Electric Power Corp. (a)	45
2		Korean Reinsurance Co. (a)	25
—	(h)	LG Chem Ltd.	42
—	(h)	Lotte Chemical Corp.	19
—	(h)	Samsung Electronics Co., Ltd.	147
—	(h)	Samsung Life Insurance Co., Ltd.	25
1		Shinhan Financial Group Co., Ltd. (a)	34
—	(h)	SK Innovation Co., Ltd. (a)	38
—	(h)	S-Oil Corp.	27

			565

		Taiwan — 7.9%
2		Catcher Technology Co., Ltd.	12
35		E.Sun Financial Holding Co., Ltd.	18
17		Fubon Financial Holding Co., Ltd.	19
19		Hon Hai Precision Industry Co., Ltd.	44
7		Pegatron Corp.	16
35		Taiwan Semiconductor Manufacturing Co., Ltd.	151

			260

		Thailand — 2.6%
3		Airports of Thailand PCL	32
4		Kasikornbank PCL	18
3		PTT PCL	18
10		Thai Oil PCL	18

			86

		United Kingdom — 0.3%
—	(h)	Rio Tinto Ltd.	9

		Total Common Stocks (Cost $2,748)	2,982

Structured Instruments — 8.8%
		India — 8.8%
		Low Exercise Cash Settled Call Warrants — 8.8%
5		Bank of Baroda, expiring 08/17/16 (Strike Price $1.00) (issued through UBS AG) (a)	9
2		Bharat Petroleum Corp. Ltd., expiring 05/27/16 (Strike Price $0.00) (issued through BNP Paribas) (a)	21
1		HCL Technologies Ltd., expiring 02/20/17 (Strike Price $1.00) (issued through UBS AG) (a)	18

SHARES		SECURITY DESCRIPTION	VALUE($)
		Low Exercise Cash Settled Call Warrants — continued
3		Hindustan Petroleum Corp. Ltd., expiring 09/04/20 (Strike Price $0.00) (issued through BNP Paribas) (a)	31
2		Housing Development Finance Corp., Ltd., expiring 07/08/16 (Strike Price $0.00) (issued through BNP Paribas) (a)	26
3		IndusInd Bank Ltd., expiring 06/25/17 (Strike Price $0.00) (issued through UBS AG) (a)	42
—	(h)	Maruti Suzuki India Ltd., expiring 06/05/18 (Strike Price $0.00) (issued through UBS AG) (a)	20
2		Reliance Industries Ltd., expiring 02/13/17 (Strike Price $0.00) (issued through UBS AG) (a)	25
1		Sun Pharmaceutical Industries Ltd., expiring 06/05/18 (Strike Price $1.00) (issued through UBS AG) (a)	15
1		Sun Pharmaceutical Industries Ltd., expiring 06/05/18 (Strike Price $0.00) (issued through UBS AG) (a)	10
1		Tata Consultancy Services Ltd., expiring 08/31/18 (Strike Price $0.00) (issued through BNP Paribas) (a)	42
3		Tata Motors Ltd., expiring 12/08/16 (Strike Price $1.00) (issued through UBS AG) (a)	16
2		UPL Ltd., expiring 03/11/16 (Strike Price $0.00) (issued through BNP Paribas) (a)	11

		Total Structured Instruments (Cost $309)	286

		Total Investments — 100.0% (Cost $3,057)	3,268
		Other Assets in Excess of Liabilities — 0.0% (g)	2

		NET ASSETS — 100.0%	$3,270

Percentages indicated are based on net assets.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	22.5%
Insurance	9.3
Oil, Gas & Consumable Fuels	6.6
Semiconductors & Semiconductor Equipment	5.8
Technology Hardware, Storage & Peripherals	5.3
Internet Software & Services	5.3
Real Estate Management & Development	4.5
Capital Markets	4.4
Automobiles	2.9
Wireless Telecommunication Services	2.7
Electric Utilities	2.5
Chemicals	2.3
IT Services	2.3
Airlines	2.1
Industrial Conglomerates	2.1
Electronic Equipment, Instruments & Components	1.8
Biotechnology	1.7
Transportation Infrastructure	1.6
Auto Components	1.5
Textiles, Apparel & Luxury Goods	1.5
Health Care Providers & Services	1.3
Personal Products	1.3
Diversified Financial Services	1.1
Diversified Telecommunication Services	1.0
Hotels, Restaurants & Leisure	1.0
Others (each less than 1.0%)	5.6

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,820,000 and 86.3%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$389
Aggregate gross unrealized depreciation	(178)

Net unrealized appreciation/depreciation	$211

Federal income tax cost of investments	$3,057

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$555	$–	$555
China	31	609	—	640
Hong Kong	—	510	—	510
India	94	—	—	94
Indonesia	—	133	—	133
Malaysia	—	17	—	17
New Zealand	—	42	—	42
Philippines	—	48	—	48
Singapore	—	23	—	23
South Korea	—	565	—	565
Taiwan	—	260	—	260
Thailand	68	18	—	86
United Kingdom	—	9	—	9

Total Common Stocks	193	2,789	—	2,982

Structured Instruments
India	—	286	—	286

Total Investments in Securities	$193	$3,075	$—	$3,268

There were no transfers among any levels during the period ended January 31, 2016.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Asia Pacific Fund	Balance as of October 31, 2015	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]		Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2016
Structured Instruments — India	$19		$(1)	$—	$—	$10		$(28)	$—	$—	$—

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers between Level 2 to Level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2016, which were valued using significant unobservable inputs (Level 3), amounted to approximately $0.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.7%
	China — 47.0%
90	AAC Technologies Holdings, Inc.	577
4	Alibaba Group Holding Ltd., ADR (a)	254
168	CAR, Inc. (a)	211
691	China CITIC Bank Corp., Ltd., Class H (a)	405
118	China Conch Venture Holdings Ltd.	191
2,225	China Construction Bank Corp., Class H	1,358
505	China Harmony New Energy Auto Holding Ltd.	321
269	China Machinery Engineering Corp., Class H	186
305	China Merchants Bank Co., Ltd., Class H	593
258	China Petroleum & Chemical Corp., Class H	146
140	China Shenhua Energy Co., Ltd., Class H	211
1,236	China Telecom Corp., Ltd., Class H	581
298	China Vanke Co., Ltd., Class H	682
160	Chongqing Changan Automobile Co., Ltd., Class B	315
572	CNOOC Ltd.	583
310	CSPC Pharmaceutical Group Ltd.	262
8	JD.com, Inc., ADR (a)	210
132	MGM China Holdings Ltd.	158
147	Phoenix Healthcare Group Co., Ltd.	127
168	PICC Property & Casualty Co., Ltd., Class H	287
200	Ping An Insurance Group Co. of China Ltd., Class H	906
125	Tencent Holdings Ltd.	2,356
10	Vipshop Holdings Ltd., ADR (a)	127

		11,047

	Hong Kong — 27.0%
255	AIA Group Ltd.	1,420
376	Beijing Enterprises Water Group Ltd. (a)	188
91	Cheung Kong Property Holdings Ltd.	494
246	China Everbright International Ltd.	262
43	China Mobile Ltd.	467
146	China Resources Gas Group Ltd.	364
149	China Taiping Insurance Holdings Co., Ltd. (a)	314
26	CK Hutchison Holdings Ltd.	320
28	Hong Kong Exchanges and Clearing Ltd.	610
34	Hongkong Land Holdings Ltd.	213
43	IMAX China Holding, Inc. (a) (e)	273
240	Nexteer Automotive Group Ltd.	248
38	Orient Overseas International Ltd.	142
260	Regina Miracle International Holdings Ltd. (a) (e)	426

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hong Kong — continued
630	Sino Biopharmaceutical Ltd.	434
45	Wheelock & Co., Ltd.	171

		6,346

	Taiwan — 20.7%
406	Advanced Semiconductor Engineering, Inc.	436
50	Catcher Technology Co., Ltd.	372
64	Delta Electronics, Inc.	272
565	E.Sun Financial Holding Co., Ltd.	293
283	Fubon Financial Holding Co., Ltd.	313
292	Inventec Corp.	219
5	Largan Precision Co., Ltd.	359
54	President Chain Store Corp.	357
10	Silicon Motion Technology Corp., ADR	302
88	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,957

		4,880

	Total Common Stocks (Cost $18,411)	22,273

Structured Instruments — 4.7%
	China — 4.7%
	Low Exercise Cash Settled Call Warrants — 4.7%
24	Beijing Originwater Technology Co., Ltd., expiring 07/01/16 (Strike Price $0.00) (issued through UBS AG) (a)	141
48	China South Publishing & Media Group Co., Ltd., expiring 06/03/16 (Strike Price $0.00) (issued through BNP Paribas) (a)	130
35	Hangzhou Hikvision Digital Technology Co., Ltd., expiring 09/07/18 (Strike Price $0.00) (issued through UBS AG) (a)	140
24	Jiangsu Hengrui Medicine Co., Ltd., expiring 07/01/16 (Strike Price $0.00) (issued through UBS AG) (a)	160
17	Shenzhen Inovance Technology Co., Ltd., expiring 12/19/16 (Strike Price $0.00) (issued through UBS AG) (a)	90
5	Shenzhen Inovance Technology Co., Ltd., expiring 12/19/16 (Strike Price $0.00) (issued through UBS AG) (a)	28
18	Spring Airlines Co., Ltd., expiring 06/16/16 (Strike Price $0.00) (issued through BNP Paribas) (a)	136
23	Wangsu Science & Technology Co., Ltd., expiring 10/31/18 (Strike Price $0.00) (issued through UBS AG) (a)	182

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Low Exercise Cash Settled Call Warrants — continued
28	Zhejiang Huace Film & TV Co., Ltd., expiring 06/03/16 (Strike Price $0.00) (issued through BNP Paribas) (a)	90

	Total Structured Instruments (Cost $1,356)	1,097

	Total Investments — 99.4% (Cost $19,767)	23,370
	Other Assets in Excess of Liabilities — 0.6%	145

	NET ASSETS — 100.0%	$23,515

Percentages indicated are based on net assets.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.9%
Insurance	12.5
Semiconductors & Semiconductor Equipment	11.5
Internet Software & Services	11.2
Real Estate Management & Development	6.7
Electronic Equipment, Instruments & Components	5.2
Oil, Gas & Consumable Fuels	4.0
Diversified Financial Services	3.9
Pharmaceuticals	3.7
Technology Hardware, Storage & Peripherals	2.5
Capital Markets	2.5
Diversified Telecommunication Services	2.5
Wireless Telecommunication Services	2.0
Textiles, Apparel & Luxury Goods	1.8
Gas Utilities	1.6
Food & Staples Retailing	1.5
Internet & Catalog Retail	1.4
Specialty Retail	1.4
Industrial Conglomerates	1.4
Automobiles	1.3
Media	1.2
Commercial Services & Supplies	1.1
Auto Components	1.1
Others (each less than 1.0%)	5.1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(e)	—

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $19,423,000 and 83.1%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,907
Aggregate gross unrealized depreciation	(1,304)

Net unrealized appreciation/depreciation	$3,603

Federal income tax cost of investments	$19,767

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$591	$10,456	$—	$11,047
Hong Kong	—	6,346	—	6,346
Taiwan	2,259	2,621	—	4,880

Total Common Stocks	$2,850	19,423	—	22,273

Structured Instruments
China	—	1,097	—	1,097

Total Investments in Securities	$2,850	$20,520	$—	$23,370

Transfers from level 1 to level 2 in the amount of approximately $471,000 are due to applying the fair value factors to certain securities as of January 31, 2015.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 51.9%
	Federal Home Loan Bank,
1,000,000	DN, 0.260%, 02/18/16 (n)	999,877
	Federal Home Loan Mortgage Corp.,
1,500,000	DN, 0.180%, 02/01/16 (n)	1,500,000
	Federal National Mortgage Association,
10,699,000	DN, 0.240%, 02/23/16 (n)	10,697,299
10,000,000	DN, 0.310%, 05/09/16 (n)	9,989,030

	Total U.S. Government Agency Securities (Cost $23,188,869)	23,186,206

U.S. Treasury Obligations — 24.8%
	U.S. Treasury Bills,
4,100,000	0.201%, 02/04/16 (n)	4,099,938
7,000,000	0.250%, 02/18/16 (n)	6,999,307

	Total U.S. Treasury Obligations (Cost $11,099,105)	11,099,245

SHARES
Short-Term Investment — 21.8%
	Investment Company — 21.8%
9,726,689	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) ^ † (Cost $9,726,689)	9,726,689

	Total Investments — 98.5% (Cost $44,014,663)	44,012,140
	Other Assets in Excess of Liabilities — 1.5% (c)	691,601

	NET ASSETS — 100.0%	$44,703,741

Percentages indicated are based on net assets.

Futures Contracts ^

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
41	WTI Crude Oil Futures	02/19/16	USD	$1,378,420	$(383,127)
3	Coffee ‘C’ Futures	03/18/16	USD	130,894	2,072
2	Copper Futures	03/29/16	USD	103,350	2,795
1	Gold 100 OZ Futures	04/27/16	USD	111,640	2,227
48	Brent Crude Oil Futures	04/29/16	USD	1,807,680	(5,264)
60	WTI Crude Oil Futures	05/19/16	USD	2,280,000	(104,217)
34	Lean Hogs Futures	06/14/16	USD	1,096,840	72,850
46	Brent Crude Oil Futures	07/29/16	USD	1,831,260	357,099
	Short Futures Outstanding
(3)	Natural Gas Futures	02/25/16	USD	(68,940)	(4,178)
(5)	Sugar No. 11 (World Markets) Futures	02/29/16	USD	(73,584)	9,954

					$(49,789)

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

Return Swaps on Commodities^

SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Macquarie Bank Ltd.
	Long Positions
	NYBOT-ICE Coffee March 2016 Futures	02/17/16	$871,744	$(42,742)
	NYMEX Natural Gas March 2016 Futures	02/24/16	2,794,000	124,427
	CBOT Soybean Meal March 2016 Futures	02/25/16	1,396,560	(197,945)
	CBOT Wheat March 2016 Futures	02/25/16	514,500	(18,895)
	COMEX Silver March 2016 Futures	02/25/16	2,093,000	(241,343)
	NYBOT-ICE Sugar No. 11 March 2016 Futures	02/26/16	1,505,515	128,013
	NYMEX Gasoline RBOB March 2016 Futures	02/26/16	844,603	(83,674)
	NYMEX Gasoline RBOB March 2016 Futures	02/26/16	935,483	(126,984)
	NYMEX Harbor ULSD March 2016 Futures	02/26/16	1,600,330	(286,391)
	NYMEX Harbor ULSD March 2016 Futures	02/26/16	332,237	30,198
	COMEX Gold April 2016 Futures	03/29/16	5,880,500	(298,312)
	NYBOT-ICE Cotton No. 2 May 2016 Futures	04/21/16	715,300	(6,894)
	NYMEX Natural Gas May 2016 Futures	04/26/16	1,043,550	22,029
	CBOT Corn No. 2 May 2016 Futures	04/27/16	3,437,350	28,723
	NYMEX Natural Gas June 2016 Futures	05/25/16	1,385,620	9,268
	CME Live Cattle June 2016 Futures	06/02/16	1,518,690	11,764
	CBOT Corn No. 2 July 2016 Futures	06/28/16	1,054,700	(43,651)
	CBOT Soyabean July 2016 Futures	06/28/16	2,641,500	28,452
	CBOT Wheat July 2016 Futures	06/28/16	1,659,925	(16,722)
	CBOT Soyabean Oil September 2016 Futures	08/29/16	1,464,078	(12,904)
	Short Positions
	NYMEX Natural Gas May 2016 Futures	04/26/16	1,360,100	(13,328)
	CBOT Corn No. 2 December 2016 Futures	11/28/16	1,070,600	28,382

				$(978,529)

Morgan Stanley Capital Services
	Long Position
	CBOT Corn No. 2 July 2016 Futures	06/24/16	1,028,200	$(17,197)
	Short Position
	CBOT Corn No. 2 December 2016 Futures	11/25/16	1,058,013	15,842

				$(1,355)

Return Swaps on Commodities Index^

SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Macquarie Bank Ltd.
	Long Position
	BBG Industrial Metals Index	02/25/16	$7,350,000	$224,123

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
COMEX	—	Commodity Exchange, Inc.
DN	—	Discount Notes
ICE	—	Intercontinental Exchange, Inc.
NYBOT	—	New York Board of Trade
NYMEX	—	New York Mercantile Exchange
RBOB	—	Reformulated gasoline blendstock for oxygen blending
ULSD	—	Ultra Low Sulfur Diesel
USD	—	United States Dollar
WTI	—	West Texas Intermediate
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
^	—	All or a portion of the position is held by the Subsidiary.
†	—	The value of investments restricted as collateral for swaps to the broker is $4,080,000.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$140
Aggregate gross unrealized depreciation	(2,663)

Net unrealized appreciation/depreciation	$(2,523)

Federal income tax cost of investments	$44,014,663

Commodities Strategy Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 5, 2012 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of January 31, 2016, net assets of the Fund were $44,703,741 of which $10,306,569, or approximately 23.1%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)
Total Investments in Securities	$9,726,689	$34,285,451	$—	$44,012,140

Appreciation in Other Financial Instruments
Futures Contracts	$446,997	$—	$—	$446,997
Return Swaps	—	651,221	—	651,221

Total Appreciation in Other Financial Instruments	$446,997	$651,221	$—	$1,098,218

Depreciation in Other Financial Instruments
Futures Contracts	$(496,786)	$—	$—	$(496,786)
Return Swaps	—	(1,406,982)	—	(1,406,982)

Total Depreciation in Other Financial Instruments	$(496,786)	$(1,406,982)	$—	$(1,903,768)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the CSOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the CSOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2016.

B. Derivatives — The Fund used instruments including futures and swaps, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(2). Return Swaps on Commodities and Commodity Indices — The Fund used return swaps on physical commodities, commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The value of a swap agreement is recorded at the beginning of the measurement period. Swaps on commodity futures and commodity indices values are based on the values of underlying commodity spot prices or futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Under some circumstances, commodity futures exchanges may establish daily limits on the amount that the price of a commodity futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. Realized gain or loss is recorded upon termination of a swap and is based on the difference between the contract price and market price of the underlying instrument or when an offsetting position is entered into. Return swaps on commodity indices are subject to monthly/quarterly resets. Realized gain or loss is recorded on reset date of the swap and is based on the difference between contract and market price of underlying instrument.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 42.5%
		Consumer Discretionary — 6.6%
		Auto Components — 0.6%
71,000		Calsonic Kansei Corp., (Japan)	623,629
15,400		Dana Holding Corp.	183,106
4,500		Tenneco, Inc. (a)	171,945
496,000		Tianneng Power International Ltd., (China) (a)	370,873
1,800		Visteon Corp.	120,384
728,000		Xinyi Glass Holdings Ltd., (Hong Kong)	370,738

			1,840,675

		Automobiles — 0.2%
—	(h)	Ferrari N.V., (Italy) (a)	5
14,300		Fuji Heavy Industries Ltd., (Japan)	585,198
4,700		Harley-Davidson, Inc.	188,000

			773,203

		Diversified Consumer Services — 0.3%
20,168		H&R Block, Inc.	686,720
16,000		Houghton Mifflin Harcourt Co. (a)	285,440

			972,160

		Hotels, Restaurants & Leisure — 1.1%
5,300		Bob Evans Farms, Inc.	216,982
11,734		Carnival Corp.	564,758
1,600		Churchill Downs, Inc.	221,024
3,923		Cracker Barrel Old Country Store, Inc.	514,815
19,249		Flight Centre Travel Group Ltd., (Australia)	537,937
4,500		Hyatt Hotels Corp., Class A (a)	174,060
3,200		Marriott International, Inc., Class A	196,096
136,320		Star Entertainment Grp Ltd. (The), (Australia)	526,186
11,221		Wendy’s Co. (The)	114,791
5,900		Yum! Brands, Inc.	426,983

			3,493,632

		Household Durables — 0.8%
15,548		D.R. Horton, Inc.	427,726
46,500		Haseko Corp., (Japan)	487,019
26,800		Iida Group Holdings Co., Ltd., (Japan)	477,761
29,035		PulteGroup, Inc.	486,627
29,500		Sekisui House Ltd., (Japan)	464,358
4,300		Universal Electronics, Inc. (a)	215,645

			2,559,136

		Internet & Catalog Retail — 0.2%
15,900		Ikyu Corp., (Japan)	456,074
4,900		Shutterfly, Inc. (a)	204,085

			660,159

		Leisure Products — 0.2%
33,200		Heiwa Corp., (Japan)	646,667

SHARES	SECURITY DESCRIPTION	VALUE($)
	Media — 2.0%
91,054	Cablevision Systems Corp., Class A	2,905,533
11,066	Comcast Corp., Class A	616,487
756,893	Fairfax Media Ltd., (Australia)	480,239
29,255	Gannett Co., Inc.	434,144
22,316	Interpublic Group of Cos., Inc. (The)	500,771
10,800	Liberty Media Corp., Class A (a)	395,496
13,686	Scholastic Corp.	469,840
17,130	Sinclair Broadcast Group, Inc., Class A	565,290
7,800	Twenty-First Century Fox, Inc., Class A	210,366

		6,578,166

	Multiline Retail — 0.1%
3,100	Dillard’s, Inc., Class A	218,271
5,800	Macy’s, Inc.	234,378

		452,649

	Specialty Retail — 1.0%
20,416	Abercrombie & Fitch Co., Class A	535,716
3,100	Asbury Automotive Group, Inc. (a)	145,948
10,700	Ascena Retail Group, Inc. (a)	78,966
18,080	Caleres, Inc.	485,991
31,900	Express, Inc. (a)	541,024
3,900	Genesco, Inc. (a)	257,946
7,000	Hibbett Sports, Inc. (a)	225,120
5,400	Outerwall, Inc.	182,520
27,621	Pep Boys-Manny Moe & Jack (The) (a)	510,712
9,400	Urban Outfitters, Inc. (a)	215,072

		3,179,015

	Textiles, Apparel & Luxury Goods — 0.1%
5,300	Michael Kors Holdings Ltd., (United Kingdom) (a)	211,470
8,100	Movado Group, Inc.	208,170

		419,640

	Total Consumer Discretionary	21,575,102

	Consumer Staples — 4.1%
	Beverages — 0.2%
2,100	Brown-Forman Corp., Class B	205,464
9,936	Coca-Cola Enterprises, Inc.	461,229

		666,693

	Food & Staples Retailing — 1.5%
26,880	Empire Co., Ltd., (Canada), Class A	508,090
7,171	George Weston Ltd., (Canada)	552,887
15,758	Kroger Co. (The)	611,568
386,286	Rite Aid Corp. (a)	3,009,168
71,400	SUPERVALU, Inc. (a)	324,870

		5,006,583

	Food Products — 1.9%
9,692	Campbell Soup Co.	546,726

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Food Products — continued
10,800	ConAgra Foods, Inc.	449,712
22,319	Flowers Foods, Inc.	458,432
6,921	Hormel Foods Corp.	556,518
33,867	Keurig Green Mountain, Inc.	3,022,630
105,000	Morinaga & Co. Ltd., (Japan)	578,363
10,211	Tyson Foods, Inc., Class A	544,859

		6,157,240

	Household Products — 0.2%
4,062	Clorox Co. (The)	524,201

	Personal Products — 0.2%
8,000	Coty, Inc., Class A	196,880
3,827	USANA Health Sciences, Inc. (a)	485,646

		682,526

	Tobacco — 0.1%
10,380	Reynolds American, Inc.	518,481

	Total Consumer Staples	13,555,724

	Energy — 0.8%
	Energy Equipment & Services — 0.2%
36,307	Noble Corp. plc, (United Kingdom)	282,831
153,680	WorleyParsons Ltd., (Australia)	377,055

		659,886

	Oil, Gas & Consumable Fuels — 0.6%
35,672	Cameco Corp., (Canada)	433,137
19,700	Canadian Natural Resources Ltd., (Canada)	421,731
20,771	Enbridge Income Fund Holdings, Inc., (Canada)	433,983
5,100	HollyFrontier Corp.	178,347
4,200	REX American Resources Corp. (a)	224,406
3,100	Valero Energy Corp.	210,397

		1,902,001

	Total Energy	2,561,887

	Financials — 5.1%
	Banks — 0.5%
62,642	Bank of Queensland Ltd., (Australia)	586,787
2,300	Banner Corp.	95,450
96,500	Mitsubishi UFJ Financial Group, Inc., (Japan)	494,842
101,100	Resona Holdings, Inc., (Japan)	464,935

		1,642,014

	Capital Markets — 0.1%
17,400	KCG Holdings, Inc., Class A (a)	177,828

	Consumer Finance — 0.1%
7,100	Cash America International, Inc.	212,574
17,400	Navient Corp.	166,344

		378,918

SHARES	SECURITY DESCRIPTION	VALUE($)
	Diversified Financial Services — 0.1%
3,000	MSCI, Inc.	206,520
5,800	Voya Financial, Inc.	177,364

		383,884

	Insurance — 4.1%
3,400	Allstate Corp. (The)	206,040
6,896	American Financial Group, Inc.	489,478
3,600	American International Group, Inc.	203,328
31,252	Assured Guaranty Ltd., (Bermuda)	743,173
9,172	Axis Capital Holdings Ltd., (Bermuda)	494,463
11,500	CNO Financial Group, Inc.	200,100
12,430	Hartford Financial Services Group, Inc. (The)	499,437
39,100	MBIA, Inc. (a)	260,406
28,077	Old Republic International Corp.	507,632
16,998	PartnerRe Ltd., (Bermuda)	2,386,519
4,400	Primerica, Inc.	198,044
13,950	Selective Insurance Group, Inc.	436,775
26,988	StanCorp Financial Group, Inc.	3,094,444
18,345	Sun Life Financial, Inc., (Canada)	526,163
96,441	Symetra Financial Corp.	3,088,041
300	White Mountains Insurance Group Ltd.	213,927

		13,547,970

	Real Estate Management & Development — 0.2%
13,500	Brookfield Asset Management, Inc., (Canada), Class A	407,534
11,800	St. Joe Co. (The) (a)	187,738

		595,272

	Total Financials	16,725,886

	Health Care — 1.7%
	Biotechnology — 0.1%
700	Biogen, Inc. (a)	191,142

	Health Care Equipment & Supplies — 0.3%
10,331	Greatbatch, Inc. (a)	398,880
5,888	Stryker Corp.	583,795

		982,675

	Health Care Providers & Services — 0.5%
2,100	AmerisourceBergen Corp.	188,076
2,500	Express Scripts Holding Co. (a)	179,675
4,100	Magellan Health, Inc. (a)	233,700
33,700	Medipal Holdings Corp., (Japan)	546,603
13,100	Suzuken Co., Ltd., (Japan)	453,129

		1,601,183

	Life Sciences Tools & Services — 0.5%
79,204	Affymetrix, Inc. (a)	1,111,232
11,082	Cambrex Corp. (a)	383,880

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — continued
2,900	ICON plc, (Ireland) (a)	191,603

		1,686,715

	Pharmaceuticals — 0.3%
6,500	Kaken Pharmaceutical Co., Ltd., (Japan)	429,341
30,500	Mitsubishi Tanabe Pharma Corp., (Japan)	501,171

		930,512

	Total Health Care	5,392,227

	Industrials — 6.2%
	Aerospace & Defense — 1.3%
9,800	AAR Corp.	205,898
8,047	Curtiss-Wright Corp.	555,243
3,400	Moog, Inc., Class A (a)	157,522
1,100	Northrop Grumman Corp.	203,566
13,213	Precision Castparts Corp.	3,104,394

		4,226,623

	Air Freight & Logistics — 1.0%
371,733	TNT Express N.V., (Netherlands)	3,171,237

	Airlines — 0.6%
5,100	American Airlines Group, Inc.	198,849
10,058	Delta Air Lines, Inc.	445,469
26,945	SkyWest, Inc.	404,714
11,085	Southwest Airlines Co.	417,017
2,300	United Continental Holdings, Inc. (a)	111,044
17,568	Virgin America, Inc. (a)	541,973

		2,119,066

	Commercial Services & Supplies — 0.5%
2,400	Cintas Corp.	206,208
219,127	Downer EDI Ltd., (Australia)	490,595
16,027	Herman Miller, Inc.	410,612
15,538	KAR Auction Services, Inc.	519,280

		1,626,695

	Construction & Engineering — 0.9%
10,170	EMCOR Group, Inc.	464,769
26,443	KBR, Inc.	377,077
36,700	Kinden Corp., (Japan)	455,120
12,979	NCC AB, (Sweden), Class B	440,628
30,000	Nippo Corp., (Japan)	445,617
10,700	Quanta Services, Inc. (a)	200,090
18,183	WSP Global, Inc., (Canada)	522,555

		2,905,856

	Electrical Equipment — 0.3%
112,000	Fuji Electric Co., Ltd., (Japan)	389,359
54,000	Mitsubishi Electric Corp., (Japan)	501,178

		890,537

SHARES	SECURITY DESCRIPTION	VALUE($)
	Industrial Conglomerates — 0.2%
241,000	CITIC Ltd., (Hong Kong)	341,101
4,600	Danaher Corp.	398,590

		739,691

	Machinery — 0.9%
4,200	Allison Transmission Holdings, Inc.	99,918
13,440	American Railcar Industries, Inc.	610,176
148,000	Kawasaki Heavy Industries Ltd., (Japan)	458,279
3,300	Nordson Corp.	199,419
111,000	Sumitomo Heavy Industries Ltd., (Japan)	439,447
24,100	Takeuchi Manufacturing Co., Ltd., (Japan)	376,506
35,555	Terex Corp.	796,432

		2,980,177

	Professional Services — 0.2%
2,600	ManpowerGroup, Inc.	198,510
215,541	Veda Group Ltd., (Australia)	431,303

		629,813

	Road & Rail — 0.1%
89,000	Sankyu, Inc., (Japan)	438,330

	Trading Companies & Distributors — 0.2%
40,100	ITOCHU Corp., (Japan)	471,292
1,100	WW Grainger, Inc.	216,359

		687,651

	Total Industrials	20,415,676

	Information Technology — 8.3%
	Communications Equipment — 0.9%
13,200	ADTRAN, Inc.	239,712
7,313	Harris Corp.	636,012
35,000	Hitachi Kokusai Electric, Inc., (Japan)	421,417
16,284	Juniper Networks, Inc.	384,302
3,100	Motorola Solutions, Inc.	206,987
3,164	NETGEAR, Inc. (a)	118,239
15,260	Plantronics, Inc.	684,106
8,200	Polycom, Inc. (a)	83,558
4,500	QUALCOMM, Inc.	204,030

		2,978,363

	Electronic Equipment, Instruments & Components — 0.7%
16,200	Alps Electric Co., Ltd., (Japan)	321,190
11,700	Corning, Inc.	217,737
22,257	Jabil Circuit, Inc.	443,137
37,754	Sanmina Corp. (a)	707,510
6,300	ScanSource, Inc. (a)	197,694
7,056	Tech Data Corp. (a)	440,294

		2,327,562

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — 0.6%
44,252	Constant Contact, Inc. (a)	1,398,806
55,567	RetailMeNot, Inc. (a)	505,659

		1,904,465

	IT Services — 0.5%
9,272	Broadridge Financial Solutions, Inc.	496,609
1,900	DST Systems, Inc.	200,279
16,489	Sykes Enterprises, Inc. (a)	485,436
7,900	Teradata Corp. (a)	192,286
32,000	Xerox Corp.	312,000

		1,686,610

	Semiconductors & Semiconductor Equipment — 1.7%
8,468	Analog Devices, Inc.	456,086
11,700	Applied Materials, Inc.	206,505
155,659	Fairchild Semiconductor International, Inc. (a)	3,189,453
19,800	Kulicke & Soffa Industries, Inc., (Singapore) (a)	200,376
10,123	Microsemi Corp. (a)	320,892
16,352	NVIDIA Corp.	478,950
4,000	Qorvo, Inc. (a)	158,400
10,386	Xilinx, Inc.	522,104

		5,532,766

	Software — 3.6%
7,600	CA, Inc.	218,348
12,687	Citrix Systems, Inc. (a)	893,926
7,323	Electronic Arts, Inc. (a)	472,663
127,945	King Digital Entertainment plc, (Ireland)	2,294,054
23,400	Konami Holdings Corp., (Japan)	541,865
24,426	Nuance Communications, Inc. (a)	430,630
10,616	Open Text Corp., (Canada)	519,395
20,300	Rovi Corp. (a)	395,038
51,277	SolarWinds, Inc. (a)	3,074,056
55,771	Solera Holdings, Inc.	3,026,135

		11,866,110

	Technology Hardware, Storage & Peripherals — 0.3%
12,400	FUJIFILM Holdings Corp., (Japan)	479,109
7,400	NetApp, Inc.	162,282
6,300	Seagate Technology plc	183,015

		824,406

	Total Information Technology	27,120,282

	Materials — 3.7%
	Chemicals — 2.5%
22,008	Airgas, Inc.	3,081,120
11,791	Cabot Corp.	475,649
35,100	Daicel Corp., (Japan)	516,359
7,645	Eastman Chemical Co.	467,950
949,000	Fufeng Group Ltd., (China)	303,817
47,800	Huntsman Corp.	412,514

SHARES	SECURITY DESCRIPTION	VALUE($)
	Chemicals — continued
186,591	Incitec Pivot Ltd., (Australia)	415,908
7,300	Innophos Holdings, Inc.	194,983
9,255	Innospec, Inc.	461,362
2,500	LyondellBasell Industries N.V., Class A	194,925
2,300	Monsanto Co.	208,380
88,000	Sumitomo Chemical Co., Ltd., (Japan)	447,128
99,000	Tosoh Corp., (Japan)	479,082
240,000	Ube Industries Ltd., (Japan)	467,445

		8,126,622

	Construction Materials — 0.3%
253,388	CSR Ltd., (Australia)	462,766
131,000	Sumitomo Osaka Cement Co., Ltd., (Japan)	533,967

		996,733

	Containers & Packaging — 0.1%
5,000	Sealed Air Corp.	202,650

	Metals & Mining — 0.7%
11,600	Alcoa, Inc.	84,564
509,085	Evolution Mining Ltd., (Australia)	525,762
155,000	Mitsubishi Materials Corp., (Japan)	478,113
15,914	Rio Tinto Ltd., (United Kingdom)	449,408
77,500	Sims Metal Management Ltd.	378,093
18,289	Worthington Industries, Inc.	559,460

		2,475,400

	Paper & Forest Products — 0.1%
4,900	Clearwater Paper Corp. (a)	191,884

	Total Materials	11,993,289

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.5%
7,771	Atlantic Tele-Network, Inc.	598,289
11,870	BCE, Inc., (Canada)	478,138
23,195	Manitoba Telecom Services, Inc., (Canada)	499,697

		1,576,124

	Wireless Telecommunication Services — 0.2%
21,900	KDDI Corp., (Japan)	554,565
32,294	NTELOS Holdings Corp. (a)	298,720

		853,285

	Total Telecommunication Services	2,429,409

	Utilities — 5.3%
	Electric Utilities — 2.4%
54,436	Cleco Corp.	2,892,729
43,647	Hawaiian Electric Industries, Inc.	1,305,918
115,077	Pepco Holdings, Inc.	3,070,255
18,189	PPL Corp.	637,706

		7,906,608

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Gas Utilities — 1.9%
39,379	AGL Resources, Inc.	2,502,929
10,892	Northwest Natural Gas Co.	565,840
51,901	Piedmont Natural Gas Co., Inc.	3,074,615

		6,143,384

	Independent Power & Renewable Electricity Producers — 0.1%
23,000	NRG Energy, Inc.	244,720

	Multi-Utilities — 0.9%
114,655	TECO Energy, Inc.	3,109,443

	Total Utilities	17,404,155

	Total Common Stocks (Cost $145,385,109)	139,173,637

Preferred Stocks — 2.5%
	Consumer Staples — 0.2%
	Food Products — 0.2%
14,650	Tyson Foods, Inc., 4.750%, 07/15/17 ($50 par value)	879,586

	Financials — 1.1%
	Banks — 0.5%
773	Bank of America Corp., Series L, 7.250% ($1,000 par value)	848,043
745	Wells Fargo & Co., Series L, 7.500% ($1,000 par value)	873,140

		1,721,183

	Real Estate Investment Trusts (REITs) — 0.6%
4,900	American Tower Corp., Series A, 5.250%, 05/15/17 ($100 par value)	485,884
5,700	Crown Castle International Corp., Series A, 4.500%, 11/01/16 ($100 par value)	604,143
4,750	Welltower, Inc., Series I, 6.500% ($50 par value)	269,610
9,600	Weyerhaeuser Co., Series A, 6.375%, 07/01/16 ($50 par value)	439,968

		1,799,605

	Total Financials	3,520,788

	Health Care — 0.1%
	Health Care Providers & Services — 0.1%
8,150	Anthem, Inc., 5.250%, 05/01/18 ($50 par value)	359,334

	Materials — 0.1%
	Metals & Mining — 0.1%
15,350	Alcoa, Inc., Series 1, 5.375%, 10/01/17 ($50 par value)	404,472

SHARES	SECURITY DESCRIPTION	VALUE($)
	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.2%
6,800	Frontier Communications Corp., Series A, 11.125%, 06/29/18 ($100 par value)	607,784

	Wireless Telecommunication Services — 0.2%
8,800	T-Mobile US, Inc., 5.500%, 12/15/17 ($50 par value)	607,376

	Total Telecommunication Services	1,215,160

	Utilities — 0.6%
	Electric Utilities — 0.4%
16,200	Exelon Corp., 6.500%, 06/01/17 ($50 par value)	696,924
10,350	NextEra Energy, Inc.,
	5.799%, 09/01/16 ($50 par value)	196,305
	6.371%, 09/01/18 ($50 par value)	380,190

		1,273,419

	Multi-Utilities — 0.2%
12,350	Dominion Resources, Inc.,
	6.375%, 07/01/17 ($50 par value)	186,600
	Series A, 6.125%, 04/01/16 ($49 par value)	240,628
	Series B, 6.000%, 07/01/16 ($49 par value)	242,090

		669,318

	Total Utilities	1,942,737

	Total Preferred Stocks (Cost $8,961,383)	8,322,077

PRINCIPAL/ UNIT AMOUNT($)
Convertible Bonds — 11.3%
	Consumer Discretionary — 1.3%
	Automobiles — 0.1%
600,000	Fiat Chrysler Automobiles N.V., (Netherlands), 7.875%, 12/15/16	384,375

	Internet & Catalog Retail — 0.8%
	Ctrip.com International Ltd., (Cayman Islands),
893,000	1.250%, 10/15/18	1,129,645
	Priceline Group, Inc. (The),
148,000	0.350%, 06/15/20	163,263
125,000	1.000%, 03/15/18	158,281
639,000	Shutterfly, Inc., 0.250%, 05/15/18	602,657
506,000	Vipshop Holdings Ltd., (Cayman Islands), 1.500%, 03/15/19	506,000

		2,559,846

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

PRINCIPAL/ UNIT AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — continued
	Consumer Discretionary — continued
	Media — 0.3%
574,000	Liberty Interactive LLC, 1.000%, 09/30/43 (e)	495,075
	Liberty Media Corp.,
646,000	1.375%, 10/15/23	609,663

		1,104,738

	Textiles, Apparel & Luxury Goods — 0.1%
	Iconix Brand Group, Inc.,
194,000	1.500%, 03/15/18	97,242
195,000	2.500%, 06/01/16	172,697

		269,939

	Total Consumer Discretionary	4,318,898

	Energy — 0.4%
	Energy Equipment & Services — 0.3%
816,000	Hornbeck Offshore Services, Inc., 1.500%, 09/01/19	428,910
798,000	SEACOR Holdings, Inc., 2.500%, 12/15/27	684,784

		1,113,694

	Oil, Gas & Consumable Fuels — 0.1%
	Chesapeake Energy Corp.,
451,000	2.500%, 05/15/37	213,097

	Total Energy	1,326,791

	Financials — 0.7%
	Capital Markets — 0.2%
672,000	Prospect Capital Corp., 4.750%, 04/15/20	563,640

	Real Estate Investment Trusts (REITs) — 0.3%
	Spirit Realty Capital, Inc.,
276,000	2.875%, 05/15/19	267,375
244,000	3.750%, 05/15/21	236,070
	Starwood Property Trust, Inc.,
355,000	4.000%, 01/15/19	355,000
233,000	4.550%, 03/01/18	234,456

		1,092,901

	Thrifts & Mortgage Finance — 0.2%
502,000	Radian Group, Inc., 2.250%, 03/01/19	544,670

	Total Financials	2,201,211

	Health Care — 2.6%
	Biotechnology — 1.4%
740,000	Acorda Therapeutics, Inc., 1.750%, 06/15/21	774,688
741,000	Aegerion Pharmaceuticals, Inc., 2.000%, 08/15/19	456,641

PRINCIPAL/ UNIT AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Biotechnology — continued
	BioMarin Pharmaceutical, Inc.,
357,000	0.750%, 10/15/18	384,667
348,000	1.500%, 10/15/20	383,888
591,000	Cepheid, 1.250%, 02/01/21	494,593
176,000	Gilead Sciences, Inc., Series D, 1.625%, 05/01/16	648,560
661,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/21	588,290
903,000	PDL BioPharma, Inc., 4.000%, 02/01/18	729,173

		4,460,500

	Health Care Equipment & Supplies — 0.3%
	Hologic, Inc.,
168,000	SUB, 0.000%, 12/15/43	204,645
174,000	Series 2012, SUB, 2.000%, 03/01/42	213,585
454,000	NuVasive, Inc., 2.750%, 07/01/17	553,596

		971,826

	Health Care Providers & Services — 0.4%
	Anthem, Inc.,
360,000	2.750%, 10/15/42	643,950
	Molina Healthcare, Inc.,
274,000	1.125%, 01/15/20	395,930
341,000	1.625%, 08/15/44	390,232

		1,430,112

	Health Care Technology — 0.2%
593,000	Allscripts Healthcare Solutions, Inc., 1.250%, 07/01/20	611,902

	Life Sciences Tools & Services — 0.1%
187,000	Illumina, Inc., 0.500%, 06/15/21	203,596

	Pharmaceuticals — 0.2%
800,000	Jazz Investments I Ltd., (Bermuda), 1.875%, 08/15/21	813,500

	Total Health Care	8,491,436

	Industrials — 0.5%
	Air Freight & Logistics — 0.2%
634,000	UTi Worldwide, Inc., (United Kingdom), 4.500%, 03/01/19	637,962

	Machinery — 0.1%
	Trinity Industries, Inc.,
436,000	3.875%, 06/01/36	490,500

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

PRINCIPAL/ UNIT AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — continued
	Transportation Infrastructure — 0.2%
530,000	Macquarie Infrastructure Corp., 2.875%, 07/15/19	577,369

	Total Industrials	1,705,831

	Information Technology — 5.7%
	Communications Equipment — 0.7%
797,000	Brocade Communications Systems, Inc., 1.375%, 01/01/20	739,218
201,000	Ciena Corp., 3.750%, 10/15/18 (e)	228,763
391,000	Palo Alto Networks, Inc., 0.000%, 07/01/19	567,683
651,000	Viavi Solutions, Inc., 0.625%, 08/15/33	601,361

		2,137,025

	Internet Software & Services — 1.3%
643,000	Akamai Technologies, Inc., 0.000%, 02/15/19	601,205
544,000	j2 Global, Inc., 3.250%, 06/15/29	658,240
598,000	MercadoLibre, Inc., 2.250%, 07/01/19	613,324
400,000	Qihoo 360 Technology Co., Ltd., (Cayman Islands), 2.500%, 09/15/18	393,500
597,000	SINA Corp., (Cayman Islands), 1.000%, 12/01/18	579,463
926,000	Yandex N.V., (Netherlands), 1.125%, 12/15/18	795,781
637,000	YY, Inc., (Cayman Islands), 2.250%, 04/01/19	609,530

		4,251,043

	IT Services — 0.3%
800,000	Euronet Worldwide, Inc., 1.500%, 10/01/44	991,500

	Semiconductors & Semiconductor Equipment — 1.7%
	Intel Corp.,
221,000	2.950%, 12/15/35	270,725
189,000	3.250%, 08/01/39	288,697
	Lam Research Corp.,
152,000	0.500%, 05/15/16	174,800
273,000	1.250%, 05/15/18	366,332
400,000	Microchip Technology, Inc., 1.625%, 02/15/25 (e)	384,500
932,000	Micron Technology, Inc., Series G, 3.000%, 11/15/43	654,148
101,000	Novellus Systems, Inc., 2.625%, 05/15/41	215,509
	NVIDIA Corp.,
524,000	1.000%, 12/01/18	787,310
800,000	NXP Semiconductors N.V., (Netherlands), 1.000%, 12/01/19	843,000
725,000	ON Semiconductor Corp., Series B, 2.625%, 12/15/26	775,297

PRINCIPAL/ UNIT AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Semiconductors & Semiconductor Equipment — continued
550,000	Xilinx, Inc., 2.625%, 06/15/17	952,187

		5,712,505

	Software — 1.3%
821,000	Citrix Systems, Inc., 0.500%, 04/15/19	865,129
464,000	Electronic Arts, Inc., 0.750%, 07/15/16	939,310
873,000	Nuance Communications, Inc., 2.750%, 11/01/31	877,365
478,000	Red Hat, Inc., 0.250%, 10/01/19	566,729
483,000	salesforce.com, Inc., 0.250%, 04/01/18	572,355
541,000	Verint Systems, Inc., 1.500%, 06/01/21	493,662

		4,314,550

	Technology Hardware, Storage & Peripherals — 0.4%
751,000	Electronics For Imaging, Inc., 0.750%, 09/01/19	755,694
	SanDisk Corp.,
232,000	0.500%, 10/15/20	238,380
270,000	1.500%, 08/15/17	406,012

		1,400,086

	Total Information Technology	18,806,709

	Materials — 0.1%
	Metals & Mining — 0.1%
261,000	Newmont Mining Corp., Series B, 1.625%, 07/15/17	258,553

	Total Convertible Bonds (Proceeds $39,460,611)	37,109,429

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Health Care — 0.0%
	Biotechnology — 0.0%
2,982	Chelsea Therapeutics International Ltd. (a)	—

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
3,314	Leap Wireless International, Inc., (a)	8,351

	Total Rights (Cost –)	8,351

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 38.0%
	Investment Company — 38.0%
124,489,793	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (Cost $124,489,793) (b) (l) ^^	124,489,793

	Total Investments — 94.3% (Cost 318,296,896)	309,103,287
	Other Assets in Excess of Liabilities — 5.7% (c)	18,687,807

	NET ASSETS — 100.0%	$327,791,094

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
17	Sugar No. 11 (World Markets) Futures ^	02/29/16	USD	$250,186	$(27,881)
29	Euro Bobl	03/08/16	EUR	4,160,381	23,609
137	Euro Schatz	03/08/16	EUR	16,596,183	29,467
2	TOPIX Index	03/10/16	JPY	237,724	(11,464)
31	LME Aluminium Futures ^	03/14/16	USD	1,174,707	32,263
38	Soybean Futures ^	03/14/16	USD	1,676,275	50,663
178	10 Year Australian Government Bond	03/15/16	AUD	16,303,344	352,468
16	Cocoa Futures ^	03/15/16	USD	441,760	(52,826)
244	10 Year U.S. Treasury Note	03/21/16	USD	31,617,062	776,001
1	U.S. Treasury Long Bond	03/21/16	USD	161,031	2,029
14	Feeder Cattle Futures ^	03/24/16	USD	1,100,750	(114,754)
162	Long Gilt	03/29/16	GBP	27,773,923	720,076
2	5 Year U.S. Treasury Note	03/31/16	USD	241,344	1,293
9	Gold 100 OZ Futures ^	04/27/16	USD	1,004,760	(6,463)
10	Feeder Cattle Futures ^	04/28/16	USD	783,375	(36,604)
107	Sugar No. 11 (World Markets) Futures ^	04/29/16	USD	1,567,507	(119,771)
29	Cotton No. 2 Futures ^	05/06/16	USD	893,200	(28,630)
79	Cocoa Futures ^	05/13/16	USD	2,185,930	(287,690)
50	Sugar No. 11 (World Markets) Futures ^	06/30/16	USD	730,800	(23,923)
36	Cocoa Futures ^	07/14/16	USD	997,920	(128,835)
	Short Futures Outstanding
(19)	LME Nickel Futures ^	02/15/16	USD	(979,488)	(11,116)
(6)	CAC 40 Index	02/19/16	EUR	(286,706)	(13,690)
(6)	IBEX 35 Index	02/19/16	EUR	(569,935)	2,290
(48)	WTI Crude Futures ^	02/22/16	USD	(1,613,760)	235,145
(102)	Natural Gas Futures ^	02/25/16	USD	(2,343,960)	1,664
(4)	Hang Seng Index	02/26/16	HKD	(506,963)	(15,845)
(20)	Cotton No. 2 Futures ^	03/08/16	USD	(611,300)	10,932
(111)	Euro Bund	03/08/16	EUR	(19,642,233)	(371,554)
(4)	Euro-Buxl 30-Year Bond	03/08/16	EUR	(704,665)	(33,598)
(9)	10 Year Japanese Government Bond	03/14/16	JPY	(11,182,257)	(125,223)
(30)	CBOT Wheat Futures ^	03/14/16	USD	(718,875)	7,511

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
(45)	Corn Futures ^	03/14/16	USD	$(837,000)	$(533)
(13)	LME Aluminium Futures ^	03/14/16	USD	(492,619)	1,342
(10)	LME Nickel Futures ^	03/14/16	USD	(516,300)	13,008
(16)	LME Zinc Futures ^	03/14/16	USD	(648,800)	(39,623)
(11)	Soybean Futures ^	03/14/16	USD	(485,238)	5,880
(121)	3 Year Australian Government Bond	03/15/16	AUD	(9,590,951)	(41,952)
(8)	SPI 200 Index	03/17/16	AUD	(702,796)	(5,612)
(7)	Coffee ‘C’ Futures ^	03/18/16	USD	(305,419)	39,655
(413)	E-mini S&P 500	03/18/16	USD	(39,856,565)	1,551,549
(11)	Euro STOXX 50 Index	03/18/16	EUR	(360,826)	(11,237)
(8)	FTSE 100 Index	03/18/16	GBP	(684,750)	(7,053)
(2)	FTSE/MIB Index	03/18/16	EUR	(201,537)	1,828
(221)	10 Year Canadian Government Bond	03/21/16	CAD	(22,533,828)	(462,097)
(10)	WTI Crude Futures ^	03/21/16	USD	(352,800)	34,464
(8)	Feeder Cattle Futures ^	03/24/16	USD	(629,000)	15,576
(14)	LME Copper Futures ^	03/29/16	USD	(723,450)	(8,837)
(34)	Natural Gas Futures ^	03/29/16	USD	(792,880)	16,831
(10)	Silver Futures ^	03/29/16	USD	(712,150)	(16,901)
(41)	2 Year U.S. Treasury Note	03/31/16	USD	(8,963,625)	(33,350)
(76)	Lean Hogs Futures ^	04/14/16	USD	(2,149,280)	(137,374)
(11)	Gold 100 OZ Futures ^	04/27/16	USD	(1,228,040)	(359)
(11)	Live Cattle Futures ^	04/29/16	USD	(589,600)	(22,462)
(32)	CBOT Wheat Futures ^	05/13/16	USD	(776,000)	(13,794)
(42)	Coffee ‘C’ Futures ^	05/18/16	USD	(1,866,375)	142,696
(38)	Lean Hogs Futures ^	06/14/16	USD	(1,225,880)	(47,912)
(21)	CBOT Wheat Futures ^	07/14/16	USD	(515,025)	(10,862)
(34)	Corn Futures ^	07/14/16	USD	(648,550)	(18,375)
(8)	Coffee ‘C’ Futures ^	07/19/16	USD	(360,750)	27,314

					$1,807,354

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JANUARY 31, 2016		NET UNREALIZED APPRECIATION (DEPRECIATION)
831,799	AUD
834,714	for CAD	Goldman Sachs International	02/18/16	$595,838	#	$588,269	#	$(7,569)
9,842,904	AUD	Merrill Lynch International	02/18/16	7,032,794		6,961,151		(71,643)
418,629	AUD	Standard Chartered Bank	02/18/16	287,805		296,065		8,260
7,153,245	BRL	Goldman Sachs International †	02/18/16	1,755,441		1,780,390		24,949
458,119	CAD	Union Bank of Switzerland AG	02/18/16	324,391		327,016		2,625
11,168	CAD	Westpac Banking Corp.	02/18/16	7,914		7,972		58
7,989,575	CZK	Goldman Sachs International	02/18/16	319,544		320,391		847
3,056,898	GBP	Citibank, N.A.	02/18/16	4,487,926		4,355,843		(132,083)
496,775	GBP	Union Bank of Switzerland AG	02/18/16	725,006		707,865		(17,141)
21,619,027,002	IDR	Goldman Sachs International †	02/18/16	1,533,808		1,576,719		42,911
1,253,177	ILS	Merrill Lynch International	02/18/16	319,543		316,514		(3,029)
115,031,269	INR	Goldman Sachs International †	02/18/16	1,717,911		1,689,950		(27,961)
29,070,028	JPY	BNP Paribas	02/18/16	245,527		240,184		(5,343)
192,840,706	JPY	Goldman Sachs International	02/18/16	1,640,524		1,593,300		(47,224)
131,046,747	JPY	HSBC Bank, N.A.	02/18/16	1,120,121		1,082,742		(37,379)
163,421,055	JPY	Royal Bank of Canada	02/18/16	1,375,964		1,350,228		(25,736)
501,886,347	JPY	Standard Chartered Bank	02/18/16	4,209,929		4,146,716		(63,213)
32,130,318	JPY	State Street Corp.	02/18/16	272,640		265,469		(7,171)
30,207,287	JPY	Union Bank of Switzerland AG	02/18/16	256,367		249,581		(6,786)
7,301,985	MYR	Merrill Lynch International †	02/18/16	1,681,710		1,763,079		81,369
16,616,631	NZD	Citibank, N.A.	02/18/16	11,044,218		10,750,004		(294,214)
935,771	NZD	Standard Chartered Bank	02/18/16	611,721		605,390		(6,331)
72,595,144	PHP	Goldman Sachs International †	02/18/16	1,533,808		1,517,589		(16,219)
118,585,463	RUB	Merrill Lynch International †	02/18/16	1,608,375		1,564,539		(43,836)
21,119,295	SEK	Citibank, N.A.	02/18/16	2,473,372		2,461,457		(11,915)
5,299,225	TRY	Deutsche Bank AG	02/18/16	1,753,251		1,785,034		31,783
25,509,173	ZAR	Deutsche Bank AG	02/18/16	1,583,829		1,601,092		17,263
				$50,519,277		$49,904,549		$(614,728)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
119,611	AUD	BNP Paribas	02/18/16	$84,424	$84,591	$(167)
2,540,072	AUD	Citibank, N.A.	02/18/16	1,778,620	1,796,403	(17,783)
7,564,556	AUD	Royal Bank of Canada	02/18/16	5,297,133	5,349,846	(52,713)
549,520	AUD	Union Bank of Switzerland AG	02/18/16	385,127	388,635	(3,508)
7,153,245	BRL	Goldman Sachs International †	02/18/16	1,739,179	1,780,390	(41,211)
9,550,897	CAD	Citibank, N.A.	02/18/16	6,838,228	6,817,657	20,571
11,651,585	CAD	Royal Bank of Canada	02/18/16	8,271,144	8,317,178	(46,034)
2,258,026	CHF	Citibank, N.A.	02/18/16	2,249,107	2,205,653	43,454
1,970,835	CHF	Royal Bank of Canada	02/18/16	1,968,184	1,925,122	43,062
45,552,943	CZK	Royal Bank of Canada	02/18/16	1,826,685	1,826,723	(38)
2,029,687	EUR	Morgan Stanley	02/18/16	2,193,181	2,199,565	(6,384)
2,590,914	EUR	Royal Bank of Canada	02/18/16	2,806,846	2,807,763	(917)
4,048,890	GBP	Citibank, N.A.	02/18/16	5,901,719	5,769,354	132,365
33,469	GBP	Deutsche Bank AG	02/18/16	48,046	47,691	355

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,365,328	HKD	Union Bank of Switzerland AG	02/18/16	$691,437	$689,599	$1,838
505,645,035	HUF	State Street Corp.	02/18/16	1,736,178	1,759,118	(22,940)
7,147,952	ILS	Citibank, N.A.	02/18/16	1,821,480	1,805,353	16,127
115,031,269	INR	Goldman Sachs International†	02/18/16	1,715,093	1,689,950	25,143
146,200,228	JPY	BNP Paribas	02/18/16	1,248,688	1,207,945	40,743
54,404,191	JPY	Goldman Sachs International	02/18/16	462,825	449,502	13,323
166,280,538	JPY	Merrill Lynch International	02/18/16	1,418,674	1,373,853	44,821
2,154,492,261	JPY	Standard Chartered Bank	02/18/16	18,321,372	17,800,976	520,396
35,234,490	JPY	Union Bank of Switzerland AG	02/18/16	296,300	291,117	5,183
1,832,900,835	KRW	Goldman Sachs International†	02/18/16	1,533,808	1,515,955	17,853
7,301,985	MYR	Goldman Sachs International†	02/18/16	1,661,241	1,763,079	(101,838)
35,117,977	NOK	Merrill Lynch International	02/18/16	3,930,384	4,044,454	(114,070)
38,317,495	NOK	Royal Bank of Canada	02/18/16	4,290,392	4,412,935	(122,543)
7,251,663	RON	Societe Generale	02/18/16	1,734,472	1,724,514	9,958
74,301,144	SEK	Citibank, N.A.	02/18/16	8,736,172	8,659,809	76,363
				$90,986,139	$90,504,730	$481,409

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at January 31, 2016 of the currency being sold, and the value at January 31, 2016 is the U.S. Dollar market value of the currency being purchased.

Total Return Basket Swaps* Outstanding at January 31, 2016

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	AMOUNT**
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, with the exception of long positions denominated in HKD which pays one day LIBOR plus a spread, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	02/05/18	$595,929
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, with the exception of long positions denominated in ZAR which pays one day LIBOR plus a spread, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	02/05/18	(2,138,995)

Total			$(1,543,066)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details
**	The fair value of the swap is zero. Amount presented represents due from/(to) counterparty for swap contract.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAC	—	Continuous Assisted Quotation
CAD	—	Canadian Dollar
CBOT	—	Chicago Board of Trade
CHF	—	Swiss Franc
CZK	—	Czech Republic Koruna
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IBEX	—	International Business Exchange
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
LIBOR	—	London Interbank Offered Rate
LME	—	London Metal Exchange
MIB	—	Milan, Italian Stock Exchange
MSCI	—	Morgan Stanley Capital International
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
RON	—	Romanian Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SPI	—	Australian Securities Exchange
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2016.
TOPIX	—	Tokyo Stock Price Index
TRY	—	New Turkish Lira
USD	—	United States Dollar
WTI	—	West Texas Intermediate
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2016.
†	—	Non-deliverable forward.
^	—	Represents positions held in the Subsidiary.
^^	—	A portion of the position is held by the Subsidiary.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $27,084,890 and 8.8%, respectively.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,287,394
Aggregate gross unrealized depreciation	(13,481,003)

Net unrealized appreciation/depreciation	$(9,193,609)

Federal income tax cost of investments	$318,296,896

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Discretionary — 1.9%
Media — 1.4%
Rentrak Corp. (a)	30,836	$1,371,277	$1,371,277	$—
Time Warner Cable, Inc.	17,604	3,204,104	3,204,104	—

	48,440	4,575,381	4,575,381	—

Specialty Retail — 0.5%
Office Depot, Inc. (a)	345,070	1,777,110	1,777,110	—

Total Consumer Discretionary	393,510	6,352,491	6,352,491	—

Consumer Staples — 2.5%
Beverages — 0.9%
SABMiller plc (United Kingdom)	48,997	2,920,047	2,920,047	—
Food & Staples Retailing — 0.9%
Delhaize Group (Belgium)	28,560	2,983,762	2,983,762	—
Food Products — 0.7%
Diamond Foods, Inc. (a)	61,048	2,240,462	2,240,462	—

Total Consumer Staples	138,605	8,144,271	8,144,271	—

Energy — 2.8%
Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	45,463	1,978,095	1,978,095	—
Cameron International Corp. (a)	50,874	3,340,387	3,340,387	—

	96,337	5,318,482	5,318,482	—

Oil, Gas & Consumable Fuels — 1.2%
BG Group plc (United Kingdom)	171,188	2,572,197	2,572,197	—
Canadian Oil Sands Ltd. (Canada)	205,381	1,376,635	1,376,635	—

	376,569	3,948,832	3,948,832	—

Total Energy	472,906	9,267,314	9,267,314	—

Financials — 3.0%
Banks — 1.8%
First Niagara Financial Group, Inc.	289,635	2,835,527	2,835,527	—
FirstMerit Corp.	121,837	2,361,201	2,361,201	—
National Penn Bancshares, Inc.	53,061	604,895	604,895	—

	464,533	5,801,623	5,801,623	—

Insurance — 0.3%
Amlin plc (United Kingdom)	110,079	1,049,337	1,049,337	—
Chubb Ltd. (Switzerland)	150	16,961	16,961	—

	110,229	1,066,298	1,066,298	—

Thrifts & Mortgage Finance — 0.9%
Astoria Financial Corp.	186,586	2,823,046	2,823,046	—

Total Financials	761,348	9,690,967	9,690,967	—

Health Care — 1.2%
Biotechnology — 0.3%
Baxalta, Inc.	20,220	809,002	809,002	—
Health Care Providers & Services — 0.9%
Cigna Corp.	4,842	646,891	646,891	—
Health Net, Inc. (a)	35,167	2,328,759	2,328,759	—

	40,009	2,975,650	2,975,650	—

Total Health Care	60,229	3,784,652	3,784,652	—

Industrials — 0.2%
Road & Rail — 0.2%
Norfolk Southern Corp.	8,256	582,048	582,048	—
Information Technology — 2.5%
IT Services — 0.9%
Heartland Payment Systems, Inc.	32,395	2,982,931	2,982,931	—
Semiconductors & Semiconductor Equipment — 1.0%
KLA-Tencor Corp.	45,503	3,048,246	3,048,246	—
Technology Hardware, Storage & Peripherals — 0.6%
EMC Corp.	27,056	670,177	670,177	—
SanDisk Corp.	19,631	1,387,912	1,387,912	—

	46,687	2,058,089	2,058,089	—

Total Information Technology	124,585	8,089,266	8,089,266	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Materials — 1.2%
Chemicals — 0.2%
Axiall Corp.	43,855	786,320	786,320	—
Containers & Packaging — 1.0%
Rexam plc (United Kingdom)	389,486	3,329,872	3,329,872	—

Total Materials	433,341	4,116,192	4,116,192	—

Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Cable & Wireless Communications plc (United Kingdom)	380,345	372,864	372,864	—

Total Long Positions of Total Return Basket Swap	2,773,125	50,400,065	50,400,065	—

Short Positions
Common Stocks
Consumer Discretionary — 0.5%
Media — 0.3%
Charter Communications, Inc. (a)	6,660	1,141,258	1,141,258	—
Specialty Retail — 0.2%
Staples, Inc.	74,745	666,725	666,725	—

Total Consumer Discretionary	81,405	1,807,983	1,807,983	—

Consumer Staples — 1.6%
Food & Staples Retailing — 1.1%
Koninklijke Ahold N.V. (Netherlands)	162,060	3,656,029	3,656,029	—
Food Products — 0.5%
Snyder’s-Lance, Inc.	46,839	1,478,707	1,478,707	—

Total Consumer Staples	208,899	5,134,736	5,134,736	—

Energy — 2.2%
Energy Equipment & Services — 1.3%
Halliburton Co.	59,833	1,902,091	1,902,091	—
Schlumberger Ltd.	36,061	2,606,129	2,606,129	—

	95,894	4,508,220	4,508,220	—

Oil, Gas & Consumable Fuels — 0.9%
Royal Dutch Shell plc (Netherlands)	75,485	1,635,966	1,635,966	—
Royal Dutch Shell plc (Netherlands)	1,447	31,299	31,299	—
Suncor Energy, Inc. (Canada)	50,832	1,203,944	1,203,944	—

	127,764	2,871,209	2,871,209	—

Total Energy	223,658	7,379,429	7,379,429	—

Financials — 2.2%
Banks — 1.3%
BB&T Corp.	11,788	384,996	384,996	—
Huntington Bancshares, Inc.	207,463	1,780,032	1,780,032	—
KeyCorp.	194,981	2,175,988	2,175,988	—

	414,232	4,341,016	4,341,016	—

Thrifts & Mortgage Finance — 0.9%
New York Community Bancorp, Inc.	184,720	2,859,466	2,859,466	—

Total Financials	598,952	7,200,482	7,200,482	—

Health Care — 0.6%
Health Care Providers & Services — 0.4%
Centene Corp. (a)	21,873	1,357,438	1,357,438	—
Pharmaceuticals — 0.2%
Shire plc (Ireland)	3,377	568,349	568,349	—

Total Health Care	25,250	1,925,787	1,925,787	—

Industrials — 0.1%
Road & Rail — 0.1%
Canadian Pacific Railway Ltd. (Canada)	2,844	341,873	341,873	—
Information Technology — 1.4%
Internet Software & Services — 0.4%
comScore, Inc. (a)	35,106	1,352,634	1,352,634	—
IT Services — 0.4%
Global Payments, Inc.	21,445	1,264,183	1,264,183	—
Semiconductors & Semiconductor Equipment — 0.6%
Lam Research Corp.	22,523	1,616,926	1,616,926	—
Microsemi Corp. (a)	9,920	314,464	314,464	—

	32,443	1,931,390	1,931,390	—

Technology Hardware, Storage & Peripherals — 0.0% (g)
Western Digital Corp.	346	16,601	16,601	—

Total Information Technology	89,340	4,564,808	4,564,808	—

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Materials — 0.5%
Chemicals — 0.1%
Westlake Chemical Corp.	8,540	388,399	388,399	—
Containers & Packaging — 0.4%
Ball Corp.	17,207	1,149,944	1,149,944	—

Total Materials	25,747	1,538,343	1,538,343	—

Utilities — 0.4%
Electric Utilities — 0.4%
NextEra Energy, Inc.	10,427	1,164,800	1,164,800	—

Total Short Positions of Total Return Basket Swap	1,266,522	31,058,241	31,058,241	—

Total of Long and Short Positions of Total Return Basket Swap	1,506,603	19,341,824	19,341,824	—

Cash and Other Receivables/(Payables) (4)				622,132

Financing Costs				(26,203)

Net Dividends Receivable/(Payable)				—

Due from counterparty for swap contract				$595,929

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Common Stocks
Consumer Discretionary — 5.0%
Auto Components — 0.6%
Brembo S.p.A. (Italy)	11,823	483,112	483,112	—
Cooper Tire & Rubber Co.	14,602	532,389	532,389	—
Lear Corp.	4,108	426,534	426,534	—
Linamar Corp. (Canada)	8,662	337,786	337,786	—
Magna International, Inc. (Canada)	9,623	334,322	334,322	—

	48,818	2,114,143	2,114,143	—

Automobiles — 0.3%
Peugeot S.A. (France) (a)	31,391	464,521	464,521	—
Renault S.A. (France)	5,134	433,420	433,420	—

	36,525	897,941	897,941	—

Distributors — 0.1%
Inchcape plc (United Kingdom)	46,863	479,111	479,111	—
Hotels, Restaurants & Leisure — 0.4%
Carnival plc	9,120	452,229	452,229	—
Marriott Vacations Worldwide Corp.	8,528	421,198	421,198	—
Wyndham Worldwide Corp.	6,202	402,510	402,510	—

	23,850	1,275,937	1,275,937	—

Household Durables — 0.9%
Barratt Developments plc (United Kingdom)	57,217	488,763	488,763	—
Bellway plc (United Kingdom)	12,802	506,751	506,751	—
Berkeley Group Holdings plc (United Kingdom)	9,593	483,202	483,202	—
Bovis Homes Group plc (United Kingdom)	36,089	481,578	481,578	—
Persimmon plc (United Kingdom) (a)	19,726	572,270	572,270	—
Taylor Wimpey plc (United Kingdom)	195,220	535,197	535,197	—

	330,647	3,067,761	3,067,761	—

Media — 0.5%
ProSiebenSat.1 Media SE (Germany)	9,311	463,025	463,025	—
Sky plc (United Kingdom)	31,896	491,754	491,754	—
Technicolor S.A. (France)	73,791	523,593	523,593	—

	114,998	1,478,372	1,478,372	—

Multiline Retail — 0.9%
Big Lots, Inc.	10,626	412,076	412,076	—
Dillard’s, Inc.	5,977	420,841	420,841	—
Kohl’s Corp.	11,295	561,926	561,926	—
Macy’s, Inc.	15,758	636,781	636,781	—
Marks & Spencer Group plc (United Kingdom)	71,133	429,857	429,857	—
Target Corp.	7,067	511,792	511,792	—

	121,856	2,973,273	2,973,273	—

Specialty Retail — 1.3%
American Eagle Outfitters, Inc.	37,037	542,222	542,222	—
Best Buy Co., Inc.	14,742	411,744	411,744	—
Children’s Place, Inc. (The)	8,016	521,842	521,842	—
Foot Locker, Inc.	9,000	608,040	608,040	—
GameStop Corp.	19,659	515,262	515,262	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Consumer Discretionary — continued
Specialty Retail — continued
Guess?, Inc.	26,404	489,530	489,530	—
Outerwall, Inc.	15,086	509,907	509,907	—
WH Smith plc (United Kingdom)	19,570	513,647	513,647	—

	149,514	4,112,194	4,112,194	—

Total Consumer Discretionary	873,071	16,398,732	16,398,732	—

Consumer Staples — 1.9%
Beverages — 0.2%
Dr. Pepper Snapple Group, Inc.	6,433	603,673	603,673	—
Food & Staples Retailing — 0.5%
Delhaize Group (Belgium)	5,558	580,664	580,664	—
Ingles Markets, Inc.	10,609	406,961	406,961	—
Metro, Inc. (Canada)	17,481	516,731	516,731	—

	33,648	1,504,356	1,504,356	—

Food Products — 0.9%
Cal-Maine Foods, Inc.	9,624	485,723	485,723	—
Ebro Foods S.A. (Spain)	28,257	551,913	551,913	—
Fresh Del Monte Produce, Inc.	13,980	570,524	570,524	—
Ingredion, Inc.	6,249	629,399	629,399	—
Lancaster Colony Corp.	4,394	446,782	446,782	—
Pinnacle Foods, Inc.	11,039	473,463	473,463	—

	73,543	3,157,804	3,157,804	—

Tobacco — 0.3%
Imperial Tobacco Group plc (United Kingdom)	9,976	538,172	538,172	—
Universal Corp.	9,262	506,909	506,909	—

	19,238	1,045,081	1,045,081	—

Total Consumer Staples	132,862	6,310,914	6,310,914	—

Energy — 3.4%
Energy Equipment & Services — 0.7%
Baker Hughes, Inc.	7,961	346,383	346,383	—
Hunting plc (United Kingdom)	124,904	545,051	545,051	—
John Wood Group plc (United Kingdom)	56,791	520,326	520,326	—
National Oilwell Varco, Inc.	13,634	443,650	443,650	—
Tecnicas Reunidas S.A. (Spain)	12,829	424,017	424,017	—

	216,119	2,279,427	2,279,427	—

Oil, Gas & Consumable Fuels — 2.7%
Alon USA Energy, Inc.	26,797	337,106	337,106	—
BP plc (United Kingdom)	105,472	565,229	565,229	—
Chevron Corp.	5,650	488,556	488,556	—
CVR Energy, Inc.	11,636	407,493	407,493	—
Delek US Holdings, Inc.	19,302	328,520	328,520	—
Eni S.p.A. (Italy)	36,700	527,973	527,973	—
Green Plains, Inc.	25,853	489,914	489,914	—
HollyFrontier Corp.	12,475	436,251	436,251	—
Marathon Petroleum Corp.	8,769	366,457	366,457	—
Neste Oil OYJ (Finland)	18,402	573,726	573,726	—
Nordic American Tankers Ltd. (Norway)	35,635	452,921	452,921	—
OMV AG (Austria)	20,937	536,520	536,520	—
Phillips 66	5,877	471,042	471,042	—
Ship Finance International Ltd. (Norway)	35,081	469,735	469,735	—
Tesoro Corp.	4,340	378,665	378,665	—
TOTAL S.A. (France)	11,339	502,642	502,642	—
Valero Energy Corp.	8,006	543,367	543,367	—
Western Refining, Inc.	13,791	453,724	453,724	—
World Fuel Services Corp.	11,588	451,353	451,353	—

	417,650	8,781,194	8,781,194	—

Total Energy	633,769	11,060,621	11,060,621	—

Financials — 5.5%
Banks — 0.5%
Erste Group Bank AG (Austria) (a)	17,900	518,323	518,323	—
National Bank of Canada (Canada)	17,644	503,413	503,413	—
Royal Bank of Canada (Canada)	10,180	527,203	527,203	—

	45,724	1,548,939	1,548,939	—

Capital Markets — 0.4%
3i Group plc (United Kingdom)	74,223	467,461	467,461	—
Investec plc (South Africa)	62,268	393,853	393,853	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Financials — continued
Capital Markets — continued
Mediobanca S.p.A. (Italy)	54,320	433,392	433,392	—

	190,811	1,294,706	1,294,706	—

Diversified Financial Services — 0.1%
Voya Financial, Inc.	12,386	378,764	378,764	—
Insurance — 4.4%
Ageas (Belgium)	13,368	540,814	540,814	—
Allianz SE (Germany)	2,977	479,394	479,394	—
Allied World Assurance Co. Holdings AG (Switzerland)	12,215	446,947	446,947	—
American Equity Investment Life Holding Co.	23,321	424,209	424,209	—
Amlin plc (United Kingdom)	76,063	725,077	725,077	—
AmTrust Financial Services, Inc.	7,795	445,796	445,796	—
Aspen Insurance Holdings Ltd. (Bermuda)	12,076	561,655	561,655	—
AXA S.A. (France)	21,803	537,809	537,809	—
Baloise Holding AG (Switzerland)	4,504	549,617	549,617	—
Direct Line Insurance Group plc (United Kingdom)	95,587	510,212	510,212	—
First American Financial Corp.	14,775	507,817	507,817	—
Great-West Lifeco, Inc. (Canada)	22,431	555,931	555,931	—
Hannover Rueck SE (Germany)	4,386	458,981	458,981	—
Hanover Insurance Group, Inc. (The)	6,820	555,762	555,762	—
Legal & General Group plc (United Kingdom)	135,848	471,343	471,343	—
Manulife Financial Corp. (Canada)	36,649	509,355	509,355	—
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,019	578,385	578,385	—
NN Group N.V. (Netherlands)	14,658	494,790	494,790	—
Old Mutual plc (United Kingdom)	182,728	441,846	441,846	—
PartnerRe Ltd. (Bermuda) (a)	4,591	644,576	644,576	—
Power Corp. of Canada (Canada)	26,122	553,990	553,990	—
Reinsurance Group of America, Inc.	5,400	454,842	454,842	—
SCOR SE (France)	13,495	469,640	469,640	—
Swiss Life Holding AG (Switzerland) (a)	2,024	512,940	512,940	—
Swiss Re AG (Switzerland)	5,318	492,162	492,162	—
Talanx AG (Germany)	19,587	561,126	561,126	—
Universal Insurance Holdings, Inc.	24,379	456,862	456,862	—
Validus Holdings Ltd. (Bermuda)	12,394	548,311	548,311	—

	804,333	14,490,189	14,490,189	—

Thrifts & Mortgage Finance — 0.1%
Aareal Bank AG (Germany)	16,135	440,122	440,122	—

Total Financials	1,069,389	18,152,720	18,152,720	—

Health Care — 2.8%
Health Care Equipment & Supplies — 0.2%
Hill-Rom Holdings, Inc.	10,811	528,442	528,442	—
Health Care Providers & Services — 2.0%
Aetna, Inc.	4,594	467,853	467,853	—
Cardinal Health, Inc.	7,305	594,408	594,408	—
Chemed Corp.	3,857	541,214	541,214	—
Express Scripts Holding Co. (a)	5,765	414,331	414,331	—
Health Net, Inc. (a)	8,305	549,957	549,957	—
HealthSouth Corp.	15,103	540,536	540,536	—
Humana, Inc.	3,235	526,626	526,626	—
Laboratory Corp. of America Holdings (a)	4,187	470,409	470,409	—
McKesson Corp.	2,458	395,689	395,689	—
MEDNAX, Inc. (a)	7,247	503,377	503,377	—
Quest Diagnostics, Inc.	7,946	521,814	521,814	—
UnitedHealth Group, Inc.	4,859	559,562	559,562	—
Universal Health Services, Inc.	4,511	508,119	508,119	—

	79,372	6,593,895	6,593,895	—

Life Sciences Tools & Services — 0.3%
Gerresheimer AG (Germany)	7,847	553,648	553,648	—
Lonza Group AG (Switzerland) (a)	3,254	496,510	496,510	—

	11,101	1,050,158	1,050,158	—

Pharmaceuticals — 0.3%
Roche Holding AG (Switzerland)	1,878	480,797	480,797	—
STADA Arzneimittel AG (Germany)	13,746	473,461	473,461	—

	15,624	954,258	954,258	—

Total Health Care	116,908	9,126,753	9,126,753	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Industrials — 4.7%
Aerospace & Defense — 0.6%
Boeing Co. (The)	3,691	443,400	443,400	—
Huntington Ingalls Industries, Inc.	3,848	492,082	492,082	—
Northrop Grumman Corp.	3,231	597,929	597,929	—
Raytheon Co.	4,615	591,828	591,828	—

	15,385	2,125,239	2,125,239	—

Air Freight & Logistics — 0.3%
CTT-Correios de Portugal S.A. (Portugal)	44,578	386,330	386,330	—
Royal Mail plc (United Kingdom)	81,752	534,915	534,915	—

	126,330	921,245	921,245	—

Airlines — 0.5%
Alaska Air Group, Inc.	7,477	526,381	526,381	—
easyJet plc (United Kingdom)	19,034	419,841	419,841	—
JetBlue Airways Corp. (a)	24,341	518,707	518,707	—

	50,852	1,464,929	1,464,929	—

Commercial Services & Supplies — 0.3%
Deluxe Corp.	9,984	558,106	558,106	—
Tetra Tech, Inc.	20,572	544,952	544,952	—

	30,556	1,103,058	1,103,058	—

Construction & Engineering — 0.9%
Astaldi S.p.A. (Italy)	91,546	459,363	459,363	—
Boskalis Westminster N.V. (Netherlands)	12,151	477,823	477,823	—
Carillion plc (United Kingdom)	103,135	404,573	404,573	—
Eiffage S.A. (France)	9,127	625,865	625,865	—
Vinci S.A. (France)	8,912	602,626	602,626	—

	224,871	2,570,250	2,570,250	—

Electrical Equipment — 0.4%
AZZ, Inc.	9,718	500,283	500,283	—
OSRAM Licht AG (Germany)	9,940	442,026	442,026	—
Prysmian S.p.A. (Italy)	23,456	479,485	479,485	—

	43,114	1,421,794	1,421,794	—

Machinery — 0.7%
Barnes Group, Inc.	13,111	426,239	426,239	—
Greenbrier Cos., Inc. (The)	15,050	389,193	389,193	—
KION Group AG (Germany) (a)	12,903	632,706	632,706	—
Stanley Black & Decker, Inc.	4,993	471,040	471,040	—
Wabash National Corp. (a)	46,408	513,272	513,272	—

	92,465	2,432,450	2,432,450	—

Marine — 0.1%
Matson, Inc.	11,099	448,511	448,511	—
Professional Services — 0.8%
Adecco S.A. (Switzerland) (a)	7,939	484,393	484,393	—
Korn/Ferry International	17,319	533,598	533,598	—
ManpowerGroup, Inc.	5,596	427,255	427,255	—
Randstad Holding N.V. (Netherlands)	8,859	481,095	481,095	—
USG People N.V. (Netherlands)	29,361	545,645	545,645	—

	69,074	2,471,986	2,471,986	—

Trading Companies & Distributors — 0.1%
Finning International, Inc. (Canada)	36,377	463,249	463,249	—

Total Industrials	700,123	15,422,711	15,422,711	—

Information Technology — 5.0%
Communications Equipment — 0.2%
ARRIS International plc (a)	349	8,889	8,889	—
Brocade Communications Systems, Inc.	45,458	362,755	362,755	—
Cisco Systems, Inc.	17,430	414,660	414,660	—

	63,237	786,304	786,304	—

Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	12,829	493,275	493,275	—
Corning, Inc.	31,912	593,882	593,882	—
Methode Electronics, Inc.	14,108	367,655	367,655	—

	58,849	1,454,812	1,454,812	—

Internet Software & Services — 0.2%
j2 Global, Inc.	7,306	529,758	529,758	—
IT Services — 1.8%
Amdocs Ltd.	9,521	521,180	521,180	—

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Information Technology — continued
IT Services — continued
Atos SE (France)	6,667	525,426	525,426	—
Cap Gemini S.A. (France)	6,336	577,107	577,107	—
CGI Group, Inc. (Canada) (a)	13,583	582,142	582,142	—
Computer Sciences Corp.	16,867	540,925	540,925	—
Convergys Corp.	22,162	541,639	541,639	—
CSG Systems International, Inc.	14,227	497,091	497,091	—
DST Systems, Inc.	4,692	494,584	494,584	—
NeuStar, Inc. (a)	18,052	443,718	443,718	—
Science Applications International Corp.	10,319	439,796	439,796	—
Total System Services, Inc.	9,373	376,420	376,420	—
Western Union Co. (The)	25,651	457,614	457,614	—

	157,450	5,997,642	5,997,642	—

Semiconductors & Semiconductor Equipment — 1.3%
Advanced Energy Industries, Inc. (a)	19,679	552,586	552,586	—
BE Semiconductor Industries N.V. (Netherlands)	23,098	466,162	466,162	—
Cirrus Logic, Inc. (a)	20,551	713,531	713,531	—
Integrated Device Technology, Inc. (a)	20,876	531,920	531,920	—
Intel Corp.	14,925	462,974	462,974	—
Skyworks Solutions, Inc.	5,601	386,021	386,021	—
Teradyne, Inc.	26,208	509,221	509,221	—
Tessera Technologies, Inc.	17,381	500,920	500,920	—

	148,319	4,123,335	4,123,335	—

Software — 1.0%
Activision Blizzard, Inc.	14,516	505,447	505,447	—
Ebix, Inc.	13,470	459,596	459,596	—
Micro Focus International plc (United Kingdom)	23,621	466,494	466,494	—
Oracle Corp.	15,670	568,978	568,978	—
Software AG (Germany)	19,476	655,104	655,104	—
Synopsys, Inc. (a)	10,916	468,296	468,296	—

	97,669	3,123,915	3,123,915	—

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.	4,214	410,191	410,191	—

Total Information Technology	537,044	16,425,957	16,425,957	—

Materials — 2.0%
Chemicals — 0.4%
Celanese Corp.	7,240	460,971	460,971	—
Dow Chemical Co. (The)	9,979	419,118	419,118	—
LyondellBasell Industries N.V.	5,521	430,472	430,472	—

	22,740	1,310,561	1,310,561	—

Containers & Packaging — 0.4%
DS Smith plc (United Kingdom)	83,161	433,340	433,340	—
International Paper Co.	13,655	467,138	467,138	—
Smurfit Kappa Group plc (Ireland)	18,310	396,705	396,705	—

	115,126	1,297,183	1,297,183	—

Metals & Mining — 0.5%
Aurubis AG (Germany)	7,563	307,565	307,565	—
Centamin plc (United Kingdom)	520,529	503,245	503,245	—
Kaiser Aluminum Corp.	6,558	509,819	509,819	—
Salzgitter AG (Germany)	18,496	394,322	394,322	—

	553,146	1,714,951	1,714,951	—

Paper & Forest Products — 0.7%
Domtar Corp.	15,337	494,618	494,618	—
Mondi plc (South Africa)	21,898	354,460	354,460	—
Schweitzer-Mauduit International, Inc.	12,251	514,542	514,542	—
Stora Enso OYJ (Finland)	52,334	423,783	423,783	—
UPM-Kymmene OYJ (Finland)	27,153	439,752	439,752	—

	128,973	2,227,155	2,227,155	—

Total Materials	819,985	6,549,850	6,549,850	—

Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.4%
Elisa OYJ (Finland)	13,381	482,849	482,849	—
TELUS Corp. (Canada)	14,141	393,372	393,372	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Telecommunication Services — continued
Diversified Telecommunication Services — continued
Verizon Communications, Inc.	12,770	638,117	638,117	—

	40,292	1,514,338	1,514,338	—

Wireless Telecommunication Services — 0.2%
Freenet AG (Germany)	17,969	556,236	556,236	—

Total Telecommunication Services	58,261	2,070,574	2,070,574	—

Utilities — 2.3%
Electric Utilities — 1.2%
Acciona S.A. (Spain)	7,460	569,821	569,821	—
American Electric Power Co., Inc.	9,508	579,703	579,703	—
EDP - Energias de Portugal S.A. (Portugal)	159,960	557,457	557,457	—
Entergy Corp.	8,734	616,446	616,446	—
Iberdrola S.A. (Spain)	76,798	536,442	536,442	—
Pinnacle West Capital Corp.	7,905	524,181	524,181	—
SSE plc (United Kingdom)	24,806	512,518	512,518	—

	295,171	3,896,568	3,896,568	—

Gas Utilities — 0.4%
AGL Resources, Inc.	10,816	687,465	687,465	—
Snam S.p.A. (Italy)	104,377	584,015	584,015	—

	115,193	1,271,480	1,271,480	—

Multi-Utilities — 0.7%
Consolidated Edison, Inc.	8,485	588,774	588,774	—
Hera S.p.A. (Italy)	209,083	584,369	584,369	—
National Grid plc (United Kingdom)	36,232	508,939	508,939	—
Public Service Enterprise Group, Inc.	11,968	494,278	494,278	—

	265,768	2,176,360	2,176,360	—

Total Utilities	676,132	7,344,408	7,344,408	—

Total Long Positions of Total Return Basket Swap	5,617,544	108,863,240	108,863,240	—

Short Positions
Common Stocks
Consumer Discretionary — 8.0%
Auto Components — 0.1%
NGK Spark Plug Co., Ltd. (Japan)	21,300	492,628	492,628	—
Distributors — 0.2%
LKQ Corp. (a)	20,759	568,797	568,797	—
Diversified Consumer Services — 0.1%
Sotheby’s	15,605	366,561	366,561	—
Hotels, Restaurants & Leisure — 2.6%
Accor S.A. (France)	10,298	390,454	390,454	—
Aramark	16,588	529,987	529,987	—
Autogrill S.p.A. (Italy) (a)	60,198	508,984	508,984	—
Belmond Ltd. (United Kingdom) (a)	49,552	419,210	419,210	—
Chipotle Mexican Grill, Inc. (a)	769	348,334	348,334	—
ClubCorp Holdings, Inc.	25,234	302,051	302,051	—
Compass Group plc (United Kingdom)	33,395	572,442	572,442	—
Crown Resorts Ltd. (Australia)	62,082	539,126	539,126	—
Fiesta Restaurant Group, Inc. (a)	11,038	401,783	401,783	—
InterContinental Hotels Group plc (United Kingdom)	13,704	448,531	448,531	—
Merlin Entertainments plc (United Kingdom)	83,809	494,038	494,038	—
Oriental Land Co Ltd. (Japan)	9,200	579,289	579,289	—
Panera Bread Co. (a)	2,213	429,322	429,322	—
Resorttrust, Inc. (Japan)	17,000	421,963	421,963	—
Scientific Games Corp. (a)	40,549	240,050	240,050	—
Tabcorp Holdings Ltd. (Australia)	148,887	484,724	484,724	—
Thomas Cook Group plc (United Kingdom) (a)	315,953	480,815	480,815	—
Whitbread plc (United Kingdom)	7,190	409,801	409,801	—
Wynn Resorts Ltd.	7,129	480,067	480,067	—

	914,788	8,480,971	8,480,971	—

Internet & Catalog Retail — 0.7%
Groupon, Inc. (a)	151,312	411,569	411,569	—
Rakuten, Inc. (Japan)	38,000	385,602	385,602	—
TripAdvisor, Inc. (a)	6,157	411,041	411,041	—
Yoox Net-A-Porter Group (Italy) (a)	15,510	530,943	530,943	—
Zalando SE (Germany) (a)	13,036	447,170	447,170	—

	224,015	2,186,325	2,186,325	—

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Consumer Discretionary — continued
Media — 1.8%
Atresmedia Corp de Medios de Comunicacion S.A. (Spain)	40,503	382,168	382,168	—
Charter Communications, Inc. (a)	2,767	474,153	474,153	—
CyberAgent, Inc. (Japan)	13,300	615,207	615,207	—
DreamWorks Animation SKG, Inc. (a)	22,713	582,361	582,361	—
JCDecaux S.A. (France)	14,128	555,261	555,261	—
Liberty Broadband Corp. (a)	10,243	481,421	481,421	—
Lions Gate Entertainment Corp.	13,372	349,678	349,678	—
Live Nation Entertainment, Inc. (a)	20,220	458,994	458,994	—
Loral Space & Communications, Inc. (a)	11,497	397,221	397,221	—
Numericable-SFR SAS (France)	10,423	412,695	412,695	—
Pearson plc (United Kingdom)	47,456	533,522	533,522	—
Regal Entertainment Group	3,187	54,976	54,976	—
Telenet Group Holding N.V. (Belgium)	9,217	478,570	478,570	—

	219,026	5,776,227	5,776,227	—

Multiline Retail — 0.2%
Burlington Stores, Inc. (a)	10,216	548,906	548,906	—
Specialty Retail — 1.2%
Cabela’s, Inc. (a)	9,038	380,229	380,229	—
CarMax, Inc. (a)	9,258	409,018	409,018	—
Conn’s, Inc. (a)	20,735	255,455	255,455	—
CST Brands, Inc.	14,611	566,030	566,030	—
Dufry AG (Switzerland) (a)	3,912	422,382	422,382	—
Fast Retailing Co., Ltd. (Japan)	1,500	476,149	476,149	—
Five Below, Inc. (a)	15,638	550,927	550,927	—
Restoration Hardware Holdings, Inc. (a)	5,022	309,456	309,456	—
Sally Beauty Holdings, Inc. (a)	19,888	548,113	548,113	—

	99,602	3,917,759	3,917,759	—

Textiles, Apparel & Luxury Goods — 1.1%
Cie Financiere Richemont S.A. (Switzerland)	6,420	415,214	415,214	—
Crocs, Inc. (a)	47,279	435,440	435,440	—
Hugo Boss AG (Germany)	4,500	357,619	357,619	—
Kate Spade & Co. (a)	23,842	424,626	424,626	—
Kering (France)	3,001	504,065	504,065	—
lululemon athletica, Inc. (Canada) (a)	10,003	620,886	620,886	—
Salvatore Ferragamo S.p.A. (Italy)	17,719	399,064	399,064	—
Under Armour, Inc. (a)	6,198	529,495	529,495	—

	118,962	3,686,409	3,686,409	—

Total Consumer Discretionary	1,644,273	26,024,583	26,024,583	—

Consumer Staples — 3.3%
Beverages — 0.5%
Anheuser-Busch InBev N.V. (Belgium)	4,243	532,498	532,498	—
Boston Beer Co., Inc. (The) (a)	2,034	364,595	364,595	—
Coca-Cola Amatil Ltd. (Australia)	58,799	349,982	349,982	—
Diageo plc (United Kingdom)	19,259	517,147	517,147	—

	84,335	1,764,222	1,764,222	—

Food & Staples Retailing — 0.8%
Cosmos Pharmaceutical Corp. (Japan)	3,200	478,156	478,156	—
PriceSmart, Inc.	5,136	393,212	393,212	—
Sprouts Farmers Market, Inc. (a)	20,116	458,645	458,645	—
Tesco plc (United Kingdom) (a)	161,924	400,078	400,078	—
United Natural Foods, Inc. (a)	10,843	379,722	379,722	—
Whole Foods Market, Inc.	13,480	395,099	395,099	—

	214,699	2,504,912	2,504,912	—

Food Products — 1.5%
Aryzta AG (Switzerland) (a)	11,013	502,081	502,081	—
Associated British Foods plc (United Kingdom)	11,033	495,209	495,209	—
Barry Callebaut AG (Switzerland) (a)	433	494,144	494,144	—
Chocoladefabriken Lindt & Sprungli AG (Switzerland) (a)	89	520,003	520,003	—
Hershey Co. (The)	5,862	516,501	516,501	—
Kagome Co., Ltd. (Japan)	30,300	518,578	518,578	—
Kerry Group plc (Ireland)	6,970	568,560	568,560	—
Kewpie Corp. (Japan)	25,200	543,903	543,903	—
WhiteWave Foods Co. (The) (a)	11,414	430,879	430,879	—
Yakult Honsha Co., Ltd. (Japan)	10,200	461,702	461,702	—

	112,514	5,051,560	5,051,560	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Consumer Staples — continued
Household Products — 0.2%
Unicharm Corp. (Japan)	25,600	492,588	492,588	—

Personal Products — 0.3%
Beiersdorf AG (Germany)	4,469	411,895	411,895	—
Edgewell Personal Care Co.	6,376	471,888	471,888	—

	10,845	883,783	883,783	—

Total Consumer Staples	447,993	10,697,065	10,697,065	—

Energy — 2.7%
Energy Equipment & Services — 0.1%
Weatherford International plc (Switzerland) (a)	49,983	336,885	336,885	—
Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp.	7,470	292,002	292,002	—
Cabot Oil & Gas Corp.	25,827	535,910	535,910	—
Cheniere Energy, Inc. (a)	10,614	318,951	318,951	—
Cobalt International Energy, Inc. (a)	73,025	276,765	276,765	—
Concho Resources, Inc. (a)	5,221	496,674	496,674	—
Continental Resources, Inc. (a)	21,743	458,995	458,995	—
Gulfport Energy Corp. (a)	15,702	463,994	463,994	—
Magnum Hunter Resources (a)	290	—	—	—
Matador Resources Co. (a)	19,535	313,146	313,146	—
MEG Energy Corp. (Canada) (a)	65,127	270,103	270,103	—
Memorial Resource Development Corp. (a)	26,428	420,469	420,469	—
Paramount Resources Ltd. (Canada) (a)	113,502	372,696	372,696	—
Parsley Energy, Inc. (a)	25,265	486,604	486,604	—
Premier Oil plc (United Kingdom) (a)	489,447	132,508	132,508	—
Range Resources Corp.	16,813	496,992	496,992	—
Rice Energy, Inc. (a)	45,839	534,941	534,941	—
RSP Permian, Inc. (a)	18,650	439,208	439,208	—
Seven Generations Energy Ltd. (Canada) (a)	47,858	538,399	538,399	—
SM Energy Co.	25,415	355,302	355,302	—
Synergy Resources Corp. (a)	65,935	418,028	418,028	—
Tourmaline Oil Corp. (Canada) (a)	23,670	471,913	471,913	—
WPX Energy, Inc. (a)	87,047	471,795	471,795	—

	1,230,423	8,565,395	8,565,395	—

Total Energy	1,280,406	8,902,280	8,902,280	—

Financials — 5.2%
Banks — 0.8%
Banca Monte dei Paschi di Siena S.p.A. (Italy) (a)	281,537	202,208	202,208	—
Banco Comercial Portugues S.A. (Portugal) (a)	10,283,551	433,352	433,352	—
Banco Espirito Santo S.A. (Portugal) (a)	35,937	4,672	4,672	—
Banco Popolare SC (Italy) (a)	34,694	320,215	320,215	—
Bankia S.A. (Spain)	438,166	433,844	433,844	—
Hilltop Holdings, Inc. (a)	27,392	437,450	437,450	—
Royal Bank of Scotland Group plc (United Kingdom) (a)	99,270	357,444	357,444	—
UniCredit S.p.A. (Italy)	90,989	349,721	349,721	—

	11,291,536	2,538,906	2,538,906	—

Capital Markets — 0.8%
Charles Schwab Corp. (The)	17,571	448,588	448,588	—
Eaton Vance Corp.	13,871	397,543	397,543	—
Julius Baer Group Ltd. (Switzerland) (a)	10,842	457,769	457,769	—
NorthStar Asset Management Group, Inc.	36,012	415,578	415,578	—
State Street Corp.	7,529	419,591	419,591	—
TD Ameritrade Holding Corp.	10,982	302,884	302,884	—

	96,807	2,441,953	2,441,953	—

Consumer Finance — 0.2%
First Cash Financial Services, Inc. (a)	13,495	479,072	479,072	—
LendingClub Corp. (a)	38,581	284,728	284,728	—

	52,076	763,800	763,800	—

Diversified Financial Services — 1.0%
Element Financial Corp. (Canada)	41,087	433,189	433,189	—
Eurazeo S.A. (France)	8,364	510,662	510,662	—
Leucadia National Corp.	22,593	374,140	374,140	—
London Stock Exchange Group plc (United Kingdom)	14,990	528,429	528,429	—
McGraw Hill Financial, Inc.	5,891	500,853	500,853	—
Moody’s Corp.	4,908	437,499	437,499	—

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Financials — continued
Diversified Financial Services — continued
Onex Corp. (Canada)	8,669	518,135	518,135	—

	106,502	3,302,907	3,302,907	—

Insurance — 0.3%
Insurance Australia Group Ltd. (Australia)	130,708	487,520	487,520	—
Standard Life plc (United Kingdom)	87,086	451,063	451,063	—

	217,794	938,583	938,583	—

Real Estate Management & Development — 2.0%
Aeon Mall Co., Ltd. (Japan)	29,500	443,968	443,968	—
Alexander & Baldwin, Inc.	15,410	466,923	466,923	—
Capital & Counties Properties plc (United Kingdom)	87,866	462,615	462,615	—
Howard Hughes Corp. (The) (a)	3,769	358,168	358,168	—
Hulic Co., Ltd. (Japan)	62,200	527,132	527,132	—
IMMOFINANZ AG (Austria) (a)	234,658	441,554	441,554	—
Kennedy-Wilson Holdings, Inc.	23,460	475,769	475,769	—
Mitsubishi Estate Co., Ltd. (Japan)	23,000	449,779	449,779	—
Mitsui Fudosan Co., Ltd. (Japan)	18,000	416,751	416,751	—
NTT Urban Development Corp. (Japan)	48,800	470,808	470,808	—
Realogy Holdings Corp. (a)	11,409	374,215	374,215	—
Sumitomo Realty & Development Co., Ltd. (Japan)	14,000	386,008	386,008	—
Tokyo Tatemono Co., Ltd. (Japan)	42,900	454,283	454,283	—
Tokyu Fudosan Holdings Corp. (Japan)	67,700	436,738	436,738	—
Vonovia SE (Germany)	16,121	489,164	489,164	—

	698,793	6,653,875	6,653,875	—

Thrifts & Mortgage Finance — 0.1%
PHH Corp. (a)	32,453	398,523	398,523	—

Total Financials	12,495,961	17,038,547	17,038,547	—

Health Care — 2.9%
Health Care Equipment & Supplies — 1.1%
Endologix, Inc. (a)	56,757	404,678	404,678	—
IDEXX Laboratories, Inc. (a)	7,123	499,607	499,607	—
Insulet Corp. (a)	13,215	438,474	438,474	—
Neogen Corp. (a)	8,534	445,304	445,304	—
NxStage Medical, Inc. (a)	28,722	543,420	543,420	—
Olympus Corp. (Japan)	12,400	475,249	475,249	—
Wright Medical Group N.V. (Netherlands)	—	429,264	429,264	—
Zeltiq Aesthetics, Inc. (a)	17,513	406,652	406,652	—

	144,264	3,642,648	3,642,648	—

Health Care Providers & Services — 0.8%
Brookdale Senior Living, Inc. (a)	22,656	368,840	368,840	—
Centene Corp. (a)	5,166	320,602	320,602	—
ExamWorks Group, Inc. (a)	18,641	511,882	511,882	—
Healthscope Ltd. (Australia)	284,889	445,603	445,603	—
Ramsay Health Care Ltd. (Australia)	11,317	485,221	485,221	—
Tenet Healthcare Corp. (a)	15,597	422,990	422,990	—

	358,266	2,555,138	2,555,138	—

Health Care Technology — 0.3%
M3, Inc. (Japan)	26,300	592,627	592,627	—
Medidata Solutions, Inc. (a)	10,594	452,682	452,682	—

	36,894	1,045,309	1,045,309	—

Life Sciences Tools & Services — 0.1%
MorphoSys AG (Germany) (a)	7,125	338,225	338,225	—
Pharmaceuticals — 0.6%
Akorn, Inc. (a)	17,203	447,106	447,106	—
BTG plc (United Kingdom) (a)	45,274	377,712	377,712	—
Nektar Therapeutics (a)	31,936	435,607	435,607	—
Pacira Pharmaceuticals, Inc. (a)	7,693	457,118	457,118	—
Relypsa, Inc. (a)	17,631	332,168	332,168	—

	119,737	2,049,711	2,049,711	—

Total Health Care	666,286	9,631,031	9,631,031	—

Industrials — 8.0%
Aerospace & Defense — 1.1%
B/E Aerospace, Inc.	11,639	470,798	470,798	—
Bombardier, Inc. (Canada) (a)	427,716	299,209	299,209	—
BWX Technologies, Inc.	18,757	561,585	561,585	—
Dassault Aviation S.A. (France)	427	508,826	508,826	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Industrials — continued
Aerospace & Defense — continued
DigitalGlobe, Inc. (a)	23,862	312,592	312,592	—
Finmeccanica S.p.A. (Italy) (a)	38,524	456,141	456,141	—
Rolls-Royce Holdings plc (United Kingdom) (a)	92,202	131	131	—
Rolls-Royce Holdings plc (United Kingdom) (a)	45,837	362,488	362,488	—
Zodiac Aerospace (France)	22,790	475,746	475,746	—

	681,754	3,447,516	3,447,516	—

Air Freight & Logistics — 0.4%
Hub Group, Inc. (a)	13,502	411,406	411,406	—
PostNL N.V. (Netherlands) (a)	118,243	429,110	429,110	—
Yamato Holdings Co., Ltd. (Japan)	24,300	525,381	525,381	—

	156,045	1,365,897	1,365,897	—

Airlines — 0.2%
Spirit Airlines, Inc. (a)	13,421	560,998	560,998	—
Building Products — 0.6%
Armstrong World Industries, Inc. (a)	9,971	385,678	385,678	—
Geberit AG (Switzerland)	1,661	586,665	586,665	—
Masonite International Corp. (a)	7,221	400,838	400,838	—
Nippon Sheet Glass Co., Ltd. (Japan) (a)	526,000	382,340	382,340	—
USG Corp. (a)	18,325	327,834	327,834	—

	563,178	2,083,355	2,083,355	—

Commercial Services & Supplies — 1.0%
Brambles Ltd. (Australia)	73,849	581,728	581,728	—
Clean Harbors, Inc. (a)	9,839	435,966	435,966	—
Covanta Holding Corp.	28,580	404,121	404,121	—
Edenred (France)	24,259	454,903	454,903	—
G4S plc (United Kingdom)	153,347	495,567	495,567	—
Serco Group plc (United Kingdom) (a)	334,042	406,246	406,246	—
Stericycle, Inc. (a)	3,755	451,914	451,914	—

	627,671	3,230,445	3,230,445	—

Construction & Engineering — 0.1%
OCI N.V. (Netherlands) (a)	16,248	293,592	293,592	—
Electrical Equipment — 0.2%
Franklin Electric Co., Inc.	15,023	409,827	409,827	—
Sensata Technologies Holding N.V. (a)	11,098	407,297	407,297	—

	26,121	817,124	817,124	—

Machinery — 1.1%
EnPro Industries, Inc.	11,722	521,277	521,277	—
Harsco Corp.	3,313	21,336	21,336	—
IMI plc (United Kingdom)	32,689	374,723	374,723	—
KUKA AG (Germany)	6,635	507,595	507,595	—
Manitowoc Co., Inc. (The)	34,428	541,897	541,897	—
Navistar International Corp. (a)	56,522	410,915	410,915	—
OC Oerlikon Corp AG (Switzerland) (a)	57,023	506,018	506,018	—
Proto Labs, Inc. (a)	7,416	407,806	407,806	—
Rotork plc (United Kingdom)	168,400	410,560	410,560	—

	378,148	3,702,127	3,702,127	—

Professional Services — 0.4%
Advisory Board Co. (The) (a)	10,491	480,173	480,173	—
Bureau Veritas S.A. (France)	22,474	427,517	427,517	—
SEEK Ltd. (Australia)	51,021	522,875	522,875	—

	83,986	1,430,565	1,430,565	—

Road & Rail — 1.7%
Avis Budget Group, Inc. (a)	9,992	262,490	262,490	—
Heartland Express, Inc.	26,450	453,618	453,618	—
Hertz Global Holdings, Inc. (a)	35,112	318,817	318,817	—
JB Hunt Transport Services, Inc.	6,811	495,160	495,160	—
Kansas City Southern	6,099	432,297	432,297	—
Keikyu Corp. (Japan)	59,000	482,955	482,955	—
Keio Corp. (Japan)	62,000	543,361	543,361	—
Kintetsu Group Holdings Co., Ltd. (Japan)	150,000	612,068	612,068	—
Knight Transportation, Inc.	19,728	482,744	482,744	—
Odakyu Electric Railway Co., Ltd. (Japan)	47,000	492,653	492,653	—
Old Dominion Freight Line, Inc. (a)	7,740	424,384	424,384	—
Tobu Railway Co., Ltd. (Japan)	116,000	559,567	559,567	—

	545,932	5,560,114	5,560,114	—

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Industrials — continued
Trading Companies & Distributors — 0.4%
Brenntag AG (Germany)	9,568	465,959	465,959	—
MISUMI Group, Inc. (Japan)	34,100	408,699	408,699	—
MRC Global, Inc. (a)	34,978	351,529	351,529	—

	78,646	1,226,187	1,226,187	—

Transportation Infrastructure — 0.8%
Abertis Infraestructuras S.A. (Spain)	32,502	482,545	482,545	—
BBA Aviation plc (United Kingdom)	183,417	425,479	425,479	—
Groupe Eurotunnel SE (France)	37,649	431,915	431,915	—
Mitsubishi Logistics Corp. (Japan)	38,000	512,254	512,254	—
Qube Holdings Ltd. (Australia)	364,793	586,074	586,074	—

	656,361	2,438,267	2,438,267	—

Total Industrials	3,827,511	26,156,187	26,156,187	—

Information Technology — 6.8%
Communications Equipment — 0.4%
Infinera Corp. (a)	26,972	413,211	413,211	—
ViaSat, Inc. (a)	7,969	498,063	498,063	—
Viavi Solutions, Inc. (a)	83,332	416,660	416,660	—

	118,273	1,327,934	1,327,934	—

Electronic Equipment, Instruments & Components — 0.2%
FARO Technologies, Inc. (a)	16,474	422,888	422,888	—
Japan Display, Inc. (Japan) (a)	180,300	409,553	409,553	—

	196,774	832,441	832,441	—

Internet Software & Services — 2.1%
Benefitfocus, Inc. (a)	13,730	400,367	400,367	—
carsales.com Ltd. (Australia)	74,230	621,504	621,504	—
Cornerstone OnDemand, Inc. (a)	15,917	488,493	488,493	—
CoStar Group, Inc. (a)	2,692	472,096	472,096	—
Demandware, Inc. (a)	9,612	407,837	407,837	—
Envestnet, Inc. (a)	17,549	411,524	411,524	—
GrubHub, Inc. (a)	16,394	309,027	309,027	—
Hortonworks, Inc. (a)	29,538	286,519	286,519	—
Kakaku.com, Inc. (Japan)	25,900	493,761	493,761	—
LinkedIn Corp. (a)	2,033	402,351	402,351	—
Marketo, Inc. (a)	19,911	378,508	378,508	—
New Relic, Inc. (a)	13,235	373,492	373,492	—
Pandora Media, Inc. (a)	41,631	404,653	404,653	—
Rackspace Hosting, Inc. (a)	19,151	387,042	387,042	—
Textura Corp. (a)	23,153	365,586	365,586	—
Twitter, Inc. (a)	17,148	288,086	288,086	—
Yelp, Inc. (a)	16,371	342,972	342,972	—

	358,195	6,833,818	6,833,818	—

IT Services — 0.5%
Acxiom Corp. (a)	5,480	102,476	102,476	—
FleetCor Technologies, Inc. (a)	3,496	429,448	429,448	—
InterXion Holding N.V. (Netherlands) (a)	19,741	620,065	620,065	—
Unisys Corp. (a)	33,985	333,733	333,733	—

	62,702	1,485,722	1,485,722	—

Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc. (a)	174,094	383,007	383,007	—
AIXTRON SE (Germany) (a)	64,781	232,918	232,918	—
Amkor Technology, Inc. (a)	80,505	494,301	494,301	—
ASML Holding N.V. (Netherlands)	5,507	502,434	502,434	—
Cavium, Inc. (a)	8,122	469,208	469,208	—
Cree, Inc. (a)	21,216	594,684	594,684	—
M/A-COM Technology Solutions Holdings, Inc. (a)	12,219	470,432	470,432	—
Veeco Instruments, Inc. (a)	24,302	452,989	452,989	—

	390,746	3,599,973	3,599,973	—

Software — 2.3%
Autodesk, Inc. (a)	6,238	292,063	292,063	—
Barracuda Networks, Inc. (a)	20,458	216,446	216,446	—
Callidus Software, Inc. (a)	26,350	406,580	406,580	—
CommVault Systems, Inc. (a)	14,923	559,911	559,911	—
Fair Isaac Corp.	4,944	472,498	472,498	—
FireEye, Inc. (a)	21,465	302,442	302,442	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Information Technology — continued
Software — continued
Fortinet, Inc. (a)	11,764	331,039	331,039	—
Imperva, Inc. (a)	6,513	335,810	335,810	—
Infoblox, Inc. (a)	1,953	31,521	31,521	—
MicroStrategy, Inc. (a)	2,858	493,034	493,034	—
NetSuite, Inc. (a)	6,566	455,483	455,483	—
Proofpoint, Inc. (a)	6,737	339,275	339,275	—
Qlik Technologies, Inc. (a)	15,722	393,679	393,679	—
ServiceNow, Inc. (a)	7,105	442,002	442,002	—
Splunk, Inc. (a)	7,686	355,785	355,785	—
Synchronoss Technologies, Inc. (a)	14,183	434,567	434,567	—
Tableau Software, Inc. (a)	6,098	489,304	489,304	—
TiVo, Inc. (a)	57,897	462,018	462,018	—
Workday, Inc. (a)	7,351	463,187	463,187	—
Zendesk, Inc. (a)	19,300	424,793	424,793	—

	266,111	7,701,437	7,701,437	—

Technology Hardware, Storage & Peripherals — 0.2%
Nimble Storage, Inc. (a)	48,921	321,411	321,411	—
Stratasys Ltd. (a)	16,835	274,410	274,410	—

	65,756	595,821	595,821	—

Total Information Technology	1,458,557	22,377,146	22,377,146	—

Materials — 3.7%
Chemicals — 1.1%
Ashland, Inc.	4,456	422,251	422,251	—
Axalta Coating Systems Ltd. (a)	20,575	489,891	489,891	—
Johnson Matthey plc (United Kingdom)	11,321	397,637	397,637	—
Kansai Paint Co., Ltd. (Japan)	32,400	445,060	445,060	—
Linde AG (Germany)	2,868	387,120	387,120	—
Nippon Kayaku Co., Ltd. (Japan)	48,000	507,099	507,099	—
Nippon Paint Holdings Co., Ltd. (Japan)	23,300	435,341	435,341	—
WR Grace & Co. (a)	5,376	437,284	437,284	—

	148,296	3,521,683	3,521,683	—

Construction Materials — 0.1%
Summit Materials, Inc. (a)	21,900	347,553	347,553	—
Metals & Mining — 2.4%
Allegheny Technologies, Inc.	44,413	416,594	416,594	—
Alumina Ltd. (Australia)	550,282	403,093	403,093	—
Antofagasta plc (Chile)	57,832	313,303	313,303	—
Barrick Gold Corp. (Canada)	63,547	631,886	631,886	—
BHP Billiton Ltd. (Australia)	33,424	363,117	363,117	—
Eldorado Gold Corp. (Canada)	135,087	306,643	306,643	—
Franco-Nevada Corp. (Canada)	10,155	449,650	449,650	—
Fresnillo plc (Mexico)	49,360	507,805	507,805	—
Goldcorp, Inc. (Canada)	40,705	463,739	463,739	—
Hecla Mining Co.	268,073	498,616	498,616	—
Kloeckner & Co. SE (Germany)	64,518	556,972	556,972	—
Outokumpu OYJ (Finland) (a)	109,684	267,109	267,109	—
Randgold Resources Ltd. (United Kingdom)	8,401	594,579	594,579	—
South32 Ltd. (Australia) (a)	647,032	446,489	446,489	—
Stillwater Mining Co. (a)	56,685	371,287	371,287	—
SunCoke Energy, Inc. (a)	135,362	511,668	511,668	—
ThyssenKrupp AG (Germany)	29,394	453,278	453,278	—
Yamana Gold, Inc. (Canada)	217,666	374,456	374,456	—

	2,521,620	7,930,284	7,930,284	—

Paper & Forest Products — 0.1%
West Fraser Timber Co., Ltd. (Canada)	13,224	454,519	454,519	—

Total Materials	2,705,040	12,254,039	12,254,039	—

Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.	17,379	580,632	580,632	—
Iliad S.A. (France)	2,492	623,739	623,739	—
Sunrise Communications Group AG (Switzerland) (a)	8,800	517,167	517,167	—

	28,671	1,721,538	1,721,538	—

Wireless Telecommunication Services — 0.4%
SBA Communications Corp. (a)	4,378	434,648	434,648	—
SoftBank Group Corp. (Japan)	8,800	382,703	382,703	—

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Telecommunication Services — continued
Wireless Telecommunication Services — continued
Sprint Corp. (a)	132,842	401,183	401,183	—

	146,020	1,218,534	1,218,534	—

Total Telecommunication Services	174,691	2,940,072	2,940,072	—

Utilities — 1.7%
Electric Utilities — 0.4%
Edison International	8,218	507,872	507,872	—
ITC Holdings Corp.	12,730	507,927	507,927	—
Kyushu Electric Power Co., Inc. (Japan) (a)	39,700	422,037	422,037	—

	60,648	1,437,836	1,437,836	—

Gas Utilities — 0.2%
Southwest Gas Corp.	8,907	523,999	523,999	—
Independent Power & Renewable Electricity Producers — 0.3%
Drax Group plc (United Kingdom)	120,741	434,239	434,239	—
TerraForm Power, Inc. (a)	33,908	336,028	336,028	—
Dynegy, Inc. (a)	29,891	353,909	353,909	—

	184,540	1,124,176	1,124,176	—

Multi-Utilities — 0.7%
Canadian Utilities Ltd. (Canada)	20,873	538,326	538,326	—
Centrica plc (United Kingdom)	127,668	372,561	372,561	—
Dominion Resources, Inc.	8,070	582,412	582,412	—
Sempra Energy	5,329	504,923	504,923	—

	161,940	1,998,222	1,998,222	—

Water Utilities — 0.1%
Pennon Group plc (United Kingdom)	38,695	487,958	487,958	—

Total Utilities	454,730	5,572,191	5,572,191	—

Total Short Positions of Total Return Basket Swap	25,155,448	141,593,141	141,593,141	—

Total of Long and Short Positions of Total Return Basket Swap	19,537,904	32,729,901	32,729,901	—

Cash and Other Receivables/(Payables) (4)				(2,083,159)

Financing Costs				(65,791)

Net Dividends Receivable/(Payable)				9,955

Due to counterparty for swap contract				$(2,138,995)

NOTES TO ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS:

(1)	Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date.
(2)	Current value represents market value as of January 31, 2016 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	Value represents the unrealized gain(loss) of the positions and was zero at January 31, 2016 as the swap resets on that day.
(4)	Cash and other receivables/(payables) includes the gains (or losses) realized when the swap resets. For swaps that reset at the reporting period end date, these receivables/(payables) are awaiting settlement with the counterparty and are reflected on the Consolidated Statement of Operations as Net realized gain (loss) on transactions from swaps.
(a)	Non-income producing security.
(g)	Amount rounds to less than 0.1%.

Systematic Alpha Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 11, 2012 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. As of January 31, 2016, net assets of the Fund were $327,791,094 of which $40,569,058, or approximately 12.4%, represented the Subsidiary’s net assets. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$15,548,423	$6,026,679	$—	$21,575,102
Consumer Staples	12,977,361	578,363	—	13,555,724
Energy	2,184,832	377,055	—	2,561,887
Financials	15,179,322	1,546,564	—	16,725,886
Health Care	3,461,983	1,930,244	—	5,392,227
Industrials	11,565,684	8,849,992	—	20,415,676
Information Technology	25,356,701	1,763,581	—	27,120,282
Materials	6,535,441	5,457,848	—	11,993,289
Telecommunication Services	1,874,844	554,565	—	2,429,409
Utilities	17,404,155	—	—	17,404,155

Total Common Stocks	112,088,746	27,084,891	—	139,173,637

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Consumer Staples	879,586	—	—		879,586
Financials	3,520,788	—	—		3,520,788
Health Care	359,334	—	—		359,334
Materials	404,472	—	—		404,472
Telecommunication Services	1,215,160	—	—		1,215,160
Utilities	1,942,737	—	—		1,942,737

Total Preferred Stocks	8,322,077	—	—		8,322,077

Debt Securities
Convertible Bonds
Consumer Discretionary	—	4,318,898	—		4,318,898
Energy	—	1,326,791	—		1,326,791
Financials	—	2,201,211	—		2,201,211
Health Care	—	8,491,436	—		8,491,436
Industrials	—	1,705,831	—		1,705,831
Information Technology	—	18,806,709	—		18,806,709
Materials	—	258,553	—		258,553

Total Convertible Bonds	—	37,109,429	—		37,109,429

Rights
Health Care	—	—	—	(a)	—
Telecommunication Services	—	—	8,351		8,351

Total Rights	—	—	8,351		8,351

Short-Term Investments
Investment Company	124,489,793	—	—		124,489,793

Total Investments in Securities	$244,900,616	$64,194,320	$8,351		$309,103,287

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,221,620	$—		$1,221,620
Futures Contracts	4,095,554	—	—		4,095,554

Total Appreciation in Other Financial Instruments	$4,095,554	$1,221,620	$—		$5,317,174

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,354,939)	$—		$(1,354,939)
Futures Contracts	(2,288,200)	—	—		(2,288,200)

Total Depreciation in Other Financial Instruments	$(2,288,200)	$(1,354,939)	$—		$(3,643,139)

(a)	Value is zero.

There were no transfers between levels 1 and 2 during the period ended January 31, 2016.

A. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes C(1) — C(4) below describe the various derivatives used by the Fund.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(1). Futures Contracts — The Fund used commodity futures to obtain long and short exposure to the underlying commodities markets. The purchase of the futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sale of future contracts will tend to offset both positive and negative market price changes. The Fund also used index, equity or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to seek to enhance portfolio performance.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of January 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Total Return Basket Swaps — The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap and financing costs are reset monthly.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.3%
	Brazil — 3.2%
2,389	Banco do Brasil S.A.	8,274
779	Estacio Participacoes S.A.	2,280
1,511	Itau Unibanco Holding S.A. (Preference Shares), ADR	9,502
1,609	JBS S.A.	4,345
1,716	MRV Engenharia e Participacoes S.A.	3,925
444	Porto Seguro S.A.	2,907
296	Sul America S.A.	1,337

		32,570

	Cayman Islands — 0.3%
348	Chlitina Holding Ltd.	3,430

	China — 23.9%
1,048	AAC Technologies Holdings, Inc.	6,715
2,206	ANTA Sports Products Ltd.	5,333
30,183	Bank of China Ltd., Class H	11,819
9,293	Belle International Holdings Ltd.	6,261
16,548	China CITIC Bank Corp., Ltd., Class H (a)	9,690
17,206	China Everbright Bank Co., Ltd., Class H	8,105
4,909	China Lesso Group Holdings Ltd.	2,672
3,475	China Mengniu Dairy Co., Ltd.	4,848
6,075	China Merchants Bank Co., Ltd., Class H	11,808
10,050	China Minsheng Banking Corp., Ltd., Class H	8,919
5,315	China Railway Construction Corp., Ltd., Class H	5,338
3,632	China Vanke Co., Ltd., Class H	8,320
5,545	Chongqing Rural Commercial Bank Co., Ltd., Class H	2,838
9,597	CNOOC Ltd.	9,781
16,660	Geely Automobile Holdings Ltd.	7,172
15,379	GOME Electrical Appliances Holdings Ltd.	2,156
5,578	Great Wall Motor Co., Ltd., Class H	4,307
7,754	Huadian Power International Corp., Ltd., Class H	4,635
8,656	Huaneng Power International, Inc., Class H	7,122
36,044	Industrial & Commercial Bank of China Ltd., Class H	18,759
10,932	Lenovo Group Ltd.	9,813
73	NetEase, Inc., ADR	11,435
5,538	PICC Property & Casualty Co., Ltd., Class H	9,473
1,921	Ping An Insurance Group Co. of China Ltd., Class H	8,701
1,490	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	2,886

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
4,446	Shenzhen Expressway Co., Ltd., Class H	3,552
2,442	Sinopharm Group Co., Ltd., Class H	8,676
3,015	Sunny Optical Technology Group Co., Ltd.	6,471
660	Tencent Holdings Ltd.	12,405
2,262	TravelSky Technology Ltd.	3,455
567	Trina Solar Ltd., ADR (a)	5,206
1,352	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,770
8,502	Xinyi Solar Holdings Ltd.	2,732
7,668	Zhejiang Expressway Co., Ltd., Class H	6,725
2,369	ZTE Corp., Class H	4,305

		244,203

	Cyprus — 0.2%
175	QIWI plc, ADR	2,265

	Egypt — 0.4%
1,078	Commercial International Bank Egypt SAE, GDR	4,189

	Hong Kong — 4.7%
918	China Mobile Ltd.	10,084
3,498	China Overseas Land & Investment Ltd.	10,220
3,190	China Resources Land Ltd.	7,884
11,224	China Travel International Investment Hong Kong Ltd.	3,821
34,875	REXLot Holdings Ltd.	242
2,817	Shenzhen International Holdings Ltd.	4,426
11,520	Sino Biopharmaceutical Ltd.	7,938
6,988	Skyworth Digital Holdings Ltd.	3,631

		48,246

	Hungary — 1.0%
488	OTP Bank plc	10,378

	India — 5.2%
1,824	Apollo Tyres Ltd.	3,993
759	Bharat Petroleum Corp., Ltd.	10,005
298	Ceat Ltd.	4,157
788	HCL Technologies Ltd.	10,114
749	Hindustan Petroleum Corp., Ltd.	9,045
555	Housing Development Finance Corp., Ltd.	9,721
577	Jubilant Life Sciences Ltd.	2,985
553	Sun TV Network Ltd.	3,107

		53,127

	Indonesia — 0.8%
17,856	Astra International Tbk PT	8,490

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Netherlands — 0.9%
2,018	Steinhoff International Holdings N.V.	9,693

	Poland — 2.0%
400	Eurocash S.A.	5,416
670	Polski Koncern Naftowy Orlen S.A.	10,277
3,537	Polskie Gornictwo Naftowe i Gazownictwo S.A.	4,514

		20,207

	Russia — 6.4%
2,777	Gazprom PAO, ADR	9,920
260	Lukoil PJSC, ADR	8,856
13,673	Magnitogorsk Iron & Steel Works OJSC	3,468
567	MMC Norilsk Nickel PJSC, ADR	6,571
846	Mobile TeleSystems PJSC, ADR	5,921
2,377	Moscow Exchange MICEX-RTS PJSC	3,035
2,326	Sberbank PAO, ADR	12,876
576	Severstal PAO, Reg. S, GDR	4,671
232	Tatneft PAO, ADR	6,340
180	X5 Retail Group N.V., GDR (a)	3,331

		64,989

	South Africa — 2.8%
3,574	Netcare Ltd.	7,605
409	Pioneer Foods Group Ltd.	3,415
626	Spar Group Ltd. (The)	7,243
844	Truworths International Ltd.	5,245
862	Woolworths Holdings Ltd.	5,103

		28,611

	South Korea — 17.5%
18	BGF retail Co., Ltd. (a)	3,218
131	Coway Co., Ltd. (a)	10,820
5	Crown Confectionery Co., Ltd. (a)	2,675
353	DGB Financial Group, Inc. (a)	2,642
24	GS Home Shopping, Inc. (a)	3,290
81	GS Retail Co., Ltd. (a)	4,450
185	Hankook Tire Co., Ltd. (a)	7,226
73	Hyosung Corp. (a)	6,697
50	Hyundai Mobis Co., Ltd. (a)	10,819
758	Industrial Bank of Korea (a)	7,331
253	Kangwon Land, Inc. (a)	8,726
366	KB Financial Group, Inc. (a)	9,350
259	Kia Motors Corp.	9,843
222	Korea Electric Power Corp. (a)	9,730
136	KT&G Corp.	11,729
521	LG Display Co., Ltd.	9,570
37	Lotte Chemical Corp.	8,569

SHARES	SECURITY DESCRIPTION	VALUE($)
	South Korea — continued
970	Meritz Securities Co., Ltd. (a)	3,001
53	NCSoft Corp.	10,376
234	Partron Co., Ltd.	2,127
16	Samsung Electronics Co., Ltd.	15,845
316	SK Hynix, Inc.	7,289
152	S-Oil Corp.	9,997
14	Yuhan Corp. (a)	3,789

		179,109

	Taiwan — 18.1%
9,606	Advanced Semiconductor Engineering, Inc.	10,319
1,166	Casetek Holdings Ltd.	6,050
1,020	Catcher Technology Co., Ltd.	7,589
7,521	Cathay Financial Holding Co., Ltd.	8,214
3,154	Chailease Holding Co., Ltd. (a)	5,030
1,633	Chicony Electronics Co., Ltd.	3,391
5,736	Compeq Manufacturing Co., Ltd.	3,302
9,330	E.Sun Financial Holding Co., Ltd.	4,843
2,526	Elite Material Co., Ltd.	4,393
940	Feng TAY Enterprise Co., Ltd.	5,058
1,945	FLEXium Interconnect, Inc.	4,687
4,457	Foxconn Technology Co., Ltd.	8,634
6,122	Fubon Financial Holding Co., Ltd.	6,759
1,039	Grape King Bio Ltd.	5,700
4,338	Hon Hai Precision Industry Co., Ltd.	10,206
1,362	Hota Industrial Manufacturing Co., Ltd.	5,725
17,480	Innolux Corp.	4,996
111	Largan Precision Co., Ltd.	7,967
15,546	Mega Financial Holding Co., Ltd.	9,912
3,837	Pegatron Corp.	8,768
5,565	Pou Chen Corp.	6,966
1,683	Ruentex Industries Ltd.	2,765
1,183	Shin Zu Shing Co., Ltd.	4,420
277	St. Shine Optical Co., Ltd.	5,379
2,191	Taiwan Paiho Ltd.	5,480
623	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,919
4,363	Uni-President Enterprises Corp.	7,296
2,927	Win Semiconductors Corp.	4,665
1,435	Zhen Ding Technology Holding Ltd.	3,051

		185,484

	Thailand — 1.4%
39,260	IRPC PCL, NVDR	4,680
18,614	Krung Thai Bank PCL, NVDR	9,131

		13,811

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Turkey — 5.2%
1,153	Arcelik A.S.	6,023
795	Dogus Otomotiv Servis ve Ticaret A.S.	2,936
6,055	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	5,303
545	TAV Havalimanlari Holding A.S.	3,236
766	Tofas Turk Otomobil Fabrikasi A.S.	5,297
4,295	Turkiye Garanti Bankasi A.S.	10,854
2,852	Turkiye Halk Bankasi A.S.	9,872
6,117	Turkiye Is Bankasi, Class C	9,605

		53,126

	United Arab Emirates — 0.3%
1,989	Dubai Islamic Bank PJSC	3,129

	Total Common Stocks (Cost $1,099,800)	965,057

Preferred Stocks — 0.8%
	Russia — 0.8%
13,752	Surgutneftegas OAO	8,301

	Total Preferred Stocks (Cost $9,799)	8,301

Short-Term Investment — 2.0%
	Investment Company — 2.0%
20,183	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $20,183)	20,183

	Total Investments — 97.1% (Cost $1,129,782)	993,541
	Other Assets in Excess of Liabilities — 2.9% (c)	30,069

	NET ASSETS — 100.0%	$1,023,610

Percentages indicated are based on net assets.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
427	Mini MSCI Emerging Markets Index	03/18/16	USD	15,966	(553)

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	19.5%
Oil, Gas & Consumable Fuels	9.2
Electronic Equipment, Instruments & Components	6.4
Technology Hardware, Storage & Peripherals	6.0
Semiconductors & Semiconductor Equipment	4.4
Automobiles	3.5
Household Durables	3.4
Auto Components	3.2
Textiles, Apparel & Luxury Goods	3.2
Insurance	3.1
Real Estate Management & Development	2.7
Internet Software & Services	2.4
Food & Staples Retailing	2.4
Food Products	2.3
Health Care Providers & Services	1.9
Transportation Infrastructure	1.8
Wireless Telecommunication Services	1.6
IT Services	1.6
Chemicals	1.5
Diversified Financial Services	1.5
Pharmaceuticals	1.5
Metals & Mining	1.5
Hotels, Restaurants & Leisure	1.3
Independent Power & Renewable Electricity Producers	1.2
Tobacco	1.2
Software	1.0
Electric Utilities	1.0
Thrifts & Mortgage Finance	1.0
Others (each less than 1.0%)	6.7
Short-Term Investment	2.0

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2016.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $866,697,000 and 87.2%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,214
Aggregate gross unrealized depreciation	(170,455)

Net unrealized appreciation/depreciation	$(136,241)

Federal income tax cost of investments	$1,129,782

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)(continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$32,570	$—	$—	$32,570
Cayman Islands	—	3,430	—	3,430
China	16,641	227,562	—	244,203
Cyprus	2,265	—	—	2,265
Egypt	—	4,189	—	4,189
Hong Kong	—	48,004	242	48,246
Hungary	—	10,378	—	10,378
India	—	53,127	—	53,127
Indonesia	—	8,490	—	8,490
Netherlands	9,693	—	—	9,693
Poland	—	20,207	—	20,207
Russia	34,335	30,654	—	64,989
South Africa	—	28,611	—	28,611
South Korea	11,729	167,380	—	179,109
Taiwan	13,919	171,565	—	185,484
Thailand	4,680	9,131	—	13,811
Turkey	—	53,126	—	53,126
United Arab Emirates	—	3,129	—	3,129

Total Common Stocks	125,832	838,983	242	965,057

Preferred Stocks
Russia	5,339	2,962	—	8,301
Short-Term Investment
Investment Company	20,183	—	—	20,183

Total Investments in Securities	$151,354	$841,945	$242	$993,541

Depreciation in Other Financial Instruments
Futures Contracts	$(553)	$—	$—	$(553)

Transfers from level 1 to level 2 in the amount of approximately $18,483,000 are due to applying the fair value factors to certain securities as of January 31, 2016.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.6%
	Australia — 1.1%
5,054	Oil Search Ltd.	23,748

	Brazil — 7.6%
5,376	AMBEV S.A., ADR	25,108
3,796	BB Seguridade Participacoes S.A.	21,950
7,586	CCR S.A.	24,237
1,905	Cielo S.A.	16,130
3,330	Itau Unibanco Holding S.A. (Preference Shares), ADR	20,945
3,768	Lojas Renner S.A.	16,711
846	Marcopolo S.A.	389
1,595	Ultrapar Participacoes S.A.	23,676
2,312	WEG S.A.	8,935

		158,081

	China — 10.2%
146	Alibaba Group Holding Ltd., ADR (a)	9,753
152	Baidu, Inc., ADR (a)	24,884
6,281	Chongqing Changan Automobile Co., Ltd., Class B	12,331
17,190	CNOOC Ltd.	17,521
28,040	Geely Automobile Holdings Ltd.	12,071
1,336	JD.com, Inc., ADR (a)	34,775
4,090	Tencent Holdings Ltd.	76,832
1,464	Tsingtao Brewery Co., Ltd., Class H	5,228
1,468	Vipshop Holdings Ltd., ADR (a)	18,853

		212,248

	Cyprus — 0.2%
1,207	Globaltrans Investment plc, Reg. S, GDR (a)	4,745

	Hong Kong — 6.8%
14,439	AIA Group Ltd.	80,273
434	Jardine Matheson Holdings Ltd.	22,762
10,173	Sands China Ltd.	35,532
4,965	Sun Art Retail Group Ltd.	2,801

		141,368

	India — 20.5%
338	ACC Ltd.	6,197
1,993	Ambuja Cements Ltd.	5,778
1,472	Asian Paints Ltd.	18,942
865	HDFC Bank Ltd.	15,792
874	HDFC Bank Ltd., ADR	52,738
4,444	Housing Development Finance Corp., Ltd.	77,797
2,601	Infosys Ltd., ADR	46,586

SHARES	SECURITY DESCRIPTION	VALUE($)
	India — continued
9,496	ITC Ltd.	45,030
2,017	Kotak Mahindra Bank Ltd.	20,427
1,333	Lupin Ltd.	33,762
876	Mahindra & Mahindra Ltd.	16,010
1,956	Tata Consultancy Services Ltd.	69,186
631	Tata Motors Ltd., ADR (a)	15,774

		424,019

	Indonesia — 4.1%
60,007	Astra International Tbk PT	28,530
23,697	Bank Central Asia Tbk PT	22,722
39,710	Bank Rakyat Indonesia Persero Tbk PT	32,750

		84,002

	Mexico — 2.3%
12,283	Fibra Uno Administracion S.A. de C.V.	24,624
3,077	Infraestructura Energetica Nova S.A.B. de C.V.	12,043
959	Promotora y Operadora de Infraestructura S.A.B. de C.V.	10,955

		47,622

	Panama — 0.7%
314	Copa Holdings S.A., Class A	14,786

	Peru — 1.0%
206	Credicorp Ltd.	20,863

	Russia — 5.7%
719	Lukoil PJSC, ADR	24,453
214	Magnit PJSC	32,649
181	Magnit PJSC, Reg. S, GDR	7,100
664	Mail.Ru Group Ltd., Reg. S, GDR (a)	14,447
30,183	Sberbank PAO	38,815

		117,464

	South Africa — 16.5%
1,470	Aspen Pharmacare Holdings Ltd. (a)	25,032
2,078	Bidvest Group Ltd. (The)	47,994
388	Capitec Bank Holdings Ltd.	11,820
14,127	FirstRand Ltd.	40,077
9,822	Life Healthcare Group Holdings Ltd.	21,697
1,457	Mr Price Group Ltd.	15,034
2,200	MTN Group Ltd.	19,445
256	Naspers Ltd., Class N	32,291
2,418	Remgro Ltd.	38,346
8,354	Sanlam Ltd.	30,763
2,189	Shoprite Holdings Ltd.	20,212
6,467	Woolworths Holdings Ltd.	38,264

		340,975

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Korea — 3.9%
182	Hyundai Motor Co.	20,420
562	Kia Motors Corp.	21,349
40	Samsung Electronics Co., Ltd.	38,935

		80,704

	Switzerland — 1.3%
371	Luxoft Holding, Inc. (a)	27,859

	Taiwan — 6.2%
5,316	Delta Electronics, Inc.	22,500
4,270	President Chain Store Corp.	28,236
3,460	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	77,323

		128,059

	Thailand — 2.5%
5,923	Kasikornbank PCL, NVDR	28,299
1,480	Siam Cement PCL (The)	17,906
379	Siam Cement PCL (The), NVDR	4,576

		50,781

	Turkey — 2.4%
943	Ford Otomotiv Sanayi A.S.	10,330
5,225	KOC Holding A.S.	20,972
7,634	Turkiye Garanti Bankasi A.S.	19,291

		50,593

	United Kingdom — 1.6%
551	SABMiller plc	33,007

	Total Common Stocks (Cost $2,053,593)	1,960,924

Preferred Stocks — 0.4%
	Brazil — 0.4%
1,071	Itau Unibanco Holding S.A.	6,679
6,486	Marcopolo S.A.	3,291

	Total Preferred Stocks (Cost $18,647)	9,970

Structured Instruments — 0.7%
	China — 0.7%
	Chongqing Changan Automobile Co., Ltd.,
3,931	expiring 10/13/16 (Strike Price $0.00) (issued through BNP Paribas) (a)	8,783
2,681	expiring 2/17/17 (Strike Price $1.00) (issued through UBS AG) (a)	6,019

	Total Structured Instruments (Cost $17,045)	14,802

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrant — 0.1%
	Saudi Arabia — 0.1%
97	Almarai Co., expiring 07/24/17, (Strike Price $1.00) (a) (Cost $1,684)	1,736

SHARES
Short-Term Investment — 1.6%
	Investment Company — 1.6%
32,373	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $32,373)	32,373

	Total Investments — 97.4% (Cost $2,123,342)	2,019,805
	Other Assets in Excess of Liabilities — 2.6%	53,055

	NET ASSETS — 100.0%	$2,072,860

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	14.8%
IT Services	7.9
Automobiles	7.1
Insurance	6.6
Internet Software & Services	6.2
Industrial Conglomerates	4.5
Food & Staples Retailing	4.5
Oil, Gas & Consumable Fuels	4.4
Diversified Financial Services	3.9
Thrifts & Mortgage Finance	3.9
Semiconductors & Semiconductor Equipment	3.8
Beverages	3.1
Pharmaceuticals	2.9
Multiline Retail	2.7
Internet & Catalog Retail	2.7
Tobacco	2.2
Technology Hardware, Storage & Peripherals	1.9
Hotels, Restaurants & Leisure	1.8
Construction Materials	1.7
Media	1.6
Real Estate Investment Trusts (REITs)	1.2
Transportation Infrastructure	1.2
Electronic Equipment, Instruments & Components	1.1
Health Care Providers & Services	1.1
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	4.6
Short-Term Investment	1.6

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2016.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,403,093,000 and 69.5%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$232,062
Aggregate gross unrealized depreciation	(335,599)

Net unrealized appreciation/depreciation	$(103,537)

Federal income tax cost of investments	$2,123,342

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$23,748	$—	$23,748
Brazil	158,081	—	—	158,081
China	88,265	123,983	—	212,248
Cyprus	4,745	—	—	4,745
Hong Kong	2,867	138,501	—	141,368
India	115,098	308,921	—	424,019
Indonesia	—	84,002	—	84,002
Mexico	47,622	—	—	47,622
Panama	14,786	—	—	14,786
Peru	20,863	—	—	20,863
Russia	492	116,972	—	117,464
South Africa	—	340,975	—	340,975
South Korea	—	80,704	—	80,704
Switzerland	27,859	—	—	27,859
Taiwan	77,323	50,736	—	128,059
Thailand	4,576	46,205	—	50,781
Turkey	—	50,593	—	50,593
United Kingdom	—	33,007	—	33,007

Total Common Stocks	562,577	1,398,347	—	1,960,924

Preferred Stocks
Brazil	9970	—	—	9,970
Structured Instruments
China	—	14,802	—	14,802
Warrant
Saudi Arabia	—	1,736	—	1,736
Short-Term Investment
Investment Company	32,373	—	—	32,373

Total Investments in Securities	$604,920	$1,414,885	$—	$2,019,805

Transfers from level 1 to level 2 in the amount of approximately $21,917,000 are due to applying the fair value factors to certain securities as of January 31, 2015.

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 90.7%
		Brazil — 8.1%
12		AMBEV S.A., ADR	56
4		Banco Bradesco S.A., ADR	18
11		Banco do Brasil S.A.	38
8		BB Seguridade Participacoes S.A.	45
4		Tractebel Energia S.A.	37

			194

		Chile — 2.7%
4		Banco Santander Chile, ADR	64

		China — 4.1%
78		China Construction Bank Corp., Class H	48
4		Fuyao Glass Industry Group Co., Ltd., Class H (a) (e)	9
83		Industrial & Commercial Bank of China Ltd., Class H	43

			100

		Czech Republic — 2.6%
—	(h)	Komercni Banka A.S.	63

		Hong Kong — 8.0%
4		China Mobile Ltd.	44
20		China Resources Power Holdings Co., Ltd.	34
3		Hang Seng Bank Ltd.	42
16		Sands China Ltd.	54
2		VTech Holdings Ltd.	18

			192

		Hungary — 1.7%
2		OTP Bank plc	41

		Indonesia — 1.1%
109		Telekomunikasi Indonesia Persero Tbk PT	27

		Mexico — 2.8%
28		Kimberly-Clark de Mexico S.A.B. de C.V., Class A	68

		Poland — 1.6%
5		Powszechny Zaklad Ubezpieczen S.A.	39

		Russia — 6.2%
1		Lukoil PJSC, ADR	39
1		MegaFon PJSC, Reg. S, GDR	18
3		MMC Norilsk Nickel PJSC, ADR	32
2		Mobile TeleSystems PJSC, ADR	17
20		Moscow Exchange MICEX-RTS PJSC	25
2		Severstal PAO, Reg. S, GDR	19

			150

		Singapore — 1.3%
64		Hutchison Port Holdings Trust, Class U	31

SHARES		SECURITY DESCRIPTION	VALUE($)
		South Africa — 14.2%
7		AVI Ltd.	37
5		Barclays Africa Group Ltd.	49
2		Bidvest Group Ltd. (The)	55
17		FirstRand Ltd.	49
4		Imperial Holdings Ltd.	27
22		Life Healthcare Group Holdings Ltd.	48
32		MMI Holdings Ltd.	46
3		Vodacom Group Ltd.	31

			342

		South Korea — 6.0%
1		Kangwon Land, Inc. (a)	22
1		KT&G Corp.	55
—	(h)	Samsung Electronics Co., Ltd.	35
2		SK Telecom Co., Ltd., ADR	32

			144

		Taiwan — 23.5%
4		Asustek Computer, Inc.	35
21		Cheng Shin Rubber Industry Co., Ltd.	32
9		Chicony Electronics Co., Ltd.	19
15		Delta Electronics, Inc.	62
10		Far EasTone Telecommunications Co., Ltd. (a)	21
8		MediaTek, Inc.	52
9		Novatek Microelectronics Corp.	38
6		President Chain Store Corp.	40
19		Quanta Computer, Inc.	30
27		Siliconware Precision Industries Co., Ltd.	42
4		Simplo Technology Co., Ltd.	12
16		Taiwan Mobile Co., Ltd.	48
4		Taiwan Semiconductor Manufacturing Co., Ltd., ADR	82
37		Vanguard International Semiconductor Corp.	53

			566

		Thailand — 2.0%
4		Siam Cement PCL (The)	48

		Turkey — 3.5%
12		Eregli Demir ve Celik Fabrikalari TAS	13
6		Tofas Turk Otomobil Fabrikasi A.S.	44
7		Turkcell Iletisim Hizmetleri A.S.	26

			83

		United Arab Emirates — 1.3%
12		First Gulf Bank PJSC	32

		Total Common Stocks (Cost $2,743)	2,184

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stock — 0.8%
	Russia — 0.8%
34	Surgutneftegas OAO (Cost $23)	20

Structured Instruments — 3.3%
	China — 3.3%
	Low Exercise Call Warrants —3.3%
20	Fuyao Glass Industry Group Co., Ltd., expiring 09/23/16 (Strike Price $0.00) (issued through BNP Paribas) (a)	39
8	Midea Group Co., Ltd., expiring 02/17/17 (Strike Price $1.00) (issued through UBS AG) (a)	32
2	Midea Group Co., Ltd., expiring 10/29/18 (Strike Price $0.00) (issued through BNP Paribas) (a)	8

	Total Structured Instruments (Cost $83)	79

NUMBER OF WARRANTS
Warrants — 1.8%
	Saudi Arabia — 1.8%
3	Al Rajhi Bank, expiring 08/22/16 (Strike Price $1.00) (a)	34
1	Yanbu National Petrochemical, expiring 07/31/17 (Strike Price $1.00) (a)	8

	Total Warrants (Cost $47)	42

	Total Investments — 96.6% (Cost $2,896)	2,325
	Other Assets in Excess of Liabilities — 3.4%	81

	NET ASSETS — 100.0%	$2,406

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	20.3%
Semiconductors & Semiconductor Equipment	11.5
Wireless Telecommunication Services	10.1
Insurance	5.6
Technology Hardware, Storage & Peripherals	5.1
Auto Components	3.5
Hotels, Restaurants & Leisure	3.3
Electronic Equipment, Instruments & Components	3.2
Diversified Financial Services	3.2
Independent Power & Renewable Electricity Producers	3.0
Household Products	2.9
Metals & Mining	2.7
Oil, Gas & Consumable Fuels	2.6
Beverages	2.4
Construction Materials	2.4
Tobacco	2.4
Industrial Conglomerates	2.4
Health Care Providers & Services	2.1
Automobiles	1.9
Household Durables	1.7
Food & Staples Retailing	1.7
Food Products	1.6
Transportation Infrastructure	1.3
Distributors	1.2
Diversified Telecommunication Services	1.1
Others (each less than 1.0%)	0.8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,703,000 and 73.2%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41
Aggregate gross unrealized depreciation	(612)

Net unrealized appreciation/depreciation	$(571)

Federal income tax cost of investments	$2,896

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAV is calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$194	$—	$—	$194
Chile	64	—	—	64
China	—	100	—	100
Czech Republic	—	63	—	63
Hong Kong	—	192	—	192
Hungary	—	41	—	41
Indonesia	—	27	—	27
Mexico	68	—	—	68
Poland	—	39	—	39
Russia	42	108	—	150
Singapore	—	31	—	31
South Africa	—	342	—	342
South Korea	87	57	—	144
Taiwan	82	484	—	566
Thailand	—	48	—	48
Turkey	—	83	—	83
United Arab Emirates	—	32	—	32

Total Common Stocks	537	1,647	—	2,184

Preferred Stocks
Russia	20	—	—	20
Structured Instruments
China	—	79	—	79
Warrants
Saudi Arabia	—	42	—	42

Total Investments in Securities	$557	$1,768	$—	$2,325

Transfers from level 1 to level 2 in the amount of approximately $24,000 are due to applying the fair value factors to certain securities as of January 31, 2016.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — 64.8%
		Brazil — 3.3%
BRL	410	Brazil Notas do Tesouro Nacional Serie B, 6.000%, 08/15/50	246
		Brazil Notas do Tesouro Nacional Series F,
BRL	4,200	10.000%, 01/01/21	868
BRL	1,846	10.000%, 01/01/23	359
BRL	4,779	10.000%, 01/01/25	885

			2,358

		Colombia — 4.6%
		Republic of Colombia,
COP	3,793,200	6.000%, 04/28/28	883
COP	6,700,000	7.750%, 09/18/30	1,777
COP	1,874,200	10.000%, 07/24/24	616

			3,276

		Hungary — 7.8%
		Republic of Hungary,
HUF	560,010	3.000%, 06/26/24	1,934
HUF	659,280	5.500%, 06/24/25	2,727
HUF	69,910	6.000%, 11/24/23	295
HUF	157,920	7.000%, 06/24/22	687

			5,643

		Indonesia — 9.3%
		Republic of Indonesia,
IDR	6,214,000	8.250%, 07/15/21	450
IDR	10,600,000	8.250%, 05/15/36	740
IDR	35,010,000	8.375%, 03/15/24	2,541
IDR	14,450,000	8.375%, 03/15/34	1,008
IDR	19,678,000	9.000%, 03/15/29	1,449
IDR	6,600,000	10.500%, 08/15/30	545

			6,733

		Kenya — 0.6%
	600	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/15/32; credit rating B)	453

		Malaysia — 5.3%
		Malaysia Government Bond,
MYR	5,900	3.844%, 04/15/33	1,320
MYR	5,980	3.892%, 03/15/27	1,398
MYR	2,170	3.955%, 09/15/25	525
MYR	2,400	4.498%, 04/15/30	592

			3,835

		Mexico — 4.5%
		United Mexican States,
MXN	2,916	4.000%, 11/15/40	165
MXN	11,300	7.500%, 06/03/27	684

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Mexico — continued
MXN	3,100	7.750%, 11/13/42	189
MXN	31,450	8.500%, 05/31/29	2,058
MXN	2,300	10.000%, 12/05/24	163

			3,259

		Peru — 1.2%
		Republic of Peru,
PEN	1,991	Reg. S, 6.900%, 08/12/37, GDN	504
PEN	1,431	Reg. S, 6.950%, 08/12/31, GDN	374

			878

		Philippines — 0.6%
PHP	14,000	Republic of Philippines, 8.000%, 07/19/31	405

		Poland — 4.3%
		Republic of Poland,
PLN	1,700	3.250%, 07/25/25	426
PLN	6,020	5.750%, 10/25/21	1,735
PLN	3,076	5.750%, 04/25/29	942

			3,103

		Romania — 2.5%
		Republic of Romania,
RON	1,590	4.750%, 02/24/25	415
RON	3,750	5.750%, 04/29/20	1,018
RON	1,240	5.950%, 06/11/21	344

			1,777

		Russia — 2.5%
		Russian Federation,
RUB	66,899	7.000%, 08/16/23	745
RUB	90,700	7.600%, 07/20/22	1,064

			1,809

		South Africa — 5.5%
		Republic of South Africa,
ZAR	33,300	6.250%, 03/31/36	1,460
ZAR	4,625	8.750%, 02/28/48	260
ZAR	9,700	8.875%, 02/28/35	565
ZAR	24,300	10.500%, 12/21/26	1,665

			3,950

		Thailand — 5.2%
		Thailand Government Bond,
THB	29,200	3.580%, 12/17/27	898
THB	35,570	3.650%, 12/17/21	1,089
THB	56,500	3.850%, 12/12/25	1,787

			3,774

		Turkey — 7.6%
		Republic of Turkey,
TRY	2,560	7.100%, 03/08/23	716

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Turkey –– continued
TRY	6,400	7.400%, 02/05/20	1,941
TRY	1,124	8.000%, 03/12/25	324
TRY	2,568	8.500%, 09/14/22	784
TRY	3,540	9.000%, 07/24/24	1,098
TRY	640	9.500%, 01/12/22	206
TRY	1,230	10.400%, 03/20/24	411

			5,480

		Total Foreign Government Securities (Cost $57,080)	46,733

SHARES
	Short-Term Investment — 22.6%
		Investment Company — 22.6%
	16,271	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $16,271)	16,271

		Total Investments — 87.4% (Cost $73,351)	63,004
		Other Assets in Excess of Liabilities — 12.6% (c)	9,078

		NET ASSETS — 100.0%	$72,082

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
52	90-Day EuroDollar	12/19/16	USD	12,894	49
	Short Futures Outstanding
(7)	5 Year U.S. Treasury Note	03/31/16	USD	(845)	(14)
(25)	90-Day EuroDollar	03/13/17	USD	(6,194)	(39)
(52)	90-Day EuroDollar	12/18/17	USD	(12,845)	(76)

					(80)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
730	AUD	Standard Chartered Bank	03/16/16	531	516	(15)
1,620	AUD	Westpac Banking Corp.	03/16/16	1,140	1,144	4
2,082	BRL	Citibank, N.A.†	04/20/16	488	508	20
37,006	BRL	Deutsche Bank AG†	04/20/16	8,923	9,032	109
3,144	CAD	Credit Suisse International	03/16/16	2,197	2,244	47
1,062	CAD	Royal Bank of Canada	03/16/16	787	758	(29)
4,511	CAD	TD Bank Financial Group	03/16/16	3,379	3,220	(159)
87,719	CLP	Standard Chartered Bank†	04/20/16	119	122	3
9,473,617	COP	Credit Suisse International†	04/20/16	2,871	2,859	(12)
2,241,755	COP	HSBC Bank, N.A.†	04/20/16	660	676	16
87,846	CZK	Deutsche Bank AG	03/16/16	3,577	3,525	(52)
477	EUR	BNP Paribas	03/16/16	521	517	(4)
1,041	EUR	Goldman Sachs International	03/16/16	1,140	1,129	(11)
1,518	EUR	Societe Generale	03/16/16	1,667	1,646	(21)
1,694	EUR	TD Bank Financial Group	03/16/16	1,848	1,837	(11)
177	EUR	HSBC Bank, N.A.	04/20/16	192	192	— (h)
670	EUR	Standard Chartered Bank	04/20/16	731	727	(4)
723	GBP	HSBC Bank, N.A.	03/16/16	1,098	1,030	(68)
330,217	HUF	Deutsche Bank AG	03/16/16	1,138	1,148	10
1,150,705	HUF	Citibank, N.A.	04/20/16	3,994	4,000	6
159,557	HUF	Morgan Stanley	04/20/16	556	555	(1)
23,806,829	IDR	Deutsche Bank AG†	04/20/16	1,680	1,714	34
21,333,017	IDR	HSBC Bank, N.A.†	04/20/16	1,511	1,536	25
113,308	INR	Deutsche Bank AG†	03/16/16	1,672	1,658	(14)
3,991,139	KRW	HSBC Bank, N.A.†	03/16/16	3,344	3,299	(45)
3,561	MXN	BNP Paribas	03/16/16	195	196	1
35,492	MXN	Deutsche Bank AG	03/16/16	1,971	1,951	(20)
11,886	MXN	BNP Paribas	04/20/16	640	652	12
114,482	MXN	Citibank, N.A.	04/20/16	6,377	6,277	(100)
33,425	MXN	Deutsche Bank AG	04/20/16	1,809	1,833	24
10,786	MXN	Standard Chartered Bank	04/20/16	616	591	(25)
19,822	MYR	Deutsche Bank AG†	04/20/16	4,548	4,780	232
5,514	MYR	HSBC Bank, N.A.†	04/20/16	1,249	1,330	81
985	PEN	Deutsche Bank AG†	04/20/16	281	281	— (h)
1,286	PEN	Standard Chartered Bank†	04/20/16	369	366	(3)
80,670	PHP	Societe Generale†	03/16/16	1,699	1,680	(19)
4,567	PLN	Deutsche Bank AG	03/16/16	1,139	1,119	(20)
36,938	PLN	Citibank, N.A.	04/20/16	9,180	9,042	(138)
2,326	PLN	Deutsche Bank AG	04/20/16	577	569	(8)
1,558	PLN	Goldman Sachs International	04/20/16	377	381	4

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
449	PLN	Standard Chartered Bank	04/20/16	110	110	— (h)
980	RON	Goldman Sachs International	04/20/16	234	233	(1)
9,049	RON	HSBC Bank, N.A.	04/20/16	2,174	2,153	(21)
23,155	RUB	Credit Suisse International†	04/20/16	285	301	16
69,408	RUB	Deutsche Bank AG†	04/20/16	863	902	39
66,991	RUB	HSBC Bank, N.A.†	04/20/16	829	871	42
44,592	RUB	Standard Chartered Bank†	04/20/16	594	580	(14)
1,719	SGD	Citibank, N.A.	03/16/16	1,191	1,206	15
1,519	SGD	Societe Generale	03/16/16	1,057	1,065	8
1,001	SGD	Australia and New Zealand Banking Group Limited	04/20/16	701	701	— (h)
63,895	THB	Morgan Stanley	04/20/16	1,746	1,785	39
13,066	THB	Societe Generale	04/20/16	358	365	7
49,168	THB	Standard Chartered Bank	04/20/16	1,345	1,373	28
737	TRY	Barclays Bank plc	03/16/16	239	246	7
10,400	TRY	HSBC Bank, N.A.	03/16/16	3,472	3,477	5
1,839	TRY	Citibank, N.A.	04/20/16	589	609	20
12,670	TRY	Deutsche Bank AG	04/20/16	4,099	4,194	95
2,687	ZAR	Barclays Bank plc	03/16/16	158	168	10
36,055	ZAR	Goldman Sachs International	03/16/16	2,250	2,251	1
3,902	ZAR	State Street Corp.	03/16/16	233	244	11
30,536	ZAR	Citibank, N.A.	04/20/16	1,835	1,893	58
20,865	ZAR	Deutsche Bank AG	04/20/16	1,285	1,294	9
37,181	ZAR	Goldman Sachs International	04/20/16	2,201	2,305	104
5,514	ZAR	Standard Chartered Bank	04/20/16	324	342	18
				104,963	105,308	345

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,350	AUD	National Australia Bank	03/16/16	1,713	1,660	53
843	BRL	Citibank, N.A.†	04/20/16	204	206	(2)
1,880	BRL	Deutsche Bank AG†	04/20/16	451	459	(8)
16,290	BRL	HSBC Bank, N.A.†	04/20/16	3,892	3,976	(84)
4,873	CAD	HSBC Bank, N.A.	03/16/16	3,593	3,479	114
2,290	CAD	Royal Bank of Canada	03/16/16	1,690	1,634	56
1,554	CAD	TD Bank Financial Group	03/16/16	1,126	1,109	17
974,786	COP	Credit Suisse International†	04/20/16	292	294	(2)
8,228,607	COP	HSBC Bank, N.A.†	04/20/16	2,429	2,483	(54)
34,683	CZK	Goldman Sachs International	03/16/16	1,411	1,391	20
6,859	CZK	Merrill Lynch International	03/16/16	279	275	4
46,304	CZK	TD Bank Financial Group	03/16/16	1,868	1,859	9
1,482	EUR	Credit Suisse International	03/16/16	1,624	1,607	17
3,247	EUR	Standard Chartered Bank	03/16/16	3,559	3,522	37
2,139	EUR	Merrill Lynch International	04/20/16	2,333	2,322	11
723	GBP	Societe Generale	03/16/16	1,093	1,030	63
330,217	HUF	Deutsche Bank AG	03/16/16	1,133	1,148	(15)
32,672	HUF	Citibank, N.A.	04/20/16	114	114	— (h)
471,264	HUF	Deutsche Bank AG	04/20/16	1,627	1,638	(11)
126,050	HUF	Goldman Sachs International	04/20/16	437	438	(1)
783,157	HUF	HSBC Bank, N.A.	04/20/16	2,682	2,723	(41)
328,730	HUF	Standard Chartered Bank	04/20/16	1,137	1,143	(6)
4,804,920	IDR	Credit Suisse International†	04/20/16	337	347	(10)
55,813,227	IDR	HSBC Bank, N.A.†	04/20/16	3,908	4,018	(110)

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
78,389	INR	Goldman Sachs International†	03/16/16	1,150	1,147	3
34,919	INR	HSBC Bank, N.A.†	03/16/16	515	510	5
85,690	JPY	Deutsche Bank AG	04/20/16	709	709	— (h)
3,991,139	KRW	Standard Chartered Bank†	03/16/16	3,373	3,299	74
20,397	MXN	Credit Suisse International	03/16/16	1,123	1,121	2
18,656	MXN	HSBC Bank, N.A.	03/16/16	1,089	1,026	63
4,465	MXN	Deutsche Bank AG	04/20/16	255	244	11
9,603	MXN	Goldman Sachs International	04/20/16	521	527	(6)
3,641	MXN	HSBC Bank, N.A.	04/20/16	196	199	(3)
50,569	MXN	Royal Bank of Canada	04/20/16	2,725	2,773	(48)
7,342	MXN	Standard Chartered Bank	04/20/16	420	403	17
915	MYR	Credit Suisse International†	04/20/16	220	221	(1)
621	MYR	Deutsche Bank AG†	04/20/16	144	149	(5)
17,640	MYR	HSBC Bank, N.A.†	04/20/16	4,036	4,254	(218)
1,110	PEN	HSBC Bank, N.A.†	04/20/16	316	317	(1)
25,709	PHP	HSBC Bank, N.A.†	03/16/16	539	536	3
54,961	PHP	TD Bank Financial Group†	03/16/16	1,157	1,145	12
4,567	PLN	Deutsche Bank AG	03/16/16	1,127	1,118	9
9,412	PLN	Goldman Sachs International	04/20/16	2,265	2,304	(39)
8,324	PLN	HSBC Bank, N.A.	04/20/16	2,037	2,038	(1)
2,870	PLN	Standard Chartered Bank	04/20/16	731	703	28
1,767	PLN	State Street Corp.	04/20/16	433	433	— (h)
1,491	RON	Barclays Bank plc	04/20/16	358	355	3
3,985	RON	Goldman Sachs International	04/20/16	959	948	11
9,857	RUB	Credit Suisse International†	04/20/16	128	128	— (h)
10,879	RUB	Deutsche Bank AG†	04/20/16	140	141	(1)
84,620	RUB	HSBC Bank, N.A.†	04/20/16	1,062	1,100	(38)
3,238	SGD	Goldman Sachs International	03/16/16	2,267	2,270	(3)
16,400	THB	HSBC Bank, N.A.	04/20/16	447	458	(11)
42,372	THB	Morgan Stanley	04/20/16	1,154	1,184	(30)
67,013	THB	Societe Generale	04/20/16	1,858	1,871	(13)
13,252	TRY	HSBC Bank, N.A.	03/16/16	4,423	4,430	(7)
568	TRY	BNP Paribas	04/20/16	184	188	(4)
6,672	TRY	Citibank, N.A.	04/20/16	2,150	2,208	(58)
7,134	TRY	Credit Suisse International	04/20/16	2,298	2,362	(64)
610	TRY	Deutsche Bank AG	04/20/16	202	202	— (h)
2,920	ZAR	BNP Paribas	03/16/16	181	183	(2)
51,335	ZAR	Goldman Sachs International	03/16/16	3,468	3,205	263
37,037	ZAR	Deutsche Bank AG	04/20/16	2,217	2,297	(80)
6,861	ZAR	HSBC Bank, N.A.	04/20/16	400	425	(25)
9,612	ZAR	Morgan Stanley	04/20/16	564	595	(31)
				88,473	88,601	(128)

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AUD	—	Australian Dollar
BRL	—	Brazilian Real
BUBOR	—	Budapest Interbank Offered Rate
CAD	—	Canadian Dollar
CDI	—	Certificado de Deposito Interbancario
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of January 31, 2016. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chilean Peso
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
EUR	—	Euro
GBP	—	British Pound
GDN	—	Global Depository Note
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JIBAR	—	Johannesburg Interbank Agreed Rate
JPY	—	Japanese Yen
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RON	—	Romanian Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
THBFIX	—	Thai Baht Interest Rate Fixing
TIIE	—	Tasa de Interés Interbancaria de Equilibrio
TRY	—	Turkish Lira
USD	—	United States Dollar
WIBOR	—	Warsaw Interbank Offered Rate
ZAR	—	South African Rand

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(h)	—	Amount rounds to less than $1,000.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(l)	—	The rate shown is the current yield as of January 31, 2016.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Non-deliverable forward.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95
Aggregate gross unrealized depreciation	(10,442)

Net unrealized appreciation/depreciation	$(10,347)

Federal income tax cost of investments	$73,351

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Foreign Government Securities	$—	$46,280	$453		$46,733
Short-Term Investment
Investment Company	16,271	—	—		16,271

Total Investments in Securities	$16,271	$46,280	$453	*	63,004

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,065	$—		$2,065
Futures Contracts	49	—	—		49
Interest Rate Swaps	—	374	—		374

Total Appreciation in Other Financial Instruments	$49	$2,439	$—		$2,488

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,848)	$—		$(1,848)
Futures Contracts	(129)	—	—		(129)
Interest Rate Swaps	—	(439)	—		(439)

Total Depreciation in Other Financial Instruments	$(129)	$(2,287)	$—		$(2,416)

There were no transfers between levels 1 and 2 during the year ended January 31, 2016.

*	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At January 31, 2016, the value of these investments was approximately $453,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Emerging Markets Local Currency Debt Fund	Balance as of October 31, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2016
Foreign Government Security	$439	$—	$14	$—	$—	$—	$—	$—	$453

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2016, which were valued using significant unobservable inputs (Level 3) amounted to approximately $ 14,000.

B. Derivatives — The Fund used instruments including futures, forwards and swaps, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of January 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in interest rate swaps to manage interest risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund except for amounts posted to Bank of America which is held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Interest Rate Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	CURRENCY	NOTIONAL AMOUNT	VALUE
Bank of America N.A.	3.870% quarterly	3 month KLIBOR quarterly	11/26/16	MYR	72,000	(22)
Bank of America N.A.	6 month BUBOR semi-annually	1.390% annually	11/06/17	HUF	1,500,000	21
Bank of America N.A.	3 month JIBAR quarterly	8.440% quarterly	01/27/18	ZAR	64,000	12
Bank of America N.A.	Brazilian CDI at maturity	16.630% at maturity	01/02/19	BRL	9,700	45
Bank of America N.A.	Brazilian CDI at maturity	15.950% at maturity	01/02/19	BRL	12,300	17
Bank of America N.A.	1.800% annually	6 month BUBOR semi-annually	11/06/20	HUF	1,200,000	(67)
Bank of America N.A.	1 month TIIE monthly	5.375% monthly	11/13/20	MXN	29,000	27
Bank of America N.A.	Brazilian CDI at maturity	12.240% at maturity	01/04/21	BRL	5,000	(125)
Bank of America N.A.	3.120% annually	6 month BUBOR semi-annually	06/04/25	HUF	250,000	(78)
Bank of America N.A.	6 month BUBOR semi-annually	2.660% annually	11/06/25	HUF	300,000	33
Citibank, N.A.	3 month KLIBOR quarterly	4.295% quarterly	09/24/23	MYR	5,880	28
Citibank, N.A.	6 month THBFIX semi-annually	3.870% at semi-annually	09/26/23	THB	25,000	86
Citibank, N.A.	3.320% annually	6 month BUBOR semi-annually	06/05/25	HUF	239,400	(90)
Citibank, N.A.	6 month WIBOR semi-annually	2.833% annually	06/05/25	PLN	2,100	29
Citibank, N.A.	1 month TIIE monthly	6.310% monthly	07/08/25	MXN	36,000	65
Deutsche Bank AG, New York	3 month JIBAR quarterly	8.480% quarterly	01/27/18	ZAR	64,000	10
Deutsche Bank AG, New York	Brazilian CDI at maturity	15.920% at maturity	01/04/21	BRL	1,800	1
Deutsche Bank AG, New York	3 month JIBAR quarterly	7.865% quarterly	09/23/23	ZAR	21,000	(57)

						(65)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 6.0%
	United States — 6.0%
432	ABFC Trust, Series 2004-HE1, Class M1, VAR, 1.327%, 03/25/34	395
1,657	Accredited Mortgage Loan Trust, Series 2004-3, Class 2A5, VAR, 1.506%, 10/25/34	1,528
	ACE Securities Corp. Home Equity Loan Trust,
1,786	Series 2003-HE1, Class M1, VAR, 1.402%, 11/25/33	1,659
466	Series 2003-NC1, Class M1, VAR, 1.597%, 07/25/33	443
533	Series 2003-OP1, Class M1, VAR, 1.477%, 12/25/33	502
406	Series 2004-HE4, Class M1, VAR, 1.402%, 12/25/34	397
158	Series 2005-HE7, Class A1B2, VAR, 1.027%, 11/25/35	153
	Ameriquest Mortgage Securities, Inc.,
772	Series 2003-10, Class M1, VAR, 1.477%, 12/25/33	715
337	Series 2003-10, Class M2, VAR, 2.977%, 12/25/33	324
551	Series 2004-FR1W, Class A6, VAR, 5.440%, 05/25/34	551
210	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-11, Class M3, VAR, 3.216%, 12/25/33	201
457	Amortizing Residential Collateral Trust, Series 2004-1, Class M5, VAR, 2.302%, 10/25/34	422
	Argent Securities, Inc.,
1,107	Series 2003-W5, Class M2, VAR, 3.202%, 10/25/33	1,043
983	Series 2004-W4, Class A, VAR, 0.947%, 03/25/34	907
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
195	Series 2003-W9, Class M2, VAR, 3.007%, 01/25/34	187
1,617	Series 2004-W2, Class M1, VAR, 1.267%, 04/25/34	1,481
343	Series 2004-W5, Class M1, VAR, 1.326%, 04/25/34	322
	Asset Backed Securities Corp. Home Equity Loan Trust,
979	Series 2004-HE1, Class M1, VAR, 1.476%, 01/15/34	903
1,329	Series 2004-HE3, Class M2, VAR, 2.107%, 06/25/34	1,199
	Bear Stearns Asset-Backed Securities I Trust,
1,155	Series 2004-FR2, Class M3, VAR, 2.226%, 06/25/34	1,112
1,112	Series 2004-HE6, Class M2, VAR, 2.302%, 08/25/34	1,044
	Bear Stearns Asset-Backed Securities Trust,
718	Series 2004-1, Class M1, VAR, 1.402%, 06/25/34	678
238	Series 2004-2, Class M1, VAR, 1.627%, 08/25/34	216
1,344	Chase Funding Trust, Series 2002-2, Class 2M1, VAR, 1.326%, 02/25/32	1,284
	Countrywide Asset-Backed Certificates,
53	Series 2002-3, Class M1, VAR, 1.552%, 03/25/32	51
70	Series 2002-4, Class M1, VAR, 1.552%, 12/25/32	64
625	Series 2003-BC4, Class M2, VAR, 1.776%, 06/25/33	606
318	Series 2003-BC6, Class M2, VAR, 2.152%, 10/25/33	281
146	Series 2004-2, Class M1, VAR, 1.177%, 05/25/34	138
601	Series 2004-3, Class M1, VAR, 1.177%, 06/25/34	570
781	Series 2005-AB3, Class 1A1, VAR, 0.677%, 02/25/36	686
1,127	Countrywide Partnership Trust, Series 2004-EC1, Class M2, VAR, 1.372%, 01/25/35	1,015
	Credit-Based Asset Servicing and Securitization LLC,
1,579	Series 2004-CB4, Class A5, SUB, 6.780%, 05/25/35	1,586
671	Series 2004-CB5, Class M1, VAR, 1.342%, 01/25/34	622
195	Series 2005-CB1, Class M2, VAR, 1.522%, 01/25/35	174
	CWABS, Inc. Asset-Backed Certificates,
664	Series 2003-BC1, Class A1, VAR, 1.227%, 03/25/33	610
306	Series 2004-1, Class M1, VAR, 1.177%, 03/25/34	292
	CWABS, Inc. Asset-Backed Certificates Trust,
835	Series 2004-4, Class M1, VAR, 1.146%, 07/25/34	770
121	Series 2004-5, Class M3, VAR, 2.152%, 07/25/34	109

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
2,738	Series 2004-6, Class 1A1, VAR, 0.966%, 12/25/34	2,496
1,053	Series 2004-6, Class M1, VAR, 1.326%, 10/25/34	992
104	Series 2004-6, Class M2, VAR, 1.402%, 10/25/34	97
389	Equity One Mortgage Pass-Through Trust, Series 2003-4, Class M1, SUB, 5.869%, 10/25/34	374
	First Franklin Mortgage Loan Trust,
894	Series 2004-FF7, Class M1, VAR, 1.297%, 09/25/34	823
648	Series 2005-FF10, Class A1, VAR, 0.727%, 11/25/35	569
	Fremont Home Loan Trust,
67	Series 2003-B, Class M2, VAR, 2.856%, 12/25/33	66
1,773	Series 2004-A, Class M1, VAR, 1.252%, 01/25/34	1,604
10	Series 2005-D, Class 2A3, VAR, 0.677%, 11/25/35	10
	GSAMP Trust,
478	Series 2004-AR1, Class M1, VAR, 1.402%, 06/25/34	453
811	Series 2004-OPT, Class M1, VAR, 1.297%, 11/25/34	737
433	Series 2006-HE3, Class A2C, VAR, 0.587%, 05/25/46	385
	Home Equity Asset Trust,
1,309	Series 2003-3, Class M1, VAR, 1.717%, 08/25/33	1,241
431	Series 2004-7, Class M1, VAR, 1.357%, 01/25/35	405
	Home Equity Mortgage Loan Asset-Backed Trust,
333	Series 2004-B, Class M3, VAR, 1.627%, 11/25/34	295
369	Series 2004-B, Class M8, VAR, 3.727%, 11/25/34	294
	Long Beach Mortgage Loan Trust,
1,327	Series 2004-1, Class M1, VAR, 1.177%, 02/25/34	1,248
1,198	Series 2004-3, Class M2, VAR, 1.327%, 07/25/34	1,119
688	Series 2004-3, Class M4, VAR, 2.039%, 07/25/34	639
	MASTR Asset-Backed Securities Trust,
187	Series 2003-NC1, Class M5, VAR, 6.427%, 04/25/33	164
1,714	Series 2004-WMC2, Class M1, VAR, 1.326%, 04/25/34	1,583
1,107	Series 2005-NC1, Class M2, VAR, 1.177%, 12/25/34	1,056
	Morgan Stanley ABS Capital I, Inc. Trust,
334	Series 2003-HE2, Class M2, VAR, 2.901%, 08/25/33	321
944	Series 2004-HE6, Class M1, VAR, 1.252%, 08/25/34	889
39	Series 2004-HE8, Class M3, VAR, 1.552%, 09/25/34	36
482	Series 2004-NC5, Class M1, VAR, 1.327%, 05/25/34	437
584	Series 2004-NC6, Class M2, VAR, 2.302%, 07/25/34	506
901	Series 2004-NC7, Class M2, VAR, 1.357%, 07/25/34	865
67	Series 2005-HE1, Class M3, VAR, 1.207%, 12/25/34	54
461	Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3, VAR, 1.406%, 02/25/33	432
1,394	New Century Home Equity Loan Trust, Series 2004-4, Class M1, VAR, 1.191%, 02/25/35	1,239
340	NovaStar Mortgage Funding Trust, Series 2003-2, Class M3, VAR, 3.801%, 09/25/33	300
1,932	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class M1, VAR, 1.447%, 07/25/33	1,731
	Option One Mortgage Loan Trust,
816	Series 2004-1, Class M1, VAR, 1.326%, 01/25/34	756
39	Series 2004-3, Class M2, VAR, 1.282%, 11/25/34	35
1,701	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL3, Class A1, SUB, 4.125%, 10/27/30 (e)	1,691
	RAMP Trust,
141	Series 2005-EFC4, Class M2, VAR, 0.866%, 09/25/35	138
737	Series 2006-EFC2, Class A3, VAR, 0.587%, 12/25/36	706
	RASC Trust,
220	Series 2001-KS2, Class AI5, SUB, 7.514%, 06/25/31	228
1,782	Series 2005-EMX1, Class M1, VAR, 1.072%, 03/25/35	1,652

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
	Renaissance Home Equity Loan Trust,
518	Series 2003-2, Class A, VAR, 1.307%, 08/25/33	482
427	Series 2003-2, Class M1, VAR, 1.664%, 08/25/33	391
231	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	234
	Saxon Asset Securities Trust,
502	Series 2003-3, Class M1, VAR, 1.402%, 12/25/33	471
382	Series 2006-2, Class A3C, VAR, 0.577%, 09/25/36	352
1,727	Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP2, Class M1, VAR, 1.402%, 08/25/34	1,606
1,004	Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, VAR, 1.326%, 11/25/34	926
	Structured Asset Investment Loan Trust,
546	Series 2003-BC11, Class M1, VAR, 1.402%, 10/25/33	526
500	Series 2004-6, Class A3, VAR, 1.226%, 07/25/34	469
528	Series 2004-7, Class M2, VAR, 1.551%, 08/25/34	457
1,511	Series 2004-BNC1, Class A4, VAR, 1.366%, 09/25/34	1,399
88	Series 2004-BNC1, Class A5, VAR, 1.667%, 09/25/34	79
582	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4, VAR, 0.597%, 12/25/36	494
1,240	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	1,230
1,713	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	1,683
1,688	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	1,666
	Wells Fargo Home Equity Asset-Backed Securities Trust,
81	Series 2004-2, Class M6, VAR, 3.247%, 10/25/34	80
97	Series 2004-2, Class M8A, VAR, 4.927%, 10/25/34 (e)	88
1,039	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 1A, VAR, 0.727%, 04/25/34	982

	Total Asset-Backed Securities (Cost $67,797)	67,521

Collateralized Mortgage Obligations — 3.1%
	Non-Agency CMO — 3.1%
	United States — 3.1%
	Alternative Loan Trust
138	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	140
753	Series 2004-27CB, Class A1, 6.000%, 12/25/34	746
710	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	687
188	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	191
154	Series 2005-11CB, Class 2A1, 5.500%, 06/25/35	152
35	Series 2005-19CB, Class A2, IF, 16.002%, 06/25/35 (u)	44
135	Banc of America Funding Trust, Series 2005-6, Class 1A2, 5.500%, 10/25/35	128
745	Banc of America Mortgage Trust, Series 2004-D, Class 2A2, VAR, 2.725%, 05/25/34	737
	Bear Stearns ALT-A Trust
137	Series 2005-4, Class 23A1, VAR, 2.610%, 05/25/35	132
274	Series 2005-4, Class 23A2, VAR, 2.610%, 05/25/35	270
351	Series 2005-7, Class 12A3, VAR, 1.107%, 08/25/35	322
	Bear Stearns ARM Trust
830	Series 2004-3, Class 2A, VAR, 2.653%, 07/25/34	808
284	Series 2005-5, Class A2, VAR, 2.480%, 08/25/35	285
485	Series 2005-9, Class A1, VAR, 2.660%, 10/25/35	475
	Chase Mortgage Finance Trust
24	Series 2005-S1, Class 1A9, 5.500%, 05/25/35	24
390	Series 2006-S4, Class A5, 6.000%, 12/25/36	345
211	Series 2007-A1, Class 1A1, VAR, 2.716%, 02/25/37	214
467	Series 2007-A1, Class 1A5, VAR, 2.716%, 02/25/37	447
305	Series 2007-A1, Class 8A1, VAR, 2.758%, 02/25/37	307
351	Series 2007-A2, Class 2A1, VAR, 2.716%, 07/25/37	341
	CHL Mortgage Pass-Through Trust
157	Series 2004-9, Class A7, 5.250%, 06/25/34	162

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
510	Series 2004-25, Class 2A1, VAR, 1.107%, 02/25/35	444
294	Series 2004-HYB7, Class 1A1, VAR, 2.643%, 11/20/34	289
325	Series 2004-HYB7, Class 1A2, VAR, 2.643%, 11/20/34	320
352	Series 2006-21, Class A14, 6.000%, 02/25/37	335
415	Series 2007-10, Class A4, 5.500%, 07/25/37	357
	Citigroup Mortgage Loan Trust, Inc.
769	Series 2005-3, Class 2A2A, VAR, 2.713%, 08/25/35	761
424	Series 2005-4, Class A, VAR, 2.783%, 08/25/35	417
817	Series 2005-6, Class A1, VAR, 2.430%, 09/25/35	815
286	Series 2005-11, Class A2A, VAR, 2.730%, 10/25/35	282
	Credit Suisse First Boston Mortgage Securities Corp.
99	Series 2003-25, Class 2A1, 4.500%, 10/25/18	99
820	Series 2004-8, Class 5A1, 6.000%, 12/25/34	845
106	Series 2005-1, Class 3A4, 5.250%, 05/25/28	106
	GSR Mortgage Loan Trust
711	Series 2004-11, Class 2A2, VAR, 2.853%, 09/25/34	699
390	Series 2005-AR6, Class 1A1, VAR, 2.804%, 09/25/35	392
591	Series 2005-AR6, Class 4A5, VAR, 2.809%, 09/25/35	592
	Impac CMB Trust
159	Series 2004-6, Class 1A2, VAR, 1.207%, 10/25/34	146
432	Series 2007-A, Class M1, VAR, 0.826%, 05/25/37 (e)	399
	JP Morgan Mortgage Trust
226	Series 2005-A5, Class 2A2, VAR, 2.773%, 08/25/35	226
438	Series 2005-A8, Class 2A3, VAR, 2.550%, 11/25/35	406
271	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.778%, 04/21/34	272
	MASTR Alternative Loan Trust
223	Series 2004-6, Class 8A1, 5.500%, 07/25/34	230
253	Series 2005-1, Class 1A1, 5.500%, 02/25/35	269
	Merrill Lynch Mortgage Investors Trust
140	Series 2003-A4, Class 3A, VAR, 2.935%, 05/25/33	135
144	Series 2005-1, Class 2A1, VAR, 2.218%, 04/25/35	139
111	Series 2005-A2, Class A3, VAR, 2.589%, 02/25/35	107
534	Series 2005-A5, Class A3, VAR, 2.572%, 06/25/35	523
	Morgan Stanley Mortgage Loan Trust
258	Series 2004-5AR, Class 4A, VAR, 2.676%, 07/25/34	247
622	Series 2004-7AR, Class 2A6, VAR, 2.541%, 09/25/34	610
517	Series 2004-11AR, Class 1A2A, VAR, 0.737%, 01/25/35	486
1,005	Opteum Mortgage Acceptance Corp. Trust, Series 2005-4, Class 1A2, VAR, 0.817%, 11/25/35	922
1	Prudential Home Mortgage Securities Co., Inc. (The), Series 1988-1, Class A, VAR, 0.000%, 04/25/18	1
147	RALI Trust, Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	139
	Residential Asset Securitization Trust
47	Series 2004-A3, Class A1, 4.500%, 06/25/34	47
495	Series 2004-A8, Class A1, 5.250%, 11/25/34	499
	RFMSI Trust
43	Series 2003-S15, Class A1, 4.500%, 08/25/18	44
55	Series 2003-S16, Class A2, 4.500%, 09/25/18	55
132	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	134
1,379	Sequoia Mortgage Trust, Series 2007-3, Class 1A1, VAR, 0.626%, 07/20/36	1,245
	Structured Adjustable Rate Mortgage Loan Trust
1,333	Series 2004-16, Class 5A2, VAR, 2.598%, 11/25/34	1,319
637	Series 2005-17, Class 4A3, VAR, 2.746%, 08/25/35	622
	WaMu Mortgage Pass-Through Certificates Trust
52	Series 2003-S8, Class A2, 5.000%, 09/25/18	53

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
123	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	125
242	Series 2005-AR3, Class A1, VAR, 2.456%, 03/25/35	240
663	Series 2005-AR7, Class A3, VAR, 2.492%, 08/25/35	651
467	Series 2005-AR10, Class 1A3, VAR, 2.502%, 09/25/35	449
589	Series 2005-AR14, Class 1A4, VAR, 2.525%, 12/25/35	567
126	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-MS3, Class 2A2, 4.500%, 03/25/18	125
	Wells Fargo Mortgage-Backed Securities Trust
368	Series 2003-H, Class A1, VAR, 2.740%, 09/25/33	368
130	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	130
409	Series 2003-M, Class A1, VAR, 2.787%, 12/25/33	410
903	Series 2004-CC, Class A1, VAR, 2.838%, 01/25/35	910
120	Series 2004-EE, Class 2A2, VAR, 2.742%, 12/25/34	122
244	Series 2004-H, Class A1, VAR, 2.739%, 06/25/34	244
136	Series 2004-K, Class 1A2, VAR, 2.743%, 07/25/34	136
536	Series 2004-K, Class 2A6, VAR, 2.740%, 07/25/34	539
126	Series 2004-N, Class A7, VAR, 2.730%, 08/25/34	126
206	Series 2004-Z, Class 2A2, VAR, 2.851%, 12/25/34	206
1,570	Series 2005-AR1, Class 1A1, VAR, 2.764%, 02/25/35	1,563
491	Series 2005-AR1, Class 2A1, VAR, 2.761%, 02/25/35	484
541	Series 2005-AR2, Class 2A2, VAR, 2.688%, 03/25/35	546
205	Series 2005-AR2, Class 3A1, VAR, 2.707%, 03/25/35	207
281	Series 2005-AR3, Class 1A1, VAR, 2.747%, 03/25/35	282
839	Series 2005-AR10, Class 2A1, VAR, 2.750%, 06/25/35	842
499	Series 2005-AR11, Class 1A1, VAR, 2.760%, 06/25/35	494
665	Series 2006-AR2, Class 2A1, VAR, 2.781%, 03/25/36	659
100	Series 2006-AR2, Class 2A3, VAR, 2.781%, 03/25/36	98
331	Series 2006-AR3, Class A3, VAR, 2.675%, 03/25/36	324
954	Series 2006-AR6, Class 7A1, VAR, 2.760%, 03/25/36	942

	Total Collateralized Mortgage Obligations (Cost $34,599)	34,774

Commercial Mortgage-Backed Securities — 0.6%
	United States — 0.6%
1,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class AM, VAR, 5.960%, 06/15/49	1,019
1,700	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 6.096%, 07/15/44	1,671
	Morgan Stanley Capital I Trust,
1,000	Series 2006-HQ8, Class AJ, VAR, 5.683%, 03/12/44	999
1,750	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	1,737
	Wachovia Bank Commercial Mortgage Trust,
975	Series 2006-C24, Class AJ, VAR, 5.658%, 03/15/45	974
1,000	Series 2007-C31, Class C, VAR, 5.869%, 04/15/47	969

	Total Commercial Mortgage-Backed Securities (Cost $7,392)	7,369

SHARES
Common Stocks — 48.5%
	Australia — 0.9%
158	AMP Ltd.	610
95	Australia & New Zealand Banking Group Ltd.	1,657
107	BHP Billiton Ltd.	1,172
36	Commonwealth Bank of Australia	2,032
98	Dexus Property Group	518
217	Goodman Group	951
20	Macquarie Group Ltd.	1,036
5	National Australia Bank Ltd.	90

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — continued
		Australia — continued
58		Oil Search Ltd.	272
250		Qantas Airways Ltd. (a)	695
46		Wesfarmers Ltd.	1,397
15		Westpac Banking Corp.	324

			10,754

		Bermuda — 0.1%
26		Lazard Ltd., Class A	952
30		Teekay Corp.	208

			1,160

		Brazil — 0.6%
302		AMBEV S.A., ADR	1,408
170		CCR S.A.	543
126		Cielo S.A.	1,065
106		Itau Unibanco Holding S.A., ADR	664
135		Lojas Renner S.A.	599
75		Ultrapar Participacoes S.A.	1,113
27		Vale S.A. (Preference Shares), ADR	51
237		WEG S.A.	915

			6,358

		Canada — 0.3%
21		Brookfield Asset Management, Inc., Class A	616
3		Novadaq Technologies, Inc. (a)	37
25		Valeant Pharmaceuticals International, Inc. (a)	2,289

			2,942

		Chile — 0.1%
45		Banco Santander Chile, ADR	770

		China — 1.0%
22		Baidu, Inc., ADR (a)	3,542
764		CNOOC Ltd.	779
7		CNOOC Ltd., ADR	724
1,160		Geely Automobile Holdings Ltd.	499
2,222		Industrial & Commercial Bank of China Ltd., Class H	1,156
140		Tencent Holdings Ltd.	2,638
238		Tingyi Cayman Islands Holding Corp.	272
206		Tsingtao Brewery Co., Ltd., Class H	736
41		Vipshop Holdings Ltd., ADR (a)	527

			10,873

		Denmark — 0.3%
—	(h)	AP Moeller—Maersk A/S, Class B	543
11		Chr Hansen Holding A/S	684
39		Danske Bank A/S	1,038
28		Novo Nordisk A/S, Class B	1,560

			3,825

		Finland — 0.4%
16		Cargotec Oyj, Class B	518
343		Nokia OYJ	2,468
56		Outokumpu OYJ (a)	139
53		UPM-Kymmene OYJ	866
19		Wartsila OYJ Abp	832

			4,823

		France — 1.9%
18		Air Liquide S.A.	1,865
33		Airbus Group SE	2,089
13		Arkema S.A.	819
122		AXA S.A.	3,026
27		BNP Paribas S.A.	1,300
14		Cap Gemini S.A.	1,252
55		Engie S.A.	870
26		IPSOS	539
1		L’Oreal S.A.	152
16		Renault S.A.	1,359
39		Sanofi	3,234
12		Schneider Electric SE	617
20		Societe Generale S.A.	749
15		Thales S.A.	1,176
35		TOTAL S.A.	1,559
53		Vivendi S.A.	1,146

			21,752

		Germany — 1.4%
11		adidas AG	1,094
3		Allianz SE	469
2		BASF SE	139
27		Bayer AG	3,008
18		Brenntag AG	898
28		Daimler AG, Reg. S,	1,954
5		Deutsche Bank AG	88
9		Deutsche Post AG	226
88		Deutsche Telekom AG	1,530
19		E.ON SE	193
17		HeidelbergCement AG	1,286
88		Infineon Technologies AG	1,179
5		Linde AG	742
33		SAP SE	2,638
8		Siemens AG	733

			16,177

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Hong Kong — 1.0%
703	AIA Group Ltd.	3,909
122	Cheung Kong Property Holdings Ltd.	661
116	CK Hutchison Holdings Ltd.	1,448
12	Hang Seng Bank Ltd.	203
29	Jardine Matheson Holdings Ltd.	1,520
5	Jardine Matheson Holdings Ltd.	284
89	Power Assets Holdings Ltd.	813
372	Sands China Ltd.	1,298
918	Sun Art Retail Group Ltd.	517
113	Wharf Holdings Ltd. (The)	529

		11,182

	India — 1.3%
108	HDFC Bank Ltd., ADR	6,508
79	ICICI Bank Ltd., ADR	522
269	Infosys Ltd., ADR	4,825
114	Mahindra & Mahindra Ltd., GDR	2,050
16	Tata Motors Ltd., ADR (a)	392

		14,297

	Indonesia — 0.3%
2,249	Astra International Tbk PT	1,069
882	Bank Central Asia Tbk PT	846
1,313	Bank Rakyat Indonesia Persero Tbk PT	1,083
191	Unilever Indonesia Tbk PT	513

		3,511

	Ireland — 0.3%
3	DCC plc	261
15	Ryanair Holdings plc, ADR	1,148
21	Shire plc	1,182
6	Shire plc, ADR	946

		3,537

	Israel — 0.3%
18	Caesarstone Sdot-Yam Ltd. (a)	669
26	Mobileye N.V. (a)	718
37	Teva Pharmaceutical Industries Ltd., ADR	2,294

		3,681

	Italy — 0.4%
50	Assicurazioni Generali S.p.A.	748
37	Atlantia S.p.A.	972
351	Enel S.p.A.	1,440
941	Telecom Italia S.p.A. (a)	1,047
195	UniCredit S.p.A.	756

		4,963

	Japan — 4.0%
80	Amada Holdings Co., Ltd.	753
31	Bridgestone Corp.	1,118
9	Central Japan Railway Co.	1,596
17	Daikin Industries Ltd.	1,169
22	Daiwa House Industry Co., Ltd.	607
17	Dentsu, Inc.	882
20	DMG Mori Co., Ltd.	198
16	East Japan Railway Co.	1,425
14	Electric Power Development Co., Ltd.	472
18	Fuji Heavy Industries Ltd.	728
161	Fujitsu Ltd.	672
233	Hitachi Ltd.	1,152
6	Honda Motor Co., Ltd.	168
6	Japan Tobacco, Inc.	227
25	JFE Holdings, Inc.	335
61	JX Holdings, Inc.	231
184	Kajima Corp.	1,041
33	KDDI Corp.	841
3	Keyence Corp.	1,227
63	Kirin Holdings Co., Ltd.	895
36	Kyushu Electric Power Co., Inc. (a)	385
13	LIXIL Group Corp.	270
18	Mabuchi Motor Co., Ltd.	966
25	Mazda Motor Corp.	446
46	Medipal Holdings Corp.	749
386	Mitsubishi UFJ Financial Group, Inc.	1,979
11	Mitsui & Co., Ltd.	123
48	Mitsui Fudosan Co., Ltd.	1,130
28	MS&AD Insurance Group Holdings, Inc.	752
5	NGK Spark Plug Co., Ltd.	128
31	Nippon Steel & Sumitomo Metal Corp.	552
54	Nippon Telegraph & Telephone Corp.	2,312
78	Nishi-Nippon City Bank Ltd. (The)	175
9	Nitori Holdings Co., Ltd.	764
47	ORIX Corp.	663
35	Otsuka Holdings Co., Ltd.	1,171
76	Seiko Epson Corp.	1,064
42	Seven & i Holdings Co., Ltd.	1,878
21	Shin-Etsu Chemical Co., Ltd.	1,057
49	Sony Corp.	1,140
96	Sumitomo Bakelite Co., Ltd.	366
70	Sumitomo Mitsui Financial Group, Inc.	2,355
17	Suntory Beverage & Food Ltd.	795
15	Suzuken Co., Ltd.	529

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Japan — continued
10	Sysmex Corp.	637
60	Takashimaya Co., Ltd.	514
143	Tokyo Gas Co., Ltd.	659
70	Toyota Motor Corp.	4,210
35	Yamato Holdings Co., Ltd.	764
24	Yamazaki Baking Co., Ltd.	524

		44,794

	Luxembourg — 0.0% (g)
114	ArcelorMittal	434

	Malaysia — 0.1%
150	Public Bank Bhd	667

	Mexico — 0.2%
88	Fibra Uno Administracion S.A. de C.V.	177
153	Grupo Financiero Banorte S.A.B. de C.V., Class O	796
499	Wal-Mart de Mexico S.A.B. de C.V.	1,253

		2,226

	Netherlands — 1.3%
70	Aegon N.V.	397
8	ASML Holding N.V.	763
14	Heineken N.V.	1,244
122	ING Groep N.V., CVA	1,394
221	Koninklijke KPN N.V.	853
45	Koninklijke Philips N.V.	1,211
21	NN Group N.V.	728
34	NXP Semiconductors N.V. (a)	2,512
126	Royal Dutch Shell plc, Class A	2,761
138	Royal Dutch Shell plc, Class B	2,998

		14,861

	New Zealand — 0.0% (g)
276	Spark New Zealand Ltd.	603

	Norway — 0.1%
63	DNB ASA	764

	Peru — 0.1%
8	Credicorp Ltd.	768

	Portugal — 0.0% (g)
48	Galp Energia SGPS S.A.	570

	Russia — 0.4%
37	Lukoil PJSC, ADR	1,272
44	Magnit PJSC, Reg. S, GDR	1,716
9	Mail.Ru Group Ltd., Reg. S, GDR (a)	188
33	Mobile TeleSystems PJSC, ADR	234
190	Sberbank of Russia PJSC, ADR	1,053

		4,463

	Singapore — 0.3%
14	Avago Technologies Ltd.	1,834
117	DBS Group Holdings Ltd.	1,164
30	Singapore Exchange Ltd.	147

		3,145

	South Africa — 1.0%
43	Aspen Pharmacare Holdings Ltd. (a)	740
87	Bidvest Group Ltd. (The)	2,008
15	Capitec Bank Holdings Ltd.	472
409	FirstRand Ltd.	1,161
49	Mr Price Group Ltd.	506
129	MTN Group Ltd.	1,141
8	Naspers Ltd., Class N	980
94	Remgro Ltd.	1,492
102	RMB Holdings Ltd.	365
174	Sanlam Ltd.	639
83	Shoprite Holdings Ltd.	769
30	Tiger Brands Ltd.	553

		10,826

	South Korea — 0.4%
13	Hyundai Motor Co.	1,486
3	Samsung Electronics Co., Ltd.	2,631

		4,117

	Spain — 0.4%
199	Banco Santander S.A.	853
547	Bankia S.A.	544
68	Distribuidora Internacional de Alimentacion S.A. (a)	366
138	Iberdrola S.A.	974
29	Repsol S.A.	305
93	Telefonica S.A.	979

		4,021

	Sweden — 0.2%
16	Assa Abloy AB, Class B	345
41	Electrolux AB, Series B	890
55	Nordea Bank AB	557
110	Sandvik AB	922

		2,714

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousand)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Switzerland — 2.0%
8	Actelion Ltd. (a)	1,030
20	Allied World Assurance Co. Holdings AG	745
17	Chubb Ltd.	1,907
14	Cie Financiere Richemont S.A.	897
19	Credit Suisse Group AG (a)	335
3	LafargeHolcim Ltd. (a)	126
65	Nestle S.A.	4,753
49	Novartis AG	3,791
17	Roche Holding AG	4,493
1	Syngenta AG	546
164	UBS Group AG	2,716
26	Wolseley plc	1,300
2	Zurich Insurance Group AG (a)	337

		22,976

	Taiwan — 0.6%
220	Delta Electronics, Inc.	930
205	President Chain Store Corp.	1,356
188	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,194

		6,480

	Thailand — 0.2%
90	Siam Cement PCL (The)	1,086
322	Siam Commercial Bank PCL (The)	1,183

		2,269

	Turkey — 0.1%
227	KOC Holding A.S.	910
216	Turkiye Garanti Bankasi A.S.	545

		1,455

	United Kingdom — 3.7%
95	3i Group plc	603
23	Associated British Foods plc	1,047
33	AstraZeneca plc	2,101
163	Aviva plc	1,125
1,075	Barclays plc	2,876
123	Barratt Developments plc	1,057
243	BP plc	1,315
55	British American Tobacco plc	3,074
56	Burberry Group plc	957
396	Centrica plc	1,163
137	Debenhams plc	153
135	Dixons Carphone plc	919
56	Domino’s Pizza Group plc	785
113	GlaxoSmithKline plc	2,336
334	HSBC Holdings plc	2,353
20	HSBC Holdings plc	144
26	InterContinental Hotels Group plc	866
101	ITV plc	385
3,189	Lloyds Banking Group plc	2,987
222	Poundland Group plc	451
32	Prudential plc	635
16	Reckitt Benckiser Group plc	1,454
8	Rio Tinto Ltd.	238
6	Rio Tinto plc	147
119	RSA Insurance Group plc	712
90	SABMiller plc	5,375
21	Standard Chartered plc	141
214	Taylor Wimpey plc	590
53	UBM plc	396
33	Unilever N.V., CVA	1,455
1,205	Vodafone Group plc	3,875
10	Whitbread plc	568

		42,283

	United States — 22.8%
22	Acadia Healthcare Co., Inc. (a)	1,340
13	Acuity Brands, Inc.	2,674
14	Adobe Systems, Inc. (a)	1,236
9	Advanced Drainage Systems, Inc.	201
33	Aetna, Inc.	3,316
8	Affiliated Managers Group, Inc. (a)	1,011
10	Air Products & Chemicals, Inc.	1,252
4	Alexion Pharmaceuticals, Inc. (a)	614
1	Alleghany Corp. (a)	524
2	Allergan plc (a)	539
11	Alphabet, Inc., Class C (a)	8,221
8	Amazon.com, Inc. (a)	4,619
23	American Electric Power Co., Inc.	1,394
46	American Homes 4 Rent, Class A	685
33	American International Group, Inc.	1,863
2	American Residential Properties, Inc.	40
2	Ameriprise Financial, Inc.	140
22	Amphenol Corp., Class A	1,092
9	AmTrust Financial Services, Inc.	499
19	Anadarko Petroleum Corp.	739
8	Analog Devices, Inc.	457
45	Apple, Inc.	4,414
14	Arista Networks, Inc. (a)	868
20	Arrow Electronics, Inc. (a)	1,034
2	AutoZone, Inc. (a)	1,152

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States — continued
18	Ball Corp.	1,172
241	Bank of America Corp.	3,408
19	Bed Bath & Beyond, Inc. (a)	837
41	Best Buy Co., Inc.	1,133
2	Biogen, Inc. (a)	528
3	BioMarin Pharmaceutical, Inc. (a)	256
11	Brinker International, Inc.	543
44	Brixmor Property Group, Inc.	1,164
37	Capital One Financial Corp.	2,456
32	Carlisle Cos., Inc.	2,660
69	CBRE Group, Inc., Class A (a)	1,926
19	CBS Corp. (Non-Voting), Class B	893
26	Celgene Corp. (a)	2,577
54	Charles Schwab Corp. (The)	1,367
10	Charter Communications, Inc., Class A (a)	1,735
52	Cisco Systems, Inc.	1,240
22	CIT Group, Inc.	648
69	Citigroup, Inc.	2,950
41	Citizens Financial Group, Inc.	880
59	Clear Channel Outdoor Holdings, Inc., Class A (a)	300
26	ClubCorp Holdings, Inc.	311
17	CNO Financial Group, Inc.	298
23	Columbia Pipeline Group, Inc.	418
12	Columbia Sportswear Co.	643
19	Concho Resources, Inc. (a)	1,787
6	CoStar Group, Inc. (a)	990
11	CVS Health Corp.	1,068
70	Delta Air Lines, Inc.	3,116
14	Devon Energy Corp.	389
41	DISH Network Corp., Class A (a)	1,975
24	Dollar General Corp.	1,829
24	Dover Corp.	1,386
10	Dr. Pepper Snapple Group, Inc.	929
18	Duke Energy Corp.	1,362
13	Eagle Materials, Inc.	720
20	East West Bancorp, Inc.	655
12	EastGroup Properties, Inc.	624
21	Edison International	1,311
25	Electronic Arts, Inc. (a)	1,614
16	Energizer Holdings, Inc.	506
27	Entercom Communications Corp., Class A (a)	287
37	Envision Healthcare Holdings, Inc. (a)	816
11	EQT Corp.	695
21	Eversource Energy	1,136
10	Expedia, Inc.	961
37	Exxon Mobil Corp.	2,898
55	Facebook, Inc., Class A (a)	6,164
4	Fifth Third Bancorp	69
5	First Republic Bank	344
26	Fortune Brands Home & Security, Inc.	1,285
87	Frontier Communications Corp.	394
4	GameStop Corp., Class A	108
41	Gap, Inc. (The)	1,005
12	Gartner, Inc. (a)	1,062
18	Genuine Parts Co.	1,593
31	Gilead Sciences, Inc.	2,536
21	Guidewire Software, Inc. (a)	1,156
24	Hanesbrands, Inc.	736
1	Harman International Industries, Inc.	82
27	Harris Corp.	2,355
36	Hartford Financial Services Group, Inc. (The)	1,438
12	HCA Holdings, Inc. (a)	830
18	HCP, Inc.	640
61	HD Supply Holdings, Inc. (a)	1,598
38	Hewlett Packard Enterprise Co.	520
80	Hilton Worldwide Holdings, Inc.	1,423
26	HollyFrontier Corp.	908
28	Home Depot, Inc. (The)	3,521
11	Honeywell International, Inc.	1,138
65	Horizon Pharma plc (a)	1,137
93	HP, Inc.	907
6	Humana, Inc.	1,013
13	Illinois Tool Works, Inc.	1,210
11	Illumina, Inc. (a)	1,716
12	Jarden Corp. (a)	631
20	Johnson & Johnson	2,048
43	KapStone Paper & Packaging Corp.	637
19	Kimco Realty Corp.	511
61	Kinder Morgan, Inc.	1,000
13	Kite Pharma, Inc. (a)	620
11	KLA-Tencor Corp.	730
33	Kohl’s Corp.	1,644
24	Kroger Co. (The)	924
48	La Quinta Holdings, Inc. (a)	548
13	Lam Research Corp.	914
9	Las Vegas Sands Corp.	419

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States — continued
11	Legg Mason, Inc.	346
12	Lennox International, Inc.	1,408
65	Loews Corp.	2,407
9	M&T Bank Corp.	965
13	Marathon Petroleum Corp.	534
13	Marsh & McLennan Cos., Inc.	673
9	Martin Marietta Materials, Inc.	1,105
28	MasterCard, Inc., Class A	2,506
15	McGraw Hill Financial, Inc.	1,284
8	McKesson Corp.	1,342
41	Media General, Inc. (a)	669
36	Merck & Co., Inc.	1,810
37	MetLife, Inc.	1,646
64	Microsoft Corp.	3,530
15	Mohawk Industries, Inc. (a)	2,450
8	Monster Beverage Corp. (a)	1,136
23	Morgan Stanley	595
65	Mosaic Co. (The)	1,560
7	National HealthCare Corp.	414
46	Navient Corp.	444
15	Netflix, Inc. (a)	1,395
8	Nexstar Broadcasting Group, Inc., Class A	342
13	NextEra Energy, Inc.	1,422
1	NII Holdings, Inc. (a)	4
11	Northern Trust Corp.	655
30	Norwegian Cruise Line Holdings Ltd. (a)	1,338
11	Old Dominion Freight Line, Inc. (a)	601
26	Outfront Media, Inc.	567
5	Palo Alto Networks, Inc. (a)	805
59	PayPal Holdings, Inc. (a)	2,117
21	PBF Energy, Inc., Class A	741
155	Pfizer, Inc.	4,729
13	Phillips 66	1,031
19	PNC Financial Services Group, Inc. (The)	1,687
13	Post Holdings, Inc. (a)	734
14	PPG Industries, Inc.	1,301
2	Priceline Group, Inc. (The) (a)	1,656
20	Procter & Gamble Co. (The)	1,667
15	Prudential Financial, Inc.	1,064
60	QUALCOMM, Inc.	2,721
4	Ralph Lauren Corp.	470
44	Rayonier, Inc.	926
5	Regeneron Pharmaceuticals, Inc. (a)	2,159
24	Revance Therapeutics, Inc. (a)	505
13	Sempra Energy	1,186
13	ServiceNow, Inc. (a)	839
5	Sherwin-Williams Co. (The)	1,190
9	Signature Bank (a)	1,189
13	SolarCity Corp. (a)	455
16	Splunk, Inc. (a)	748
37	Sprouts Farmers Market, Inc. (a)	838
30	Starbucks Corp.	1,821
12	Stericycle, Inc. (a)	1,431
9	SunTrust Banks, Inc.	331
10	T. Rowe Price Group, Inc.	677
6	TEGNA, Inc.	146
6	Tesla Motors, Inc. (a)	1,105
24	Texas Instruments, Inc.	1,251
17	Tiffany & Co.	1,058
10	Time Warner, Inc.	684
132	Time, Inc.	1,976
27	T-Mobile USA, Inc. (a)	1,087
14	Travelers Cos., Inc. (The)	1,476
13	TreeHouse Foods, Inc. (a)	1,009
90	Twenty-First Century Fox, Inc., Class A	2,429
36	U.S. Bancorp	1,454
11	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,914
21	United Continental Holdings, Inc. (a)	1,026
16	United Technologies Corp.	1,386
38	UnitedHealth Group, Inc.	4,422
33	Unum Group	941
35	Veeva Systems, Inc., Class A (a)	853
31	VeriFone Systems, Inc. (a)	715
35	Verizon Communications, Inc.	1,770
19	Vertex Pharmaceuticals, Inc. (a)	1,734
34	Visa, Inc., Class A	2,558
11	Vulcan Materials Co.	989
5	W.R. Berkley Corp.	245
6	W.W. Grainger, Inc.	1,144
33	Waste Connections, Inc.	1,980
5	Watsco, Inc.	534
18	Wayfair, Inc., Class A (a)	829
99	Wells Fargo & Co.	4,955
30	WestRock Co.	1,043
28	Weyerhaeuser Co.	720
15	Workday, Inc., Class A (a)	963
38	Xcel Energy, Inc.	1,464

		258,861

	Total Common Stocks (Cost $583,297)	549,902

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bond — 0.0% (g)
	United States — 0.0% (g)
125	NRG Yield, Inc., 3.250%, 06/01/20 (Cost $111) (e)	102

Corporate Bonds — 22.4%
	Australia — 0.0% (g)
27	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 7.125%, 05/01/18 (e)	26

	Bahamas — 0.0% (g)
262	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21 (d)	45

	Belgium — 0.0% (g)
EUR 300	Ontex Group N.V., Reg. S, 4.750%, 11/15/21	344

	Bermuda — 0.0% (g)
	Aircastle Ltd.,
270	5.125%, 03/15/21	267
54	5.500%, 02/15/22	54
10	6.250%, 12/01/19	10
161	7.625%, 04/15/20	176
10	NCL Corp., Ltd., 5.250%, 11/15/19 (e)	10
55	Viking Cruises Ltd., 6.250%, 05/15/25 (e)	46

		563

	Canada — 0.9%
	1011778 B.C. ULC/New Red Finance, Inc.,
39	4.625%, 01/15/22 (e)	39
300	6.000%, 04/01/22 (e)	313
45	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)	46
80	Baytex Energy Corp., 5.625%, 06/01/24 (e)	46
	Bombardier, Inc.,
6	4.750%, 04/15/19 (e)	5
30	5.500%, 09/15/18 (e)	27
5	6.125%, 01/15/23 (e)	3
105	Brookfield Residential Properties, Inc., 6.375%, 05/15/25 (e)	88
51	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.125%, 07/01/22 (e)	45
	Cascades, Inc.,
86	5.500%, 07/15/22 (e)	82
229	5.750%, 07/15/23 (e)	219
870	Concordia Healthcare Corp., 7.000%, 04/15/23 (e)	757
	First Quantum Minerals Ltd.,
247	6.750%, 02/15/20 (e)	113
35	7.000%, 02/15/21 (e)	16
445	Garda World Security Corp., 7.250%, 11/15/21 (e)	347
155	HudBay Minerals, Inc., 9.500%, 10/01/20	95
	Lundin Mining Corp.,
270	7.500%, 11/01/20 (e)	230
175	7.875%, 11/01/22 (e)	141
210	Masonite International Corp., 5.625%, 03/15/23 (e)	215
232	Mattamy Group Corp., 6.500%, 11/15/20 (e)	211
	MEG Energy Corp.,
318	6.375%, 01/30/23 (e)	163
20	6.500%, 03/15/21 (e)	11
85	7.000%, 03/31/24 (e)	45
	New Gold, Inc.,
380	6.250%, 11/15/22 (e)	284
170	7.000%, 04/15/20 (e)	142
	NOVA Chemicals Corp.,
54	5.000%, 05/01/25 (e)	51
54	5.250%, 08/01/23 (e)	53
735	Novelis, Inc., 8.750%, 12/15/20	668
323	Open Text Corp., 5.625%, 01/15/23 (e)	321
	Precision Drilling Corp.,
53	5.250%, 11/15/24	30
120	6.500%, 12/15/21	78
30	6.625%, 11/15/20	21
105	Quebecor Media, Inc., 5.750%, 01/15/23	106
	Ultra Petroleum Corp.,
69	5.750%, 12/15/18 (e)	10
177	6.125%, 10/01/24 (e)	25
	Valeant Pharmaceuticals International, Inc.,
525	5.375%, 03/15/20 (e)	495
20	5.500%, 03/01/23 (e)	18
366	5.625%, 12/01/21 (e)	333
778	5.875%, 05/15/23 (e)	696

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Canada — continued
550	6.125%, 04/15/25 (e)	494
460	6.375%, 10/15/20 (e)	442
359	6.750%, 08/15/18 (e)	357
362	6.750%, 08/15/21 (e)	351
340	7.000%, 10/01/20 (e)	335
135	7.250%, 07/15/22 (e)	132
354	7.500%, 07/15/21 (e)	351
EUR 750	Reg. S, 4.500%, 05/15/23	697
513	Videotron Ltd., 5.375%, 06/15/24 (e)	517

		10,264

	Cayman Islands — 0.0% (g)
30	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	21
	Transocean, Inc.,
98	6.500%, 11/15/20	59
168	7.125%, 12/15/21	99

		179

	Finland — 0.0% (g)
501	Nokia OYJ, 6.625%, 05/15/39	509

	France — 0.7%
EUR 700	Areva S.A., 3.500%, 03/22/21	677
EUR 500	Crown European Holdings S.A., Reg. S, 4.000%, 07/15/22	552
EUR 1,550	Europcar Groupe S.A., Reg. S, 5.750%, 06/15/22	1,700
EUR 300	GIE PSA Tresorerie, 6.000%, 09/19/33	357
EUR 450	Holdikks SAS, Reg. S, 6.750%, 07/15/21	457
EUR 550	Horizon Holdings III SASU, 5.125%, 08/01/22	608
EUR 400	Labeyrie Fine Foods SAS, Reg. S, 5.625%, 03/15/21	439
	Numericable-SFR SAS,
400	4.875%, 05/15/19 (e)	397
800	6.000%, 05/15/22 (e)	788
200	6.250%, 05/15/24 (e)	195
EUR 1,050	Reg. S, 5.375%, 05/15/22	1,166
EUR 300	Vallourec S.A., 3.250%, 08/02/19	240

		7,576

	Germany — 0.6%
EUR 950	CeramTec Group GmbH, Reg. S, 8.250%, 08/15/21	1,098
EUR 300	HP Pelzer Holding GmbH, 7.500%, 07/15/21	335
EUR 450	Pfleiderer GmbH, Reg. S, 7.875%, 08/01/19	503
EUR 500	ProGroup AG, Reg. S, 5.125%, 05/01/22	558
EUR 700	ThyssenKrupp AG, 1.750%, 11/25/20	744
EUR 500	Trionista TopCo GmbH, Reg. S, 6.875%, 04/30/21	566
400	Unitymedia GmbH, 6.125%, 01/15/25 (e)	406
EUR 527	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.750%, 01/15/23	602
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
735	5.500%, 01/15/23 (e)	769
EUR 972	Reg. S, 5.125%, 01/21/23	1,100

		6,681

	Ireland — 0.3%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
150	4.500%, 05/15/21	147
770	4.625%, 10/30/20	758
565	4.625%, 07/01/22	550
EUR 300	Ardagh Packaging Finance plc, Reg. S, 9.250%, 10/15/20	337
200	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.000%, 06/30/21 (e)	180
EUR 600	Bank of Ireland, VAR, 4.250%, 06/11/24	659
400	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., 6.000%, 07/15/23 (e)	402
EUR 700	Smurfit Kappa Acquisitions, Reg. S, 3.250%, 06/01/21	777

		3,810

	Italy — 0.3%
EUR 300	Banco Popolare SC, 3.500%, 03/14/19	321
EUR 950	Finmeccanica S.p.A, 4.500%, 01/19/21	1,122
EUR 400	Intesa Sanpaolo S.p.A., 6.625%, 09/13/23	511
EUR 1,300	Telecom Italia S.p.A., 3.250%, 01/16/23	1,412
EUR 400	UniCredit S.p.A., 6.950%, 10/31/22	485

		3,851

	Japan — 0.1%
600	SoftBank Group Corp., 4.500%, 04/15/20 (e)	597

	Liberia — 0.0% (g)
	Royal Caribbean Cruises Ltd.,
15	5.250%, 11/15/22	15
1	7.500%, 10/15/27	1

		16

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Luxembourg — 2.2%
	Altice Luxembourg S.A.,
200	7.625%, 02/15/25 (e)	178
400	7.750%, 05/15/22 (e)	373
	Altice Financing S.A.,
400	6.500%, 01/15/22 (e)	397
400	6.625%, 02/15/23 (e)	393
EUR 500	Reg. S, 5.250%, 02/15/23	526
EUR 500	Altice Finco S.A., 9.000%, 06/15/23	597
EUR 1,250	Altice Luxembourg S.A., Reg. S, 7.250%, 05/15/22	1,281
	ArcelorMittal,
EUR 800	3.125%, 01/14/22	672
160	6.125%, 06/01/25	116
20	6.500%, 03/01/21	16
1,920	7.250%, 02/25/22	1,560
153	8.000%, 10/15/39	108
EUR 400	Ardagh Finance Holdings S.A., 8.375% (PIK), 06/15/19 (v)	412
EUR 1,200	Auris Luxembourg II S.A., Reg. S, 8.000%, 01/15/23	1,399
208	Capsugel S.A., 7.000% (Cash), 05/15/19 (e) (v)	203
600	ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)	612
EUR 700	Dufry Finance SCA, Reg. S, 4.500%, 08/01/23	776
EUR 1,750	Fiat Chrysler Finance Europe, 6.750%, 10/14/19	2,109
EUR 500	Galapagos S.A., Reg. S, 5.375%, 06/15/21	508
EUR 600	Garfunkelux Holdco 3 S.A., 7.500%, 08/01/22	652
EUR 450	Geo Debt Finance S.C.A., Reg. S, 7.500%, 08/01/18	436
EUR 500	Gestamp Funding Luxembourg S.A., Reg. S, 5.875%, 05/31/20	556
EUR 700	HeidelbergCement Finance Luxembourg S.A., 7.500%, 04/03/20	904
	Intelsat Jackson Holdings S.A.,
485	5.500%, 08/01/23	387
523	7.250%, 04/01/19	474
545	7.250%, 10/15/20	469
151	7.500%, 04/01/21	129
31	Intelsat Luxembourg S.A., 7.750%, 06/01/21	13
EUR 400	LSF9 Balta Issuer SA, Reg. S, 7.750%, 09/15/22	444
63	Mallinckrodt International Finance S.A., 4.750%, 04/15/23	55
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
20	4.875%, 04/15/20 (e)	19
90	5.500%, 04/15/25 (e)	80
880	5.625%, 10/15/23 (e)	825
322	5.750%, 08/01/22 (e)	308
EUR 350	Monitchem HoldCo 2 S.A., Reg. S, 6.875%, 06/15/22	317
50	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	51
EUR 500	Picard Bondco S.A., 7.750%, 02/01/20	573
EUR 500	Play Finance 1 S.A., Reg. S, 6.500%, 08/01/19	558
EUR 1,400	SIG Combibloc Holdings SCA, Reg. S, 7.750%, 02/15/23	1,562
EUR 700	Swissport Investments S.A., 6.750%, 12/15/21	783
EUR 1,100	Telenet Finance V Luxembourg S.C.A., Reg. S, 6.250%, 08/15/22	1,274
EUR 500	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Reg. S, 6.375%, 05/01/22	518
	Wind Acquisition Finance S.A.,
200	4.750%, 07/15/20 (e)	196
EUR 1,100	Reg. S, 7.000%, 04/23/21	1,153

		24,972

	Mexico — 0.2%
	Cemex S.A.B. de C.V.,
400	5.700%, 01/11/25 (e)	333
1,715	6.125%, 05/05/25 (e)	1,459
200	7.250%, 01/15/21 (e)	191

		1,983

	Netherlands — 0.6%
276	Basell Finance Co., B.V., Class B, 8.100%, 03/15/27 (e)	343
400	Bluewater Holding B.V., 10.000%, 12/10/19 (e)	180
	Fiat Chrysler Automobiles N.V.,
437	4.500%, 04/15/20	427
663	5.250%, 04/15/23	618
	NXP B.V./NXP Funding LLC,
200	4.125%, 06/15/20 (e)	199
400	4.625%, 06/15/22 (e)	389
200	5.750%, 02/15/21 (e)	207
EUR 450	PortAventura Entertainment Barcelona B.V., Reg. S, 7.250%, 12/01/20	492

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Netherlands — continued
EUR 300	Repsol International Finance B.V., VAR, 4.500%, 03/25/75	233
EUR 900	Schaeffler Finance B.V., Reg. S, 3.500%, 05/15/22	968
EUR 400	Schaeffler Holding Finance B.V., 5.750% (Cash), 11/15/21	459
	Sensata Technologies B.V.,
241	4.875%, 10/15/23 (e)	236
38	5.000%, 10/01/25 (e)	37
7	5.625%, 11/01/24 (e)	7
EUR 1,200	UPC Holding B.V., Reg. S, 6.375%, 09/15/22	1,373
EUR 700	Ziggo Bond Finance B.V., Reg. S, 4.625%, 01/15/25	704

		6,872

	Norway — 0.1%
EUR 900	Lock A.S., Reg. S, 7.000%, 08/15/21	1,000

	Portugal — 0.1%
EUR 600	EDP—Energias de Portugal S.A., VAR, 5.375%, 09/16/75	621

	Singapore — 0.0% (g)
	Flextronics International Ltd.,
15	4.625%, 02/15/20	15
195	5.000%, 02/15/23	194

		209

	Spain — 0.1%
EUR 500	Campofrio Food Group S.A., Reg. S, 3.375%, 03/15/22	533
150	Cemex Espana S.A., 9.875%, 04/30/19 (e)	155

		688

	Sweden — 0.2%
EUR 900	Verisure Holding A.B., 6.000%, 11/01/22	1,005
EUR 900	Volvo Treasury AB, VAR, 4.200%, 06/10/75	919

		1,924

	United Kingdom — 1.3%
EUR 600	Alliance Automotive Finance plc, 6.250%, 12/01/21	670
600	Barclays Bank plc, 7.625%, 11/21/22	671
GBP 250	Galaxy Bidco Ltd., Reg. S, 6.375%, 11/15/20	354
EUR 600	Ineos Finance plc, Reg. S, 4.000%, 05/01/23	608
EUR 750	International Game Technology plc, Reg. S, 4.125%, 02/15/20	808
	Jaguar Land Rover Automotive plc,
200	4.125%, 12/15/18 (e)	201
409	4.250%, 11/15/19 (e)	411
537	5.625%, 02/01/23 (e)	529
GBP 450	Reg. S, 5.000%, 02/15/22	635
EUR 400	Merlin Entertainments plc, Reg. S, 2.750%, 03/15/22	414
GBP 500	New Look Secured Issuer plc, Reg. S, 6.500%, 07/01/22	696
GBP 750	Pizzaexpress Financing 2 plc, Reg. S, 6.625%, 08/01/21	1,101
	Royal Bank of Scotland Group plc,
515	6.000%, 12/19/23	546
862	6.100%, 06/10/23	918
1,075	6.125%, 12/15/22	1,161
200	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	204
EUR 1,700	Synlab Unsecured Bondco plc, 8.250%, 07/01/23	1,778
EUR 1,100	Tesco Corporate Treasury Services plc, 2.500%, 07/01/24	1,077
	Virgin Media Finance plc,
EUR 1,100	4.500%, 01/15/25	1,126
400	6.375%, 04/15/23 (e)	410
270	Virgin Media Secured Finance plc, 5.375%, 04/15/21 (e)	276
EUR 500	Worldpay Finance plc, 3.750%, 11/15/22	546

		15,140

	United States — 14.7%
	Acadia Healthcare Co., Inc.,
25	5.125%, 07/01/22	23
5	5.625%, 02/15/23	5
40	6.125%, 03/15/21	40
26	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	12
	Activision Blizzard, Inc.,
130	5.625%, 09/15/21 (e)	136
250	6.125%, 09/15/23 (e)	268
	ADT Corp. (The),
2	3.500%, 07/15/22	2
5	4.125%, 04/15/19	5
1,350	4.125%, 06/15/23	1,242
365	6.250%, 10/15/21	379
	Advanced Micro Devices, Inc.,
601	6.750%, 03/01/19	410
164	7.000%, 07/01/24	102

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
21	7.750%, 08/01/20	13
	AECOM,
313	5.750%, 10/15/22	317
735	5.875%, 10/15/24	732
53	Aerojet Rocketdyne Holdings, Inc., 7.125%, 03/15/21	54
	AES Corp.,
2	5.500%, 03/15/24	2
1,000	5.500%, 04/15/25	898
20	VAR, 3.414%, 06/01/19	18
171	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	125
260	AK Steel Corp., 8.750%, 12/01/18	222
1,185	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	1,238
	Alcatel-Lucent USA, Inc.,
200	6.450%, 03/15/29	207
200	6.750%, 11/15/20 (e)	215
	Alcoa, Inc.,
740	5.125%, 10/01/24	607
115	5.400%, 04/15/21	103
385	5.900%, 02/01/27	315
5	6.750%, 07/15/18	5
120	6.750%, 01/15/28	101
	Alere, Inc.,
205	6.375%, 07/01/23 (e)	194
317	6.500%, 06/15/20	309
147	Aleris International, Inc., 7.625%, 02/15/18	128
160	Allegheny Technologies, Inc., 7.625%, 08/15/23	106
218	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	207
	Ally Financial, Inc.,
319	3.250%, 11/05/18	313
102	3.600%, 05/21/18	101
670	4.125%, 03/30/20	660
416	4.125%, 02/13/22	405
473	4.625%, 05/19/22	473
25	4.625%, 03/30/25	24
710	5.125%, 09/30/24	720
400	5.750%, 11/20/25	399
23	6.250%, 12/01/17	24
448	8.000%, 11/01/31	504
	AMC Entertainment, Inc.,
200	5.750%, 06/15/25	204
208	5.875%, 02/15/22	214
300	AMC Networks, Inc., 4.750%, 12/15/22	298
550	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	550
73	American Builders & Contractors Supply Co., Inc., 5.750%, 12/15/23 (e)	74
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
250	6.750%, 05/20/20	248
95	7.000%, 05/20/22	93
100	AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19	98
25	Amkor Technology, Inc., 6.625%, 06/01/21	24
	Amsurg Corp.,
55	5.625%, 11/30/20	55
450	5.625%, 07/15/22	452
425	Anixter, Inc., 5.500%, 03/01/23 (e)	416
	Antero Resources Corp.,
338	5.125%, 12/01/22	285
25	5.375%, 11/01/21	21
100	6.000%, 12/01/20	87
	Aramark Services, Inc.,
300	5.125%, 01/15/24 (e)	310
61	5.750%, 03/15/20	63
25	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	19
534	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	538
297	Ashland, Inc., 4.750%, 08/15/22	283
400	Ashtead Capital, Inc., 5.625%, 10/01/24 (e)	385
	Audatex North America, Inc.,
172	6.000%, 06/15/21 (e)	173
179	6.125%, 11/01/23 (e)	181
	Avaya, Inc.,
740	7.000%, 04/01/19 (e)	492
345	10.500%, 03/01/21 (e)	86
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
106	5.250%, 03/15/25 (e)	96
45	5.500%, 04/01/23	43
292	Axiall Corp., 4.875%, 05/15/23	275
165	B&G Foods, Inc., 4.625%, 06/01/21	165
	Ball Corp.,
EUR 600	3.500%, 12/15/20	666
350	4.000%, 11/15/23	336
215	4.375%, 12/15/20	223
150	5.000%, 03/15/22	155

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
110	5.250%, 07/01/25	113
50	Basic Energy Services, Inc., 7.750%, 10/15/22	13
200	Beacon Roofing Supply, Inc., 6.375%, 10/01/23 (e)	206
	Belden, Inc.,
3	5.250%, 07/15/24 (e)	3
1	5.500%, 09/01/22 (e)	1
	Berry Plastics Corp.,
230	5.125%, 07/15/23	224
190	5.500%, 05/15/22	190
135	Blue Coat Holdings, Inc., 8.375%, 06/01/23 (e)	136
	Blue Cube Spinco, Inc.,
615	9.750%, 10/15/23 (e)	661
859	10.000%, 10/15/25 (e)	928
250	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	187
495	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	389
427	Boyd Gaming Corp., 6.875%, 05/15/23	433
185	Briggs & Stratton Corp., 6.875%, 12/15/20	199
	Building Materials Corp. of America,
125	5.375%, 11/15/24 (e)	123
330	6.000%, 10/15/25 (e)	337
423	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	427
	Cablevision Systems Corp.,
451	8.000%, 04/15/20	426
150	8.625%, 09/15/17	156
	CalAtlantic Group, Inc.,
100	5.375%, 10/01/22	101
285	5.875%, 11/15/24	295
70	8.375%, 01/15/21	80
652	Caleres, Inc., 6.250%, 08/15/23	644
	California Resources Corp.,
3	5.000%, 01/15/20	1
20	5.500%, 09/15/21	4
7	6.000%, 11/15/24	1
71	8.000%, 12/15/22 (e)	28
	Calpine Corp.,
4	5.375%, 01/15/23	4
20	5.500%, 02/01/24	18
7	5.750%, 01/15/25	6
754	5.875%, 01/15/24 (e)	773
500	6.000%, 01/15/22 (e)	519
10	Cardtronics, Inc., 5.125%, 08/01/22	10
535	Casella Waste Systems, Inc., 7.750%, 02/15/19	519
105	CCM Merger, Inc., 9.125%, 05/01/19 (e)	108
	CCO Holdings LLC/CCO Holdings Capital Corp.,
50	5.125%, 02/15/23	50
645	5.125%, 05/01/23 (e)	645
32	5.375%, 05/01/25 (e)	32
30	5.750%, 09/01/23	31
102	6.500%, 04/30/21	106
304	6.625%, 01/31/22	322
212	CCO Safari II LLC, 4.464%, 07/23/22 (e)	212
756	CCOH Safari LLC, 5.750%, 02/15/26 (e)	752
	CDW LLC/CDW Finance Corp.,
105	5.000%, 09/01/23	106
70	5.500%, 12/01/24	73
134	6.000%, 08/15/22	141
110	CEB, Inc., 5.625%, 06/15/23 (e)	110
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
500	5.250%, 03/15/21	513
5	5.375%, 06/01/24	5
600	Cemex Finance LLC, 6.000%, 04/01/24 (e)	513
47	Centene Corp., 4.750%, 05/15/22	45
	Centene Escrow Corp.,
295	5.625%, 02/15/21 (e)	300
200	6.125%, 02/15/24 (e)	206
120	Central Garden & Pet Co., 6.125%, 11/15/23	123
248	CenturyLink, Inc., 5.625%, 04/01/25	211
	Cenveo Corp.,
2	6.000%, 08/01/19 (e)	1
5	8.500%, 09/15/22 (e)	3
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
415	5.125%, 12/15/21 (e)	373
15	CF Industries, Inc., 7.125%, 05/01/20	17
290	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	124
145	Choice Hotels International, Inc., 5.750%, 07/01/22	153
	CHS/Community Health Systems, Inc.,
15	5.125%, 08/15/18	15
260	5.125%, 08/01/21	258
761	6.875%, 02/01/22	689
362	7.125%, 07/15/20	346

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
645	8.000%, 11/15/19	640
91	Cimarex Energy Co., 4.375%, 06/01/24	80
550	Cincinnati Bell, Inc., 8.375%, 10/15/20	560
568	Cinemark USA, Inc., 5.125%, 12/15/22	571
	CIT Group, Inc.,
288	3.875%, 02/19/19	286
1,875	5.000%, 08/15/22	1,896
500	5.375%, 05/15/20	518
39	5.500%, 02/15/19 (e)	40
45	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	43
29	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	28
	Claire’s Stores, Inc.,
159	6.125%, 03/15/20 (e)	84
17	8.875%, 03/15/19	3
26	9.000%, 03/15/19 (e)	16
	Clear Channel Worldwide Holdings, Inc.,
15	6.500%, 11/15/22	13
780	Series B, 6.500%, 11/15/22	723
55	Series A, 7.625%, 03/15/20	44
575	Series B, 7.625%, 03/15/20	474
	Clearwater Paper Corp.,
345	4.500%, 02/01/23	328
91	5.375%, 02/01/25 (e)	87
8	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	9
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
37	6.375%, 03/15/24	9
36	8.500%, 12/15/19	15
144	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	59
	CNO Financial Group, Inc.,
39	4.500%, 05/30/20	40
645	5.250%, 05/30/25	651
215	Coeur Mining, Inc., 7.875%, 02/01/21	123
	Commercial Metals Co.,
611	4.875%, 05/15/23	508
235	7.350%, 08/15/18	240
68	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	66
	CommScope, Inc.,
23	4.375%, 06/15/20 (e)	24
310	5.000%, 06/15/21 (e)	298
295	5.500%, 06/15/24 (e)	284
122	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	116
15	Comstock Resources, Inc., 10.000%, 03/15/20 (e)	6
	Concho Resources, Inc.,
50	5.500%, 10/01/22	45
103	5.500%, 04/01/23	93
176	6.500%, 01/15/22	165
60	7.000%, 01/15/21	58
144	ConocoPhillips Co., 4.300%, 11/15/44	108
	CONSOL Energy, Inc.,
30	5.875%, 04/15/22	19
220	8.000%, 04/01/23	148
330	Consolidated Communications, Inc., 6.500%, 10/01/22	279
	Constellation Brands, Inc.,
100	4.250%, 05/01/23	102
3	4.750%, 11/15/24	3
270	4.750%, 12/01/25	279
60	6.000%, 05/01/22	67
	Continental Airlines 2003-ERJ1 Pass-Through Trust
15	7.875%, 07/02/18	16
364	9.798%, 04/01/21	392
	Cott Beverages, Inc.,
420	5.375%, 07/01/22	407
392	6.750%, 01/01/20	404
	Covanta Holding Corp.,
100	5.875%, 03/01/24	87
95	6.375%, 10/01/22	90
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
9	6.125%, 03/01/22	5
324	6.250%, 04/01/23 (e)	197
219	Crimson Merger Sub, Inc., 6.625%, 05/15/22 (e)	147
30	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	31
325	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	322
	Crown Castle International Corp.,
273	4.875%, 04/15/22	286
168	5.250%, 01/15/23	179
	CSC Holdings LLC,
316	6.750%, 11/15/21	312
85	8.625%, 02/15/19	91

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
20	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	13
	D.R. Horton, Inc.,
32	4.375%, 09/15/22	32
154	4.750%, 02/15/23	153
71	Dana Holding Corp., 5.500%, 12/15/24	64
219	Darling Ingredients, Inc., 5.375%, 01/15/22	215
	DaVita HealthCare Partners, Inc.,
335	5.000%, 05/01/25	330
348	5.125%, 07/15/24	350
115	5.750%, 08/15/22	119
287	Dean Foods Co., 6.500%, 03/15/23 (e)	296
43	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	48
58	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	61
107	Diamondback Energy, Inc., 7.625%, 10/01/21	106
	DISH DBS Corp.,
190	5.000%, 03/15/23	165
248	5.875%, 11/15/24	221
1,456	6.750%, 06/01/21	1,485
350	7.875%, 09/01/19	380
606	Dollar Tree, Inc., 5.750%, 03/01/23 (e)	639
216	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	208
65	DR Horton, Inc., 5.750%, 08/15/23	68
705	DS Services of America, Inc., 10.000%, 09/01/21 (e)	791
310	DuPont Fabros Technology LP, 5.875%, 09/15/21	319
	Dynegy, Inc.,
562	5.875%, 06/01/23	455
2	6.750%, 11/01/19	2
185	7.375%, 11/01/22	164
330	7.625%, 11/01/24	290
	E*TRADE Financial Corp.,
220	4.625%, 09/15/23	216
110	5.375%, 11/15/22	116
50	Eldorado Resorts, Inc., 7.000%, 08/01/23 (e)	49
1,874	Embarq Corp., 7.995%, 06/01/36	1,856
	Emdeon, Inc.,
280	6.000%, 02/15/21 (e)	261
405	11.000%, 12/31/19	421
351	Endo Finance LLC, 5.750%, 01/15/22 (e)	349
	Endo Finance LLC/Endo Finco, Inc.,
250	5.875%, 01/15/23 (e)	248
211	7.750%, 01/15/22 (e)	220
	Energy Transfer Equity LP,
483	5.875%, 01/15/24	377
60	7.500%, 10/15/20	53
375	EnerSys, 5.000%, 04/30/23 (e)	369
42	Entegris, Inc., 6.000%, 04/01/22 (e)	43
280	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	275
	EP Energy LLC/Everest Acquisition Finance, Inc.,
148	6.375%, 06/15/23	52
172	7.750%, 09/01/22	60
73	9.375%, 05/01/20	31
	Equinix, Inc.,
750	5.375%, 01/01/22	780
47	5.375%, 04/01/23	49
3	5.750%, 01/01/25	3
86	5.875%, 01/15/26	89
214	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	206
51	FelCor Lodging LP, 6.000%, 06/01/25	51
281	Ferrellgas LP/Ferrellgas Finance Corp., 6.750%, 06/15/23 (e)	214
200	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	205
	First Data Corp.,
180	5.000%, 01/15/24 (e)	180
295	5.375%, 08/15/23 (e)	301
555	5.750%, 01/15/24 (e)	551
73	6.750%, 11/01/20 (e)	77
960	7.000%, 12/01/23 (e)	967
	Freescale Semiconductor, Inc.,
130	5.000%, 05/15/21 (e)	133
322	6.000%, 01/15/22 (e)	337
	Fresenius Medical Care U.S. Finance II, Inc.,
160	4.125%, 10/15/20 (e)	162
220	4.750%, 10/15/24 (e)	221
85	5.625%, 07/31/19 (e)	92
150	5.875%, 01/31/22 (e)	162
25	6.500%, 09/15/18 (e)	28
300	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	322
	Frontier Communications Corp.,
675	6.250%, 09/15/21	569

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
15	7.125%, 03/15/19	15
40	8.125%, 10/01/18	41
375	8.500%, 04/15/20	372
188	8.875%, 09/15/20 (e)	189
644	9.250%, 07/01/21	621
213	10.500%, 09/15/22 (e)	207
542	11.000%, 09/15/25 (e)	522
210	FTI Consulting, Inc., 6.000%, 11/15/22	217
155	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	114
272	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	288
	Genesis Energy LP/Genesis Energy Finance Corp.,
307	5.625%, 06/15/24	224
50	5.750%, 02/15/21	40
27	6.000%, 05/15/23	20
30	6.750%, 08/01/22	25
3	GenOn Energy, Inc., 9.875%, 10/15/20	2
	Global Partners LP/GLP Finance Corp.,
3	6.250%, 07/15/22	2
250	7.000%, 06/15/23	180
445	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	426
210	Golden Nugget Escrow, Inc., 8.500%, 12/01/21 (e)	204
152	Goodman Networks, Inc., 12.125%, 07/01/18	46
	Goodyear Tire & Rubber Co. (The),
515	5.125%, 11/15/23	527
100	6.500%, 03/01/21	105
290	7.000%, 05/15/22	310
	Graphic Packaging International, Inc.,
100	4.750%, 04/15/21	101
100	4.875%, 11/15/22	100
865	Gray Television, Inc., 7.500%, 10/01/20	892
25	Greif, Inc., 6.750%, 02/01/17	26
6	Griffon Corp., 5.250%, 03/01/22	6
1,000	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	940
4	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3
430	H&E Equipment Services, Inc., 7.000%, 09/01/22	393
55	Halcon Resources Corp., 13.000%, 02/15/22 (e)	14
150	Halyard Health, Inc., 6.250%, 10/15/22	145
330	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	247
	Harland Clarke Holdings Corp.,
200	6.875%, 03/01/20 (e)	167
5	9.250%, 03/01/21 (e)	3
15	9.750%, 08/01/18 (e)	14
240	HCA Holdings, Inc., 6.250%, 02/15/21	253
	HCA, Inc.,
289	3.750%, 03/15/19	291
205	4.250%, 10/15/19	210
55	4.750%, 05/01/23	55
346	5.000%, 03/15/24	350
165	5.250%, 04/15/25	169
551	5.375%, 02/01/25	557
290	5.875%, 03/15/22	311
301	5.875%, 05/01/23	314
535	5.875%, 02/15/26	546
125	6.500%, 02/15/20	138
412	7.500%, 02/15/22	457
5	8.000%, 10/01/18	6
	HD Supply, Inc.,
365	5.250%, 12/15/21 (e)	375
370	7.500%, 07/15/20	385
204	Headwaters, Inc., 7.250%, 01/15/19	208
15	HealthSouth Corp., 5.750%, 11/01/24	15
320	Hecla Mining Co., 6.875%, 05/01/21	193
	Hertz Corp. (The),
105	6.250%, 10/15/22	102
462	7.375%, 01/15/21	468
	Hexion, Inc.,
1,094	6.625%, 04/15/20	848
28	10.000%, 04/15/20	23
	Hiland Partners LP/Hiland Partners Finance Corp.,
28	5.500%, 05/15/22 (e)	25
24	7.250%, 10/01/20 (e)	24
	Hilcorp Energy I LP/Hilcorp Finance Co.,
437	5.000%, 12/01/24 (e)	338
60	5.750%, 10/01/25 (e)	47
50	7.625%, 04/15/21 (e)	45
10	Reg. S, 7.625%, 04/15/21	9
130	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	132

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
165	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	170
25	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	24
283	Hologic, Inc., 5.250%, 07/15/22 (e)	293
50	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	52
865	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	811
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
35	4.875%, 03/15/19	32
290	5.875%, 02/01/22	259
315	6.000%, 08/01/20	296
	iHeartCommunications, Inc.,
1,195	9.000%, 12/15/19	820
30	9.000%, 03/01/21	20
825	IHS, Inc., 5.000%, 11/01/22	825
820	ILFC E-Capital Trust I, VAR, 4.490%, 12/21/65 (e)	736
580	ILFC E-Capital Trust II, VAR, 4.740%, 12/21/65 (e)	522
8	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (Cash), 05/01/21 (e) (v)	6
	Infor U.S., Inc.,
324	5.750%, 08/15/20 (e)	326
120	6.500%, 05/15/22 (e)	105
325	Informatica LLC, 7.125%, 07/15/23 (e)	291
215	Ingles Markets, Inc., 5.750%, 06/15/23	216
	International Lease Finance Corp.,
340	4.625%, 04/15/21	334
236	8.250%, 12/15/20	269
40	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	40
34	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	34
	Iron Mountain, Inc.,
369	5.750%, 08/15/24	365
266	6.000%, 10/01/20 (e)	283
300	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	307
4	J.C. Penney Corp., Inc., 8.125%, 10/01/19	4
145	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.375%, 08/01/23 (e)	143
426	Jarden Corp., 7.500%, 05/01/17	437
	JBS USA LLC/JBS USA Finance, Inc.,
736	5.750%, 06/15/25 (e)	566
700	5.875%, 07/15/24 (e)	555
500	7.250%, 06/01/21 (e)	453
300	8.250%, 02/01/20 (e)	282
150	Jo-Ann Stores LLC, 8.125%, 03/15/19 (e)	121
59	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	24
44	Kennedy-Wilson, Inc., 5.875%, 04/01/24	42
275	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	267
EUR 300	Kloeckner Pentaplast of America, Inc., Reg. S, 7.125%, 11/01/20	327
1,000	KLX, Inc., 5.875%, 12/01/22 (e)	935
	L Brands, Inc.,
385	5.625%, 02/15/22	414
300	5.625%, 10/15/23	318
325	6.875%, 11/01/35 (e)	336
	Lamar Media Corp.,
175	5.000%, 05/01/23	175
30	5.875%, 02/01/22	31
144	Landry’s, Inc., 9.375%, 05/01/20 (e)	152
	Lennar Corp.,
15	4.500%, 06/15/19	15
25	4.500%, 11/15/19	26
510	4.750%, 05/30/25	487
154	4.875%, 12/15/23	151
60	6.950%, 06/01/18	64
5	Series B, 12.250%, 06/01/17	6
375	Level 3 Communications, Inc., 5.750%, 12/01/22	386
	Level 3 Financing, Inc.,
384	5.125%, 05/01/23	386
142	5.375%, 01/15/24 (e)	143
291	5.375%, 05/01/25	293
3	5.625%, 02/01/23	3
299	6.125%, 01/15/21	313
116	7.000%, 06/01/20	122
5	VAR, 4.101%, 01/15/18	5
200	Levi Strauss & Co., 5.000%, 05/01/25	195
251	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	286
204	LifePoint Health, Inc., 5.500%, 12/01/21	207
390	LIN Television Corp., 5.875%, 11/15/22	393
410	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	404

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
5	Louisiana-Pacific Corp., 7.500%, 06/01/20	5
305	M/I Homes, Inc., 6.750%, 01/15/21 (e)	296
48	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	41
	Masco Corp.,
379	4.450%, 04/01/25	379
4	5.950%, 03/15/22	4
757	MasTec, Inc., 4.875%, 03/15/23	634
200	Match Group, Inc., 6.750%, 12/15/22 (e)	200
57	Memorial Resource Development Corp., 5.875%, 07/01/22	43
195	Meritage Homes Corp., 7.000%, 04/01/22	200
	MGM Resorts International,
350	5.250%, 03/31/20	347
320	6.000%, 03/15/23	319
350	6.625%, 12/15/21	360
500	7.750%, 03/15/22	530
45	11.375%, 03/01/18	52
50	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	51
	Micron Technology, Inc.,
425	5.250%, 08/01/23 (e)	344
76	5.250%, 01/15/24 (e)	62
114	5.500%, 02/01/25	90
14	5.625%, 01/15/26 (e)	11
17	5.875%, 02/15/22	15
216	Microsemi Corp., 9.125%, 04/15/23 (e)	227
550	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	487
	Momentive Performance Materials, Inc.,
102	3.880%, 10/24/21	69
35	8.875%, 10/15/20 (d)	—
338	MPG Holdco I, Inc., 7.375%, 10/15/22	326
820	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	821
	MPLX LP,
218	4.500%, 07/15/23 (e)	171
28	4.875%, 12/01/24 (e)	22
197	4.875%, 06/01/25 (e)	154
400	5.500%, 02/15/23 (e)	332
404	MSCI, Inc., 5.250%, 11/15/24 (e)	417
4	Murphy Oil USA, Inc., 6.000%, 08/15/23	4
2	Mustang Merger Corp., 8.500%, 08/15/21 (e)	2
333	National Financial Partners Corp., 9.000%, 07/15/21 (e)	300
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
300	6.500%, 08/01/18	290
15	6.500%, 07/01/21	13
198	6.500%, 06/01/22	170
45	7.875%, 10/01/20	43
43	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	34
285	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	103
285	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	147
200	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	208
	NCR Corp.,
50	5.000%, 07/15/22	47
4	5.875%, 12/15/21	4
16	6.375%, 12/15/23	16
250	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	187
	Netflix, Inc.,
350	5.500%, 02/15/22 (e)	361
115	5.750%, 03/01/24	118
260	5.875%, 02/15/25 (e)	268
	New Albertsons, Inc.,
121	Series C, 6.625%, 06/01/28	93
204	7.450%, 08/01/29	164
6	7.750%, 06/15/26	5
47	8.000%, 05/01/31	40
225	8.700%, 05/01/30	200
	Newfield Exploration Co.,
231	5.375%, 01/01/26	186
50	5.625%, 07/01/24	42
110	5.750%, 01/30/22	94
	Nexstar Broadcasting, Inc.,
35	6.125%, 02/15/22 (e)	33
25	6.875%, 11/15/20	25
2	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	1
125	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	117
1,033	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	1,042
39	Noble Energy, Inc., 5.625%, 05/01/21	39

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	NRG Energy, Inc.,
850	6.250%, 05/01/24	678
11	6.625%, 03/15/23	9
113	7.875%, 05/15/21	98
30	8.250%, 09/01/20	27
600	NRG Yield Operating LLC, 5.375%, 08/15/24	504
332	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	332
40	NWH Escrow Corp., 7.500%, 08/01/21 (e)	29
40	Oasis Petroleum, Inc., 6.875%, 03/15/22	23
	Orbital ATK, Inc.,
113	5.250%, 10/01/21	114
110	5.500%, 10/01/23 (e)	112
66	Oshkosh Corp., 5.375%, 03/01/25	65
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
33	5.250%, 02/15/22	34
455	5.625%, 02/15/24	465
205	5.875%, 03/15/25	208
	Owens-Brockway Glass Container, Inc.,
80	5.000%, 01/15/22 (e)	77
5	5.375%, 01/15/25 (e)	5
349	5.875%, 08/15/23 (e)	342
17	6.375%, 08/15/25 (e)	17
100	Parker Drilling Co., 6.750%, 07/15/22	60
310	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	301
167	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	153
267	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	226
75	Penn Virginia Corp., 8.500%, 05/01/20	12
329	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	317
85	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	88
19	Pioneer Energy Services Corp., 6.125%, 03/15/22	7
204	Plantronics, Inc., 5.500%, 05/31/23 (e)	206
555	PolyOne Corp., 5.250%, 03/15/23	543
	Post Holdings, Inc.,
425	6.750%, 12/01/21 (e)	445
200	7.750%, 03/15/24 (e)	213
100	8.000%, 07/15/25 (e)	107
145	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	141
70	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	55
115	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21 (e)	110
EUR 800	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	693
15	PVH Corp., 4.500%, 12/15/22	15
	QEP Resources, Inc.,
410	5.250%, 05/01/23	279
334	5.375%, 10/01/22	227
50	6.875%, 03/01/21	38
236	Qorvo, Inc., 6.750%, 12/01/23 (e)	233
10	Quad/Graphics, Inc., 7.000%, 05/01/22	7
564	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	529
125	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	127
	Qwest Capital Funding, Inc.,
7	6.875%, 07/15/28	6
71	7.750%, 02/15/31	58
25	Qwest Corp., 7.250%, 09/15/25	28
56	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	56
25	Radio Systems Corp., 8.375%, 11/01/19 (e)	26
382	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	317
181	Range Resources Corp., 5.000%, 03/15/23	141
205	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	206
	Regal Entertainment Group,
365	5.750%, 03/15/22	368
50	5.750%, 06/15/23	49
250	5.750%, 02/01/25	241
	Regency Energy Partners LP/Regency Energy Finance Corp.,
50	4.500%, 11/01/23	40
25	5.000%, 10/01/22	21
600	5.500%, 04/15/23	504
9	5.875%, 03/01/22	8
110	Revlon Consumer Products Corp., 5.750%, 02/15/21	107
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
585	5.750%, 10/15/20	586
100	6.875%, 02/15/21	103
250	8.250%, 02/15/21	233
150	9.875%, 08/15/19	147

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
200	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	199
186	Rice Energy, Inc., 7.250%, 05/01/23	143
	Rite Aid Corp.,
501	6.125%, 04/01/23 (e)	529
5	6.750%, 06/15/21	5
10	9.250%, 03/15/20	10
32	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	33
	Rockies Express Pipeline LLC,
375	6.000%, 01/15/19 (e)	353
50	6.850%, 07/15/18 (e)	48
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
3	5.625%, 07/15/22	2
20	5.625%, 11/15/23 (e)	11
55	RSP Permian, Inc., 6.625%, 10/01/22	49
	Sabine Pass Liquefaction LLC,
1,723	5.625%, 03/01/25	1,482
100	5.750%, 05/15/24	88
200	6.250%, 03/15/22	184
	Sabre GLBL, Inc.,
40	5.250%, 11/15/23 (e)	40
105	5.375%, 04/15/23 (e)	105
2	Safeway, Inc., 5.000%, 08/15/19	2
	Sally Holdings LLC/Sally Capital, Inc.,
75	5.500%, 11/01/23	77
267	5.625%, 12/01/25	276
150	5.750%, 06/01/22	156
228	SBA Communications Corp., 4.875%, 07/15/22	228
70	SBA Telecommunications, Inc., 5.750%, 07/15/20	73
	Scientific Games International, Inc.,
510	7.000%, 01/01/22 (e)	479
250	10.000%, 12/01/22	174
200	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23 (e)	209
	Sealed Air Corp.,
105	4.875%, 12/01/22 (e)	106
410	5.125%, 12/01/24 (e)	410
100	5.250%, 04/01/23 (e)	101
16	SemGroup Corp., 7.500%, 06/15/21	12
440	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	441
50	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	51
	Service Corp. International,
315	5.375%, 05/15/24	333
20	7.000%, 06/15/17	21
80	8.000%, 11/15/21	94
40	SESI LLC, 7.125%, 12/15/21	28
405	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	422
30	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	25
	Sinclair Television Group, Inc.,
10	5.375%, 04/01/21	10
750	5.625%, 08/01/24 (e)	730
115	6.125%, 10/01/22	118
5	6.375%, 11/01/21	5
	Sirius XM Radio, Inc.,
290	4.625%, 05/15/23 (e)	284
404	5.750%, 08/01/21 (e)	419
770	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	784
	SM Energy Co.,
525	5.000%, 01/15/24	282
314	5.625%, 06/01/25	168
140	6.500%, 01/01/23	81
	Smithfield Foods, Inc.,
321	5.250%, 08/01/18 (e)	328
400	5.875%, 08/01/21 (e)	406
425	6.625%, 08/15/22	447
5	7.750%, 07/01/17	5
	Spectrum Brands, Inc.,
344	5.750%, 07/15/25 (e)	353
14	6.125%, 12/15/24 (e)	14
40	6.625%, 11/15/22	43
10	Speedway Motorsports, Inc., 5.125%, 02/01/23	10
	Sprint Capital Corp.,
151	6.875%, 11/15/28	99
177	6.900%, 05/01/19	142
598	8.750%, 03/15/32	422

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Sprint Communications, Inc.,
490	6.000%, 12/01/16	486
1,379	7.000%, 03/01/20 (e)	1,324
630	7.000%, 08/15/20	463
600	8.375%, 08/15/17	581
238	9.125%, 03/01/17	237
	Sprint Corp.,
256	7.125%, 06/15/24	173
629	7.250%, 09/15/21	453
43	7.625%, 02/15/25	29
486	7.875%, 09/15/23	346
122	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23 (e)	126
205	Station Casinos LLC, 7.500%, 03/01/21	211
	Steel Dynamics, Inc.,
165	5.125%, 10/01/21	154
370	5.500%, 10/01/24	334
285	6.375%, 08/15/22	276
255	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	244
40	Stone Energy Corp., 7.500%, 11/15/22	11
85	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	71
677	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	653
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5	5.500%, 08/15/22	3
11	7.500%, 07/01/21	8
	Sunoco LP/Sunoco Finance Corp.,
65	5.500%, 08/01/20 (e)	61
500	6.375%, 04/01/23 (e)	461
820	SUPERVALU, Inc., 7.750%, 11/15/22	697
	Talen Energy Supply LLC,
150	4.600%, 12/15/21	86
15	4.625%, 07/15/19 (e)	12
100	6.500%, 06/01/25	68
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
150	4.250%, 11/15/23	109
20	5.000%, 01/15/18	19
100	6.750%, 03/15/24 (e)	82
150	6.875%, 02/01/21	130
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
125	5.625%, 03/01/24 (e)	113
85	5.875%, 04/15/23 (e)	79
350	Team Health, Inc., 7.250%, 12/15/23 (e)	366
	TEGNA, Inc.,
355	4.875%, 09/15/21 (e)	357
30	5.125%, 07/15/20	31
200	5.500%, 09/15/24 (e)	201
620	6.375%, 10/15/23	654
170	Teleflex, Inc., 5.250%, 06/15/24	170
165	Tempur Sealy International, Inc., 5.625%, 10/15/23 (e)	168
	Tenet Healthcare Corp.,
685	4.375%, 10/01/21	676
653	4.500%, 04/01/21	640
230	4.750%, 06/01/20	232
201	5.000%, 03/01/19	189
130	5.500%, 03/01/19	124
49	6.000%, 10/01/20	52
5	6.250%, 11/01/18	5
18	6.750%, 02/01/20	17
175	6.750%, 06/15/23	162
223	8.000%, 08/01/20	223
368	8.125%, 04/01/22	369
29	Tenneco, Inc., 5.375%, 12/15/24	29
189	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	147
	TerraForm Power Operating LLC,
213	5.875%, 02/01/23 (e)	170
487	6.125%, 06/15/25 (e)	376
32	Tesoro Corp., 5.125%, 04/01/24	30
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
6	5.500%, 10/15/19 (e)	6
10	5.875%, 10/01/20	9
100	6.125%, 10/15/21	91
576	6.250%, 10/15/22 (e)	524
1,000	Texas Competitive Electric Holdings Co. LLC, VAR, 3.977%, 10/01/20	322
297	Time Warner Cable, Inc., 7.300%, 07/01/38	316
	T-Mobile USA, Inc.,
3	5.250%, 09/01/18	3
121	6.000%, 03/01/23	122
665	6.125%, 01/15/22	677
35	6.250%, 04/01/21	36
81	6.375%, 03/01/25	81

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
2	6.464%, 04/28/19	2
359	6.500%, 01/15/24	363
182	6.500%, 01/15/26	182
229	6.625%, 11/15/20	235
413	6.625%, 04/01/23	422
220	6.633%, 04/28/21	227
757	6.731%, 04/28/22	777
442	6.836%, 04/28/23	455
211	Toll Brothers Finance Corp., 4.875%, 11/15/25	207
220	Tops Holding LLC/Tops Markets II Corp., 8.000%, 06/15/22 (e)	209
200	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26 (e)	209
	TransDigm, Inc.,
462	5.500%, 10/15/20	450
821	6.000%, 07/15/22	805
	TreeHouse Foods, Inc.,
19	4.875%, 03/15/22	19
155	6.000%, 02/15/24 (e)	159
522	Tribune Media Co., 5.875%, 07/15/22 (e)	521
	Tronox Finance LLC,
11	6.375%, 08/15/20	7
424	7.500%, 03/15/22 (e)	255
151	Tutor Perini Corp., 7.625%, 11/01/18	151
224	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	225
26	U.S. Concrete, Inc., 8.500%, 12/01/18	27
142	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	114
251	Unit Corp., 6.625%, 05/15/21	163
	United Rentals North America, Inc.,
25	4.625%, 07/15/23	24
475	5.500%, 07/15/25	424
775	5.750%, 11/15/24	715
135	6.125%, 06/15/23	130
274	Univar USA, Inc., 6.750%, 07/15/23 (e)	242
	Universal Health Services, Inc.,
2	3.750%, 08/01/19 (e)	2
2	4.750%, 08/01/22 (e)	2
	Univision Communications, Inc.,
600	5.125%, 05/15/23 (e)	582
550	5.125%, 02/15/25 (e)	521
853	6.750%, 09/15/22 (e)	879
330	8.500%, 05/15/21 (e)	327
65	USG Corp., 6.300%, 11/15/16	67
400	USI, Inc., 7.750%, 01/15/21 (e)	359
	VeriSign, Inc.,
208	4.625%, 05/01/23	204
54	5.250%, 04/01/25	53
	Vulcan Materials Co.,
505	4.500%, 04/01/25	501
130	7.500%, 06/15/21	150
	W.R. Grace & Co.-Conn,
200	5.125%, 10/01/21 (e)	201
27	5.625%, 10/01/24 (e)	27
165	WCI Communities, Inc., 6.875%, 08/15/21	168
7	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	7
245	West Corp., 5.375%, 07/15/22 (e)	206
211	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	192
221	Whiting Petroleum Corp., 5.000%, 03/15/19	143
	Williams Partners LP/ACMP Finance Corp.,
350	4.875%, 05/15/23	266
330	6.125%, 07/15/22	269
	Windstream Services LLC,
40	6.375%, 08/01/23	29
335	7.500%, 06/01/22	258
625	7.500%, 04/01/23	479
374	7.750%, 10/01/21	292
130	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	109
	WMG Acquisition Corp.,
450	5.625%, 04/15/22 (e)	437
380	6.750%, 04/15/22 (e)	334
	WPX Energy, Inc.,
611	5.250%, 09/15/24	333
126	6.000%, 01/15/22	73
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
195	5.375%, 03/15/22	187
295	5.500%, 03/01/25 (e)	258
	Yum! Brands, Inc.,
195	3.750%, 11/01/21	177
73	3.875%, 11/01/20	70
	Zayo Group LLC/Zayo Capital, Inc.,
495	6.000%, 04/01/23	484
153	10.125%, 07/01/20	164

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
299	Zebra Technologies Corp., 7.250%, 10/15/22	311
	ZF North America Capital, Inc.,
550	4.000%, 04/29/20 (e)	549
422	4.500%, 04/29/22 (e)	407
350	4.750%, 04/29/25 (e)	328

		166,006

	Total Corporate Bonds (Cost $268,520)	253,876

Foreign Government Securities — 7.0%
	France — 1.6%
EUR 14,796	France Government Bond OAT, 1.750%, 11/25/24	17,788

	Germany — 0.9%
EUR 9,553	Bundesrepublik Deutschland, 0.500%, 02/15/25	10,623

	Italy — 1.9%
	Italy Buoni Poliennali Del Tesoro,
EUR 1,954	4.750%, 09/01/44 (e)	3,058
EUR 13,238	5.500%, 11/01/22	18,651

		21,709

	Japan — 0.6%
JPY 704,650	Government of Japan, 1.200%, 09/20/35	6,226

	Spain — 0.5%
EUR 4,366	Kingdom of Spain, 4.000%, 04/30/20 (e)	5,442

	United Kingdom — 1.5%
	United Kingdom Gilt,
GBP 6,057	1.750%, 01/22/17	8,753
GBP 5,918	4.000%, 09/07/16	8,615

		17,368

	Total Foreign Government Securities (Cost $79,439)	79,156

Loan Assignments — 0.7%
	Australia — 0.0% (g)
199	FMG Resources Pty, Ltd., Term Loan B, VAR, 4.250%, 06/30/19	137

	Canada — 0.0% (g)
200	Concordia Healthcare Corp. Initial Dollar Term Loan, VAR, 5.250%, 10/21/21	191

	Netherlands — 0.0% (g)
100	NXP B.V., Tranche B Term Loan, VAR, 3.750%, 12/07/20	100

	Singapore — 0.1%
3	Avago Technologies Cayman Ltd., Term Loan, VAR, 3.750%, 05/06/21	3
540	Avago Technologies Ltd., Term Loan, VAR, 4.250%, 11/10/22 ^	531

		534

	United States — 0.6%
770	Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22	752
5	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	5
220	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	192
4	AOT Holdings, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	4
100	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	95
1,000	Calpine Corp., Term Loan, VAR, 4.000%, 01/15/23 ^	960
354	Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20	340
765	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22 ^	763
6	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	6
5	Dupont Performance, Term Loan, VAR, 3.750%, 02/01/20	5
60	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 12/19/16	60
48	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	37
500	First Data Corp., Term Loan, VAR, 3.927%, 03/23/18	493
499	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	487
545	Microsemi Corp., Term Loan B, VAR, 5.250%, 12/16/22 ^	541
208	Pet Acquisition Merger Sub LLC, Term Loan B-1, 5.750%, 01/15/23 ^	204
30	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	30
300	Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23	300
5	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	5

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
249	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/25/22	247
250	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	233
250	Staples, Inc., Term Loan, VAR, 5.250%, 02/02/22 ^	248
126	Stardust Finance Holdings LLC, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	118
8	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	5
440	UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21	430

		6,560

	Total Loan Assignments (Cost 7,650)	7,522

NUMBER OF CONTRACTS
Option Purchased — 0.1%
	Call Option Purchased — 0.1%
27	iShares MSCI Emerging Markets ETF, Expiring 03/18/2016 @ 33.00 USD, American Style (a) (Cost $3,167)	639

PRINCIPAL AMOUNT
Preferred Securities — 0.6% (x)
	Cayman Islands — 0.0% (g)
780	XLIT Ltd., Series E, VAR, 6.500%, 04/15/17	566

	France — 0.2%
400	BNP Paribas S.A., VAR, 7.375%, 08/19/25 (e)	393
	Credit Agricole S.A.,
200	VAR, 6.625%, 09/23/19 (e)	188
248	VAR, 8.125%, 12/23/25 (e)	248
	Societe Generale S.A.,
500	VAR, 8.000%, 09/29/25 (e)	494
EUR 500	VAR, 9.375%, 09/04/19	652

		1,975

	Netherlands — 0.1%
EUR 1,100	Telefonica Europe B.V., VAR, 5.000%, 03/31/20	1,151

	United Kingdom — 0.1%
400	Barclays plc, VAR, 8.250%, 12/15/18	419
	Royal Bank of Scotland Group plc,
400	VAR, 7.500%, 08/10/20	407
200	VAR, 8.000%, 08/10/25	205

		1,031

	United States — 0.2%
	Bank of America Corp.,
410	Series AA, VAR, 6.100%, 03/17/25	417
30	Series K, VAR, 8.000%, 01/30/18	30
	Citigroup, Inc.,
95	VAR, 5.950%, 01/30/23	93
30	Series O, VAR, 5.875%, 03/27/20	29
15	Series P, VAR, 5.950%, 05/15/25	14
415	Series Q, VAR, 5.950%, 08/15/20	408
560	Series R, VAR, 6.125%, 11/15/20	563
338	Goldman Sachs Group, Inc. (The), Series M, VAR, 5.375%, 05/10/20	330

		1,884

	Total Preferred Securities (Cost $6,761)	6,607

SHARES
Preferred Stocks — 0.3%
	Brazil — 0.1%
176	Itau Unibanco Holding S.A.	1,099
34	Marcopolo S.A.	17

		1,116

	Cayman Islands — 0.0% (g)
— (h)	XLIT Ltd., Series D, VAR, 3.742%, 02/29/16 ($1,000 par value) (a) @	67

	Germany — 0.2%
14	Henkel AG & Co. KGaA	1,469
3	Volkswagen AG	311

		1,780

	United States — 0.0% (g)
1	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	16

	Total Preferred Stocks (Cost $3,632)	2,979

PRINCIPAL AMOUNT
U.S. Treasury Obligations — 2.4%
	U.S. Treasury Notes,
14,351	0.500%, 01/31/17 (k)	14,330
6,228	2.125%, 06/30/22	6,425
6,729	2.250%, 11/15/24	6,931

	Total U.S. Treasury Obligations (Cost $27,323)	27,686

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 9.8%
	Investment Company — 9.8%
111,331	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $111,331)	111,331

	Total Investments — 101.5% (Cost $1,201,019)	1,149,464
	Liabilities in Excess of Other Assets — (1.5)% (c)	(16,741)

	NET ASSETS — 100.0%	$1,132,723

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	6.9%
Banks	6.7
Asset-Backed Securities	5.9
Pharmaceuticals	4.1
Media	3.8
Oil, Gas & Consumable Fuels	3.1
Non-Agency CMO	3.0
Insurance	2.8
Diversified Telecommunication Services	2.8
Health Care Providers & Services	2.6
Internet Software & Services	1.9
Hotels, Restaurants & Leisure	1.8
Automobiles	1.8
IT Services	1.7
Specialty Retail	1.6
Chemicals	1.6
Semiconductors & Semiconductor Equipment	1.6
Food & Staples Retailing	1.6
Wireless Telecommunication Services	1.5
Software	1.4
Food Products	1.4
Beverages	1.3
U.S. Treasury Bonds	1.2
U.S. Treasury Notes	1.2
Communications Equipment	1.1
Electric Utilities	1.1
Capital Markets	1.1
Biotechnology	1.0
Metals & Mining	1.0
Containers & Packaging	1.0
Industrial Conglomerates	1.0
Others (each less than 1.0%)	19.7
Short-Term Investment	9.7

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	TOPIX Index	03/10/16	JPY	594	(31)
406	10 Year Australian Government Bond	03/15/16	AUD	37,186	811
549	E-mini S&P 500	03/18/16	USD	52,981	(2,521)
947	Euro STOXX 50 Index	03/18/16	EUR	31,064	(2,549)
12	FTSE 100 Index	03/18/16	GBP	1,027	(11)
492	10 Year U.S. Treasury Note	03/21/16	USD	63,753	344
79	U.S. Treasury Long Bond	03/21/16	USD	12,722	591
	Short Futures Outstanding
(35)	Euro Bund	03/08/16	EUR	(6,193)	(149)
(14)	E-mini Russell 2000	03/18/16	USD	(1,444)	2
(377)	FTSE 100 Index	03/18/16	GBP	(32,269)	(473)
(1,768)	Mini MSCI Emerging Markets Index	03/18/16	USD	(66,106)	1,448
(250)	10 Year Canadian Government Bond	03/21/16	CAD	(25,491)	(762)

					(3,300)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
645	CAD	Citibank, N.A.	03/29/16	454	460	6
1,041	CAD	Royal Bank of Canada	03/29/16	751	743	(8)
986	CAD	Standard Chartered Bank	03/29/16	687	704	17
220	EUR	BNP Paribas	03/29/16	239	240	1
215	EUR	Citibank, N.A.	03/29/16	234	233	(1)
8,608	EUR	Goldman Sachs International	03/29/16	9,404	9,339	(65)
457	EUR	Merrill Lynch International	03/29/16	498	496	(2)
1,697	EUR	Standard Chartered Bank	03/29/16	1,858	1,841	(17)
162	GBP	Goldman Sachs International	03/29/16	240	230	(10)
58	GBP	Standard Chartered Bank	03/29/16	82	83	1
				14,447	14,369	(78)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,079	AUD	Goldman Sachs International	03/29/16	2,212	2,173	39
696	AUD	HSBC Bank, N.A.	03/29/16	481	492	(11)
610	AUD	Royal Bank of Canada	03/29/16	435	430	5
614	CAD	BNP Paribas	03/29/16	449	438	11
149	CAD	Citibank, N.A.	03/29/16	105	107	(2)
427	CAD	Goldman Sachs International	03/29/16	311	305	6
417	CAD	Morgan Stanley	03/29/16	300	298	2
569	CAD	Standard Chartered Bank	03/29/16	400	405	(5)
496	CAD	State Street Corp.	03/29/16	342	354	(12)
66,172	EUR	BNP Paribas	03/29/16	72,730	71,793	937
55,537	EUR	Citibank, N.A.	03/29/16	60,351	60,255	96
548	EUR	Deutsche Bank AG	03/29/16	590	594	(4)
4,472	EUR	Goldman Sachs International	03/29/16	4,900	4,852	48
93	EUR	Morgan Stanley	03/29/16	102	101	1
1,668	EUR	Royal Bank of Canada	03/29/16	1,825	1,809	16
456	EUR	Societe Generale	03/29/16	494	495	(1)
3,682	EUR	Standard Chartered Bank	03/29/16	3,999	3,995	4
261	GBP	Citibank, N.A.	03/29/16	383	372	11
12,362	GBP	Goldman Sachs International	03/29/16	18,739	17,616	1,123
1,651	GBP	Royal Bank of Canada	03/29/16	2,459	2,352	107
99	GBP	Westpac Banking Corp.	03/29/16	145	142	3
1,044,487	JPY	Royal Bank of Canada	03/29/16	8,677	8,641	36
				180,429	178,019	2,410

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
ETF	—	Exchange-Traded Fund
EUR	—	Euro

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of January 31, 2016. The rate may be subject to a cap and floor.
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2016.
TOPIX	—	Tokyo Price Index
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of January 31, 2016.
(u)	—	Security represents the underlying bond on an inverse floating rate security.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of January 31, 2016.
^	—	All or a portion of the security is unsettled as of January 31, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of January 31, 2016.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $241,798,000 and 21.0%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,748
Aggregate gross unrealized depreciation	(63,303)

Net unrealized appreciation/depreciation	$(51,555)

Federal income tax cost of investments	$1,201,019

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAV is calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at January 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$10,754	$—	$10,754
Bermuda	1,160	—	—	1,160
Brazil	6,358	—	—	6,358
Canada	2,942	—	—	2,942
Chile	770	—	—	770
China	4,793	6,080	—	10,873
Denmark	—	3,825	—	3,825
Finland	—	4,823	—	4,823
France	—	21,752	—	21,752
Germany	—	16,177	—	16,177
Hong Kong	1,520	9,662	—	11,182
India	12,268	2,029	—	14,297
Indonesia	—	3,511	—	3,511
Ireland	2,094	1,443	—	3,537
Israel	3,681	—	—	3,681
Italy	—	4,963	—	4,963
Japan	—	44,794	—	44,794
Luxembourg	—	434	—	434
Malaysia	—	667	—	667
Mexico	2,226	—	—	2,226
Netherlands	2,512	12,349	—	14,861
New Zealand	—	603	—	603
Norway	—	764	—	764
Peru	768	—	—	768
Portugal	—	570	—	570
Russia	1,229	3,234	—	4,463
Singapore	1,834	1,311	—	3,145
South Africa	—	10,826	—	10,826
South Korea	—	4,117	—	4,117
Spain	—	4,021	—	4,021
Sweden	—	2,714	—	2,714
Switzerland	2,652	20,324	—	22,976
Taiwan	4,194	2,286	—	6,480
Thailand	1,183	1,086	—	2,269
Turkey	—	1,455	—	1,455
United Kingdom	1,455	40,828	—	42,283
United States	258,861	—	—	258,861

Total Common Stocks	312,500	237,402	—	549,902

Preferred Stocks
Brazil	1,116	—	—	1,116
Cayman Islands	—	67	—	67
Germany	—	1,780	—	1,780
United States	16	—	—	16

Total Preferred Stocks	1,132	1,847	—	2,979

Debt Securities
Asset-Backed Securities
United States	—	23,750	43,771	67,521

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Collateralized Mortgage Obligations
Non-Agency CMO
United States	$—	$34,375	$399	$34,774
Commercial Mortgage-Backed Securities
United States	—	7,369	—	7,369
Convertible Bond
United States	—	102	—	102
Corporate Bonds
Australia	—	26	—	26
Bahamas	—	—	45	45
Belgium	—	344	—	344
Bermuda	—	563	—	563
Canada	—	10,264	—	10,264
Cayman Islands	—	179	—	179
Finland	—	509	—	509
France	—	7,576	—	7,576
Germany	—	6,681	—	6,681
Ireland	—	3,810	—	3,810
Italy	—	3,851	—	3,851
Japan	—	597	—	597
Liberia	—	16	—	16
Luxembourg	—	24,972	—	24,972
Mexico	—	1,983	—	1,983
Netherlands	—	6,872	—	6,872
Norway	—	1,000	—	1,000
Portugal	—	621	—	621
Singapore	—	209	—	209
Spain	—	688	—	688
Sweden	—	1,924	—	1,924
United Kingdom	—	15,140	—	15,140
United States	—	165,620	386	166,006

Total Corporate Bonds	—	253,445	431	253,876

Preferred Securities
Cayman Islands	—	566	—	566
France	—	1,975	—	1,975
Netherlands	—	1,151	—	1,151
United Kingdom	—	1,031	—	1,031
United States	—	1,884	—	1,884

Total Preferred Securities	—	6,607	—	6,607

Loan Assignments
Australia	—	137	—	137
Canada	—	191	—	191
Netherlands	—	100	—	100
Singapore	—	534	—	534
United States	—	6,560	—	6,560

Total Loan Assignments	—	7,522	—	7,522

Foreign Government Securities	—	79,156	—	79,156
U.S. Treasury Obligations	—	27,686	—	27,686
Options Purchased
Call Option Purchased	639	—	—	639
Short-Term Investment
Investment Company	111,331	—	—	111,331

Total Investments in Securities	$425,602	$679,261	$44,601	$1,149,464

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,470	$—	$2,470
Futures Contracts	3,196	—	—	3,196

Total Appreciation in Other Financial Instruments	$3,196	$2,470	$—	$5,666

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(138)	$—	$(138)
Futures Contracts	(6,496)	—	—	(6,496)

Total Depreciation in Other Financial Instruments	$(6,496)	$(138)	$—	$(6,634)

There were no significant transfers between levels 1 and 2 during the period ended January 31, 2016.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Global Allocation Fund	Balance as of October 31, 2015	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2016
Asset-Backed Securities — United States	$31,322	$—	$(279)	$32		$10,727		$(1,583)	$3,552	$—	$43,771
Collateralized Mortgage Obligation — Non-Agency CMO — United States	423	—	(9)	—	(a)	—		(15)	—	—	399
Corporate Bonds — Bahamas	166	—	(122)	1		—		—	—	—	45
Corporate Bonds — United States	—	—	(98)	—	(a)	—	(a)	—	484	—	386

Total	$31,911	$—	$(508)	$33		$10,727		$(1,598)	$4,036	$—	$44,601

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2016, which were valued using significant unobservable inputs (Level 3) amounted to approximately $ (556).

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at January 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$43,771	Discounted Cash Flow	Constant Prepayment Rate	0.00% — 10.00% (3.87%)
			Constant Default Rate	2.00% — 38.00% (6.56%)
			Yield (Discount Rate of Cash Flows)	2.35% — 10.53% (4.30%)

Asset-Backed Securities	43,771

	399	Discounted Cash Flow	Constant Prepayment Rate	11.43% (11.43%)
			Yield (Discount Rate of Cash Flows)	3.83% (3.83%)
			Constant Default Rate	3.00% (3.00%)

Collateralized Mortgage Obligations	399

Total	$44,170

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At January 31, 2016, the value of these investments was apprpximately $431,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the constant prepayment rate may decrease or increase the fair value measurement.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

B. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts and options in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) – (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of January 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.6%
	Australia — 3.7%
184	Transurban Group	1,415
269	Westfield Corp.	1,916

		3,331

	Belgium — 2.9%
21	Anheuser-Busch InBev S.A./N.V.	2,656

	Denmark — 1.9%
64	Danske Bank A/S	1,712

	Finland — 2.3%
128	UPM-Kymmene OYJ	2,083

	France — 6.4%
76	Orange S.A.	1,353
21	Thales S.A.	1,579
25	TOTAL S.A.	1,109
7	Unibail-Rodamco SE	1,701

		5,742

	Germany — 12.7%
18	Bayer AG	2,001
5	Continental AG	983
17	Daimler AG	1,224
27	Deutsche Boerse AG	2,265
97	Deutsche Telekom AG	1,696
78	Deutsche Wohnen AG	2,067
26	ProSiebenSat.1 Media SE	1,299

		11,535

	India — 1.6%
79	Infosys Ltd., ADR	1,412

	Ireland — 1.0%
12	Ryanair Holdings plc, ADR	932

	Israel — 5.6%
1,664	Bezeq The Israeli Telecommunication Corp., Ltd.	3,588
24	Teva Pharmaceutical Industries Ltd.	1,469

		5,057

	Italy — 3.0%
103	Atlantia S.p.A.	2,700

	Japan — 13.8%
68	Dai-ichi Life Insurance Co., Ltd. (The)	945
38	Daiwa House Industry Co., Ltd.	1,076
69	Japan Airlines Co., Ltd.	2,590
74	Japan Tobacco, Inc.	2,879
71	Nippon Telegraph & Telephone Corp.	3,018
45	Seven & i Holdings Co., Ltd.	1,994

		12,502

SHARES	SECURITY DESCRIPTION	VALUE($)
	Netherlands — 3.9%
84	ING Groep N.V., CVA	957
76	NN Group N.V.	2,571

		3,528

	Norway — 1.4%
101	DNB ASA	1,223

	Russia — 2.6%
206	MMC Norilsk Nickel PJSC, ADR	2,386

	Spain — 1.5%
29	Cellnex Telecom SAU (e)	496
41	Ferrovial S.A.	899

		1,395

	Switzerland — 4.9%
19	Novartis AG	1,453
12	Roche Holding AG	3,006

		4,459

	Taiwan — 2.8%
335	Siliconware Precision Industries Co., Ltd., ADR	2,568

	United Kingdom — 22.7%
244	3i Group plc	1,548
404	BAE Systems plc	2,990
25	Berkeley Group Holdings plc	1,253
123	Compass Group plc	2,117
384	Direct Line Insurance Group plc	2,062
157	GlaxoSmithKline plc	3,227
42	Imperial Tobacco Group plc	2,253
38	InterContinental Hotels Group plc	1,243
56	Reed Elsevier N.V.	936
144	RSA Insurance Group plc	858
96	WPP plc	2,079

		20,566

	United States — 1.9%
34	Carnival plc	1,672

	Total Common Stocks (Cost $86,063)	87,459

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.5%
	Investment Company — 2.5%
2,303	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $2,303)	2,303

	Total Investments — 99.1% (Cost $88,366)	89,762
	Other Assets in Excess of Liabilities — 0.9%	804

	NET ASSETS — 100.0%	$90,566

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	12.4%
Diversified Telecommunication Services	11.3
Insurance	7.2
Tobacco	5.7
Hotels, Restaurants & Leisure	5.6
Aerospace & Defense	5.1
Media	4.8
Transportation Infrastructure	4.6
Banks	4.3
Real Estate Investment Trusts (REITs)	4.0
Airlines	3.9
Real Estate Management & Development	3.5
Beverages	3.0
Semiconductors & Semiconductor Equipment	2.9
Metals & Mining	2.7
Diversified Financial Services	2.5
Paper & Forest Products	2.3
Food & Staples Retailing	2.2
Capital Markets	1.7
IT Services	1.6
Household Durables	1.4
Automobiles	1.4
Oil, Gas & Consumable Fuels	1.2
Auto Components	1.1
Construction & Engineering	1.0
Short-Term Investment	2.6

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of January 31, 2016.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $82,547,000 and 92.0%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,596
Aggregate gross unrealized depreciation	(4,200)

Net unrealized appreciation/depreciation	$1,396

Federal income tax cost of investments	$88,366

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$3,331	$—	$3,331
Belgium	—	2,656	—	2,656
Denmark	—	1,712	—	1,712
Finland	—	2,083	—	2,083
France	—	5,742	—	5,742
Germany	—	11,535	—	11,535
India	1,412	—	—	1,412
Ireland	932	—	—	932
Israel	—	5,057	—	5,057
Italy	—	2,700	—	2,700
Japan	—	12,502	—	12,502
Netherlands	—	3,528	—	3,528
Norway	—	1,223	—	1,223
Russia	—	2,386	—	2,386
Spain	—	1,395	—	1,395
Switzerland	—	4,459	—	4,459
Taiwan	2,568	—	—	2,568
United Kingdom	—	20,566	—	20,566
United States	—	1,672	—	1,672

Total Common Stocks	4,912	82,547	—	87,459

Short-Term Investment
Investment Company	2,303	—	—	2,303

Total Investments in Securities	$7,215	$82,547	$–	$89,762

Transfers from level 1 to level 2 in the amount of approximately $1,626,000 are primarily due to a decline in trading activity as of January 31, 2016.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
	Australia — 2.4%
62	AGL Energy Ltd.	824
1,462	Alumina Ltd.	1,095
356	Amcor Ltd.	3,395
488	AMP Ltd.	1,879
275	APA Group	1,674
284	Asciano Ltd.	1,799
534	Aurizon Holdings Ltd.	1,412
776	Australia & New Zealand Banking Group Ltd.	13,470
107	Bank of Queensland Ltd.	1,007
38	Bendigo & Adelaide Bank Ltd.	295
510	BHP Billiton Ltd.	5,605
459	BHP Billiton plc	4,461
462	Boral Ltd.	1,852
144	Brambles Ltd.	1,148
177	Caltex Australia Ltd.	4,736
304	Coca-Cola Amatil Ltd.	1,821
20	Cochlear Ltd.	1,330
310	Commonwealth Bank of Australia	17,514
190	Computershare Ltd.	1,422
8	Crown Resorts Ltd.	66
87	CSL Ltd.	6,470
342	Dexus Property Group	1,804
663	Goodman Group	2,905
115	Insurance Australia Group Ltd.	434
267	LendLease Group	2,494
84	Macquarie Group Ltd.	4,315
1,170	Mirvac Group	1,597
483	National Australia Bank Ltd.	9,598
204	Newcrest Mining Ltd. (a)	1,914
690	Oil Search Ltd.	3,242
112	Orica Ltd.	1,144
267	Origin Energy Ltd.	791
446	Qantas Airways Ltd. (a)	1,240
489	QBE Insurance Group Ltd.	3,827
46	Ramsay Health Care Ltd.	2,006
22	REA Group Ltd.	833
179	Santos Ltd.	410
879	Scentre Group	2,745
7	SEEK Ltd.	73
1,438	South32 Ltd. (a)	1,009
182	Stockland	534
315	Suncorp Group Ltd.	2,632
668	Sydney Airport	3,146
567	Tabcorp Holdings Ltd.	1,863
929	Telstra Corp., Ltd.	3,742

SHARES		SECURITY DESCRIPTION	VALUE($)
		Australia — continued
113		TPG Telecom Ltd.	814
538		Transurban Group	4,151
1,164		Vicinity Centres	2,423
184		Wesfarmers Ltd.	5,554
266		Westfield Corp.	1,897
626		Westpac Banking Corp.	13,866
174		Woodside Petroleum Ltd.	3,510
357		Woolworths Ltd.	6,202

			165,990

		Austria — 0.0% (g)
—	(h)	Telekom Austria AG	—	(h)

		Belgium — 0.4%
156		Anheuser-Busch InBev S.A.	19,615
79		Delhaize Group	8,241

			27,856

		Bermuda — 0.0% (g)
239		Marvell Technology Group Ltd.	2,117

		Canada — 3.2%
40		Agrium, Inc.	3,455
102		Alimentation Couche-Tard, Inc., Class B	4,437
163		Bank of Montreal	8,749
294		Bank of Nova Scotia (The)	12,036
272		Barrick Gold Corp.	2,707
57		BCE, Inc.	2,281
212		Brookfield Asset Management, Inc., Class A	6,402
102		Canadian Imperial Bank of Commerce	6,628
217		Canadian National Railway Co.	11,773
275		Canadian Natural Resources Ltd.	5,892
137		Canadian Pacific Railway Ltd.	16,465
27		Canadian Tire Corp., Ltd., Class A	2,240
194		Cenovus Energy, Inc.	2,389
81		CGI Group, Inc., Class A (a)	3,451
7		Constellation Software, Inc.	2,445
94		Crescent Point Energy Corp.	1,038
44		Dollarama, Inc.	2,340
199		Enbridge, Inc.	6,896
194		Encana Corp.	853
8		Fairfax Financial Holdings Ltd.	3,891
163		First Quantum Minerals Ltd.	354
69		Fortis, Inc.	2,006
38		Franco-Nevada Corp.	1,692
82		Gildan Activewear, Inc.	2,059
210		Goldcorp, Inc.	2,395
73		Great-West Lifeco, Inc.	1,814
76		Imperial Oil Ltd.	2,327

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Canada — continued
33		Intact Financial Corp.	2,006
125		Inter Pipeline Ltd.	2,028
64		Loblaw Cos. Ltd.	3,021
110		Magna International, Inc.	3,813
469		Manulife Financial Corp.	6,513
71		Metro, Inc.	2,106
82		National Bank of Canada	2,348
78		Pembina Pipeline Corp.	1,770
215		Potash Corp. of Saskatchewan, Inc.	3,500
89		Power Corp. of Canada	1,889
62		Power Financial Corp.	1,423
72		Restaurant Brands International, Inc.	2,439
97		Rogers Communications, Inc., Class B	3,310
367		Royal Bank of Canada	19,022
97		Shaw Communications, Inc., Class B	1,686
95		Silver Wheaton Corp.	1,114
152		Sun Life Financial, Inc.	4,363
394		Suncor Energy, Inc.	9,332
465		Toronto-Dominion Bank (The)	17,653
178		TransCanada Corp.	6,176

			214,527

		China — 0.0% (g)
1,462		Yangzijiang Shipbuilding Holdings Ltd.	963

		Colombia — 0.0% (g)
—	(h)	Pacific Exploration and Production Corp. (a)	—	(h)

		Denmark — 0.6%
6		AP Moeller - Maersk A/S, Class B	8,055
241		Danske Bank A/S	6,496
406		Novo Nordisk A/S, Class B	22,663
45		Pandora A/S	5,966

			43,180

		Finland — 0.6%
2,661		Nokia OYJ	19,171
—	(h)	Nokian Renkaat OYJ	—	(h)
534		UPM-Kymmene OYJ	8,700
291		Wartsila OYJ Abp	13,080

			40,951

		France — 3.7%
183		Air Liquide S.A.	18,883
273		Airbus Group SE	17,142
102		Arkema S.A.	6,385
831		AXA S.A.	20,540
374		BNP Paribas S.A.	17,723

SHARES	SECURITY DESCRIPTION	VALUE($)
	France — continued
239	Bouygues S.A.	9,351
74	Cap Gemini S.A.	6,785
224	Cie de Saint-Gobain	9,229
44	Cie Generale des Etablissements Michelin	4,034
32	Danone S.A.	2,232
101	Engie S.A.	1,609
37	L’Oreal S.A.	6,285
13	LVMH Moet Hennessy Louis Vuitton SE	2,096
1,113	Natixis S.A.	5,443
166	Publicis Groupe S.A.	9,942
162	Renault S.A.	13,766
334	Sanofi	27,757
74	Schneider Electric SE	3,929
122	Societe Generale S.A.	4,672
102	Sodexo S.A. (a)	9,999
153	Thales S.A.	11,645
568	TOTAL S.A.	25,210
25	Unibail-Rodamco SE	6,227
425	Vivendi S.A.	9,242

		250,126

	Germany — 3.1%
100	adidas AG	10,299
111	Allianz SE	17,984
97	BASF SE	6,455
239	Bayer AG	26,906
38	Bayerische Motoren Werke AG	3,163
186	Brenntag AG	9,128
47	Continental AG	9,960
312	Daimler AG	21,871
279	Deutsche Bank AG	5,008
471	Deutsche Post AG	11,406
641	Deutsche Telekom AG	11,167
870	E.ON SE	8,916
143	HeidelbergCement AG	10,530
785	Infineon Technologies AG	10,500
50	Linde AG	6,755
26	Muenchener Rueckversicherungs-Gesellschaft AG	4,958
254	SAP SE	20,273
119	Siemens AG	11,395
1,335	Telefonica Deutschland Holding AG	6,621

		213,295

	Hong Kong — 1.1%
2,356	AIA Group Ltd.	13,098
1,090	BOC Hong Kong Holdings Ltd.	2,900

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hong Kong — continued
739	Cathay Pacific Airways Ltd.	1,166
285	Cheung Kong Infrastructure Holdings Ltd.	2,681
565	Cheung Kong Property Holdings Ltd.	3,064
675	CK Hutchison Holdings Ltd.	8,432
470	CLP Holdings Ltd.	3,948
265	Galaxy Entertainment Group Ltd.	833
80	Hang Lung Properties Ltd.	148
212	Hang Seng Bank Ltd.	3,517
495	Henderson Land Development Co., Ltd.	2,699
1,546	HKT Trust & HKT Ltd.	2,031
1,720	Hong Kong & China Gas Co., Ltd.	3,028
206	Hong Kong Exchanges and Clearing Ltd.	4,558
504	Kerry Properties Ltd.	1,165
414	Link REIT	2,375
105	MTR Corp., Ltd.	475
260	New World Development Co., Ltd.	213
183	NWS Holdings Ltd.	273
249	Power Assets Holdings Ltd.	2,276
774	Sands China Ltd.	2,705
1,508	Sino Land Co., Ltd.	1,937
363	Sun Hung Kai Properties Ltd.	3,938
185	Swire Pacific Ltd., Class A	1,780
60	Techtronic Industries Co., Ltd.	226
528	Wharf Holdings Ltd. (The)	2,471
592	Wheelock & Co., Ltd.	2,266
174	Yue Yuen Industrial Holdings Ltd.	601

		74,804

	Ireland — 1.1%
330	Accenture plc, Class A	34,801
156	Allegion plc	9,424
172	James Hardie Industries plc, CDI	1,988
81	Medtronic plc	6,175
30	Perrigo Co. plc	4,337
213	Shire plc	11,941
157	XL Group plc	5,709

		74,375

	Israel — 0.1%
155	Teva Pharmaceutical Industries Ltd., ADR	9,515

	Italy — 0.9%
588	Assicurazioni Generali S.p.A.	8,828
319	Atlantia S.p.A.	8,365
3,457	Enel S.p.A.	14,193
48	Eni S.p.A.	696
3,766	Intesa Sanpaolo S.p.A.	10,729

SHARES	SECURITY DESCRIPTION	VALUE($)
	Italy — continued
984	Snam S.p.A.	5,523
6,576	Telecom Italia S.p.A. (a)	7,319
1,853	UniCredit S.p.A.	7,162

		62,815

	Japan — 9.0%
328	Ajinomoto Co., Inc.	7,801
4	Alfresa Holdings Corp.	75
92	Alps Electric Co., Ltd.	1,824
686	Amada Holdings Co., Ltd.	6,480
1,534	ANA Holdings, Inc.	4,502
200	Asahi Glass Co., Ltd.	1,219
27	Asahi Group Holdings Ltd.	879
579	Asahi Kasei Corp.	3,762
521	Astellas Pharma, Inc.	7,211
194	Bandai Namco Holdings, Inc.	4,418
824	Bank of Yokohama Ltd. (The)	4,395
205	Bridgestone Corp.	7,472
214	Canon, Inc.	5,988
42	Central Japan Railway Co.	7,740
894	Chiba Bank Ltd. (The)	5,530
107	Chubu Electric Power Co., Inc.	1,374
23	Chugai Pharmaceutical Co., Ltd.	705
354	Citizen Holdings Co., Ltd.	2,160
82	COLOPL, Inc.	1,579
203	Daicel Corp.	2,986
420	Dai-ichi Life Insurance Co., Ltd. (The)	5,811
102	Daikin Industries Ltd.	6,892
111	Daiwa House Industry Co., Ltd.	3,120
26	Denso Corp.	1,139
101	Dentsu, Inc.	5,384
113	East Japan Railway Co.	10,341
50	Eisai Co., Ltd.	3,040
40	FamilyMart Co., Ltd.	1,867
25	FANUC Corp.	3,280
11	Fast Retailing Co., Ltd.	3,557
188	Fuji Heavy Industries Ltd.	7,702
118	FUJIFILM Holdings Corp.	4,544
24	Fukuoka Financial Group, Inc.	102
770	Furukawa Electric Co., Ltd.	1,584
1,709	Hitachi Ltd.	8,446
402	Hokuhoku Financial Group, Inc.	746
402	Honda Motor Co., Ltd.	10,889
57	Hoya Corp.	2,196
105	Hulic Co., Ltd.	906
257	Ibiden Co., Ltd.	3,624

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
15		Isetan Mitsukoshi Holdings Ltd.	194
215		ITOCHU Corp.	2,528
2		Japan Retail Fund Investment Corp.	4,381
352		Japan Tobacco, Inc.	13,786
87		JFE Holdings, Inc.	1,181
670		Kajima Corp.	3,790
471		Kansai Electric Power Co., Inc. (The) (a)	5,124
67		Kao Corp.	3,585
1,120		Kawasaki Heavy Industries Ltd.	3,468
619		KDDI Corp.	15,682
18		Keyence Corp.	8,683
288		Kirin Holdings Co., Ltd.	4,087
67		Komatsu Ltd.	997
148		Kubota Corp.	2,187
6		Kyocera Corp.	254
210		Kyowa Hakko Kirin Co., Ltd.	3,044
336		Kyushu Electric Power Co., Inc. (a)	3,632
86		M3, Inc.	1,970
54		Mabuchi Motor Co., Ltd.	2,910
67		Makita Corp.	3,788
339		Marubeni Corp.	1,622
177		Marui Group Co., Ltd.	2,813
245		Mazda Motor Corp.	4,455
223		Medipal Holdings Corp.	3,609
40		MEIJI Holdings Co., Ltd.	3,349
416		Mitsubishi Corp.	6,675
491		Mitsubishi Electric Corp.	4,557
143		Mitsubishi Estate Co., Ltd.	2,831
300		Mitsubishi Heavy Industries Ltd.	1,179
945		Mitsubishi Materials Corp.	2,915
7		Mitsubishi Motors Corp.	59
3,540		Mitsubishi UFJ Financial Group, Inc.	18,154
673		Mitsui & Co., Ltd.	7,653
913		Mitsui Chemicals, Inc.	3,997
400		Mitsui Fudosan Co., Ltd.	9,416
149		Mitsui OSK Lines Ltd.	295
4,477		Mizuho Financial Group, Inc.	7,747
31		Murata Manufacturing Co., Ltd.	3,597
160		NGK Spark Plug Co., Ltd.	3,768
157		NH Foods Ltd.	3,046
92		Nidec Corp.	6,257
23		Nintendo Co., Ltd.	3,225
489		Nippon Electric Glass Co., Ltd.	2,531
429		Nippon Express Co., Ltd.	2,010
—	(h)	Nippon Prologis REIT, Inc.	267

SHARES		SECURITY DESCRIPTION	VALUE($)
		Japan — continued
291		Nippon Steel & Sumitomo Metal Corp.	5,216
291		Nippon Telegraph & Telephone Corp.	12,367
1,007		Nissan Motor Co., Ltd.	10,012
40		Nitori Holdings Co., Ltd.	3,282
78		Nitto Denko Corp.	4,485
1,458		Nomura Holdings, Inc.	7,914
74		Nomura Real Estate Holdings, Inc.	1,303
148		NTT DOCOMO, Inc.	3,291
75		Omron Corp.	1,952
20		Ono Pharmaceutical Co., Ltd.	3,143
30		Oriental Land Co., Ltd.	1,890
269		ORIX Corp.	3,806
159		Otsuka Holdings Co., Ltd.	5,356
459		Panasonic Corp.	4,313
144		Rakuten, Inc.	1,484
1,167		Resona Holdings, Inc.	5,367
9		Santen Pharmaceutical Co., Ltd.	136
310		Sanwa Holdings Corp.	2,197
9		Secom Co., Ltd.	648
162		Seiko Epson Corp.	2,276
321		Sekisui Chemical Co., Ltd.	3,925
103		Seven & i Holdings Co., Ltd.	4,594
227		Shimadzu Corp.	3,515
16		Shimamura Co., Ltd.	1,835
408		Shimizu Corp.	3,163
154		Shin-Etsu Chemical Co., Ltd.	7,876
45		Shionogi & Co., Ltd.	1,946
17		SMC Corp.	3,782
184		SoftBank Group Corp.	8,107
222		Sompo Japan Nipponkoa Holdings, Inc.	6,590
423		Sony Corp.	9,822
81		Sumitomo Corp.	809
156		Sumitomo Electric Industries Ltd.	2,061
—	(h)	Sumitomo Forestry Co., Ltd.	1
391		Sumitomo Mitsui Financial Group, Inc.	13,107
32		Sumitomo Realty & Development Co., Ltd.	897
—	(h)	Sundrug Co., Ltd.	26
76		Suntory Beverage & Food Ltd.	3,529
158		Suzuken Co., Ltd.	5,448
32		Suzuki Motor Corp.	992
71		Sysmex Corp.	4,553
98		T&D Holdings, Inc.	1,117
771		Taiheiyo Cement Corp.	2,223
498		Takashimaya Co., Ltd.	4,265
74		Takeda Pharmaceutical Co., Ltd.	3,593

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
312	Teijin Ltd.	1,143
115	Terumo Corp.	3,660
185	Tokio Marine Holdings, Inc.	6,630
1,011	Tokyo Gas Co., Ltd.	4,658
254	Tokyu Corp.	1,980
382	Toppan Printing Co., Ltd.	3,324
170	Toshiba Corp. (a)	284
682	Toyota Motor Corp.	41,089
124	Unicharm Corp.	2,428
39	West Japan Railway Co.	2,507
426	Yamada Denki Co., Ltd.	2,062
201	Yamaha Motor Co., Ltd.	4,032
283	Yamato Holdings Co., Ltd.	6,202

		612,781

	Luxembourg — 0.0% (g)
831	ArcelorMittal	3,154

	Netherlands — 2.0%
1,340	Aegon N.V.	7,577
131	ASML Holding N.V.	12,013
196	Heineken Holding N.V.	15,021
39	Heineken N.V.	3,372
1,308	ING Groep N.V., CVA	14,901
2,846	Koninklijke KPN N.V.	11,014
446	Koninklijke Philips N.V.	11,875
241	NN Group N.V.	8,161
117	NXP Semiconductors N.V. (a)	8,770
1,121	Royal Dutch Shell plc, Class A	24,487
857	Royal Dutch Shell plc, Class B	18,664

		135,855

	New Zealand — 0.1%
500	Auckland International Airport Ltd.	1,805
168	Contact Energy Ltd.	501
444	Meridian Energy Ltd.	679
72	Ryman Healthcare Ltd.	374
800	Spark New Zealand Ltd.	1,750

		5,109

	Norway — 0.2%
676	DNB ASA	8,152
942	Norsk Hydro ASA	3,130

		11,282

	Portugal — 0.1%
1,337	EDP - Energias de Portugal S.A.	4,670
437	Galp Energia SGPS S.A.	5,190

		9,860

SHARES	SECURITY DESCRIPTION	VALUE($)
	Singapore — 0.8%
202	Avago Technologies Ltd.	26,973
1,053	CapitaLand Commercial Trust Ltd.	963
260	ComfortDelGro Corp., Ltd.	520
470	DBS Group Holdings Ltd.	4,673
1,558	Global Logistic Properties Ltd.	1,846
1,942	Hutchison Port Holdings Trust, Class U	928
505	Keppel Corp., Ltd.	1,800
789	Oversea-Chinese Banking Corp., Ltd.	4,417
1,435	Singapore Telecommunications Ltd.	3,558
320	United Overseas Bank Ltd.	4,062
732	Wilmar International Ltd.	1,480

		51,220

	Spain — 1.1%
762	Banco Bilbao Vizcaya Argentaria S.A.	4,904
3,709	Banco Santander S.A.	15,894
6,437	Bankia S.A.	6,406
1,157	Distribuidora Internacional de Alimentacion S.A. (a)	6,235
1,653	Iberdrola S.A. (a)	11,623
420	Industria de Diseno Textil S.A.	13,833
599	Repsol S.A.	6,210
723	Telefonica S.A.	7,634

		72,739

	Sweden — 0.6%
320	Assa Abloy AB, Class B	6,778
62	Atlas Copco AB, Class A	1,330
441	Electrolux AB, Series B	9,612
509	Nordea Bank AB	5,125
1,007	Sandvik AB	8,429
1,625	TeliaSonera AB	7,675

		38,949

	Switzerland — 4.1%
186	ABB Ltd. (a)	3,213
58	Actelion Ltd. (a)	7,692
252	Chubb Ltd.	28,529
246	Cie Financiere Richemont S.A.	15,984
597	Credit Suisse Group AG (a)	10,577
241	LafargeHolcim Ltd. (a)	10,150
842	Nestle S.A.	62,015
450	Novartis AG	34,835
186	Roche Holding AG	48,246
21	Syngenta AG	7,696
316	TE Connectivity Ltd.	18,059
1,142	UBS Group AG	18,877

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
224	Wolseley plc	11,106

		276,979

	United Kingdom — 7.1%
1,394	3i Group plc	8,841
82	Anglo American plc	328
212	Associated British Foods plc	9,567
402	AstraZeneca plc	25,880
1,745	Aviva plc	12,034
1,310	BAE Systems plc	9,687
5,912	Barclays plc	15,819
553	BG Group plc	8,367
3,373	BP plc	18,214
598	British American Tobacco plc	33,306
1,159	BT Group plc	8,065
516	Capita plc	8,679
3,147	Centrica plc	9,233
137	Compass Group plc	2,362
34	Delphi Automotive plc	2,229
281	Diageo plc	7,564
1,492	Dixons Carphone plc	10,120
1,347	GlaxoSmithKline plc	27,742
399	Hammerson plc	3,336
3,639	HSBC Holdings plc	25,661
157	Imperial Tobacco Group plc	8,483
211	InterContinental Hotels Group plc	6,922
3,114	ITV plc	11,905
1,822	Kingfisher plc	8,526
33	Liberty Global plc, Class A (a)	1,127
126	Liberty Global plc, Series C (a)	4,189
18,841	Lloyds Banking Group plc	17,651
489	National Grid plc	6,888
76	Next plc	7,536
433	Persimmon plc (a)	12,626
1,016	Prudential plc	19,967
85	Randgold Resources Ltd.	6,020
249	Reckitt Benckiser Group plc	22,128
113	Rio Tinto Ltd.	3,188
387	Rio Tinto plc	9,482
977	RSA Insurance Group plc	5,830
326	SABMiller plc	19,514
374	Standard Chartered plc	2,525
2,563	Tesco plc (a)	6,377
439	Unilever N.V., CVA	19,439
8,280	Vodafone Group plc	26,615
144	Whitbread plc	8,239

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — continued
132	WPP plc	2,865

		485,076

	United States — 55.9%
13	3M Co.	1,931
542	Abbott Laboratories	20,497
43	AbbVie, Inc.	2,351
338	Adobe Systems, Inc. (a)	30,102
182	Aetna, Inc.	18,519
95	Alexion Pharmaceuticals, Inc. (a)	13,935
121	Allergan plc (a)	34,300
37	Alliance Data Systems Corp. (a)	7,338
73	Alphabet, Inc., Class A (a)	55,479
84	Alphabet, Inc., Class C (a)	62,680
145	Altria Group, Inc.	8,867
104	Amazon.com, Inc. (a)	61,292
255	American Electric Power Co., Inc.	15,568
448	American International Group, Inc.	25,317
49	American Tower Corp.	4,633
115	American Water Works Co., Inc.	7,493
117	Ameriprise Financial, Inc.	10,598
59	AMETEK, Inc.	2,769
42	Amgen, Inc.	6,413
153	Amphenol Corp., Class A	7,594
112	Analog Devices, Inc.	6,011
1,344	Apple, Inc.	130,783
68	Applied Materials, Inc.	1,207
130	Archer-Daniels-Midland Co.	4,598
21	Arrow Electronics, Inc. (a)	1,082
196	Arthur J. Gallagher & Co.	7,367
1,220	AT&T, Inc.	43,999
105	Automatic Data Processing, Inc.	8,690
103	AutoNation, Inc. (a)	4,441
6	AutoZone, Inc. (a)	4,957
93	AvalonBay Communities, Inc.	15,978
28	Avnet, Inc.	1,125
93	Axiall Corp.	1,667
208	Baker Hughes, Inc.	9,064
3,510	Bank of America Corp.	49,629
50	Bank of New York Mellon Corp. (The)	1,826
75	BB&T Corp.	2,450
18	Becton, Dickinson and Co.	2,687
263	Berkshire Hathaway, Inc., Class B (a)	34,085
233	Best Buy Co., Inc.	6,512
94	Biogen, Inc. (a)	25,688
81	BioMarin Pharmaceutical, Inc. (a)	5,976

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
66	BlackRock, Inc.	20,788
20	Boston Beer Co., Inc. (The), Class A (a)	3,571
70	Boston Properties, Inc.	8,141
1,202	Boston Scientific Corp. (a)	21,076
586	Bristol-Myers Squibb Co.	36,454
213	Broadcom Corp., Class A	11,622
32	Bunge Ltd.	2,000
307	Cabot Oil & Gas Corp.	6,367
183	Capital One Financial Corp.	12,014
200	Carnival Corp.	9,605
23	Caterpillar, Inc.	1,451
281	CBS Corp. (Non-Voting), Class B	13,351
301	Celgene Corp. (a)	30,242
23	Centene Corp. (a)	1,406
213	CenterPoint Energy, Inc.	3,805
700	Charles Schwab Corp. (The)	17,865
100	Charter Communications, Inc., Class A (a)	17,177
458	Chevron Corp.	39,595
7	Chipotle Mexican Grill, Inc. (a)	3,311
55	Cigna Corp.	7,351
858	Cisco Systems, Inc.	20,412
1,026	Citigroup, Inc.	43,688
292	CMS Energy Corp.	11,344
836	Coca-Cola Co. (The)	35,883
135	Coca-Cola Enterprises, Inc.	6,269
362	Cognizant Technology Solutions Corp., Class A (a)	22,907
115	Colgate-Palmolive Co.	7,776
479	Columbia Pipeline Group, Inc.	8,888
723	Comcast Corp., Class A	40,301
122	ConocoPhillips	4,764
124	Constellation Brands, Inc., Class A	18,904
295	Corning, Inc.	5,486
182	Costco Wholesale Corp.	27,440
277	Crown Holdings, Inc. (a)	12,692
141	CSX Corp.	3,256
59	Cummins, Inc.	5,318
209	CVS Health Corp.	20,208
310	D.R. Horton, Inc.	8,526
45	Danaher Corp.	3,897
256	Delta Air Lines, Inc.	11,323
32	DENTSPLY International, Inc.	1,890
28	Diamondback Energy, Inc.	2,116
196	Discover Financial Services	8,964
250	DISH Network Corp., Class A (a)	12,091

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
191	Dollar General Corp.	14,300
135	Douglas Emmett, Inc.	4,001
415	Dow Chemical Co. (The)	17,439
44	Dr. Pepper Snapple Group, Inc.	4,102
334	E.I. du Pont de Nemours & Co.	17,624
119	Eastman Chemical Co.	7,256
374	Eaton Corp. plc	18,877
243	Edison International	15,026
410	Eli Lilly & Co.	32,466
229	EMC Corp.	5,681
230	EOG Resources, Inc.	16,322
150	EQT Corp.	9,238
84	Equifax, Inc.	8,867
23	Equinix, Inc.	7,018
41	Essex Property Trust, Inc.	8,838
48	Express Scripts Holding Co. (a)	3,471
873	Exxon Mobil Corp.	67,955
14	F5 Networks, Inc. (a)	1,352
641	Facebook, Inc., Class A (a)	71,938
58	FedEx Corp.	7,643
268	Fidelity National Information Services, Inc.	16,011
714	Fifth Third Bancorp	11,273
32	Flowserve Corp.	1,238
191	Fluor Corp.	8,575
32	Foot Locker, Inc.	2,168
644	Ford Motor Co.	7,691
42	Fortune Brands Home & Security, Inc.	2,036
33	General Dynamics Corp.	4,370
1,795	General Electric Co.	52,234
121	General Growth Properties, Inc.	3,390
142	General Motors Co.	4,213
406	Gilead Sciences, Inc.	33,689
59	Global Payments, Inc.	3,457
117	Goldman Sachs Group, Inc. (The)	18,963
186	Halliburton Co.	5,898
127	Harman International Industries, Inc.	9,445
49	Hartford Financial Services Group, Inc. (The)	1,988
107	HCP, Inc.	3,850
134	Hershey Co. (The)	11,772
397	Hewlett Packard Enterprise Co.	5,462
149	Highwoods Properties, Inc.	6,283
126	Hilton Worldwide Holdings, Inc.	2,242
41	HollyFrontier Corp.	1,443
42	Hologic, Inc. (a)	1,422

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
390	Home Depot, Inc. (The)	48,997
362	Honeywell International, Inc.	37,380
693	HP, Inc.	6,730
102	Humana, Inc.	16,629
57	Illumina, Inc. (a)	8,943
32	Incyte Corp. (a)	2,280
243	Ingersoll-Rand plc	12,532
430	Intel Corp.	13,337
70	Intercontinental Exchange, Inc.	18,503
71	International Business Machines Corp.	8,838
457	Invesco Ltd.	13,685
76	Jack Henry & Associates, Inc.	6,161
423	Johnson & Johnson	44,186
638	KeyCorp	7,125
217	Kimberly-Clark Corp.	27,865
94	Kimco Realty Corp.	2,542
401	Kinder Morgan, Inc.	6,604
411	Kroger Co. (The)	15,932
123	L-3 Communications Holdings, Inc.	14,325
21	Laboratory Corp. of America Holdings (a)	2,367
314	Lam Research Corp.	22,507
26	Lennox International, Inc.	3,161
162	Liberty Property Trust	4,737
83	Lincoln National Corp.	3,256
436	Lowe’s Cos., Inc.	31,276
16	ManpowerGroup, Inc.	1,249
227	Marathon Petroleum Corp.	9,490
59	Martin Marietta Materials, Inc.	7,404
334	Masco Corp.	8,827
38	MasterCard, Inc., Class A	3,394
36	McDonald’s Corp.	4,496
37	McGraw Hill Financial, Inc.	3,125
141	McKesson Corp.	22,621
360	Merck & Co., Inc.	18,250
614	MetLife, Inc.	27,431
2,068	Microsoft Corp.	113,927
231	Molson Coors Brewing Co., Class B	20,912
746	Mondelez International, Inc., Class A	32,171
49	Monsanto Co.	4,431
22	Moody’s Corp.	1,928
892	Morgan Stanley	23,087
414	Mosaic Co. (The)	9,979
94	Mylan N.V. (a)	4,941
86	National Oilwell Varco, Inc.	2,793
116	Newmont Mining Corp.	2,309

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
235	NextEra Energy, Inc.	26,262
98	NIKE, Inc., Class B	6,056
444	NiSource, Inc.	9,324
82	Northrop Grumman Corp.	15,082
67	Nucor Corp.	2,625
355	Occidental Petroleum Corp.	24,462
517	Oracle Corp.	18,757
39	O’Reilly Automotive, Inc. (a)	10,149
344	PACCAR, Inc.	16,876
42	Parker-Hannifin Corp.	4,114
166	PayPal Holdings, Inc. (a)	5,999
439	PepsiCo, Inc.	43,552
1,726	Pfizer, Inc.	52,618
439	Philip Morris International, Inc.	39,550
1	Phillips 66	94
91	Pioneer Natural Resources Co.	11,268
32	PPG Industries, Inc.	3,089
478	PPL Corp.	16,746
6	Priceline Group, Inc. (The) (a)	5,975
598	Procter & Gamble Co. (The)	48,856
351	Prologis, Inc.	13,860
134	Prudential Financial, Inc.	9,364
220	Public Service Enterprise Group, Inc.	9,080
277	PulteGroup, Inc.	4,647
31	Qorvo, Inc. (a)	1,211
196	QUALCOMM, Inc.	8,906
24	Quest Diagnostics, Inc.	1,592
100	Questar Corp.	2,036
85	Ralph Lauren Corp.	9,511
85	Raytheon Co.	10,903
43	Red Hat, Inc. (a)	3,028
58	Regency Centers Corp.	4,230
17	Regeneron Pharmaceuticals, Inc. (a)	7,242
46	Republic Services, Inc.	2,017
28	Robert Half International, Inc.	1,233
208	Ross Stores, Inc.	11,691
175	Royal Caribbean Cruises Ltd.	14,305
27	salesforce.com, Inc. (a)	1,822
306	Schlumberger Ltd.	22,140
80	Sealed Air Corp.	3,223
37	Sensata Technologies Holding N.V. (a)	1,369
45	Sherwin-Williams Co. (The)	11,457
45	Simon Property Group, Inc.	8,468
551	Sirius XM Holdings, Inc. (a)	2,037
110	SL Green Realty Corp.	10,630

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		United States — continued
65		Snap-on, Inc.	10,508
142		Stanley Black & Decker, Inc.	13,369
450		Starbucks Corp.	27,366
65		Stryker Corp.	6,412
107		SunTrust Banks, Inc.	3,920
62		SVB Financial Group (a)	6,288
44		Symantec Corp.	870
344		Synchrony Financial (a)	9,773
38		Synopsys, Inc. (a)	1,630
106		Target Corp.	7,682
225		TD Ameritrade Holding Corp.	6,207
444		Texas Instruments, Inc.	23,479
145		Thermo Fisher Scientific, Inc.	19,126
94		Thomson Reuters Corp.	3,521
61		Time Warner Cable, Inc.	11,016
375		Time Warner, Inc.	26,387
361		TJX Cos., Inc. (The)	25,718
188		T-Mobile USA, Inc. (a)	7,529
215		Toll Brothers, Inc. (a)	5,936
36		Total System Services, Inc.	1,429
783		Twenty-First Century Fox, Inc., Class A	21,122
95		Twenty-First Century Fox, Inc., Class B	2,575
99		U.S. Bancorp	3,967
385		Union Pacific Corp.	27,698
232		United Continental Holdings, Inc. (a)	11,189
370		United Technologies Corp.	32,405
373		UnitedHealth Group, Inc.	42,958
262		V.F. Corp.	16,431
128		Valeant Pharmaceuticals International, Inc. (a)	11,647
243		Valero Energy Corp.	16,493
79		Vantiv, Inc., Class A (a)	3,733
—	(h)	Veritiv Corp. (a)	—	(h)
599		Verizon Communications, Inc.	29,916
122		Vertex Pharmaceuticals, Inc. (a)	11,099
633		Visa, Inc., Class A	47,150
50		Vulcan Materials Co.	4,444
89		Walgreens Boots Alliance, Inc.	7,130
42		Wal-Mart Stores, Inc.	2,814
264		Walt Disney Co. (The)	25,341
1,396		Wells Fargo & Co.	70,135
79		Western Union Co. (The)	1,417
166		WestRock Co.	5,868
396		Xcel Energy, Inc.	15,117

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
27	Yum! Brands, Inc.	1,922

		3,808,416

	Total Common Stocks (Cost $6,801,931)	6,691,934

Preferred Stocks — 0.2%
	Germany — 0.2%
111	Henkel AG & Co. KGaA	11,825
30	Volkswagen AG	3,497

	Total Preferred Stocks (Cost $17,266)	15,322

Short-Term Investment — 1.4%
	Investment Company — 1.4%
93,435	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $93,435)	93,435

	Total Investments — 99.8% (Cost $6,912,632)	6,800,691
	Other Assets in Excess of Liabilities — 0.2% (c)	15,639

	NET ASSETS — 100.0%	$6,816,330

Percentages indicated are based on net assets.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	8.3%
Pharmaceuticals	7.4
Oil, Gas & Consumable Fuels	5.6
Insurance	4.1
Media	3.1
Beverages	3.1
Software	2.9
Internet Software & Services	2.8
Specialty Retail	2.8
IT Services	2.7
Diversified Telecommunication Services	2.5
Capital Markets	2.5
Technology Hardware, Storage & Peripherals	2.4
Aerospace & Defense	2.2
Chemicals	2.2
Biotechnology	2.2
Electric Utilities	2.1
Food Products	2.1
Semiconductors & Semiconductor Equipment	2.1
Real Estate Investment Trusts (REITs)	2.0
Automobiles	2.0
Health Care Providers & Services	1.9
Food & Staples Retailing	1.8
Household Products	1.8
Machinery	1.7
Tobacco	1.5
Hotels, Restaurants & Leisure	1.5
Industrial Conglomerates	1.4
Road & Rail	1.3
Health Care Equipment & Supplies	1.1
Electronic Equipment, Instruments & Components	1.0
Household Durables	1.0
Textiles, Apparel & Luxury Goods	1.0
Internet & Catalog Retail	1.0
Diversified Financial Services	1.0
Others (each less than 1.0%)	12.5
Short-Term Investment	1.4

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
417	E-mini S&P 500	03/18/16	USD	$40,242	$939
603	Euro STOXX 50 Index	03/18/16	EUR	19,780	(1,727)

					$(788)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CDI	—	CHESS Depository Interest
CVA	—	Dutch Certification
EUR	—	Euro
REIT	—	Real Estate Investment Trust
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of January 31, 2016.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,522,133,000 and 37.1%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$508,313
Aggregate gross unrealized depreciation	(620,254)

Net unrealized appreciation/depreciation	$(111,941)

Federal income tax cost of investments	$6,912,632

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

Futures are generally valued on the basis of available market quotations. Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—		$165,990		$—	$165,990
Austria	—		—	(a)	—	—	(a)
Belgium	—		27,856		—	27,856
Bermuda	2,117		—		—	2,117
Canada	214,527		—		—	214,527
China	—		963		—	963
Colombia	—	(a)	—		—	—	(a)
Denmark	—		43,180		—	43,180
Finland	—		40,951		—	40,951
France	—		250,126		—	250,126
Germany	—		213,295		—	213,295
Hong Kong	2,031		72,773		—	74,804
Ireland	60,446		13,929		—	74,375
Israel	9,515		—		—	9,515
Italy	—		62,815		—	62,815
Japan	—		612,781		—	612,781
Luxembourg	—		3,154		—	3,154
Netherlands	8,770		127,085		—	135,855
New Zealand	—		5,109		—	5,109
Norway	—		11,282		—	11,282
Portugal	—		9,860		—	9,860
Singapore	26,973		24,247		—	51,220
Spain	228		72,511		—	72,739
Sweden	—		38,949		—	38,949
Switzerland	46,588		230,391		—	276,979
United Kingdom	26,984		458,092		—	485,076
United States	3,808,416		—		—	3,808,416

Total Common Stocks	4,206,595		2,485,339		—	6,691,934

Preferred Stocks
Germany	—		15,322		—	15,322

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	93,435	—	—	93,435

Total Investments in Securities	$4,300,030	$2,500,661	$—	$6,800,691

Appreciation in Other Financial Instruments
Futures Contracts	$939	$—	$—	$939

Depreciation in Other Financial Instruments
Futures Contracts	$(1,727)	$—	$—	$(1,727)

(a) Amount rounds to less than $1,000.

There were no transfers among any levels during the period ended January 31, 2016.

(1). Futures Contracts — The Fund used index futures contracts to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 35.8%
	Brazil — 0.5%
3	Itau Unibanco Holding S.A. (Preference Shares), ADR	17

	China — 2.6%
— (h)	Baidu, Inc., ADR (a)	40
— (h)	CNOOC Ltd., ADR	16
58	Industrial & Commercial Bank of China Ltd., Class H	30
1	Vipshop Holdings Ltd., ADR (a)	13

		99

	Finland — 0.4%
2	Nokia OYJ	15

	France — 2.2%
— (h)	Airbus Group SE	10
1	AXA S.A.	23
1	IPSOS	13
— (h)	Sanofi	39

		85

	Germany — 0.4%
— (h)	Bayer AG	15

	India — 0.6%
2	ICICI Bank Ltd., ADR	12
— (h)	Tata Motors Ltd., ADR (a)	10

		22

	Ireland — 0.6%
— (h)	Shire plc, ADR	24

	Israel — 1.1%
1	Teva Pharmaceutical Industries Ltd., ADR	43

	Japan — 0.6%
1	Sumitomo Mitsui Financial Group, Inc.	24

	Netherlands — 1.1%
— (h)	NXP Semiconductors N.V. (a)	21
1	Royal Dutch Shell plc, Class A	21

		42

	Norway — 0.4%
1	DNB ASA	14

	South Korea — 0.5%
— (h)	Samsung Electronics Co., Ltd.	20

	Switzerland — 1.5%
— (h)	Chubb Ltd.	22
— (h)	Novartis AG	23
1	UBS Group AG	11

		56

	United Kingdom — 2.8%
9	Barclays plc	25
1	Burberry Group plc	23
30	Lloyds Banking Group plc	29
10	Vodafone Group plc	32

		109

	United States — 20.5%
— (h)	Aetna, Inc.	29
— (h)	Alexion Pharmaceuticals, Inc. (a)	15
— (h)	Allergan plc (a)	13
— (h)	Alphabet, Inc., Class C (a)	29
— (h)	Amazon.com, Inc. (a)	13
1	Anadarko Petroleum Corp.	21
— (h)	Apple, Inc.	32
2	Bank of America Corp.	29
— (h)	Biogen, Inc. (a)	12
— (h)	BioMarin Pharmaceutical, Inc. (a)	6
— (h)	Celgene Corp. (a)	8
— (h)	Charter Communications, Inc., Class A (a)	20
1	Citigroup, Inc.	44
1	Columbia Pipeline Group, Inc.	10
— (h)	DISH Network Corp., Class A (a)	13
2	Frontier Communications Corp.	7
— (h)	Harman International Industries, Inc.	18
2	Horizon Pharma plc (a)	28
1	HP, Inc.	14
— (h)	Lam Research Corp.	19
— (h)	Las Vegas Sands Corp.	11
— (h)	McKesson Corp.	33
1	MetLife, Inc.	40
1	Morgan Stanley	15
1	Mosaic Co. (The)	26
1	Navient Corp.	11
1	Pfizer, Inc.	36
1	QUALCOMM, Inc.	44
— (h)	Ralph Lauren Corp.	11
3	Time, Inc.	52
2	Twenty-First Century Fox, Inc., Class A	60
1	United Continental Holdings, Inc. (a)	26

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
— (h)	Valeant Pharmaceuticals International, Inc. (a)	30
— (h)	Vertex Pharmaceuticals, Inc. (a)	10

		785

	Total Common Stocks (Cost $1,424)	1,370

	Total Investments — 35.8% (Cost $1,424)	1,370
	Other Assets in Excess of Liabilities — 64.2%	2,456

	NET ASSETS — 100.0%	$3,826

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	18.3%
Banks	16.3
Media	11.5
Insurance	6.2
Internet Software & Services	5.0
Oil, Gas & Consumable Fuels	5.0
Technology Hardware, Storage & Peripherals	4.8
Health Care Providers & Services	4.5
Communications Equipment	4.3
Biotechnology	3.8
Semiconductors & Semiconductor Equipment	2.9
Textiles, Apparel & Luxury Goods	2.5
Wireless Telecommunication Services	2.3
Capital Markets	1.9
Internet & Catalog Retail	1.9
Airlines	1.9
Chemicals	1.9
Household Durables	1.3
Others (each less than 1.0%)	3.7

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(h)	—	Amount rounds to less than one thousand (shares or dollars).

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $368,000 and 26.9%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77
Aggregate gross unrealized depreciation	(131)

Net unrealized appreciation/depreciation	$(54)

Federal income tax cost of investments	$1,424

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments shall be valued by applying an international fair value factor provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$17	$—	$—	$17
China	69	30	—	99
Finland	—	15	—	15
France	—	85	—	85
Germany	—	15	—	15
India	22	—	—	22
Ireland	24	—	—	24
Israel	43	—	—	43
Japan	—	24	—	24
Netherlands	21	21	—	42
Norway	—	14	—	14
South Korea	—	20	—	20
Switzerland	22	34	—	56
United Kingdom	—	109	—	109
United States	785	—	—	785

Total Common Stocks	1,003	367	—	1,370

Total Investments in Securities	$1,003	$367	$—	$1,370

There were no transfers among any levels during the period ended January 31, 2016.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.5%
	United States — 4.5%
	ABFC Trust,
375	Series 2003-OPT1, Class A1A, VAR, 1.247%, 04/25/33	361
1,171	Series 2004-HE1, Class M1, VAR, 1.327%, 03/25/34	1,070
1,642	Series 2004-OPT3, Class M1, VAR, 1.177%, 09/25/33	1,533
3,171	Series 2004-OPT5, Class A1, VAR, 1.127%, 06/25/34	2,937
1,558	Series 2005-WF1, Class M1, VAR, 0.967%, 11/25/34	1,352
1,814	Accredited Mortgage Loan Trust, Series 2004-4, Class M1, VAR, 1.292%, 01/25/35	1,672
	ACE Securities Corp. Home Equity Loan Trust,
1,589	Series 2003-FM1, Class M2, VAR, 1.717%, 11/25/32	1,403
1,676	Series 2003-HE1, Class M1, VAR, 1.402%, 11/25/33	1,558
1,114	Series 2003-NC1, Class M1, VAR, 1.597%, 07/25/33	1,058
4,847	Series 2003-OP1, Class M1, VAR, 1.477%, 12/25/33	4,565
1,346	Series 2004-HE2, Class M1, VAR, 1.462%, 10/25/34	1,256
4,388	Series 2004-HE4, Class M1, VAR, 1.402%, 12/25/34	4,299
3,480	Series 2004-OP1, Class M2, VAR, 2.002%, 04/25/34	3,187
1,090	American Homes 4 Rent, Series 2014-SFR1, Class D, VAR, 2.776%, 06/17/31 (e)	1,041
854	Ameriquest Mortgage Securities, Inc. Asset-Backed Certificates, Series 2002-AR1, Class M1, VAR, 1.493%, 09/25/32	773
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
1,560	Series 2003-13, Class M1, VAR, 1.442%, 01/25/34	1,411
686	Series 2003-13, Class M2, VAR, 2.972%, 01/25/34	637
916	Series 2004-R1, Class A2, VAR, 1.027%, 02/25/34	869
6,316	Series 2004-R1, Class M1, VAR, 1.222%, 02/25/34	5,749
621	Series 2004-R1, Class M2, VAR, 1.297%, 02/25/34	558
204	Series 2004-R3, Class A1B, VAR, 1.127%, 05/25/34	201

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
497	Series 2004-R8, Class M1, VAR, 1.387%, 09/25/34	495
	Argent Securities, Inc.,
1,493	Series 2003-W5, Class M2, VAR, 3.197%, 10/25/33	1,406
2,431	Series 2004-W3, Class A3, VAR, 1.242%, 02/25/34	2,165
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
911	Series 2004-W2, Class M2, VAR, 2.297%, 04/25/34	849
672	Series 2004-W2, Class M3, VAR, 2.522%, 04/25/34	576
1,922	Series 2004-W4, Class A, VAR, 0.942%, 03/25/34	1,773
1,807	Series 2004-W6, Class M1, VAR, 1.252%, 05/25/34	1,713
660	Series 2004-W7, Class M2, VAR, 1.322%, 05/25/34	601
	Asset-Backed Securities Corp. Home Equity Loan Trust,
2,827	Series 2001-HE3, Class A1, VAR, 0.966%, 11/15/31	2,644
211	Series 2001-HE3, Class M1, VAR, 1.326%, 11/15/31	210
253	Series 2003-HE3, Class M2, VAR, 3.426%, 06/15/33	243
1,960	Series 2003-HE4, Class M1, VAR, 1.671%, 08/15/33	1,851
1,908	Bayview Financial Acquisition Trust, Series 2006-D, Class 1A5, SUB, 5.668%, 12/28/36	1,875
632	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C, Class 1A2, SUB, 5.638%, 11/28/36	629
3,006	Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2, VAR, 2.002%, 12/25/34	2,960
	Bear Stearns Asset-Backed Securities Trust,
887	Series 2003-1, Class M1, VAR, 2.077%, 11/25/42	845
712	Series 2003-SD1, Class A, VAR, 1.327%, 12/25/33	663
1,431	Series 2003-SD1, Class M1, VAR, 1.702%, 12/25/33	1,343
1,811	Series 2004-HE2, Class M2, VAR, 2.222%, 03/25/34	1,725
2,535	Series 2004-SD4, Class A1, VAR, 1.327%, 08/25/44	2,436

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
869	CDC Mortgage Capital Trust, Series 2003-HE1, Class M1, VAR, 1.772%, 08/25/33	825
	Centex Home Equity Loan Trust,
2,331	Series 2004-A, Class M1, VAR, 1.027%, 01/25/34	2,090
954	Series 2004-C, Class M2, VAR, 1.217%, 06/25/34	826
626	Series 2004-D, Class MF2, SUB, 5.560%, 09/25/34	562
1,662	Series 2004-D, Class MF3, SUB, 5.760%, 09/25/34	1,185
314	Series 2004-D, Class MV2, VAR, 1.117%, 09/25/34	244
1,547	Series 2005-A, Class M1, VAR, 0.907%, 01/25/35	1,412
	Chase Funding Loan Acquisition Trust,
1,521	Series 2004-AQ1, Class M1, VAR, 1.522%, 05/25/34	1,355
2,337	Series 2004-OPT1, Class M2, VAR, 1.927%, 06/25/34	2,233
	Chase Funding Trust,
1,783	Series 2003-4, Class 1A5, SUB, 5.416%, 05/25/33	1,837
204	Series 2003-4, Class M1, VAR, 1.327%, 03/25/33	193
568	Series 2003-5, Class 1M2, VAR, 5.641%, 09/25/32	495
2,345	Series 2003-6, Class 2A2, VAR, 1.007%, 11/25/34	2,148
2,961	Series 2003-6, Class 2M1, VAR, 1.177%, 11/25/34	2,732
1,162	Series 2004-1, Class 1M1, 4.725%, 05/25/33	1,113
1,390	Series 2004-1, Class 2M1, VAR, 1.177%, 09/25/33	1,265
2,212	Series 2004-2, Class 1M1, VAR, 5.700%, 02/26/35	2,027
	Citigroup Mortgage Loan Trust, Inc.,
340	Series 2005-OPT1, Class M4, VAR, 1.477%, 02/25/35	254
229	Series 2005-WF2, Class AF7, SUB, 5.249%, 08/25/35	212
584	Series 2006-WFH4, Class A3, VAR, 0.577%, 11/25/36	582
	Countrywide Asset-Backed Certificates,
436	Series 2002-3, Class M1, VAR, 1.552%, 03/25/32	426
1,321	Series 2002-4, Class M1, VAR, 1.552%, 12/25/32	1,207

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,443	Series 2003-3, Class 3A, VAR, 0.962%, 11/25/33	1,319
1,548	Series 2004-1, Class M3, VAR, 1.402%, 02/25/34	1,423
13,103	Series 2004-2, Class M1, VAR, 1.177%, 05/25/34	12,318
4,514	Series 2004-3, Class M1, VAR, 1.177%, 06/25/34	4,286
730	Series 2004-3, Class M2, VAR, 1.252%, 06/25/34	675
2,364	Series 2004-5, Class M2, VAR, 1.432%, 07/25/34	2,221
383	Series 2004-BC4, Class M1, VAR, 1.477%, 11/25/34	363
1,260	Series 2004-ECC2, Class M2, VAR, 1.402%, 12/25/34	1,199
642	Series 2005-11, Class AF6, VAR, 4.794%, 02/25/36	660
7,665	Series 2005-AB3, Class 1A1, VAR, 0.677%, 02/25/36	6,729
91	Series 2006-2, Class 2A2, VAR, 0.617%, 10/25/34	89
1,567	Countrywide Partnership Trust, Series 2004-EC1, Class M2, VAR, 1.372%, 01/25/35	1,411
881	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB8, Class AF2, SUB, 4.136%, 12/25/35	871
	CWABS, Inc. Asset-Backed Certificates,
4,966	Series 2003-BC1, Class A1, VAR, 1.227%, 03/25/33	4,562
862	Series 2004-1, Class M2, VAR, 1.252%, 03/25/34	784
945	Series 2004-6, Class M2, VAR, 1.402%, 10/25/34	884
	Equity One Mortgage Pass-Through Trust,
359	Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	362
572	Series 2003-4, Class M1, SUB, 5.869%, 10/25/34	551
223	Finance America Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.372%, 11/25/34	193
	First Franklin Mortgage Loan Asset Backed Certificates,
1,131	Series 2004-FF3, Class M1, VAR, 1.252%, 05/25/34	1,033
10,500	Series 2005-FF11, Class M1, VAR, 1.072%, 11/25/35	9,641

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
	First Franklin Mortgage Loan Trust,
6,143	Series 2003-FF5, Class M1, VAR, 1.327%, 03/25/34	5,643
8,213	Series 2004-FF4, Class M1, VAR, 1.282%, 06/25/34	7,293
2,804	Series 2004-FF5, Class A1, VAR, 1.147%, 08/25/34	2,647
14,116	Series 2005-FF10, Class A1, VAR, 0.727%, 11/25/35	12,404
3,452	Series 2005-FF10, Class A4, VAR, 0.747%, 11/25/35	3,360
973	Series 2005-FF11, Class A2D, VAR, 1.107%, 11/25/35	970
1,839	Series 2006-FF8, Class IIA3, VAR, 0.577%, 07/25/36	1,742
	Fremont Home Loan Trust,
2,427	Series 2003-A, Class M1, VAR, 1.402%, 08/25/33	2,232
3,002	Series 2004-2, Class M2, VAR, 1.357%, 07/25/34	2,829
583	Series 2004-B, Class M2, VAR, 1.372%, 05/25/34	507
1,128	Series 2004-C, Class M1, VAR, 1.402%, 08/25/34	1,048
1,878	GSAA Trust, Series 2005-6, Class A3, VAR, 0.797%, 06/25/35	1,797
	GSAMP Trust,
2,705	Series 2003-HE1, Class M1, VAR, 1.671%, 06/20/33	2,618
1,782	Series 2003-SEA, Class A1, VAR, 0.827%, 02/25/33	1,657
1,256	Series 2005-HE3, Class M2, VAR, 1.432%, 06/25/35	1,221
2,356	Series 2005-NC1, Class M1, VAR, 1.102%, 02/25/35	2,282
545	Series 2005-SEA2, Class A1, VAR, 0.777%, 01/25/45 (e)	532
3,902	Series 2006-FM1, Class A2C, VAR, 0.587%, 04/25/36	2,363
5,738	Series 2006-HE3, Class A2C, VAR, 0.587%, 05/25/46	5,111
3,220	Series 2006-HE4, Class A2C, VAR, 0.577%, 06/25/36	3,002
362	Series 2007-HE1, Class A2B, VAR, 0.527%, 03/25/47	361
5,901	Series 2007-SEA1, Class A, VAR, 0.727%, 12/25/36 (e)	5,458
	Home Equity Asset Trust,
854	Series 2003-1, Class M1, VAR, 1.927%, 06/25/33	820

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,205	Series 2003-3, Class M1, VAR, 1.717%, 08/25/33	1,142
443	Series 2004-6, Class M2, VAR, 1.327%, 12/25/34	374
4,100	Series 2005-7, Class M1, VAR, 0.877%, 01/25/36	3,797
	Home Equity Mortgage Loan Asset-Backed Trust,
665	Series 2004-B, Class M2, VAR, 1.547%, 11/25/34	607
3,201	Series 2004-C, Class M1, VAR, 1.262%, 03/25/35	2,888
1,172	Series 2004-C, Class M2, VAR, 1.322%, 03/25/35	1,024
	Invitation Homes Trust,
2,520	Series 2013-SFR1, Class C, VAR, 2.277%, 12/17/30 (e)	2,403
3,050	Series 2013-SFR1, Class E, VAR, 3.077%, 12/17/30 (e)	2,932
543	JP Morgan Mortgage Acquisition Trust, Series 2006-NC1, Class A4, VAR, 0.592%, 04/25/36	532
	Long Beach Mortgage Loan Trust,
1,051	Series 2001-2, Class M1, VAR, 1.267%, 07/25/31	984
3,258	Series 2002-5, Class M1, VAR, 1.672%, 11/25/32	3,086
543	Series 2003-4, Class M1, VAR, 1.447%, 08/25/33	513
1,079	Series 2004-3, Class M2, VAR, 1.327%, 07/25/34	1,009
704	Series 2004-3, Class M4, VAR, 2.039%, 07/25/34	654
757	Series 2004-3, Class M6, VAR, 2.564%, 07/25/34	692
2,250	Series 2004-4, Class M1, VAR, 1.327%, 10/25/34	2,022
494	Series 2005-WL2, Class M1, VAR, 1.132%, 08/25/35	490
	MASTR Asset-Backed Securities Trust,
2,898	Series 2004-OPT2, Class M1, VAR, 1.327%, 09/25/34	2,721
1,120	Series 2004-OPT2, Class M2, VAR, 1.402%, 09/25/34	968
3,295	Series 2005-NC1, Class M2, VAR, 1.177%, 12/25/34	3,145
	Merrill Lynch Mortgage Investors Trust,
930	Series 2003-OPT1, Class M1, VAR, 1.402%, 07/25/34	829

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
543	Series 2004-HE2, Class M1, VAR, 1.627%, 08/25/35	512
127	Series 2004-WMC5, Class M5, VAR, 2.152%, 07/25/35	121
2,610	Series 2005-FM1, Class M1, VAR, 0.907%, 05/25/36	2,371
	Morgan Stanley ABS Capital I, Inc. Trust,
1,339	Series 2003-NC10, Class M1, VAR, 1.447%, 10/25/33	1,258
11,069	Series 2004-HE1, Class M1, VAR, 1.282%, 01/25/34	10,473
932	Series 2004-HE2, Class M2, VAR, 2.227%, 03/25/34	858
1,033	Series 2004-HE2, Class M3, VAR, 2.602%, 03/25/34	522
4,962	Series 2004-HE3, Class M1, VAR, 1.282%, 03/25/34	4,680
1,621	Series 2004-HE3, Class M2, VAR, 2.302%, 03/25/34	1,527
1,652	Series 2004-HE6, Class M1, VAR, 1.252%, 08/25/34	1,555
1,568	Series 2004-HE6, Class M2, VAR, 1.327%, 08/25/34	1,465
1,037	Series 2004-HE6, Class M3, VAR, 1.402%, 08/25/34	848
1,825	Series 2004-HE7, Class M2, VAR, 1.372%, 08/25/34	1,799
101	Series 2004-HE7, Class M3, VAR, 1.447%, 08/25/34	95
2,177	Series 2004-HE8, Class M2, VAR, 1.447%, 09/25/34	2,100
965	Series 2004-HE8, Class M3, VAR, 1.552%, 09/25/34	896
3,304	Series 2004-NC3, Class M1, VAR, 1.222%, 03/25/34	3,131
6,392	Series 2004-NC5, Class M1, VAR, 1.327%, 05/25/34	5,802
847	Series 2004-NC6, Class M2, VAR, 2.302%, 07/25/34	733
330	Series 2004-NC7, Class M3, VAR, 1.402%, 07/25/34	285
768	Series 2004-NC8, Class M3, VAR, 1.537%, 09/25/34	712
2,490	Series 2004-OP1, Class M2, VAR, 1.342%, 11/25/34	2,411
1,081	Series 2004-OP1, Class M3, VAR, 1.447%, 11/25/34	976
2,587	Series 2004-WMC2, Class M1, VAR, 1.342%, 07/25/34	2,458

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,299	Series 2004-WMC2, Class M2, VAR, 2.227%, 07/25/34	1,237
796	Series 2005-HE1, Class M2, VAR, 1.132%, 12/25/34	709
1,494	Series 2005-HE1, Class M3, VAR, 1.207%, 12/25/34	1,202
339	Series 2005-NC1, Class M3, VAR, 1.192%, 01/25/35	265
	New Century Home Equity Loan Trust,
728	Series 2003-3, Class M1, VAR, 1.612%, 07/25/33	694
1,085	Series 2003-B, Class M2, VAR, 2.902%, 11/25/33	1,032
3,724	Series 2004-1, Class M1, VAR, 1.312%, 05/25/34	3,383
272	Series 2004-2, Class M2, VAR, 1.357%, 08/25/34	248
1,267	Series 2004-2, Class M4, VAR, 2.227%, 08/25/34	1,186
1,081	Series 2004-2, Class M6, VAR, 2.677%, 08/25/34	984
3,314	Series 2004-3, Class M2, VAR, 1.402%, 11/25/34	3,192
545	Series 2004-3, Class M3, VAR, 1.492%, 11/25/34	434
751	Series 2004-4, Class M2, VAR, 1.222%, 02/25/35	628
337	Series 2005-1, Class M3, VAR, 1.207%, 03/25/35	268
	NovaStar Mortgage Funding Trust,
1,191	Series 2003-2, Class M2, VAR, 2.956%, 09/25/33	1,059
1,062	Series 2003-3, Class M2, VAR, 2.897%, 12/25/33	1,045
4,395	Series 2004-2, Class M4, VAR, 2.227%, 09/25/34	3,862
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
3,972	Series 2002-6, Class A1, VAR, 1.187%, 11/25/32	3,757
1,034	Series 2002-6, Class A2, VAR, 1.227%, 11/25/32	963
903	Series 2003-2, Class A2, VAR, 1.027%, 04/25/33	832
1,939	Series 2003-2, Class M1, VAR, 1.402%, 04/25/33	1,724
1,657	Series 2003-3, Class M1A, VAR, 1.987%, 06/25/33	1,547
7,307	Series 2003-5, Class A1, VAR, 1.067%, 08/25/33	6,863

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
621	Series 2003-5, Class A2, VAR, 1.067%, 08/25/33	585
444	Series 2003-5, Class M2, VAR, 2.752%, 08/25/33	395
	Option One Mortgage Loan Trust,
6,355	Series 2002-3, Class A1, VAR, 0.927%, 08/25/32	5,968
1,055	Series 2002-3, Class A2, VAR, 0.967%, 08/25/32	961
1,853	Series 2003-1, Class A2, VAR, 1.267%, 02/25/33	1,717
10,820	Series 2004-2, Class M1, VAR, 1.222%, 05/25/34	9,933
812	Series 2004-3, Class M2, VAR, 1.282%, 11/25/34	719
1,910	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M3, VAR, 2.152%, 10/25/34	1,259
	Pretium Mortgage Credit Partners I LLC,
3,881	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	3,845
4,083	Series 2015-NPL3, Class A1, SUB, 4.125%, 10/27/30 (e)	4,059
3,641	Series 2015-NPL4, Class A1, SUB, 4.375%, 11/27/30 (e)	3,636
	Progress Residential Trust,
7,887	Series 2014-SFR1, Class A, VAR, 1.526%, 10/17/31 (e)	7,766
3,325	Series 2014-SFR1, Class E, VAR, 4.576%, 10/17/31 (e)	3,263
3,873	RAAC Trust, Series 2005-RP3, Class M1, VAR, 1.222%, 05/25/39 (e)	3,731
	RAMP Trust,
828	Series 2002-RS2, Class AI5, VAR, 6.030%, 03/25/32	819
215	Series 2004-RS11, Class M1, VAR, 1.357%, 11/25/34	213
	RASC Trust,
941	Series 2001-KS3, Class AII, VAR, 0.887%, 09/25/31	874
6,668	Series 2005-EMX1, Class M1, VAR, 1.072%, 03/25/35	6,141
3,667	Series 2006-KS5, Class A3, VAR, 0.587%, 07/25/36	3,521
1,148	Series 2006-KS7, Class A3, VAR, 0.577%, 09/25/36	1,128
	Renaissance Home Equity Loan Trust,
2,307	Series 2002-3, Class M1, VAR, 1.927%, 12/25/32	2,248

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
666	Series 2003-1, Class M1, VAR, 1.927%, 06/25/33	587
222	Series 2003-2, Class A, VAR, 1.302%, 08/25/33	206
1,993	Series 2003-3, Class M1, VAR, 1.157%, 12/25/33	1,797
1,694	Series 2003-3, Class M2F, SUB, 5.681%, 12/25/33	1,555
2,950	Series 2003-4, Class M1, VAR, 1.277%, 03/25/34	2,664
1,295	Series 2003-4, Class M2F, SUB, 5.744%, 03/25/34	1,079
881	Series 2004-1, Class M1, VAR, 1.007%, 05/25/34	797
1,001	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	1,015
1,273	Series 2005-2, Class AV3, VAR, 0.797%, 08/25/35	1,141
1,572	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	1,549
1,754	SASCO Mortgage Loan Trust, Series 2004-GEL3, Class M1, VAR, 1.997%, 08/25/34	1,644
	Saxon Asset Securities Trust,
6,383	Series 2003-3, Class M1, VAR, 1.397%, 12/25/33	5,982
450	Series 2004-2, Class AF3, VAR, 5.230%, 08/25/35	453
1,629	Series 2004-2, Class MV2, VAR, 2.222%, 08/25/35	1,540
985	Series 2006-2, Class A3C, VAR, 0.577%, 09/25/36	908
	Securitized Asset-Backed Receivables LLC Trust,
3,422	Series 2004-NC1, Class M1, VAR, 1.207%, 02/25/34	3,165
1,079	Series 2004-OP1, Class M2, VAR, 2.077%, 02/25/34	1,003
4,959	Series 2004-OP2, Class M1, VAR, 1.402%, 08/25/34	4,612
2,223	Series 2005-FR2, Class M2, VAR, 1.402%, 03/25/35	2,099
3,175	Series 2005-OP1, Class M2, VAR, 1.102%, 01/25/35	2,892
3,433	Soundview Home Loan Trust, Series 2006-OPT3, Class 2A3, VAR, 0.597%, 06/25/36	3,151

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
	Specialty Underwriting & Residential Finance Trust,
2,783	Series 2004-BC1, Class M2, VAR, 2.032%, 02/25/35	2,565
1,850	Series 2004-BC3, Class M1, VAR, 1.357%, 07/25/35	1,761
	Structured Asset Investment Loan Trust,
634	Series 2003-BC3, Class M1, VAR, 1.852%, 04/25/33	625
4,199	Series 2003-BC6, Class M1, VAR, 1.552%, 07/25/33	3,943
551	Series 2003-BC10, Class A4, VAR, 1.427%, 10/25/33	529
2,499	Series 2003-BC11, Class M2, VAR, 2.977%, 10/25/33	2,474
1,924	Series 2003-BC12, Class M1, VAR, 1.402%, 11/25/33	1,799
4,085	Series 2004-1, Class M1, VAR, 1.402%, 02/25/34	3,904
— (h)	Series 2004-1, Class M2, VAR, 3.127%, 02/25/34	—	(h)
4,683	Series 2004-5, Class M3, VAR, 1.357%, 05/25/34	4,322
15,795	Series 2004-6, Class A3, VAR, 1.227%, 07/25/34	14,825
2,755	Series 2004-6, Class M1, VAR, 1.327%, 07/25/34	2,521
4,053	Series 2004-7, Class M1, VAR, 1.477%, 08/25/34	3,748
651	Series 2004-8, Class M2, VAR, 1.357%, 09/25/34	572
569	Series 2004-BNC1, Class A5, VAR, 1.667%, 09/25/34	509
3,719	Series 2005-HE2, Class M1, VAR, 1.147%, 07/25/35	3,503
6,337	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4, VAR, 0.597%, 12/25/36	5,377
199	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1, VAR, 1.777%, 04/25/33	194
4,571	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	4,536
5,223	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	5,151
3,766	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	3,701
6,084	VOLT XXXVI LLC, Series 2015-NP10, Class A1, SUB, 3.625%, 07/25/45 (e)	6,014

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
4,962	VOLT XXXVII LLC, Series 2015-NP11, Class A1, SUB, 3.625%, 07/25/45 (e)	4,901
8,535	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	8,425
	Wells Fargo Home Equity Asset-Backed Securities Trust,
108	Series 2004-2, Class A21B, VAR, 1.267%, 10/25/34	105
1,401	Series 2004-2, Class M1, VAR, 1.327%, 10/25/34	1,333
1,711	Series 2004-2, Class M4, VAR, 2.227%, 10/25/34	1,584
1,008	Series 2004-2, Class M5, VAR, 2.302%, 10/25/34	955
290	Series 2004-2, Class M8A, VAR, 4.927%, 10/25/34 (e)	263
290	Series 2004-2, Class M8B, VAR, 5.000%, 10/25/34 (e)	251
	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates,
616	Series 2004-1, Class M2, VAR, 1.057%, 04/25/34	549
996	Series 2004-1, Class M4, VAR, 1.577%, 04/25/34	877

	Total Asset-Backed Securities (Cost $509,731)	521,136

Collateralized Mortgage Obligations — 3.8%
	Non-Agency CMO — 3.8%
	United States — 3.8%
	Adjustable Rate Mortgage Trust
6,891	Series 2004-2, Class 6A1, VAR, 2.651%, 02/25/35	6,858
7,715	Series 2004-4, Class 4A1, VAR, 2.833%, 03/25/35	7,682
2,615	Series 2005-2, Class 3A1, VAR, 4.183%, 06/25/35	2,495
	Alternative Loan Trust
158	Series 2004-4CB, Class 3A1, 5.000%, 04/25/34	160
1,590	Series 2004-12CB, Class 2A1, 6.000%, 06/25/34	1,649
122	Series 2004-16CB, Class 2A1, 5.000%, 08/25/19	125
645	Series 2004-27CB, Class A1, 6.000%, 12/25/34	639
947	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	960

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
201	Series 2004-28CB, Class 4A1, 5.000%, 01/25/20	204
1,839	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	1,870
6,790	Series 2004-32CB, Class 2A5, 5.500%, 02/25/35	6,846
507	Series 2005-3CB, Class 1A4, 5.250%, 03/25/35	505
12,520	Series 2005-3CB, Class 1A13, 5.500%, 03/25/35	11,710
8,015	Series 2005-6CB, Class 1A4, 5.500%, 04/25/35	7,434
880	Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	846
7,905	Series 2005-10CB, Class 1A5, 5.500%, 05/25/35	7,806
4,544	Series 2005-10CB, Class 1A8, 5.500%, 05/25/35	4,618
3,459	Series 2005-13CB, Class A4, 5.500%, 05/25/35	3,438
409	Series 2005-20CB, Class 1A1, 5.500%, 07/25/35	385
1,756	Series 2005-21CB, Class A4, 5.250%, 06/25/35	1,676
7,811	Series 2005-21CB, Class A17, 6.000%, 06/25/35	7,777
3,979	Series 2005-23CB, Class A15, 5.500%, 07/25/35	3,878
86	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	86
1,550	Series 2005-64CB, Class 1A1, 5.500%, 12/25/35	1,496
3,922	Series 2005-64CB, Class 1A15, 5.500%, 12/25/35	3,785
1,396	Series 2005-85CB, Class 3A2, 5.250%, 02/25/21	1,361
883	Series 2005-86CB, Class A4, 5.500%, 02/25/36	803
464	Series 2005-J1, Class 3A1, 6.500%, 08/25/32	468
1,081	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,093
567	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	575
123	Series 2005-J7, Class 2A1, 6.000%, 10/25/17	123
702	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	679
735	Series 2005-J14, Class A3, 5.500%, 12/25/35	659

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
2,044	Series 2006-4CB, Class 2A5, 5.500%, 04/25/36	1,944
1,249	Series 2006-19CB, Class A15, 6.000%, 08/25/36	1,137
570	Series 2006-25CB, Class A2, 6.000%, 10/25/36	532
357	Series 2006-J1, Class 1A13, 5.500%, 02/25/36	320
978	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	885
381	Series 2007-8CB, Class A9, 6.000%, 05/25/37	335
295	Series 2007-19, Class 1A8, 6.000%, 08/25/37	243
415	Series 2007-25, Class 2A1, 6.000%, 11/25/22	394
193	Series 2007-9T1, Class 3A1, 5.500%, 05/25/22	168
529	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, VAR, 2.844%, 06/25/45	517
	Banc of America Alternative Loan Trust
3,132	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	3,198
833	Series 2004-9, Class 4A1, 5.500%, 10/25/19	839
1,379	Series 2004-12, Class 4A1, 5.500%, 01/25/20	1,404
295	Series 2005-3, Class 2A1, 5.500%, 04/25/20	294
296	Series 2005-4, Class 3A1, 5.500%, 05/25/20	297
110	Series 2005-6, Class 5A4, 5.500%, 07/25/35	95
176	Series 2005-6, Class 7A1, 5.500%, 07/25/20	172
1,325	Series 2005-11, Class 4A5, 5.750%, 12/25/35	1,134
921	Series 2005-12, Class 5A1, 5.250%, 01/25/21	922
22	Series 2006-4, Class 2A1, 6.000%, 05/25/21	22
1,407	Series 2006-4, Class 3CB4, 6.000%, 05/25/46	1,169
1,087	Series 2006-5, Class CB7, 6.000%, 06/25/46	918
	Banc of America Funding Trust
5,361	Series 2005-6, Class 1A2, 5.500%, 10/25/35	5,081

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
2,243	Series 2005-7, Class 4A7, 6.000%, 11/25/35	2,287
1,108	Series 2006-2, Class 2A20, 5.750%, 03/25/36	1,061
3,100	Series 2006-A, Class 1A1, VAR, 2.805%, 02/20/36	3,067
340	Series 2007-4, Class 8A1, 5.500%, 11/25/34	327
	Banc of America Mortgage Trust
1,770	Series 2004-A, Class 2A2, VAR, 2.783%, 02/25/34	1,744
748	Series 2007-3, Class 1A1, 6.000%, 09/25/37	675
659	Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1, VAR, 0.587%, 02/25/34	579
923	Bear Stearns ARM Trust, Series 2005-2, Class A2, VAR, 2.924%, 03/25/35	932
1,146	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class M1, VAR, 1.432%, 10/25/34	580
502	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC4, Class M1, SUB, 5.658%, 09/25/33	492
	Chase Mortgage Finance Trust
2,155	Series 2006-S3, Class 1A2, 6.000%, 11/25/36	1,806
1,505	Series 2006-S4, Class A5, 6.000%, 12/25/36	1,331
16,819	Series 2007-A2, Class 3A1, VAR, 2.738%, 07/25/37	16,764
414	Series 2007-S2, Class 1A8, 6.000%, 03/25/37	355
	CHL Mortgage Pass-Through Trust
354	Series 2003-27, Class A1, VAR, 2.790%, 06/25/33	349
703	Series 2003-37, Class 2A1, VAR, 2.690%, 09/25/33	647
5,019	Series 2004-25, Class 2A1, VAR, 1.107%, 02/25/35	4,368
477	Series 2005-5, Class A2, 5.500%, 03/25/35	482
353	Series 2005-20, Class A7, 5.250%, 12/25/27	338
430	Series 2005-30, Class A5, 5.500%, 01/25/36	413
3,000	Series 2006-10, Class 1A16, 6.000%, 05/25/36	2,747
194	Series 2006-15, Class A1, 6.250%, 10/25/36	172

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
922	Series 2006-17, Class A2, 6.000%, 12/25/36	840
5,771	Series 2006-18, Class 2A4, 6.000%, 12/25/36	5,261
336	Series 2006-J2, Class 1A1, 6.000%, 04/25/36	317
317	Series 2007-2, Class A2, 6.000%, 03/25/37	297
2,611	Series 2007-3, Class A18, 6.000%, 04/25/37	2,382
299	Series 2007-10, Class A4, 5.500%, 07/25/37	257
734	Series 2007-13, Class A4, 6.000%, 08/25/37	690
1,035	Series 2007-18, Class 2A1, 6.500%, 11/25/37	858
1,647	Citicorp Mortgage Securities Trust, Series 2007-4, Class 1A9, 6.000%, 05/25/37	1,647
1,222	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, VAR, 2.730%, 10/25/35	1,207
	Citigroup Mortgage Loan Trust, Inc.
653	Series 2005-3, Class 2A2A, VAR, 2.713%, 08/25/35	646
1,524	Series 2005-4, Class A, VAR, 2.783%, 08/25/35	1,500
1,760	Series 2005-6, Class A1, VAR, 2.430%, 09/25/35	1,756
2,077	Series 2005-9, Class 2A2, 5.500%, 11/25/35	1,985
1,821	Series 2006-8, Class A3, VAR, 0.777%, 10/25/35 (e)	1,417
40	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	41
	Credit Suisse First Boston Mortgage Securities Corp.
611	Series 2003-29, Class 3A1, 5.500%, 12/25/33	635
9,130	Series 2004-4, Class 4A1, 5.500%, 08/25/34	9,523
258	Series 2004-8, Class 4A3, 5.500%, 12/25/34	264
1,149	Series 2004-AR4, Class 2A1, VAR, 2.615%, 05/25/34	1,143
6,219	Series 2004-AR4, Class 4A1, VAR, 2.647%, 05/25/34	6,252
1,712	Series 2004-AR5, Class 6A1, VAR, 2.560%, 06/25/34	1,714
3,593	Series 2004-AR6, Class 7A1, VAR, 2.681%, 10/25/34	3,637

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
3,944	Series 2005-2, Class 1A2, 5.250%, 01/25/28	3,967
748	Series 2005-4, Class 3A17, 5.500%, 06/25/35	753
709	Series 2005-10, Class 5A3, 5.500%, 11/25/35	643
3,757	Series 2005-10, Class 11A1, 5.500%, 11/25/20	3,542
110	Series 2005-10, Class 12A1, 5.250%, 11/25/20	105
	CSMC Mortgage-Backed Trust
128	Series 2006-8, Class 5A1, VAR, 5.691%, 10/25/26	110
1,288	Series 2007-2, Class 3A13, 5.500%, 03/25/37	1,180
271	Series 2007-3, Class 4A5, 5.000%, 04/25/37	250
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
335	Series 2005-1, Class 2A1, VAR, 5.829%, 02/25/20	342
120	Series 2005-2, Class 2A1, VAR, 0.727%, 03/25/20	114
5,350	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, VAR, 0.686%, 08/19/45	4,539
880	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 4.027%, 04/25/24	789
	First Horizon Alternative Mortgage Securities Trust
227	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	223
1,129	Series 2006-FA6, Class 3A1, 5.750%, 11/25/21	1,127
	First Horizon Mortgage Pass-Through Trust
582	Series 2004-AR7, Class 4A1, VAR, 2.641%, 02/25/35	575
4,591	Series 2005-5, Class 1A6, 5.500%, 10/25/35	4,487
911	Series 2006-2, Class 1A3, 6.000%, 08/25/36	863
120	Series 2006-2, Class 1A7, 6.000%, 08/25/36	113
919	Series 2006-3, Class 1A13, 6.250%, 11/25/36	885
	GMACM Mortgage Loan Trust
1,394	Series 2004-AR2, Class 3A, VAR, 3.194%, 08/19/34	1,346

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
861	Series 2005-AR1, Class 3A, VAR, 3.052%, 03/18/35	840
1,894	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	1,475
	GSR Mortgage Loan Trust
478	Series 2004-15F, Class 1A2, 5.500%, 12/25/34	511
641	Series 2005-1F, Class 2A3, 6.000%, 02/25/35	655
290	Series 2005-AR3, Class 6A1, VAR, 2.686%, 05/25/35	268
6,376	Series 2005-AR4, Class 3A5, VAR, 2.905%, 07/25/35	6,220
2,955	Series 2006-1F, Class 2A9, 6.000%, 02/25/36	2,673
1,825	Series 2006-1F, Class 2A16, 6.000%, 02/25/36	1,650
701	Series 2006-9F, Class 8A1, 5.500%, 08/25/21	647
1,007	Series 2007-1F, Class 3A13, 6.000%, 01/25/37	950
548	HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.736%, 08/19/45	506
	Impac CMB Trust
1,928	Series 2004-5, Class 1A1, VAR, 1.147%, 10/25/34	1,812
702	Series 2004-5, Class 1M2, VAR, 1.297%, 10/25/34	642
4,151	Series 2004-6, Class 1A2, VAR, 1.207%, 10/25/34	3,823
1,520	Series 2004-7, Class 1A2, VAR, 1.347%, 11/25/34	1,413
6,213	Series 2004-9, Class 1A1, VAR, 1.187%, 01/25/35	5,651
2,548	Series 2004-10, Class 3A1, VAR, 1.127%, 03/25/35	2,302
888	Series 2005-1, Class 1A1, VAR, 0.947%, 04/25/35	803
961	Series 2005-4, Class 1A1A, VAR, 0.967%, 05/25/35	883
1,134	Impac CMB Trust Series, Series 2005-2, Class 1A2, VAR, 1.047%, 04/25/35	985
532	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A4, 3.750%, 08/25/33	499
	IndyMac INDX Mortgage Loan Trust
819	Series 2005-AR3, Class 3A1, VAR, 2.587%, 04/25/35	790

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
2,050	Series 2005-AR14, Class 2A1A, VAR, 0.727%, 07/25/35	1,758
	JP Morgan Mortgage Trust
381	Series 2004-A6, Class 1A1, VAR, 2.748%, 12/25/34	373
1,115	Series 2005-A3, Class 6A6, VAR, 2.638%, 06/25/35	1,085
442	Series 2005-A8, Class 1A1, VAR, 2.635%, 11/25/35	416
291	Series 2006-S2, Class 2A1, 5.000%, 06/25/21	271
167	Series 2006-S3, Class 2A4, 5.500%, 08/25/21	167
879	Series 2007-A1, Class 2A2, VAR, 2.705%, 07/25/35	858
164	Series 2007-S3, Class 2A3, 6.000%, 08/25/22	163
2,381	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	2,100
	Lehman XS Trust
12,722	Series 2005-5N, Class 3A1A, VAR, 0.727%, 11/25/35	10,853
8,600	Series 2005-7N, Class 1A1A, VAR, 0.697%, 12/25/35	7,364
	MASTR Alternative Loan Trust
883	Series 2004-8, Class 1A1, 6.500%, 09/25/34	936
2,757	Series 2004-12, Class 3A1, 6.000%, 12/25/34	2,901
916	Series 2005-3, Class 1A1, 5.500%, 04/25/35	923
481	Series 2005-5, Class 3A1, 5.750%, 08/25/35	407
1,515	Series 2005-6, Class 1A2, 5.500%, 12/25/35	1,348
1,409	Series 2006-3, Class 3A1, 5.500%, 06/25/21	1,316
	Merrill Lynch Mortgage Investors Trust
297	Series 2005-1, Class 2A1, VAR, 2.218%, 04/25/35	287
939	Series 2005-1, Class 2A2, VAR, 2.218%, 04/25/35	909
636	Series 2006-AF2, Class AF2, 6.250%, 10/25/36	544
	Morgan Stanley Mortgage Loan Trust
805	Series 2004-8AR, Class 4A1, VAR, 2.518%, 10/25/34	795
1,266	Series 2004-9, Class 1A, VAR, 5.831%, 11/25/34	1,304

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
201	Series 2005-4, Class 1A, 5.000%, 08/25/35	203
2,292	Series 2006-2, Class 1A, 5.250%, 02/25/21	2,207
	MortgageIT Trust
8,644	Series 2005-3, Class A1, VAR, 0.727%, 08/25/35	7,982
1,153	Series 2005-5, Class A1, VAR, 0.687%, 12/25/35	1,042
181	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 2A5, SUB, 5.159%, 03/25/35	185
3,484	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-5, Class 1APT, VAR, 0.707%, 12/25/35	3,021
1,141	Opteum Mortgage Acceptance Corp. Trust, Series 2005-4, Class 1A2, VAR, 0.817%, 11/25/35	1,047
	RALI Trust
96	Series 2003-QS20, Class CB, 5.000%, 11/25/18	98
3,580	Series 2004-QA3, Class CB2, VAR, 3.673%, 08/25/34	3,630
631	Series 2004-QS15, Class A2, VAR, 0.827%, 11/25/34	613
235	Series 2005-QS2, Class A1, 5.500%, 02/25/35	235
4,108	Series 2005-QS6, Class A1, 5.000%, 05/25/35	3,632
1,932	Series 2005-QS17, Class A3, 6.000%, 12/25/35	1,682
3,816	Series 2006-QS4, Class A2, 6.000%, 04/25/36	3,259
147	Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	139
	Residential Asset Securitization Trust
356	Series 2004-A6, Class A1, 5.000%, 08/25/19	356
422	Series 2004-A8, Class A1, 5.250%, 11/25/34	425
5,735	Series 2005-A3, Class A2, 5.500%, 04/25/35	5,235
3,426	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	3,268
252	Series 2005-A14, Class A1, 5.500%, 12/25/35	228
	RFMSI Trust
833	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	839

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
285	Series 2005-S7, Class A6, 5.500%, 11/25/35	284
228	Series 2006-S10, Class 2A1, 5.500%, 10/25/21	227
89	Series 2006-S12, Class 2A2, 6.000%, 12/25/36	85
2,044	Sequoia Mortgage Trust, Series 2007-3, Class 1A1, VAR, 0.626%, 07/20/36	1,845
	Structured Adjustable Rate Mortgage Loan Trust
1,748	Series 2004-16, Class 5A2, VAR, 2.598%, 11/25/34	1,730
902	Series 2005-17, Class 4A3, VAR, 2.746%, 08/25/35	881
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1,039	Series 2003-35, Class B1, VAR, 5.528%, 12/25/33	864
8,837	Series 2004-10, Class 1A1, VAR, 5.412%, 06/25/34	9,113
	Structured Asset Securities Corp. Trust
697	Series 2005-6, Class 2A3, 5.500%, 05/25/35	713
447	Series 2005-6, Class 5A2, 5.000%, 05/25/35	456
	WaMu Mortgage Pass-Through Certificates Trust
2,294	Series 2004-AR10, Class A1B, VAR, 0.847%, 07/25/44	2,201
2,987	Series 2004-AR11, Class A, VAR, 2.553%, 10/25/34	3,008
6,778	Series 2005-AR5, Class A6, VAR, 2.454%, 05/25/35	6,761
558	Series 2005-AR7, Class A3, VAR, 2.492%, 08/25/35	548
4,475	Series 2005-AR14, Class 1A3, VAR, 2.525%, 12/25/35	4,297
2,770	Series 2005-AR14, Class 1A4, VAR, 2.525%, 12/25/35	2,669
87	Series 2005-AR15, Class A1A1, VAR, 0.687%, 11/25/45	81
1,679	Series 2005-AR16, Class 1A1, VAR, 2.557%, 12/25/35	1,582
202	Series 2005-AR18, Class 1A3A, VAR, 2.510%, 01/25/36	200
798	Series 2006-AR2, Class 1A1, VAR, 2.413%, 03/25/36	753
1,513	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	1,415

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2,492	Series 2005-1, Class 1A3, 5.500%, 03/25/35	2,404
1,213	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,144
1,944	Series 2005-10, Class 4CB1, 5.750%, 12/25/35	1,836
409	Series 2006-5, Class 2CB5, 6.500%, 07/25/36	343
2,427	Series 2007-1, Class 2A1, 6.000%, 01/25/22	2,342
	Wells Fargo Mortgage-Backed Securities Trust
1,159	Series 2004-BB, Class A5, VAR, 2.848%, 01/25/35	1,166
11,119	Series 2004-DD, Class 1A1, VAR, 2.832%, 01/25/35	11,061
432	Series 2004-DD, Class 2A6, VAR, 2.833%, 01/25/35	428
5,966	Series 2004-M, Class A1, VAR, 2.739%, 08/25/34	6,046
8,132	Series 2004-N, Class A6, VAR, 2.730%, 08/25/34	8,123
7,722	Series 2004-N, Class A7, VAR, 2.730%, 08/25/34	7,714
815	Series 2004-Q, Class 1A2, VAR, 2.741%, 09/25/34	823
253	Series 2005-AR2, Class 2A2, VAR, 2.688%, 03/25/35	256
913	Series 2005-AR3, Class 2A1, VAR, 2.736%, 03/25/35	920
644	Series 2005-AR4, Class 2A2, VAR, 2.723%, 04/25/35	645
3,092	Series 2005-AR5, Class 1A1, VAR, 2.690%, 04/25/35	3,073
332	Series 2005-AR7, Class 2A1, VAR, 2.741%, 05/25/35	327
5,630	Series 2005-AR8, Class 1A1, VAR, 2.739%, 06/25/35	5,712
3,866	Series 2005-AR10, Class 1A1, VAR, 2.750%, 06/25/35	3,931
778	Series 2005-AR11, Class 1A1, VAR, 2.760%, 06/25/35	770
2,943	Series 2005-AR16, Class 6A3, VAR, 2.735%, 10/25/35	2,948
465	Series 2005-AR16, Class 7A1, VAR, 2.740%, 10/25/35	452

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
2,155	Series 2006-4, Class 1A9, 5.750%, 04/25/36	2,213
1,162	Series 2006-AR2, Class 2A1, VAR, 2.781%, 03/25/36	1,151
590	Series 2006-AR2, Class 2A3, VAR, 2.781%, 03/25/36	579
3,462	Series 2006-AR6, Class 5A1, VAR, 2.756%, 03/25/36	3,444
681	Series 2006-AR19, Class A3, VAR, 5.612%, 12/25/36	643
557	Series 2007-2, Class 1A13, 6.000%, 03/25/37	548
1,045	Series 2007-15, Class A1, 6.000%, 11/25/37	1,034

	Total Collateralized Mortgage Obligations (Cost $443,949)	448,638

Commercial Mortgage-Backed Securities — 1.4%
	United States — 1.4%
	Banc of America Commercial Mortgage Trust,
785	Series 2006-1, Class C, VAR, 5.509%, 09/10/45	785
3,270	Series 2006-2, Class B, VAR, 6.055%, 05/10/45	3,269
2,350	Series 2007-3, Class AJ, VAR, 5.742%, 06/10/49	2,345
5,000	Series 2007-3, Class B, VAR, 5.742%, 06/10/49	4,957
	Bear Stearns Commercial Mortgage Securities Trust,
3,986	Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	4,024
7,165	Series 2006-PW13, Class C, VAR, 5.680%, 09/11/41 (e)	7,070
7,080	Series 2007-PW16, Class AJ, VAR, 5.911%, 06/11/40	6,943
5,790	Series 2007-PW17, Class AJ, VAR, 6.080%, 06/11/50	5,714
5,769	CD Commercial Mortgage Trust, Series 2005-CD1, Class E, VAR, 5.475%, 07/15/44	5,758
	CD Mortgage Trust,
2,400	Series 2007-CD5, Class B, VAR, 6.323%, 11/15/44	2,485
3,159	Series 2007-CD5, Class D, VAR, 6.323%, 11/15/44 (e)	3,181

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
5,385	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class AJ, VAR, 6.033%, 03/15/49	5,362
	COMM Mortgage Trust,
4,585	Series 2006-C8, Class AJ, 5.377%, 12/10/46	4,542
5,400	Series 2015-CR23, Class CMC, VAR, 3.807%, 05/10/48 (e)	5,170
2,275	Commercial Mortgage Trust, Series 2007-GG11, Class AJ, VAR, 6.237%, 12/10/49	2,254
2,560	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class E, VAR, 5.719%, 02/15/39	2,549
2,860	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	2,858
4,150	GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.622%, 11/10/39	4,118
	JP Morgan Chase Commercial Mortgage Securities Trust,
4,900	Series 2006-LDP8, Class D, VAR, 5.618%, 05/15/45	4,788
4,850	Series 2007-LD11, Class AM, VAR, 5.960%, 06/15/49	4,943
	LB-UBS Commercial Mortgage Trust,
1,500	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	1,506
2,410	Series 2006-C6, Class B, VAR, 5.472%, 09/15/39	2,401
4,800	Series 2007-C1, Class AJ, 5.484%, 02/15/40	4,787
1,240	Series 2007-C1, Class C, VAR, 5.533%, 02/15/40	1,244
9,200	Series 2007-C6, Class AJ, VAR, 6.324%, 07/15/40	9,317
2,400	ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AJ, VAR, 5.485%, 07/12/46	2,394
	Morgan Stanley Capital I Trust,
2,042	Series 2005-HQ7, Class C, VAR, 5.350%, 11/14/42	2,039
1,750	Series 2006-HQ8, Class AJ, VAR, 5.683%, 03/12/44	1,748
3,480	Series 2006-HQ8, Class C, VAR, 5.683%, 03/12/44	3,464
3,584	Series 2006-HQ9, Class D, VAR, 5.862%, 07/12/44	3,556
6,890	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	6,840

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	United States — continued
5,225	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	5,236
2,922	Series 2007-HQ11, Class B, VAR, 5.538%, 02/12/44	2,877
3,255	Series 2007-HQ12, Class B, VAR, 5.903%, 04/12/49	3,295
	Wachovia Bank Commercial Mortgage Trust,
5,100	Series 2006-C24, Class AJ, VAR, 5.658%, 03/15/45	5,095
3,400	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	3,341
7,275	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	7,224
1,200	Series 2007-C31, Class C, VAR, 5.869%, 04/15/47	1,163
2,075	Series 2007-C33, Class AJ, VAR, 6.149%, 02/15/51	2,090
2,650	Series 2007-C33, Class B, VAR, 6.149%, 02/15/51	2,592
6,313	Series 2007-C33, Class C, VAR, 6.149%, 02/15/51	6,045
2,500	Series 2007-C34, Class AJ, VAR, 6.142%, 05/15/46	2,503
1,500	Series 2007-C34, Class B, VAR, 6.217%, 05/15/46	1,460

	Total Commercial Mortgage-Backed Securities (Cost $169,716)	165,332

SHARES
Common Stocks — 36.6%
	Australia — 1.0%
1,370	Dexus Property Group	7,225
1,745	Goodman Group	7,641
8,925	Mirvac Group	12,186
5,347	Scentre Group	16,704
2,123	Suncorp Group Ltd.	17,713
2,611	Transurban Group	20,129
4,964	Westfield Corp.	35,339

		116,937

	Belgium — 0.3%
211	Ageas	8,566
157	KBC Groep N.V.	9,010
273	Proximus SADP	9,451
31	Warehouses De Pauw CVA	2,532

		29,559

SHARES	SECURITY DESCRIPTION	VALUE
	Bermuda — 0.0% (g)
34	Validus Holdings Ltd.	1,502

	Brazil — 0.1%
494	AMBEV S.A., ADR	2,305
444	Banco do Brasil S.A.	1,537
325	BB Seguridade Participacoes S.A.	1,878
183	Tractebel Energia S.A.	1,548

		7,268

	Canada — 0.2%
453	Allied Properties Real Estate Investment Trust	10,771
296	Canadian Apartment Properties REIT	6,311
244	RioCan Real Estate Investment Trust	4,308

		21,390

	Chile — 0.0% (g)
147	Banco Santander Chile, ADR	2,540

	China — 0.1%
3,379	China Construction Bank Corp., Class H	2,063
189	Fuyao Glass Industry Group Co., Ltd., Class H (a) (e)	385
3,809	Industrial & Commercial Bank of China Ltd., Class H	1,982

		4,430

	Czech Republic — 0.0% (g)
13	Komercni Banka A.S.	2,816

	Denmark — 0.4%
1,222	Danske Bank A/S	32,885
94	Pandora A/S	12,531

		45,416

	Finland — 0.9%
280	Elisa OYJ	10,127
252	Kone OYJ, Class B	11,085
1,761	Nokia OYJ	12,685
266	Nokian Renkaat OYJ	9,052
273	Orion OYJ, Class B	9,008
273	Sampo OYJ, Class A	13,206
1,073	Stora Enso OYJ, Class R	8,744
2,144	UPM-Kymmene OYJ	34,934

		108,841

	France — 2.3%
1,844	AXA S.A.	45,570
329	BNP Paribas S.A.	15,598
289	Bouygues S.A.	11,307
966	Credit Agricole S.A.	9,640
353	Eutelsat Communications S.A.	11,416

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	France — continued
68	Gecina S.A.	8,726
528	Klepierre	22,873
300	Lagardere S.C.A.	8,514
798	Orange S.A.	14,173
273	SCOR SE	9,508
326	Societe Generale S.A.	12,419
485	Suez Environnement Co.	8,993
289	Unibail-Rodamco SE	72,810
483	Veolia Environnement S.A.	11,651

		263,198

	Germany — 1.8%
134	Allianz SE	21,659
689	alstria office REIT-AG (a)	8,583
96	Axel Springer SE	4,981
193	Bayer AG	21,714
634	Daimler AG	44,364
1,806	Deutsche Telekom AG	31,456
237	Deutsche Wohnen AG	6,248
82	Hannover Rueck SE	8,615
77	Muenchener Rueckversicherungs-Gesellschaft AG	14,922
190	ProSiebenSat.1 Media SE	9,509
203	Siemens AG	19,453
1,598	Telefonica Deutschland Holding AG	7,928
417	TUI AG	7,077

		206,509

	Hong Kong — 0.2%
168	China Mobile Ltd.	1,845
802	China Resources Power Holdings Co., Ltd.	1,364
129	Hang Seng Bank Ltd.	2,138
1,164	Hongkong Land Holdings Ltd.	7,336
1,198	Link REIT	6,873
2,520	New World Development Co., Ltd.	2,063
692	Sands China Ltd.	2,416
92	VTech Holdings Ltd.	923

		24,958

	Hungary — 0.0% (g)
78	OTP Bank plc	1,663

	India — 0.0% (g)
373	Coal India Ltd.	1,764
432	ITC Ltd.	2,050

		3,814

	Indonesia — 0.0% (g)
6,898	Telekomunikasi Indonesia Persero Tbk PT	1,692

SHARES		SECURITY DESCRIPTION	VALUE
		Ireland — 0.3%
354		Accenture plc, Class A	37,394

		Italy — 0.7%
623		Assicurazioni Generali S.p.A.	9,352
927		Atlantia S.p.A.	24,298
—	(h)	Ferrari N.V. (a)	—	(h)
9,607		Intesa Sanpaolo S.p.A.	27,373
2,149		Snam S.p.A.	12,059
1,767		Terna Rete Elettrica Nazionale S.p.A.	9,468

			82,550

		Japan — 1.6%
4		GLP J-Reit	3,907
549		Japan Airlines Co., Ltd.	20,621
3		Japan Logistics Fund, Inc.	5,624
1		Japan Real Estate Investment Corp.	7,187
2		Japan Retail Fund Investment Corp.	4,296
934		Japan Tobacco, Inc.	36,571
5,041		Mitsubishi UFJ Financial Group, Inc.	25,849
4		Nippon Prologis REIT, Inc.	6,621
926		Nippon Telegraph & Telephone Corp.	39,431
4		Orix JREIT, Inc.	6,227
385		Seven & i Holdings Co., Ltd.	17,190
271		Toyota Motor Corp.	16,340

			189,864

		Luxembourg — 0.1%
106		RTL Group S.A.	8,607

		Mexico — 0.0% (g)
1,186		Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,836

		Netherlands — 1.1%
1,285		Aegon N.V.	7,268
219		Boskalis Westminster	8,613
72		Eurocommercial Properties N.V., CVA	3,161
2,553		ING Groep N.V., CVA	29,082
518		Koninklijke Ahold N.V.	11,713
1,057		NN Group N.V.	35,804
1,178		Royal Dutch Shell plc, Class B	25,666
202		Vastned Retail N.V.	8,825

			130,132

		Norway — 0.5%
1,831		DNB ASA	22,091
611		Gjensidige Forsikring ASA	9,729
1,314		Orkla ASA	10,644
673		Telenor ASA	10,973

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Norway — continued
220	Yara International ASA	8,348

		61,785

	Poland — 0.0% (g)
190	Powszechny Zaklad Ubezpieczen S.A.	1,513

	Portugal — 0.2%
3,147	EDP - Energias de Portugal S.A.	10,988
837	Galp Energia SGPS S.A.	9,930

		20,918

	Russia — 0.1%
51	Lukoil PJSC, ADR	1,742
67	MegaFon PJSC, Reg. S, GDR	806
864	MMC Norilsk Nickel PJSC, ADR	10,009
18	MMC Norilsk Nickel PJSC, ADR	213
114	Mobile TeleSystems PJSC, ADR	796
828	Moscow Exchange MICEX-RTS PJSC	1,057
87	Severstal PAO, Reg. S, GDR	704

		15,327

	Singapore — 0.1%
1,177	Ascendas Real Estate Investment Trust	1,930
1,879	CapitaLand Commercial Trust Ltd.	1,719
2,620	Hutchison Port Holdings Trust, Class U	1,252

		4,901

	South Africa — 0.1%
264	AVI Ltd.	1,323
232	Barclays Africa Group Ltd.	2,118
117	Bidvest Group Ltd. (The)	2,698
793	FirstRand Ltd.	2,249
153	Imperial Holdings Ltd.	1,176
860	Life Healthcare Group Holdings Ltd.	1,899
1,112	MMI Holdings Ltd.	1,593
141	Vodacom Group Ltd.	1,294

		14,350

	South Korea — 0.1%
35	Kangwon Land, Inc. (a)	1,208
28	KT&G Corp.	2,454
2	Samsung Electronics Co., Ltd.	1,471
80	SK Telecom Co., Ltd., ADR	1,572

		6,705

	Spain — 0.7%
324	ACS Actividades de Construccion y Servicios S.A.	8,238
6	ACS Actividades de Construccion y Servicios S.A. (a)	140

SHARES	SECURITY DESCRIPTION	VALUE
	Spain — continued
362	Enagas S.A.	10,527
505	Endesa S.A.	9,785
338	Ferrovial S.A.	7,416
451	Gas Natural SDG S.A.	8,858
2,345	Iberdrola S.A.	16,484
3,744	Mapfre S.A.	8,410
130	Red Electrica Corp. S.A.	10,525

		80,383

	Sweden — 0.5%
466	Electrolux AB, Series B	10,155
235	ICA Gruppen AB	8,297
1,049	Skandinaviska Enskilda Banken AB, Class A	10,111
878	Svenska Handelsbanken AB, Class A	11,048
527	Swedbank AB, Class A	11,063

		50,674

	Switzerland — 1.3%
44	Baloise Holding AG	5,362
5	Banque Cantonale Vaudoise (a)	2,804
37	Cembra Money Bank AG (a)	2,235
81	Chubb Ltd.	9,110
79	Kuehne + Nagel International AG	10,404
298	Nestle S.A.	21,931
191	Novartis AG	14,807
189	Roche Holding AG	48,967
112	Swiss Prime Site AG (a)	8,934
322	Swiss Re AG	30,011

		154,565

	Taiwan — 0.3%
122	Asustek Computer, Inc.	989
886	Cheng Shin Rubber Industry Co., Ltd.	1,369
263	Chicony Electronics Co., Ltd.	547
567	Delta Electronics, Inc.	2,401
483	Far EasTone Telecommunications Co., Ltd. (a)	998
253	MediaTek, Inc.	1,646
438	Novatek Microelectronics Corp.	1,836
310	President Chain Store Corp.	2,050
1,127	Quanta Computer, Inc.	1,797
8,253	Siliconware Precision Industries Co., Ltd.	12,780
156	Simplo Technology Co., Ltd.	472
767	Taiwan Mobile Co., Ltd.	2,308
148	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,302

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Taiwan — continued
1,857	Vanguard International Semiconductor Corp.	2,666

		35,161

	Thailand — 0.0% (g)
131	Siam Cement PCL (The)	1,585

	Turkey — 0.0% (g)
496	Eregli Demir ve Celik Fabrikalari TAS	520
285	Tofas Turk Otomobil Fabrikasi A.S.	1,968
206	Turkcell Iletisim Hizmetleri A.S.	736

		3,224

	United Arab Emirates — 0.0% (g)
472	First Gulf Bank PJSC	1,293

	United Kingdom — 6.8%
423	Admiral Group plc	10,750
707	AstraZeneca plc	45,503
4,539	Aviva plc	31,307
6,999	BAE Systems plc	51,760
5,011	Barclays plc	13,409
1,117	Barratt Developments plc	9,578
4,522	BP plc	24,421
467	British American Tobacco plc	26,001
3,145	British Land Co. plc (The)	33,321
1,836	BT Group plc	12,776
3,641	Centrica plc	10,683
6,162	Direct Line Insurance Group plc	33,100
342	easyJet plc	7,583
3,652	GlaxoSmithKline plc	75,243
2,729	Hammerson plc	22,798
4,509	HSBC Holdings plc	31,803
345	Imperial Tobacco Group plc	18,666
556	Inmarsat plc	8,748
1,926	Intu Properties plc	8,242
2,925	ITV plc	11,182
2,531	J Sainsbury plc	8,888
3,380	Legal & General Group plc	11,798
20,846	Lloyds Banking Group plc	19,530
1,511	Marks & Spencer Group plc	9,175
1,313	National Grid plc	18,497
106	Next plc	10,521
1,374	Persimmon plc (a)	40,104
599	Petrofac Ltd.	6,828
138	Provident Financial plc	5,811
430	Rio Tinto plc	10,546
1,487	Royal Mail plc	9,775

SHARES	SECURITY DESCRIPTION	VALUE
	United Kingdom — continued
2,279	Safestore Holdings plc	11,153
2,732	Segro plc	17,144
322	Severn Trent plc	10,112
664	Sky plc	10,272
1,681	Standard Life plc	8,785
997	Tate & Lyle plc	8,932
3,984	Taylor Wimpey plc	10,986
699	Unilever plc	30,725
768	United Utilities Group plc	10,512
12,269	Vodafone Group plc	39,438

		796,406

	United States — 14.8%
88	3M Co.	13,259
121	AbbVie, Inc.	6,658
1,208	Altria Group, Inc.	73,844
106	Analog Devices, Inc.	5,695
511	Apartment Investment & Management Co., Class A	20,022
248	Apple, Inc.	24,146
49	Arthur J. Gallagher & Co.	1,839
733	AT&T, Inc.	26,432
90	Automatic Data Processing, Inc.	7,517
227	AvalonBay Communities, Inc.	38,894
265	BB&T Corp.	8,663
206	Boston Properties, Inc.	23,939
261	Brandywine Realty Trust	3,349
568	Bristol-Myers Squibb Co.	35,334
125	Camden Property Trust	9,523
90	Chevron Corp.	7,773
114	Cincinnati Financial Corp.	6,555
82	Cinemark Holdings, Inc.	2,431
558	CME Group, Inc.	50,109
202	CMS Energy Corp.	7,862
205	Coca-Cola Co. (The)	8,815
105	Coca-Cola Enterprises, Inc.	4,885
265	Columbia Pipeline Group, Inc.	4,924
79	Comcast Corp., Class A	4,417
93	ConocoPhillips	3,650
1	Constar International, Inc., Class A, ADR (a)	—
24	Cullen/Frost Bankers, Inc.	1,173
823	DiamondRock Hospitality Co.	6,827
287	Douglas Emmett, Inc.	8,495
77	Dr. Pepper Snapple Group, Inc.	7,228
37	DTE Energy Co.	3,118

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — continued
		United States — continued
346		Duke Realty Corp.	6,974
4		Dynegy, Inc. (a)	44
408		E.I. du Pont de Nemours & Co.	21,527
84		Edison International	5,173
10		EI du Pont de Nemours & Co. (a)	536
167		Eli Lilly & Co.	13,236
583		Equity One, Inc.	16,166
127		Extra Space Storage, Inc.	11,526
227		Exxon Mobil Corp.	17,700
133		Fidelity National Information Services, Inc.	7,933
764		General Growth Properties, Inc.	21,423
1,120		General Motors Co.	33,199
957		HCP, Inc.	34,398
40		Hershey Co. (The)	3,559
213		Highwoods Properties, Inc.	9,010
579		Home Depot, Inc. (The)	72,865
150		Honeywell International, Inc.	15,473
144		Illinois Tool Works, Inc.	12,933
185		Johnson & Johnson	19,281
91		Kilroy Realty Corp.	5,084
59		Kimberly-Clark Corp.	7,608
1,254		Kimco Realty Corp.	34,103
534		KLA-Tencor Corp.	35,795
104		L Brands, Inc.	10,018
833		LaSalle Hotel Properties	18,457
551		Liberty Property Trust	16,149
41		M&T Bank Corp.	4,511
227		Macerich Co. (The)	17,704
51		Marathon Petroleum Corp.	2,151
367		Merck & Co., Inc.	18,613
219		MetLife, Inc.	9,781
1,624		Microsoft Corp.	89,440
287		Mondelez International, Inc., Class A	12,360
966		Morgan Stanley	25,010
94		National Health Investors, Inc.	5,692
302		National Retail Properties, Inc.	12,987
3		Nebraska Book Holdings, Inc. (a)	4
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a)	100
270		NextEra Energy, Inc.	30,195
178		NII Holdings, Inc. (a)	648
265		NiSource, Inc.	5,576
142		Northern Trust Corp.	8,813
1,102		Occidental Petroleum Corp.	75,822

SHARES	SECURITY DESCRIPTION	VALUE
	United States — continued
283	Omega Healthcare Investors, Inc.	8,981
261	Parkway Properties, Inc.	3,517
158	Pebblebrook Hotel Trust	3,856
46	PepsiCo, Inc.	4,578
1,895	Pfizer, Inc.	57,765
186	Philip Morris International, Inc.	16,753
153	PNC Financial Services Group, Inc. (The)	13,246
62	PPG Industries, Inc.	5,938
341	PPL Corp.	11,944
175	Procter & Gamble Co. (The)	14,314
1,278	Prologis, Inc.	50,440
107	Public Storage	27,004
291	Regency Centers Corp.	21,094
174	Simon Property Group, Inc.	32,326
193	SL Green Realty Corp.	18,626
24	Snap-on, Inc.	3,887
3	Somerset Cayuga Holding Co., Inc. (a)	70
1,737	Spirit Realty Capital, Inc.	18,202
139	T. Rowe Price Group, Inc.	9,894
195	Texas Instruments, Inc.	10,337
174	Time Warner, Inc.	12,271
183	Travelers Cos., Inc. (The)	19,554
353	U.S. Bancorp	14,130
164	United Technologies Corp.	14,395
135	UnitedHealth Group, Inc.	15,551
138	V.F. Corp.	8,639
340	Verizon Communications, Inc.	16,995
83	Vornado Realty Trust	7,369
1,385	Wells Fargo & Co.	69,572
192	Welltower, Inc.	11,940
181	Xcel Energy, Inc.	6,905

		1,727,046

	Total Common Stocks (Cost $4,089,564)	4,269,752

PRINCIPAL AMOUNT
Convertible Bonds — 1.0%
	Belgium — 0.0% (g)
EUR 700	Bekaert S.A., Series BEKB, 0.750%, 06/18/18	764

	Bermuda — 0.0% (g)
200	Horizon Pharma Investment Ltd., 2.500%, 03/15/22 (e)	175
400	Jazz Investments I Ltd., 1.875%, 08/15/21	407

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — continued
		Bermuda — continued

			582

		Cayman Islands — 0.1%
HKD	4,000	ASM Pacific Technology Ltd., 2.000%, 03/28/19	509
HKD	12,000 Units	Hengan International Group Co., Ltd., Reg. S, Zero Coupon, 06/27/18	1,615
HKD	8,000	Kingsoft Corp., Ltd., 1.250%, 04/11/19	982
		Qihoo 360 Technology Co., Ltd.,
	600	0.500%, 08/15/20	579
	1,400	1.750%, 08/15/21	1,339
	600	2.500%, 09/15/18	590
	1,739	SINA Corp., 1.000%, 12/01/18	1,688
	946	SouFun Holdings Ltd., 2.000%, 12/15/18	917
	500	TPK Holding Co., Ltd., Reg. S, Zero Coupon, 04/08/20	415

			8,634

		France — 0.0% (g)
EUR	17,092 Units	Air France-KLM, 2.030%, 02/15/23	2,034

		Germany — 0.0% (g)
EUR	800	Rocket Internet SE, 3.000%, 07/22/22	659

		Luxembourg — 0.0% (g)
	3,600	Subsea 7 S.A., Reg. S, 1.000%, 10/05/17	3,231

		Malaysia — 0.0% (g)
	1,400	Cahaya Capital Ltd., Zero Coupon, 09/18/21	1,344

		Mexico — 0.0% (g)
	400	Cemex S.A.B. de C.V., 3.750%, 03/15/18	338

		Netherlands — 0.1%
EUR	1,900	America Movil B.V., 5.500%, 09/17/18	2,136
EUR	600	Amorim Energia B.V., Reg. S, 3.375%, 06/03/18	638
	4,560 Units	Fiat Chrysler Automobiles N.V., 7.875%, 12/15/16	2,921
	1,800	STMicroelectronics N.V., 1.000%, 07/03/21	1,726
	1,481	Yandex N.V., 1.125%, 12/15/18	1,273

			8,694

		Singapore — 0.0% (g)
SGD	8,250	CapitaLand Ltd., Reg. S, 1.850%, 06/19/20	5,373

		South Africa — 0.0% (g)
ZAR	110	Shoprite Investments Pty Ltd., Reg. S, 6.500%, 04/03/17	733

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Spain — 0.1%
EUR	700	OHL Investments S.A., Reg. S, 4.000%, 04/25/18	618
EUR	2,500	Telefonica Participaciones SAU, 4.900%, 09/25/17	2,408
EUR	4,300	Telefonica S.A., Reg. S, 6.000%, 07/24/17	5,216

			8,242

		Taiwan — 0.0% (g)
	500	Siliconware Precision Industries Co., Ltd., Zero Coupon, 10/31/19	517

		United Arab Emirates — 0.1%
		Aabar Investments PJSC,
EUR	2,800	0.500%, 03/27/20	2,218
EUR	1,500	1.000%, 03/27/22	1,146
	2,800	DP World Ltd., Reg. S, 1.750%, 06/19/24	2,688
	1,200	National Bank of Abu Dhabi PJSC, 1.000%, 03/12/18	1,146

			7,198

		United Kingdom — 0.0% (g)
GBP	700	Balfour Beatty Finance No.2 Ltd., Reg. S, 1.875%, 12/03/18	969
	1,900	Newford Capital Ltd., Zero Coupon, 05/12/16	2,099
HKD	10,000	Shine Power International Ltd., Zero Coupon, 07/28/19	1,239
HKD	11,000	Tong Jie Ltd., Zero Coupon, 02/18/18	1,449

			5,756

		United States — 0.6%
	1,245	Akamai Technologies, Inc., Zero Coupon, 02/15/19	1,164
		Ares Capital Corp.,
	2,400	4.750%, 01/15/18	2,430
	2,374	4.875%, 03/15/17	2,393
	1,025	Brocade Communications Systems, Inc., 1.375%, 01/01/20	951
	2,138	Centerpoint Energy Resources Corp., 4.184%, 09/15/29	1,268
	807	Cheniere Energy, Inc., 4.250%, 03/15/45	393
	977	Cobalt International Energy, Inc., 3.125%, 05/15/24	413
	997	Colony Capital, Inc., 3.875%, 01/15/21	872
	367	Dycom Industries, Inc., 0.750%, 09/15/21 (e)	359
	1,590	Extra Space Storage LP, 3.125%, 10/01/35 (e)	1,773
	1,758	FireEye, Inc., Series B, 1.625%, 06/01/35 (e)	1,342

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — continued
	United States — continued
889	Hologic, Inc., Series 2012, SUB, 2.000%, 03/01/42	1,091
649	IAS Operating Partnership LP, 5.000%, 03/15/18 (e)	611
1,025	Impax Laboratories, Inc., 2.000%, 06/15/22 (e)	951
	Intel Corp.,
5,169	2.950%, 12/15/35	6,332
1,867	3.250%, 08/01/39	2,852
823	Jarden Corp., 1.125%, 03/15/34	959
1,791	Liberty Interactive LLC, 4.000%, 11/15/29	1,007
1,890	Liberty Media Corp., 1.375%, 10/15/23	1,784
3,053	Microchip Technology, Inc., 1.625%, 02/15/25 (e)	2,935
1,851	Micron Technology, Inc., Series G, 3.000%, 11/15/43	1,299
GBP 1,300	National Grid North America, Inc., 0.900%, 11/02/20	1,908
1,000	NRG Yield, Inc., 3.250%, 06/01/20 (e)	820
1,564	Nuance Communications, Inc., 2.750%, 11/01/31	1,572
2,079	ON Semiconductor Corp., 1.000%, 12/01/20 (e)	1,835
2,357	Priceline Group, Inc. (The), 0.900%, 09/15/21	2,270
61	Real Mex Restaurants, Inc., 1.120%, 03/21/18	—
1,036	Redwood Trust, Inc., 4.625%, 04/15/18	956
581	SanDisk Corp., 0.500%, 10/15/20	597
546	Solarcity Corp., 1.625%, 11/01/19	360
	Spirit Realty Capital, Inc.,
1,074	2.875%, 05/15/19	1,040
1,082	3.750%, 05/15/21	1,047
3,040	Starwood Property Trust, Inc., 3.750%, 10/15/17	2,975
793	SunEdison, Inc., 0.250%, 01/15/20 (e)	161
826	SunPower Corp., 0.875%, 06/01/21	657
4,086	Tesla Motors, Inc., 1.250%, 03/01/21	3,284
861	Trinity Industries, Inc., 3.875%, 06/01/36	969
	Twitter, Inc.,
1,382	0.250%, 09/15/19	1,182
1,870	1.000%, 09/15/21	1,516
2,129	VEREIT, Inc., 3.750%, 12/15/20	1,912
1,688	Viavi Solutions, Inc., 0.625%, 08/15/33	1,559
1,616	Wright Medical Group, Inc., 2.000%, 02/15/20 (e)	1,530

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
3,079	Yahoo!, Inc., Zero Coupon, 12/01/18	2,969

		64,298

	Total Convertible Bonds (Cost $129,422)	118,397

Corporate Bonds — 35.9%
	Argentina — 0.0% (g)
	YPF S.A.,
890	8.500%, 07/28/25 (e)	825
950	Reg. S, 8.750%, 04/04/24	911

		1,736

	Australia — 0.1%
4,565	BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	4,073
364	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 7.125%, 05/01/18 (e)	349
1,560	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	1,498

		5,920

	Bahamas — 0.0% (g)
5,100	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21 (d)	867

	Bermuda — 0.1%
	Aircastle Ltd.,
3,400	6.750%, 04/15/17	3,532
7,097	7.625%, 04/15/20	7,771
3,730	Digicel Group Ltd., Reg. S, 7.125%, 04/01/22	2,718
425	Fly Leasing Ltd., 6.750%, 12/15/20	426
1,076	NCL Corp., Ltd., 5.250%, 11/15/19 (e)	1,081
955	Viking Cruises Ltd., 6.250%, 05/15/25 (e)	798

		16,326

	Brazil — 0.1%
2,703	Banco Daycoval S.A., Reg. S, 5.750%, 03/19/19	2,575
3,920	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	2,714

		5,289

	Canada — 1.6%
	1011778 B.C. ULC/New Red Finance, Inc.,
580	4.625%, 01/15/22 (e)	583
7,520	6.000%, 04/01/22 (e)	7,849
1,632	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)	1,661

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Canada — continued
	Baytex Energy Corp.,
339	5.125%, 06/01/21 (e)	204
359	5.625%, 06/01/24 (e)	208
	Bombardier, Inc.,
965	4.750%, 04/15/19 (e)	762
543	5.500%, 09/15/18 (e)	482
648	6.125%, 01/15/23 (e)	444
1,580	7.500%, 03/15/25 (e)	1,086
5,963	7.750%, 03/15/20 (e)	4,711
1,115	Brookfield Residential Properties, Inc., 6.375%, 05/15/25 (e)	939
890	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.125%, 07/01/22 (e)	781
	Cascades, Inc.,
1,420	5.500%, 07/15/22 (e)	1,359
1,450	5.750%, 07/15/23 (e)	1,385
6,527	Concordia Healthcare Corp., 7.000%, 04/15/23 (e)	5,679
885	Encana Corp., 5.150%, 11/15/41	502
	First Quantum Minerals Ltd.,
2,027	6.750%, 02/15/20 (e)	925
1,197	7.000%, 02/15/21 (e)	541
600	7.250%, 10/15/19 (e)	279
4,080	Garda World Security Corp., 7.250%, 11/15/21 (e)	3,182
2,106	HudBay Minerals, Inc., 9.500%, 10/01/20	1,295
2,175	Jupiter Resources, Inc., 8.500%, 10/01/22 (e)	772
	Lundin Mining Corp.,
1,800	7.500%, 11/01/20 (e)	1,530
1,795	7.875%, 11/01/22 (e)	1,449
1,847	Masonite International Corp., 5.625%, 03/15/23 (e)	1,893
2,838	Mattamy Group Corp., 6.500%, 11/15/20 (e)	2,583
	MEG Energy Corp.,
6,700	6.375%, 01/30/23 (e)	3,430
650	6.500%, 03/15/21 (e)	369
5,555	7.000%, 03/31/24 (e)	2,902
	New Gold, Inc.,
3,068	6.250%, 11/15/22 (e)	2,293
1,054	7.000%, 04/15/20 (e)	880
	NOVA Chemicals Corp.,
685	5.000%, 05/01/25 (e)	642
1,430	5.250%, 08/01/23 (e)	1,400
5,350	Novelis, Inc., 8.750%, 12/15/20	4,863

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Canada — continued
1,957	Open Text Corp., 5.625%, 01/15/23 (e)	1,947
	Pacific Exploration & Production Corp.,
1,350	5.375%, 01/26/19 (e)	161
1,350	Reg. S, 5.125%, 03/28/23	168
880	Reg. S, 5.375%, 01/26/19	105
1,709	Reg. S, 5.625%, 01/19/25	218
	Precision Drilling Corp.,
1,347	5.250%, 11/15/24	780
210	6.500%, 12/15/21	136
885	6.625%, 11/15/20	611
9,545	Quebecor Media, Inc., 5.750%, 01/15/23	9,605
50	Quebecor World Capital Corp., 6.125%, 01/15/16 (d)	—
50	Quebecor, Inc., 9.750%, 01/15/16 (d)	—
1,005	Taseko Mines Ltd., 7.750%, 04/15/19	543
9,855	Transcanada Trust, VAR, 5.625%, 05/20/75	8,845
4,028	Trinidad Drilling Ltd., 7.875%, 01/15/19 (e)	3,263
	Ultra Petroleum Corp.,
2,600	5.750%, 12/15/18 (e)	367
1,554	6.125%, 10/01/24 (e)	218
	Valeant Pharmaceuticals International, Inc.,
4,875	5.375%, 03/15/20 (e)	4,598
930	5.500%, 03/01/23 (e)	821
1,555	5.625%, 12/01/21 (e)	1,415
30,299	5.875%, 05/15/23 (e)	27,118
9,790	6.125%, 04/15/25 (e)	8,799
4,275	6.375%, 10/15/20 (e)	4,104
3,524	6.750%, 08/15/18 (e)	3,508
7,840	6.750%, 08/15/21 (e)	7,605
9,475	7.000%, 10/01/20 (e)	9,333
7,262	7.250%, 07/15/22 (e)	7,080
20,023	7.500%, 07/15/21 (e)	19,860
	Videotron Ltd.,
3,741	5.000%, 07/15/22	3,774
5,281	5.375%, 06/15/24 (e)	5,320

		190,165

	Cayman Islands — 0.1%
1,470	Comcel Trust via Comunicaciones Celulares S.A., Reg. S, 6.875%, 02/06/24	1,158
776	Odebrecht Finance Ltd., Reg. S, 7.125%, 06/26/42	349
5,606	Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22	1,205
925	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	664

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Cayman Islands –– continued
		Transocean, Inc.,
	460	6.500%, 11/15/20	278
	2,115	7.125%, 12/15/21	1,242
	6,107	UPCB Finance IV Ltd., 5.375%, 01/15/25 (e)	5,863
	2,250	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	2,385
	1,913	UPCB Finance VI Ltd., 6.875%, 01/15/22 (e)	2,018
	2,400	Vale Overseas Ltd., 6.875%, 11/21/36	1,515

			16,677

		Chile — 0.0% (g)
	4,040	Cencosud S.A., Reg. S, 5.500%, 01/20/21	4,080
	1,350	Empresa Electrica Angamos S.A., Reg. S, 4.875%, 05/25/29	1,168

			5,248

		Colombia — 0.1%
		Ecopetrol S.A.,
	8,932	7.375%, 09/18/43	6,822

		Croatia — 0.0% (g)
	2,540	Hrvatska Elektroprivreda, 5.875%, 10/23/22	2,584

		Finland — 0.0% (g)
		Nokia OYJ,
	904	5.375%, 05/15/19	952
	1,019	6.625%, 05/15/39	1,034

			1,986

		France — 0.3%
		Numericable-SFR SAS,
	2,529	4.875%, 05/15/19 (e)	2,510
	18,441	6.000%, 05/15/22 (e)	18,164
	3,730	6.250%, 05/15/24 (e)	3,637
	5,070	Orange S.A., 5.500%, 02/06/44	5,515

			29,826

		Georgia — 0.1%
		Georgian Railway JSC,
	4,580	7.750%, 07/11/22 (e)	4,601
	988	7.750%, 07/11/22	993

			5,594

		Germany — 0.1%
	2,014	Unitymedia GmbH, 6.125%, 01/15/25 (e)	2,045
		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
	800	5.000%, 01/15/25 (e)	798
EUR	582	5.125%, 01/21/23 (e)	659
	2,682	5.500%, 01/15/23 (e)	2,804

			6,306

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Hungary — 0.0% (g)
	MFB Magyar Fejlesztesi Bank Zrt,
3,820	6.250%, 10/21/20 (e)	4,202

	Indonesia — 0.1%
	Pertamina Persero PT,
5,340	Reg. S, 5.250%, 05/23/21	5,273
2,910	Reg. S, 6.000%, 05/03/42	2,372
6,410	Reg. S, 6.450%, 05/30/44	5,545

		13,190

	Ireland — 0.4%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
2,357	4.250%, 07/01/20	2,292
3,260	4.500%, 05/15/21	3,195
2,355	4.625%, 10/30/20	2,320
583	4.625%, 07/01/22	567
1,515	5.000%, 10/01/21	1,515
12,283	Ardagh Packaging Finance plc, 9.125%, 10/15/20 (e)	12,314
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.,
1,000	6.000%, 06/30/21 (e)	902
900	6.250%, 01/31/19 (e)	871
88	7.000%, 11/15/20 (e)	84
350	9.125%, 10/15/20 (e)	352
3,205	VAR, 3.512%, 12/15/19 (e)	3,065
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
10,650	6.000%, 07/15/23 (e)	10,703
1,770	6.000%, 02/01/25 (e)	1,748
920	Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	934
2,000	James Hardie International Finance Ltd., 5.875%, 02/15/23 (e)	2,020
3,100	Russian Railways Via RZD Capital plc, Reg. S, 5.700%, 04/05/22	2,968

		45,850

	Israel — 0.1%
5,600	Israel Electric Corp., Ltd., Reg. S, 5.000%, 11/12/24 (e)	5,684

	Italy — 0.1%
8,600	Enel S.p.A., VAR, 8.750%, 09/24/73 (e)	9,460
2,000	Telecom Italia S.p.A., 5.303%, 05/30/24 (e)	1,950

		11,410

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Japan — 0.0% (g)
4,299	SoftBank Group Corp., 4.500%, 04/15/20 (e)	4,280

	Kazakhstan — 0.1%
	KazMunayGas National Co. JSC,
11,596	Reg. S, 6.375%, 04/09/21	11,335
2,500	Reg. S, 9.125%, 07/02/18	2,666

		14,001

	Liberia — 0.0% (g)
	Royal Caribbean Cruises Ltd.,
1,315	5.250%, 11/15/22	1,348
110	7.500%, 10/15/27	122

		1,470

	Luxembourg — 1.5%
	Actavis Funding SCS,
6,715	4.750%, 03/15/45	6,715
5,970	4.850%, 06/15/44	5,998
1,700	Albea Beauty Holdings S.A., 8.375%, 11/01/19 (e)	1,772
	Altice Luxembourg S.A.,
1,915	7.625%, 02/15/25 (e)	1,704
10,363	7.750%, 05/15/22 (e)	9,664
	Altice Financing S.A.,
724	6.500%, 01/15/22 (e)	718
10,062	6.625%, 02/15/23 (e)	9,886
311	7.875%, 12/15/19 (e)	323
	Altice Finco S.A.,
200	7.625%, 02/15/25 (e)	184
200	8.125%, 01/15/24 (e)	189
200	9.875%, 12/15/20 (e)	212
	ArcelorMittal,
2,375	6.125%, 06/01/25	1,722
400	6.500%, 03/01/21	325
15,585	7.250%, 02/25/22	12,663
500	7.750%, 03/01/41	352
2,000	8.000%, 10/15/39	1,410
4,300	10.850%, 06/01/19	3,999
945	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (e)	933
1,020	Capsugel S.A., 7.000% (Cash), 05/15/19 (e) (v)	997
5,534	ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)	5,645

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Luxembourg — continued
	INEOS Group Holdings S.A.,
16,330	5.875%, 02/15/19 (e)	15,881
1,378	6.125%, 08/15/18 (e)	1,376
	Intelsat Jackson Holdings S.A.,
10,770	5.500%, 08/01/23	8,589
5,355	6.625%, 12/15/22	3,467
3,657	7.250%, 04/01/19	3,319
23,427	7.250%, 10/15/20	20,147
13,671	7.500%, 04/01/21	11,689
2,223	Intelsat Luxembourg S.A., 7.750%, 06/01/21	967
	Mallinckrodt International Finance S.A.,
160	3.500%, 04/15/18	151
539	4.750%, 04/15/23	468
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
1,675	4.875%, 04/15/20 (e)	1,604
6,105	5.500%, 04/15/25 (e)	5,433
7,975	5.625%, 10/15/23 (e)	7,477
2,402	5.750%, 08/01/22 (e)	2,294
2,550	Millicom International Cellular S.A., Reg. S, 6.625%, 10/15/21	2,270
2,750	MOL Group Finance S.A., Reg. S, 6.250%, 09/26/19	2,922
5,240	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	5,384
2,010	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S, 5.298%, 12/27/17	2,000
3,650	Sberbank of Russia Via SB Capital SA, Reg. S, 4.950%, 02/07/17	3,682
2,200	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.750%, 05/01/22 (e)	2,090
1,601	VTB Bank OJSC Via VTB Capital S.A., Reg. S, 6.950%, 10/17/22	1,525
	Wind Acquisition Finance S.A.,
6,237	4.750%, 07/15/20 (e)	6,128
2,584	7.375%, 04/23/21 (e)	2,456

		176,730

	Mexico — 0.4%
	Alfa S.A.B. de C.V.,
3,412	6.875%, 03/25/44 (e)	3,152
4,500	Reg. S, 5.250%, 03/25/24	4,556
2,600	BBVA Bancomer S.A., Reg. S, 6.750%, 09/30/22	2,799
	Cemex S.A.B. de C.V.,
890	5.700%, 01/11/25 (e)	741

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Mexico — continued
6,160	6.125%, 05/05/25 (e)	5,242
10,000	7.250%, 01/15/21 (e)	9,525
300	VAR, 5.372%, 10/15/18 (e)	288
2,150	Grupo KUO S.A.B. de C.V., Reg. S, 6.250%, 12/04/22	1,962
2,154	Mexichem S.A.B. de C.V., Reg. S, 6.750%, 09/19/42	1,952
3,229	Nemak S.A.B de C.V., Reg. S, 5.500%, 02/28/23	3,205
	Petroleos Mexicanos,
4,499	5.625%, 01/23/46 (e)	3,464
1,920	6.500%, 06/02/41	1,625
7,320	6.625%, 06/15/35	6,480
1,600	6.875%, 08/04/26 (e)	1,597

		46,588

	Morocco — 0.2%
	OCP S.A.,
11,120	Reg. S, 5.625%, 04/25/24	11,065
6,671	Reg. S, 6.875%, 04/25/44	6,268

		17,333

	Netherlands — 0.5%
985	Basell Finance Co., B.V., Class B, 8.100%, 03/15/27 (e)	1,226
2,680	Bharti Airtel International Netherlands B.V., Reg. S, 5.125%, 03/11/23	2,759
	Bluewater Holding B.V.,
4,600	10.000%, 12/10/19 (e)	2,070
	Fiat Chrysler Automobiles N.V.,
2,584	4.500%, 04/15/20	2,524
6,632	5.250%, 04/15/23	6,185
746	InterGen N.V., 7.000%, 06/30/23 (e)	574
2,825	Kazakhstan Temir Zholy Finance B.V., Reg. S, 6.950%, 07/10/42	2,357
4,372	LYB International Finance B.V., 4.875%, 03/15/44	3,759
	LyondellBasell Industries N.V.,
660	5.000%, 04/15/19	696
2,225	6.000%, 11/15/21	2,483
3,350	Majapahit Holding B.V., Reg. S, 7.750%, 01/20/20	3,739
	NXP B.V./NXP Funding LLC,
268	3.500%, 09/15/16 (e)	269
1,000	3.750%, 06/01/18 (e)	1,006
2,281	4.125%, 06/15/20 (e)	2,270
2,665	4.625%, 06/15/22 (e)	2,592

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Netherlands — continued
5,902	5.750%, 02/15/21 (e)	6,109
6,024	5.750%, 03/15/23 (e)	6,148
	Schaeffler Finance B.V.,
1,750	4.250%, 05/15/21 (e)	1,737
975	4.750%, 05/15/21 (e)	975
2,755	4.750%, 05/15/23 (e)	2,672
	Sensata Technologies B.V.,
4,083	4.875%, 10/15/23 (e)	4,002
3,095	5.000%, 10/01/25 (e)	2,979
514	5.625%, 11/01/24 (e)	524
1,025	Ziggo Bond Finance B.V., 5.875%, 01/15/25 (e)	940

		60,595

	Peru — 0.1%
2,950	Banco de Credito del Peru, Reg. S, 4.250%, 04/01/23	2,895
2,800	BBVA Banco Continental S.A., Reg. S, 5.000%, 08/26/22	2,859
1,924	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	1,845

		7,599

	Singapore — 0.0% (g)
480	Flextronics International Ltd., 5.000%, 02/15/23	477

	Sri Lanka — 0.0% (g)
680	National Savings Bank, 5.150%, 09/10/19 (e)	617

	United Arab Emirates — 0.0% (g)
3,100	DP World Ltd., Reg. S, 6.850%, 07/02/37	2,954

	United Kingdom — 0.6%
3,075	Afren plc, Reg. S, 6.625%, 12/09/20 (d)	46
1,820	Gerdau Trade, Inc., Reg. S, 5.750%, 01/30/21	1,395
	International Game Technology plc,
8,100	6.250%, 02/15/22 (e)	7,796
5,700	6.500%, 02/15/25 (e)	5,102
	Jaguar Land Rover Automotive plc,
3,528	4.125%, 12/15/18 (e)	3,554
1,814	4.250%, 11/15/19 (e)	1,823
300	5.625%, 02/01/23 (e)	296
	Royal Bank of Scotland Group plc,
1,610	5.125%, 05/28/24	1,616
643	6.000%, 12/19/23	682
6,288	6.100%, 06/10/23	6,697
14,497	6.125%, 12/15/22	15,649

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United Kingdom — continued
2,032	Royal Bank of Scotland plc (The), Reg. S, VAR, 9.500%, 03/16/22	2,163
2,631	Sea Trucks Group Ltd., Reg. S, 9.000%, 03/26/18 (e)	1,211
7,661	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	7,814
1,470	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	1,419
	Virgin Media Finance plc,
889	5.750%, 01/15/25 (e)	880
1,400	6.000%, 10/15/24 (e)	1,410
1,143	6.375%, 04/15/23 (e)	1,172
	Virgin Media Secured Finance plc,
975	5.250%, 01/15/26 (e)	965
8,606	5.375%, 04/15/21 (e)	8,800

		70,490

	United States — 29.1%
	21st Century Fox America, Inc.,
6,795	4.750%, 09/15/44	6,424
4,795	4.950%, 10/15/45	4,622
11,794	AbbVie, Inc., 4.700%, 05/14/45	11,571
	Acadia Healthcare Co., Inc.,
520	5.125%, 07/01/22	481
700	5.625%, 02/15/23	660
528	6.125%, 03/15/21	525
7,550	ACCO Brands Corp., 6.750%, 04/30/20	7,767
2,877	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	1,295
2,375	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	2,434
	Activision Blizzard, Inc.,
1,335	5.625%, 09/15/21 (e)	1,402
2,535	6.125%, 09/15/23 (e)	2,712
	ADT Corp. (The),
8,355	3.500%, 07/15/22	7,540
490	4.125%, 04/15/19	505
10,220	4.125%, 06/15/23	9,402
3,745	6.250%, 10/15/21	3,886
	Advanced Micro Devices, Inc.,
2,666	6.750%, 03/01/19	1,820
2,728	7.000%, 07/01/24	1,691
460	7.500%, 08/15/22	285
1,406	7.750%, 08/01/20	893
	AECOM,
2,780	5.750%, 10/15/22	2,811
9,373	5.875%, 10/15/24	9,338

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
5,371	Aerojet Rocketdyne Holdings, Inc., 7.125%, 03/15/21	5,452
	AES Corp.,
1,900	4.875%, 05/15/23	1,681
2,849	5.500%, 03/15/24	2,561
6,285	5.500%, 04/15/25	5,641
6,704	7.375%, 07/01/21	6,905
2,271	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	1,658
4,785	Air Medical Merger Sub Corp., 6.375%, 05/15/23 (e)	4,211
1,850	AK Steel Corp., 8.750%, 12/01/18	1,577
6,461	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	6,752
	Alcatel-Lucent USA, Inc.,
586	4.625%, 07/01/17 (e)	611
1,045	6.450%, 03/15/29	1,081
1,350	6.750%, 11/15/20 (e)	1,451
4,500	8.875%, 01/01/20 (e)	4,821
	Alcoa, Inc.,
9,295	5.125%, 10/01/24	7,622
2,063	5.400%, 04/15/21	1,848
1,167	5.870%, 02/23/22	1,032
1,831	5.900%, 02/01/27	1,502
524	6.150%, 08/15/20	508
1,804	6.750%, 01/15/28	1,515
	Alere, Inc.,
497	6.375%, 07/01/23 (e)	470
3,955	6.500%, 06/15/20	3,856
	Aleris International, Inc.,
881	7.625%, 02/15/18	766
240	7.875%, 11/01/20	185
1,430	Allegheny Technologies, Inc., 7.625%, 08/15/23	944
1,939	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	1,837
9,065	Allstate Corp. (The), VAR, 5.750%, 08/15/53	9,235
	Ally Financial, Inc.,
1,353	3.250%, 02/13/18	1,328
12,325	3.500%, 01/27/19	12,032
1,872	3.600%, 05/21/18	1,849
5,200	4.125%, 03/30/20	5,122
3,039	4.125%, 02/13/22	2,963
14,172	4.625%, 05/19/22	14,172
11,685	4.625%, 03/30/25	11,364
146	4.750%, 09/10/18	147

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
3,835	5.125%, 09/30/24	3,888
2,855	5.750%, 11/20/25	2,848
4,070	8.000%, 11/01/31	4,579
14,160	Altria Group, Inc., 5.375%, 01/31/44	15,403
4,490	Amazon.com, Inc., 4.950%, 12/05/44	4,727
	AMC Entertainment, Inc.,
5,075	5.750%, 06/15/25	5,170
1,400	5.875%, 02/15/22	1,440
2,000	AMC Networks, Inc., 4.750%, 12/15/22	1,990
	American Axle & Manufacturing, Inc.,
1,600	6.250%, 03/15/21	1,610
3,025	6.625%, 10/15/22	3,025
3,450	7.750%, 11/15/19	3,666
663	American Builders & Contractors Supply Co., Inc., 5.750%, 12/15/23 (e)	676
	American International Group, Inc.,
8,855	4.800%, 07/10/45	8,119
6,463	6.250%, 03/15/37	6,996
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
350	6.750%, 05/20/20	346
1,950	7.000%, 05/20/22	1,911
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,285	6.250%, 08/20/19	1,266
84	6.500%, 05/20/21	80
8,470	Amgen, Inc., 4.400%, 05/01/45	7,876
	Amkor Technology, Inc.,
9,039	6.375%, 10/01/22	8,565
5,006	6.625%, 06/01/21	4,818
	Amsurg Corp.,
1,000	5.625%, 11/30/20	1,012
1,050	5.625%, 07/15/22	1,054
9,990	Anadarko Petroleum Corp., 4.500%, 07/15/44	6,644
19,490	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	20,183
	Anixter, Inc.,
6,606	5.500%, 03/01/23 (e)	6,474
2,060	5.625%, 05/01/19	2,117
	Antero Resources Corp.,
6,174	5.125%, 12/01/22	5,202
2,075	5.375%, 11/01/21	1,759
1,565	6.000%, 12/01/20	1,369
3,640	Anthem, Inc., 5.100%, 01/15/44	3,629

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Aramark Services, Inc.,
1,120	5.125%, 01/15/24 (e)	1,156
1,200	5.750%, 03/15/20	1,245
920	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	690
16,920	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	17,047
	Ashland, Inc.,
1,000	3.875%, 04/15/18	1,025
15,942	4.750%, 08/15/22	15,165
	Ashtead Capital, Inc.,
3,100	5.625%, 10/01/24 (e)	2,984
7,485	6.500%, 07/15/22 (e)	7,634
	AT&T, Inc.,
1,765	4.300%, 12/15/42	1,457
4,700	4.350%, 06/15/45	3,910
8,215	4.750%, 05/15/46	7,284
3,950	Atwood Oceanics, Inc., 6.500%, 02/01/20	1,402
	Audatex North America, Inc.,
11,646	6.000%, 06/15/21 (e)	11,733
1,329	6.125%, 11/01/23 (e)	1,339
275	AutoNation, Inc., 5.500%, 02/01/20	300
	Avaya, Inc.,
11,993	7.000%, 04/01/19 (e)	7,976
3,225	10.500%, 03/01/21 (e)	806
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
300	5.125%, 06/01/22 (e)	283
1,065	5.250%, 03/15/25 (e)	964
8,845	5.500%, 04/01/23	8,403
3,500	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 05/01/21 (e)	3,673
2,807	Axiall Corp., 4.875%, 05/15/23	2,642
4,450	B&G Foods, Inc., 4.625%, 06/01/21	4,439
	Ball Corp.,
995	4.000%, 11/15/23	955
1,850	4.375%, 12/15/20	1,916
905	5.000%, 03/15/22	937
1,962	5.250%, 07/01/25	2,016
1,233	Basic Energy Services, Inc., 7.750%, 10/15/22	321
5,675	Baxalta, Inc., 5.250%, 06/23/45 (e)	5,622
1,868	Beacon Roofing Supply, Inc., 6.375%, 10/01/23 (e)	1,926

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,807	Becton, Dickinson and Co., 4.685%, 12/15/44	1,831
	Belden, Inc.,
500	5.250%, 07/15/24 (e)	449
5,499	5.500%, 09/01/22 (e)	5,251
	Berry Plastics Corp.,
1,875	5.125%, 07/15/23	1,828
500	6.000%, 10/15/22 (e)	510
4,955	Biogen, Inc., 5.200%, 09/15/45	5,019
2,580	Blackboard, Inc., 7.750%, 11/15/19 (e)	2,128
1,650	Blue Coat Holdings, Inc., 8.375%, 06/01/23 (e)	1,666
	Blue Cube Spinco, Inc.,
5,012	9.750%, 10/15/23 (e)	5,388
6,057	10.000%, 10/15/25 (e)	6,541
2,262	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	1,691
4,530	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	3,556
3,715	Boyd Gaming Corp., 6.875%, 05/15/23	3,771
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
1,325	7.875%, 04/15/22	215
5,000	8.625%, 10/15/20	838
1,500	Briggs & Stratton Corp., 6.875%, 12/15/20	1,616
	Building Materials Corp. of America,
1,606	8.625%, 10/15/20 (e)	1,582
2,440	6.000%, 10/15/20 (e)	2,489
7,840	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	7,918
9,105	Burlington Northern Santa Fe LLC, 4.700%, 09/01/45	9,259
	Cablevision Systems Corp.,
5,900	8.000%, 04/15/20	5,575
340	8.625%, 09/15/17	353
	Caesars Entertainment Operating Co., Inc.,
5,850	8.500%, 02/15/20 (d)	4,387
10,800	9.000%, 02/15/20 (d)	8,046
6,390	11.250%, 06/01/17 (d)	4,625
	CalAtlantic Group, Inc.,
960	5.375%, 10/01/22	967
1,538	5.875%, 11/15/24	1,596
1,275	8.375%, 01/15/21	1,457
319	10.750%, 09/15/16	336
2,759	Caleres, Inc., 6.250%, 08/15/23	2,725

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	California Resources Corp.,
153	5.000%, 01/15/20	31
514	5.500%, 09/15/21	103
178	6.000%, 11/15/24	34
2,261	8.000%, 12/15/22 (e)	898
	Calpine Corp.,
1,139	5.375%, 01/15/23	1,036
1,500	5.500%, 02/01/24	1,312
1,140	5.750%, 01/15/25	1,025
4,467	5.875%, 01/15/24 (e)	4,579
4,101	6.000%, 01/15/22 (e)	4,260
4,450	Case New Holland, Inc., 7.875%, 12/01/17	4,764
4,775	Casella Waste Systems, Inc., 7.750%, 02/15/19	4,632
905	CCM Merger, Inc., 9.125%, 05/01/19 (e)	932
	CCO Holdings LLC/CCO Holdings Capital Corp.,
429	5.125%, 02/15/23	428
11,337	5.125%, 05/01/23 (e)	11,337
3,500	5.250%, 09/30/22	3,543
4,008	5.375%, 05/01/25 (e)	3,968
266	5.750%, 09/01/23	272
7,005	6.500%, 04/30/21	7,307
2,663	6.625%, 01/31/22	2,823
857	7.000%, 01/15/19	875
12,297	7.375%, 06/01/20	12,789
	CCO Safari II LLC,
899	4.464%, 07/23/22 (e)	901
14,325	6.484%, 10/23/45 (e)	14,421
10,218	CCOH Safari LLC, 5.750%, 02/15/26 (e)	10,160
	CDW LLC/CDW Finance Corp.,
1,861	5.000%, 09/01/23	1,880
875	5.500%, 12/01/24	910
996	CEB, Inc., 5.625%, 06/15/23 (e)	996
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
1,095	5.250%, 03/15/21	1,122
575	5.375%, 06/01/24	578
6,795	Celgene Corp., 5.000%, 08/15/45	6,777
	Cemex Finance LLC,
225	6.000%, 04/01/24 (e)	193
7,090	9.375%, 10/12/22 (e)	7,123
	Centene Escrow Corp.,
2,570	5.625%, 02/15/21 (e)	2,615
1,745	6.125%, 02/15/24 (e)	1,793

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
650	Central Garden & Pet Co., 6.125%, 11/15/23	665
	CenturyLink, Inc.,
2,345	5.625%, 04/01/25	1,993
13,146	Series T, 5.800%, 03/15/22	12,160
7,175	6.750%, 12/01/23	6,790
	Cenveo Corp.,
88	6.000%, 08/01/19 (e)	60
1,275	8.500%, 09/15/22 (e)	612
3,754	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e)	3,379
	CF Industries, Inc.,
1,405	4.950%, 06/01/43	1,090
5,230	5.375%, 03/15/44	4,429
	Chemours Co. (The),
2,500	6.625%, 05/15/23 (e)	1,531
1,500	7.000%, 05/15/25 (e)	915
10,348	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	4,424
2,214	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	2,347
828	Choice Hotels International, Inc., 5.750%, 07/01/22	874
	CHS/Community Health Systems, Inc.,
750	5.125%, 08/15/18	754
2,085	5.125%, 08/01/21	2,069
5,985	6.875%, 02/01/22	5,417
2,905	7.125%, 07/15/20	2,774
5,225	8.000%, 11/15/19	5,186
142	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	80
	Cimarex Energy Co.,
975	4.375%, 06/01/24	853
1,290	5.875%, 05/01/22	1,204
4,767	Cincinnati Bell, Inc., 8.375%, 10/15/20	4,850
	Cinemark USA, Inc.,
3,350	4.875%, 06/01/23	3,291
2,412	5.125%, 12/15/22	2,424
1,005	7.375%, 06/15/21	1,048
	CIT Group, Inc.,
1,149	4.250%, 08/15/17	1,161
2,161	5.000%, 05/15/17	2,207
7,263	5.000%, 08/15/22	7,345
5,640	5.250%, 03/15/18	5,827
9,242	5.375%, 05/15/20	9,565

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
13,175	5.500%, 02/15/19 (e)	13,603
2,580	6.625%, 04/01/18 (e)	2,727
1,500	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	1,425
1,908	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	1,827
	Claire’s Stores, Inc.,
1,150	6.125%, 03/15/20 (e)	609
3,518	8.875%, 03/15/19	721
11,608	9.000%, 03/15/19 (e)	6,936
6,200	Clean Harbors, Inc., 5.250%, 08/01/20	6,316
1,675	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	1,491
33,535	Series B, 6.500%, 11/15/22	31,062
115	Series A, 7.625%, 03/15/20	91
20,563	Series B, 7.625%, 03/15/20	16,964
	Clearwater Paper Corp.,
3,025	4.500%, 02/01/23	2,874
900	5.375%, 02/01/25 (e)	866
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
1,108	6.375%, 03/15/24	285
284	8.500%, 12/15/19	118
2,530	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	1,037
2,800	CNH Industrial Capital LLC, 4.375%, 11/06/20	2,660
	CNO Financial Group, Inc.,
600	4.500%, 05/30/20	615
5,015	5.250%, 05/30/25	5,065
2,977	Coeur Mining, Inc., 7.875%, 02/01/21	1,704
954	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	909
3,900	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	3,783
	Commercial Metals Co.,
2,600	4.875%, 05/15/23	2,161
1,730	7.350%, 08/15/18	1,765
8,777	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	8,536
	CommScope, Inc.,
358	4.375%, 06/15/20 (e)	364
2,855	5.000%, 06/15/21 (e)	2,748
5,188	5.500%, 06/15/24 (e)	4,994
	Communications Sales & Leasing, Inc./CSL Capital LLC,
3,130	6.000%, 04/15/23 (e)	2,989
7,150	8.250%, 10/15/23	6,310

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Comstock Resources, Inc.,
516	7.750%, 04/01/19	63
996	9.500%, 06/15/20	117
1,500	10.000%, 03/15/20 (e)	581
	Concho Resources, Inc.,
1,875	5.500%, 04/01/23	1,701
2,475	6.500%, 01/15/22	2,314
1,264	ConocoPhillips Co., 4.300%, 11/15/44	947
	CONSOL Energy, Inc.,
1,855	5.875%, 04/15/22	1,199
1,460	8.000%, 04/01/23	978
3,006	Consolidated Communications, Inc., 6.500%, 10/01/22	2,540
30	Constar International, Inc., 11.000%, 12/31/17 (d)	3
	Constellation Brands, Inc.,
299	3.750%, 05/01/21	301
995	4.750%, 11/15/24	1,038
1,865	4.750%, 12/01/25	1,926
510	6.000%, 05/01/22	567
1,000	7.250%, 09/01/16	1,030
1,181	Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJO3, 7.875%, 07/02/18	1,234
54	Continental Airlines 2004-ERJ1 Pass-Through Trust, Series RJO4, 9.558%, 09/01/19	57
1,042	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	1,123
1,344	Continental Airlines 2012-3 Class C Pass-Through Certificates, Class C, 6.125%, 04/29/18	1,404
	Corrections Corp. of America,
10,100	4.125%, 04/01/20	10,049
2,400	4.625%, 05/01/23	2,364
	Cott Beverages, Inc.,
3,076	5.375%, 07/01/22	2,984
5,762	6.750%, 01/01/20	5,935
	Covanta Holding Corp.,
240	5.875%, 03/01/24	209
577	6.375%, 10/01/22	544
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
349	6.000%, 12/15/20	221
3,830	6.125%, 03/01/22	2,308
1,409	6.250%, 04/01/23 (e)	856

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
2,300	Crimson Merger Sub, Inc., 6.625%, 05/15/22 (e)	1,541
1,770	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	1,752
	Crown Castle International Corp.,
1,863	4.875%, 04/15/22	1,955
7,152	5.250%, 01/15/23	7,617
	CSC Holdings LLC,
2,288	6.750%, 11/15/21	2,259
960	8.625%, 02/15/19	1,023
1,600	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	1,040
433	CST Brands, Inc., 5.000%, 05/01/23	432
9,967	CVS Health Corp., 5.125%, 07/20/45	10,709
	D.R. Horton, Inc.,
590	4.375%, 09/15/22	587
964	4.750%, 02/15/23	962
	Dana Holding Corp.,
3,500	5.375%, 09/15/21	3,377
3,550	5.500%, 12/15/24	3,188
5,500	6.000%, 09/15/23	5,239
1,059	6.750%, 02/15/21	1,070
4,795	Darling Ingredients, Inc., 5.375%, 01/15/22	4,699
	DaVita HealthCare Partners, Inc.,
6,730	5.000%, 05/01/25	6,621
2,890	5.125%, 07/15/24	2,906
1,275	5.750%, 08/15/22	1,320
6,738	Dean Foods Co., 6.500%, 03/15/23 (e)	6,940
39	Delta Air Lines 2009-1 Series B Pass-Through Trust, Series B, 9.750%, 12/17/16	41
375	Delta Air Lines 2012-1 Class A Pass-Through Trust, Series A, 4.750%, 05/07/20	393
470	Delta Air Lines 2012-1 Class B Pass-Through Trust, Series B, 6.875%, 05/07/19 (e)	506
8,308	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	8,744
	Denbury Resources, Inc.,
4,635	4.625%, 07/15/23	1,530
3,350	5.500%, 05/01/22	1,172
7,955	Devon Energy Corp., 5.000%, 06/15/45	5,266
2,257	Diamondback Energy, Inc., 7.625%, 10/01/21	2,246
3,850	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	3,518

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
	DISH DBS Corp.,
5,345	5.000%, 03/15/23	4,650
20,775	5.875%, 07/15/22	19,554
9,180	5.875%, 11/15/24	8,182
22,674	6.750%, 06/01/21	23,128
3,925	7.125%, 02/01/16	3,925
2,535	7.875%, 09/01/19	2,750
6,950	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	5,838
5,098	Dollar Tree, Inc., 5.750%, 03/01/23 (e)	5,372
1,857	Dominion Gas Holdings LLC, 4.600%, 12/15/44	1,746
	Dominion Resources, Inc.,
2,245	4.700%, 12/01/44	2,221
17,485	VAR, 5.750%, 10/01/54	17,048
1,984	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	1,910
4,775	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)	4,727
3,419	DS Services of America, Inc., 10.000%, 09/01/21 (e)	3,838
1,668	DuPont Fabros Technology LP, 5.875%, 09/15/21	1,718
	Dynegy, Inc.,
5,138	5.875%, 06/01/23	4,162
432	6.750%, 11/01/19	417
4,585	7.375%, 11/01/22	4,057
2,135	7.625%, 11/01/24	1,879
	E*TRADE Financial Corp.,
4,424	4.625%, 09/15/23	4,357
720	5.375%, 11/15/22	758
380	Eldorado Resorts, Inc., 7.000%, 08/01/23 (e)	374
14,487	Embarq Corp., 7.995%, 06/01/36	14,347
	Emdeon, Inc.,
2,680	6.000%, 02/15/21 (e)	2,492
4,435	11.000%, 12/31/19	4,613
491	Enable Midstream Partners LP, 5.000%, 05/15/44	284
3,026	Endo Finance LLC, 5.750%, 01/15/22 (e)	3,011
1,846	Endo Finance LLC/Endo Finco, Inc., 7.750%, 01/15/22 (e)	1,927
10,692	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	9,944
	Energy Transfer Equity LP,
6,102	5.875%, 01/15/24	4,760
1,055	7.500%, 10/15/20	928

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Energy Transfer Partners LP,
3,020	5.150%, 02/01/43	2,087
4,470	6.125%, 12/15/45	3,523
670	EnerSys, 5.000%, 04/30/23 (e)	660
455	EnLink Midstream Partners LP/EnLink Midstream Finance Corp., 7.125%, 06/01/22	408
2,568	Entegris, Inc., 6.000%, 04/01/22 (e)	2,607
7,000	Enterprise Products Operating LLC, 4.900%, 05/15/46	5,813
1,754	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	1,723
	EP Energy LLC/Everest Acquisition Finance, Inc.,
993	6.375%, 06/15/23	347
4,036	7.750%, 09/01/22	1,413
13,583	9.375%, 05/01/20	5,773
	Equinix, Inc.,
1,320	4.875%, 04/01/20	1,370
3,098	5.375%, 01/01/22	3,222
950	5.375%, 04/01/23	983
438	5.750%, 01/01/25	450
1,640	5.875%, 01/15/26	1,697
1,085	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	1,045
6,325	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	2,087
3,750	Exelon Corp., 5.100%, 06/15/45 (e)	3,773
5,835	Express Scripts Holding Co., 6.125%, 11/15/41	6,385
2,215	FedEx Corp., 4.750%, 11/15/45	2,183
685	FelCor Lodging LP, 6.000%, 06/01/25	692
2,085	Ferrellgas LP/Ferrellgas Finance Corp., 6.750%, 06/15/23 (e)	1,585
1,605	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	1,645
	First Data Corp.,
1,955	5.000%, 01/15/24 (e)	1,955
9,580	5.375%, 08/15/23 (e)	9,772
26,335	5.750%, 01/15/24 (e)	26,137
5,563	6.750%, 11/01/20 (e)	5,862
14,250	7.000%, 12/01/23 (e)	14,357
12,160	Ford Motor Co., 4.750%, 01/15/43	11,106
5,500	Ford Motor Credit Co. LLC, 5.000%, 05/15/18	5,766
	Freescale Semiconductor, Inc.,
770	5.000%, 05/15/21 (e)	785
549	6.000%, 01/15/22 (e)	575

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
	Fresenius Medical Care U.S. Finance II, Inc.,
860	4.125%, 10/15/20 (e)	870
2,965	4.750%, 10/15/24 (e)	2,980
3,183	5.625%, 07/31/19 (e)	3,446
3,357	5.875%, 01/31/22 (e)	3,634
400	6.500%, 09/15/18 (e)	440
1,850	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	1,989
	Frontier Communications Corp.,
430	6.250%, 09/15/21	362
865	7.125%, 03/15/19	858
365	8.125%, 10/01/18	373
7,935	8.500%, 04/15/20	7,866
957	8.750%, 04/15/22	861
715	8.875%, 09/15/20 (e)	718
5,491	9.250%, 07/01/21	5,299
10,498	10.500%, 09/15/22 (e)	10,209
21,607	11.000%, 09/15/25 (e)	20,824
900	FTI Consulting, Inc., 6.000%, 11/15/22	931
72	Gannett Co., Inc., 10.000%, 04/01/16	73
825	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	606
2,850	GCI, Inc., 6.750%, 06/01/21	2,829
2,402	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	2,540
5,100	General Cable Corp., 5.750%, 10/01/22	3,857
	General Motors Co.,
11,400	4.875%, 10/02/23	11,486
9,020	6.250%, 10/02/43	9,061
	General Motors Financial Co., Inc.,
3,796	3.250%, 05/15/18	3,807
700	3.450%, 04/10/22	672
205	4.250%, 05/15/23	199
1,050	4.750%, 08/15/17	1,080
	Genesis Energy LP/Genesis Energy Finance Corp.,
2,418	5.625%, 06/15/24	1,765
859	6.000%, 05/15/23	653
780	6.750%, 08/01/22	640
	GenOn Energy, Inc.,
1,000	9.500%, 10/15/18	700
3,848	9.875%, 10/15/20	2,617
	GEO Group, Inc. (The),
8,450	5.875%, 01/15/22	8,376
3,700	6.625%, 02/15/21	3,779

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
7,260	Gilead Sciences, Inc., 4.750%, 03/01/46	7,406
	Global Partners LP/GLP Finance Corp.,
490	6.250%, 07/15/22	343
1,425	7.000%, 06/15/23	1,026
4,035	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	3,864
1,890	Golden Nugget Escrow, Inc., 8.500%, 12/01/21 (e)	1,833
3,326	Goodman Networks, Inc., 12.125%, 07/01/18	998
	Goodyear Tire & Rubber Co. (The),
1,685	5.125%, 11/15/23	1,723
3,980	6.500%, 03/01/21	4,179
5,787	7.000%, 05/15/22	6,189
3,179	8.750%, 08/15/20	3,664
	Graphic Packaging International, Inc.,
1,187	4.750%, 04/15/21	1,199
570	4.875%, 11/15/22	570
2,350	Gray Television, Inc., 7.500%, 10/01/20	2,423
3,425	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	3,168
755	Griffon Corp., 5.250%, 03/01/22	721
2,460	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	2,312
933	Guitar Center, Inc., 6.500%, 04/15/19 (e)	786
9,544	H&E Equipment Services, Inc., 7.000%, 09/01/22	8,733
5,608	Halcon Resources Corp., 13.000%, 02/15/22 (e)	1,458
8,305	Halliburton Co., 5.000%, 11/15/45	7,405
1,650	Halyard Health, Inc., 6.250%, 10/15/22	1,598
2,100	Hanesbrands, Inc., 6.375%, 12/15/20	2,179
2,870	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	2,152
	Harland Clarke Holdings Corp.,
900	6.875%, 03/01/20 (e)	749
1,340	9.250%, 03/01/21 (e)	926
990	9.750%, 08/01/18 (e)	925
2,080	Harris Corp., 5.054%, 04/27/45	2,097
650	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	700
1,670	HCA Holdings, Inc., 6.250%, 02/15/21	1,762
	HCA, Inc.,
2,318	3.750%, 03/15/19	2,335
1,410	4.250%, 10/15/19	1,445
1,976	5.000%, 03/15/24	2,001

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
1,575	5.250%, 04/15/25	1,614
30,646	5.375%, 02/01/25	30,991
2,480	5.875%, 03/15/22	2,660
2,015	Series 1, 5.875%, 05/01/23	2,101
5,435	5.875%, 02/15/26	5,544
15,576	6.500%, 02/15/20	17,172
29,753	7.500%, 02/15/22	33,026
1,400	8.000%, 10/01/18	1,568
	HD Supply, Inc.,
13,775	5.250%, 12/15/21 (e)	14,171
1,882	7.500%, 07/15/20	1,957
1,425	Headwaters, Inc., 7.250%, 01/15/19	1,453
	HealthSouth Corp.,
3,371	5.750%, 11/01/24 (e)	3,328
3,650	5.750%, 09/15/25 (e)	3,540
2,327	7.750%, 09/15/22	2,414
3,830	Hecla Mining Co., 6.875%, 05/01/21	2,308
	Hertz Corp. (The),
5,551	5.875%, 10/15/20	5,465
3,150	6.250%, 10/15/22	3,063
10,092	7.375%, 01/15/21	10,218
1,000	7.500%, 10/15/18	1,015
	Hexion, Inc.,
24,503	6.625%, 04/15/20	18,990
1,600	8.875%, 02/01/18	1,088
985	10.000%, 04/15/20	812
	Hiland Partners LP/Hiland Partners Finance Corp.,
448	5.500%, 05/15/22 (e)	401
921	7.250%, 10/01/20 (e)	912
	Hilcorp Energy I LP/Hilcorp Finance Co.,
1,234	5.000%, 12/01/24 (e)	953
4,222	5.750%, 10/01/25 (e)	3,304
2,393	7.625%, 04/15/21 (e)	2,172
600	Hillman Group, Inc. (The), 6.375%, 07/15/22 (e)	501
7,498	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	7,639
3,900	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	4,017
500	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	475
4,617	Hologic, Inc., 5.250%, 07/15/22 (e)	4,779
1,800	Hughes Satellite Systems Corp., 6.500%, 06/15/19	1,971

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Huntsman International LLC,
7,450	4.875%, 11/15/20	6,612
6,205	5.125%, 11/15/22 (e)	5,336
7,805	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	7,317
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
2,470	4.875%, 03/15/19	2,272
2,684	5.875%, 02/01/22	2,399
	iHeartCommunications, Inc.,
3,813	9.000%, 12/15/19	2,617
2,067	9.000%, 03/01/21	1,343
1,745	IHS, Inc., 5.000%, 11/01/22	1,745
8,163	ILFC E-Capital Trust I, VAR, 4.490%, 12/21/65 (e)	7,326
4,720	ILFC E-Capital Trust II, VAR, 4.740%, 12/21/65 (e)	4,248
7,311	IMS Health, Inc., 6.000%, 11/01/20 (e)	7,552
8,192	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (Cash), 05/01/21 (e) (v)	5,837
	Infor U.S., Inc.,
1,248	5.750%, 08/15/20 (e)	1,257
13,152	6.500%, 05/15/22 (e)	11,475
6,824	Informatica LLC, 7.125%, 07/15/23 (e)	6,107
1,910	Ingles Markets, Inc., 5.750%, 06/15/23	1,915
4,780	Intel Corp., 4.900%, 07/29/45	4,946
	International Lease Finance Corp.,
1,602	4.625%, 04/15/21	1,572
1,480	5.875%, 04/01/19	1,534
5,920	6.250%, 05/15/19	6,201
2,575	8.250%, 12/15/20	2,935
4,800	8.625%, 01/15/22	5,628
14,485	8.750%, 03/15/17	15,225
1,390	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	1,390
960	Interval Acquisition Corp., 5.625%, 04/15/23 (e)	955
4,480	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	4,533
	Iron Mountain, Inc.,
1,530	5.750%, 08/15/24	1,511
4,028	6.000%, 10/01/20 (e)	4,290
1,250	6.000%, 08/15/23	1,300
4,578	Isle of Capri Casinos, Inc., 5.875%, 03/15/21	4,681
449	J.C. Penney Corp., Inc., 8.125%, 10/01/19	412

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
500	Jack Cooper Holdings Corp., 10.250%, 06/01/20 (e)	395
2,310	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.375%, 08/01/23 (e)	2,275
	Jarden Corp.,
1,000	6.125%, 11/15/22	1,034
1,425	7.500%, 05/01/17	1,460
1,007	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	1,037
	JBS USA LLC/JBS USA Finance, Inc.,
4,689	5.750%, 06/15/25 (e)	3,604
4,448	5.875%, 07/15/24 (e)	3,525
9,834	7.250%, 06/01/21 (e)	8,912
2,701	8.250%, 02/01/20 (e)	2,546
1,960	Jo-Ann Stores LLC, 8.125%, 03/15/19 (e)	1,578
975	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	400
1,500	Kaiser Aluminum Corp., 8.250%, 06/01/20	1,560
606	Kennedy-Wilson, Inc., 5.875%, 04/01/24	579
25	Kinder Morgan Energy Partners LP, 6.500%, 04/01/20	26
	Kinder Morgan, Inc.,
726	5.000%, 02/15/21 (e)	692
6,020	5.050%, 02/15/46	4,384
726	5.625%, 11/15/23 (e)	668
2,500	7.250%, 06/01/18	2,576
	Kindred Healthcare, Inc.,
3,450	8.000%, 01/15/20	3,148
2,850	8.750%, 01/15/23	2,551
11,670	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	11,320
4,900	KLX, Inc., 5.875%, 12/01/22 (e)	4,581
2,065	Kohl’s Corp., 5.550%, 07/17/45	1,870
	Kraft Heinz Foods Co.,
897	4.875%, 02/15/25 (e)	959
13,152	5.200%, 07/15/45 (e)	13,832
3,574	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	2,421
4,560	Kroger Co. (The), 5.150%, 08/01/43	4,953
	L Brands, Inc.,
1,335	5.625%, 02/15/22	1,435
4,100	5.625%, 10/15/23	4,356
6,925	6.625%, 04/01/21	7,704
1,000	7.000%, 05/01/20	1,123
1,000	Lamar Media Corp., 5.000%, 05/01/23	1,000

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
1,650	Landry’s, Inc., 9.375%, 05/01/20 (e)	1,743
2,900	Laredo Petroleum, Inc., 7.375%, 05/01/22	2,153
	Lear Corp.,
3,400	5.250%, 01/15/25	3,532
2,000	5.375%, 03/15/24	2,060
	Lennar Corp.,
950	4.500%, 06/15/19	974
690	4.500%, 11/15/19	709
3,105	4.750%, 05/30/25	2,965
994	4.875%, 12/15/23	974
175	6.950%, 06/01/18	187
555	Series B, 12.250%, 06/01/17	620
3,856	Level 3 Communications, Inc., 5.750%, 12/01/22	3,972
	Level 3 Financing, Inc.,
8,401	5.125%, 05/01/23	8,443
1,575	5.375%, 01/15/24 (e)	1,591
8,989	5.375%, 05/01/25	9,045
401	5.625%, 02/01/23	410
1,619	6.125%, 01/15/21	1,696
1,480	7.000%, 06/01/20	1,554
1,680	Levi Strauss & Co., 5.000%, 05/01/25	1,638
870	Liberty Interactive LLC, 8.250%, 02/01/30	861
2,538	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	2,893
	LifePoint Health, Inc.,
1,335	5.500%, 12/01/21	1,355
200	6.625%, 10/01/20	207
1,780	LIN Television Corp., 5.875%, 11/15/22	1,793
	Linn Energy LLC/Linn Energy Finance Corp.,
1,290	6.500%, 09/15/21	145
5,850	7.750%, 02/01/21	702
3,275	12.000%, 12/15/20 (e)	1,163
	Live Nation Entertainment, Inc.,
1,365	5.375%, 06/15/22 (e)	1,344
1,018	7.000%, 09/01/20 (e)	1,069
3,777	Lockheed Martin Corp., 4.700%, 05/15/46	3,992
300	Louisiana-Pacific Corp., 7.500%, 06/01/20	309
3,700	LSB Industries, Inc., 7.750%, 08/01/19	3,043
3,348	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	3,164
1,850	M/I Homes, Inc., 6.750%, 01/15/21 (e)	1,795
3,805	Magnachip Semiconductor Corp., 6.625%, 07/15/21	2,435

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
2,995	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	3,131
1,237	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	1,058
	Masco Corp.,
3,375	4.450%, 04/01/25	3,375
261	5.950%, 03/15/22	286
56	7.125%, 03/15/20	64
4,837	MasTec, Inc., 4.875%, 03/15/23	4,051
7,280	McDonald’s Corp., 4.875%, 12/09/45	7,354
3,775	McKesson Corp., 4.883%, 03/15/44	3,793
1,783	Memorial Resource Development Corp., 5.875%, 07/01/22	1,337
	Meritage Homes Corp.,
1,270	7.000%, 04/01/22	1,302
420	7.150%, 04/15/20	438
12,815	MetLife, Inc., 6.400%, 12/15/36	13,456
	MGM Resorts International,
4,730	5.250%, 03/31/20	4,695
12,580	6.000%, 03/15/23	12,541
5,205	6.625%, 12/15/21	5,348
3,625	6.750%, 10/01/20	3,770
4,120	7.625%, 01/15/17	4,274
22,204	7.750%, 03/15/22	23,536
5	8.625%, 02/01/19	6
500	11.375%, 03/01/18	572
2,165	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	2,230
	Micron Technology, Inc.,
2,736	5.250%, 08/01/23 (e)	2,216
7,803	5.250%, 01/15/24 (e)	6,340
1,565	5.500%, 02/01/25	1,236
847	5.625%, 01/15/26 (e)	657
3,772	5.875%, 02/15/22	3,357
1,900	Microsemi Corp., 9.125%, 04/15/23 (e)	2,000
13,370	Microsoft Corp., 4.750%, 11/03/55	13,426
3,870	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	3,425
	Momentive Performance Materials, Inc.,
1,350	3.880%, 10/24/21	908
1,350	8.875%, 10/15/20 (d)	—	(h)
	Motors Liquidation Co.,
10	0.000%, 05/01/28 (d)	—	(h)
115	0.000%, 07/15/33 (d)	—	(h)
11	7.750%, 03/15/36 (d)	—	(h)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
3,736	MPG Holdco I, Inc., 7.375%, 10/15/22	3,598
6,855	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	6,864
	MPLX LP,
585	4.500%, 07/15/23 (e)	458
9,039	4.875%, 12/01/24 (e)	7,055
9,543	4.875%, 06/01/25 (e)	7,454
5,200	5.500%, 02/15/23 (e)	4,321
778	MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 02/15/22	790
2,185	MSCI, Inc., 5.250%, 11/15/24 (e)	2,253
182	Murphy Oil USA, Inc., 6.000%, 08/15/23	190
778	Mustang Merger Corp., 8.500%, 08/15/21 (e)	786
3,130	National Financial Partners Corp., 9.000%, 07/15/21 (e)	2,817
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
272	6.500%, 07/01/21	240
1,028	6.500%, 06/01/22	884
3,280	7.875%, 10/01/20	3,124
421	9.625%, 05/01/19	438
548	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	436
3,680	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	1,325
2,135	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	1,100
1,800	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	1,872
	NCR Corp.,
686	5.000%, 07/15/22	652
903	6.375%, 12/15/23	893
55	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (e)	56
	Neiman Marcus Group Ltd. LLC,
4,937	8.000%, 10/15/21 (e)	3,703
3,425	(Cash), 8.750%, 10/15/21 (e) (v)	2,175
	Neptune Finco Corp.,
1,400	6.625%, 10/15/25 (e)	1,452
7,700	10.125%, 01/15/23 (e)	8,143
900	10.875%, 10/15/25 (e)	952
	Netflix, Inc.,
1,164	5.375%, 02/01/21	1,251

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
700	5.500%, 02/15/22 (e)	721
1,545	5.750%, 03/01/24	1,588
700	5.875%, 02/15/25 (e)	722
747	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 03/15/22 (e)	779
	New Albertsons, Inc.,
675	6.625%, 06/01/28	520
1,129	7.450%, 08/01/29	909
291	7.750%, 06/15/26	250
893	8.000%, 05/01/31	763
2,042	8.700%, 05/01/30	1,812
	Newfield Exploration Co.,
1,000	5.375%, 01/01/26	805
1,204	5.625%, 07/01/24	1,008
2,100	5.750%, 01/30/22	1,802
	Nexstar Broadcasting, Inc.,
4,380	6.125%, 02/15/22 (e)	4,161
6,533	6.875%, 11/15/20	6,549
	NGL Energy Partners LP/NGL Energy Finance Corp.,
445	5.125%, 07/15/19	325
750	6.875%, 10/15/21	525
1,100	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	1,029
11,844	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	11,948
	Noble Energy, Inc.,
2,060	5.050%, 11/15/44	1,487
3,150	5.250%, 11/15/43	2,323
1,128	5.625%, 05/01/21	1,128
2,899	Northwest Airlines 2007-1 Class A Pass-Through Trust, Series 07-1, 7.027%, 11/01/19	3,223
	NRG Energy, Inc.,
600	6.250%, 07/15/22	495
2,500	6.250%, 05/01/24	1,994
3,766	6.625%, 03/15/23	3,116
5,245	7.625%, 01/15/18	5,297
2,236	7.875%, 05/15/21	1,945
1,000	8.250%, 09/01/20	908
1,000	NRG Yield Operating LLC, 5.375%, 08/15/24	840
2,867	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	2,867
1,657	Nucor Corp., 5.200%, 08/01/43	1,501
1,010	NWH Escrow Corp., 7.500%, 08/01/21 (e)	732

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
5,550	Oasis Petroleum, Inc., 6.875%, 03/15/22	3,219
3,520	Omega U.S. Sub LLC, 8.750%, 07/15/23 (e)	3,159
3,600	ONEOK Partners LP, 6.200%, 09/15/43	2,689
10,650	Oracle Corp., 4.375%, 05/15/55	9,657
	Orbital ATK, Inc.,
672	5.250%, 10/01/21	679
870	5.500%, 10/01/23 (e)	883
	Oshkosh Corp.,
2,475	5.375%, 03/01/22	2,500
4,609	5.375%, 03/01/25	4,563
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
748	5.250%, 02/15/22	765
4,980	5.625%, 02/15/24	5,092
650	5.875%, 03/15/25	661
	Owens-Brockway Glass Container, Inc.,
810	5.000%, 01/15/22 (e)	778
545	5.375%, 01/15/25 (e)	508
584	5.875%, 08/15/23 (e)	573
1,084	6.375%, 08/15/25 (e)	1,068
	Parker Drilling Co.,
755	6.750%, 07/15/22	457
660	7.500%, 08/01/20	460
2,540	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	2,464
1,588	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	1,453
879	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	745
3,475	Peabody Energy Corp., 6.250%, 11/15/21	182
	Penn Virginia Corp.,
500	7.250%, 04/15/19	67
1,100	8.500%, 05/01/20	179
4,450	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	4,575
6,110	Phillips 66, 4.875%, 11/15/44	5,276
2,096	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	2,017
760	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	787
151	Pioneer Energy Services Corp., 6.125%, 03/15/22	57
	Pioneer Natural Resources Co.,
425	6.875%, 05/01/18	443
231	7.500%, 01/15/20	244

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
	Plains All American Pipeline LP/PAA Finance Corp.,
1,560	4.700%, 06/15/44	1,055
1,490	4.900%, 02/15/45	1,038
6,147	Plantronics, Inc., 5.500%, 05/31/23 (e)	6,193
2,568	PolyOne Corp., 5.250%, 03/15/23	2,513
	Post Holdings, Inc.,
2,200	6.000%, 12/15/22 (e)	2,184
5,411	6.750%, 12/01/21 (e)	5,660
18,250	7.375%, 02/15/22	19,231
3,109	7.750%, 03/15/24 (e)	3,311
350	8.000%, 07/15/25 (e)	376
9,206	PPL Capital Funding, Inc., Series A, VAR, 6.700%, 03/30/67	7,089
	Prestige Brands, Inc.,
1,725	5.375%, 12/15/21 (e)	1,682
136	8.125%, 02/01/20	141
1,030	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	803
	Prudential Financial, Inc.,
7,920	VAR, 5.200%, 03/15/44	7,692
23,245	VAR, 5.625%, 06/15/43	23,507
20,685	VAR, 5.875%, 09/15/42	21,693
	QEP Resources, Inc.,
2,269	5.250%, 05/01/23	1,543
3,625	5.375%, 10/01/22	2,465
1,871	6.875%, 03/01/21	1,422
2,241	Qorvo, Inc., 6.750%, 12/01/23 (e)	2,213
1,000	Quad/Graphics, Inc., 7.000%, 05/01/22	655
9,221	QUALCOMM, Inc., 4.800%, 05/20/45	8,209
4,262	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	4,001
1,255	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	1,271
	Qwest Capital Funding, Inc.,
239	6.875%, 07/15/28	182
2,527	7.750%, 02/15/31	2,072
375	Qwest Corp., 7.250%, 09/15/25	416
	R.R. Donnelley & Sons Co.,
765	7.000%, 02/15/22	717
465	7.875%, 03/15/21	458
1,016	Radio Systems Corp., 8.375%, 11/01/19 (e)	1,046
	Rain CII Carbon LLC/CII Carbon Corp.,
1,770	8.000%, 12/01/18 (e)	1,469
1,731	8.250%, 01/15/21 (e)	1,307

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Range Resources Corp.,
4,950	4.875%, 05/15/25 (e)	4,009
569	5.000%, 08/15/22	444
3,029	5.000%, 03/15/23	2,363
1,864	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	1,873
119	Real Mex Restaurants, Inc., 7.000%, 03/21/16	98
1,500	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	1,528
	Regal Entertainment Group,
7,884	5.750%, 03/15/22	7,933
1,200	5.750%, 06/15/23	1,182
315	5.750%, 02/01/25	304
	Regency Energy Partners LP/Regency Energy Finance Corp.,
292	4.500%, 11/01/23	234
696	5.000%, 10/01/22	585
5,245	5.500%, 04/15/23	4,406
1,043	5.875%, 03/01/22	955
1,145	6.500%, 07/15/21	1,093
2,030	Reliance Holding USA, Inc., Reg. S, 5.400%, 02/14/22	2,227
600	Revlon Consumer Products Corp., 5.750%, 02/15/21	585
13,960	Reynolds American, Inc., 5.850%, 08/15/45	15,483
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
9,985	5.750%, 10/15/20	9,998
4,750	6.875%, 02/15/21	4,916
2,630	7.125%, 04/15/19	2,679
1,950	8.250%, 02/15/21	1,818
13,175	9.000%, 04/15/19	12,681
8,371	9.875%, 08/15/19	8,183
	RHP Hotel Properties LP/RHP Finance Corp.,
3,460	5.000%, 04/15/21	3,503
4,063	5.000%, 04/15/23	4,048
1,125	Rice Energy, Inc., 7.250%, 05/01/23	863
	Rite Aid Corp.,
12,172	6.125%, 04/01/23 (e)	12,842
910	6.750%, 06/15/21	962
1,600	9.250%, 03/15/20	1,686
5,500	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	5,026

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
583	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	602
4,000	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	3,760
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
656	5.625%, 07/15/22	394
1,070	5.625%, 11/15/23 (e)	578
3,400	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	3,494
554	RSP Permian, Inc., 6.625%, 10/01/22	493
182	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	5
	Sabine Pass Liquefaction LLC,
11,944	5.625%, 04/15/23	10,481
2,853	5.625%, 03/01/25	2,454
3,337	5.625%, 02/01/21	3,053
975	5.750%, 05/15/24	856
3,513	6.250%, 03/15/22	3,236
	Sabre GLBL, Inc.,
2,542	5.250%, 11/15/23 (e)	2,517
8,087	5.375%, 04/15/23 (e)	8,127
	Sally Holdings LLC/Sally Capital, Inc.,
500	5.500%, 11/01/23	513
2,433	5.625%, 12/01/25	2,512
5,495	5.750%, 06/01/22	5,735
3,100	Sanchez Energy Corp., 6.125%, 01/15/23	1,240
2,791	SBA Communications Corp., 4.875%, 07/15/22	2,791
3,246	SBA Telecommunications, Inc., 5.750%, 07/15/20	3,368
	Scientific Games International, Inc.,
3,170	7.000%, 01/01/22 (e)	2,980
4,535	10.000%, 12/01/22	3,152
6,908	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23 (e)	7,219
	Sealed Air Corp.,
1,400	4.875%, 12/01/22 (e)	1,410
1,750	5.125%, 12/01/24 (e)	1,750
1,233	5.250%, 04/01/23 (e)	1,248
600	6.500%, 12/01/20 (e)	662
3,905	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	3,915
15,492	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	15,879

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Service Corp. International,
3,041	5.375%, 01/15/22	3,163
7,080	5.375%, 05/15/24	7,487
2,735	7.500%, 04/01/27	3,138
700	7.625%, 10/01/18	784
1,240	8.000%, 11/15/21	1,457
850	SESI LLC, 7.125%, 12/15/21	604
408	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/19 (e)	428
2,994	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	3,121
910	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	755
	Sinclair Television Group, Inc.,
7,729	5.375%, 04/01/21	7,758
4,490	5.625%, 08/01/24 (e)	4,367
4,230	6.125%, 10/01/22	4,346
	Sirius XM Radio, Inc.,
2,530	4.625%, 05/15/23 (e)	2,480
6,255	5.375%, 04/15/25 (e)	6,286
7,245	5.750%, 08/01/21 (e)	7,518
7,895	6.000%, 07/15/24 (e)	8,270
2,230	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	2,271
	SM Energy Co.,
1,760	5.000%, 01/15/24	946
1,354	5.625%, 06/01/25	724
3,617	6.500%, 11/15/21	2,106
2,600	6.500%, 01/01/23	1,502
	Smithfield Foods, Inc.,
2,625	5.250%, 08/01/18 (e)	2,677
5,530	5.875%, 08/01/21 (e)	5,613
4,075	6.625%, 08/15/22	4,284
3,800	Southern Copper Corp., 5.875%, 04/23/45	2,890
	Southern Power Co.,
1,380	5.150%, 09/15/41	1,269
1,534	5.250%, 07/15/43	1,444
	Spectrum Brands, Inc.,
5,538	5.750%, 07/15/25 (e)	5,677
2,159	6.125%, 12/15/24 (e)	2,245
2,200	6.375%, 11/15/20	2,321
4,135	6.625%, 11/15/22	4,404
1,075	Speedway Motorsports, Inc., 5.125%, 02/01/23	1,072

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
	Sprint Capital Corp.,
3,886	6.875%, 11/15/28	2,560
1,336	6.900%, 05/01/19	1,069
16,490	8.750%, 03/15/32	11,625
	Sprint Communications, Inc.,
2,351	6.000%, 12/01/16	2,333
2,727	6.000%, 11/15/22	1,834
8,626	7.000%, 03/01/20 (e)	8,281
6,825	7.000%, 08/15/20	5,016
17,095	9.000%, 11/15/18 (e)	17,437
734	9.125%, 03/01/17	730
305	11.500%, 11/15/21	256
	Sprint Corp.,
1,188	7.125%, 06/15/24	802
16,448	7.250%, 09/15/21	11,843
17,053	7.625%, 02/15/25	11,649
30,106	7.875%, 09/15/23	21,450
1,560	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23 (e)	1,615
1,835	Station Casinos LLC, 7.500%, 03/01/21	1,890
	Steel Dynamics, Inc.,
1,125	5.125%, 10/01/21	1,049
625	5.250%, 04/15/23	567
2,600	5.500%, 10/01/24	2,347
1,935	6.375%, 08/15/22	1,872
1,945	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	1,860
1,623	Stone Energy Corp., 7.500%, 11/15/22	430
	Suburban Propane Partners LP/Suburban Energy Finance Corp.,
650	5.500%, 06/01/24	541
114	7.375%, 08/01/21	112
5,683	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	5,484
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
510	5.500%, 08/15/22	321
391	7.500%, 07/01/21	285
	Sunoco Logistics Partners Operations LP,
5,150	5.300%, 04/01/44	3,639
4,450	5.350%, 05/15/45	3,102
	Sunoco LP/Sunoco Finance Corp.,
1,638	5.500%, 08/01/20 (e)	1,536
2,320	6.375%, 04/01/23 (e)	2,140

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
7,575	SUPERVALU, Inc., 7.750%, 11/15/22	6,439
	Talen Energy Supply LLC,
878	4.625%, 07/15/19 (e)	671
2,351	6.500%, 06/01/25	1,599
1,005	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	352
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
850	5.250%, 05/01/23	659
1,500	6.375%, 08/01/22	1,245
2,750	6.750%, 03/15/24 (e)	2,269
655	6.875%, 02/01/21	566
	Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
185	5.625%, 03/01/24 (e)	168
1,795	5.875%, 04/15/23 (e)	1,678
1,665	Team Health, Inc., 7.250%, 12/15/23 (e)	1,740
	TEGNA, Inc.,
1,415	4.875%, 09/15/21 (e)	1,422
384	5.125%, 07/15/20	397
2,010	5.500%, 09/15/24 (e)	2,020
6,355	6.375%, 10/15/23	6,705
875	Teleflex, Inc., 5.250%, 06/15/24	875
	Tempur Sealy International, Inc.,
2,485	5.625%, 10/15/23 (e)	2,535
4,425	6.875%, 12/15/20	4,657
	Tenet Healthcare Corp.,
3,935	4.375%, 10/01/21	3,881
2,321	4.500%, 04/01/21	2,275
13,750	4.750%, 06/01/20	13,853
1,134	5.000%, 03/01/19	1,069
2,995	5.500%, 03/01/19	2,853
4,629	6.000%, 10/01/20	4,895
510	6.250%, 11/01/18	539
6,790	6.750%, 02/01/20	6,518
5,495	6.750%, 06/15/23	5,083
10,318	8.000%, 08/01/20	10,344
16,005	8.125%, 04/01/22	16,045
1,022	Tenneco, Inc., 5.375%, 12/15/24	1,035
	Terex Corp.,
9,835	6.000%, 05/15/21	8,852
2,200	6.500%, 04/01/20	2,101
1,402	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	1,094

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
	TerraForm Power Operating LLC,
3,741	5.875%, 02/01/23 (e)	2,983
4,273	6.125%, 06/15/25 (e)	3,301
480	Tesoro Corp., 5.125%, 04/01/24	451
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
893	5.500%, 10/15/19 (e)	829
5,079	5.875%, 10/01/20	4,724
4,975	6.125%, 10/15/21	4,502
3,557	6.250%, 10/15/22 (e)	3,237
2,654	Time Warner Cable, Inc., 7.300%, 07/01/38	2,820
10,590	Time Warner, Inc., 4.850%, 07/15/45	9,546
5,200	Time, Inc., 5.750%, 04/15/22 (e)	4,563
	T-Mobile USA, Inc.,
595	5.250%, 09/01/18	607
2,880	6.000%, 03/01/23	2,896
1,715	6.125%, 01/15/22	1,745
1,296	6.250%, 04/01/21	1,319
2,355	6.375%, 03/01/25	2,361
1,360	6.500%, 01/15/24	1,373
6,195	6.500%, 01/15/26	6,195
1,571	6.625%, 11/15/20	1,616
4,187	6.625%, 04/01/23	4,281
14,994	6.633%, 04/28/21	15,500
14,260	6.731%, 04/28/22	14,634
4,532	6.836%, 04/28/23	4,668
	Toll Brothers Finance Corp.,
1,970	4.875%, 11/15/25	1,931
70	5.625%, 01/15/24	71
1,995	Tops Holding LLC/Tops Markets II Corp., 8.000%, 06/15/22 (e)	1,895
1,320	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26 (e)	1,376
	TransDigm, Inc.,
1,000	5.500%, 10/15/20	975
3,211	6.000%, 07/15/22	3,147
3,800	6.500%, 07/15/24	3,715
3,215	6.500%, 05/15/25 (e)	3,090
1,380	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	1,420
2,560	Tribune Media Co., 5.875%, 07/15/22 (e)	2,554
	Triumph Group, Inc.,
4,545	4.875%, 04/01/21	3,613
1,686	5.250%, 06/01/22	1,355

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Tronox Finance LLC,
158	6.375%, 08/15/20	98
3,760	7.500%, 03/15/22 (e)	2,265
3,219	Tutor Perini Corp., 7.625%, 11/01/18	3,219
3,163	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,186
1,240	U.S. Concrete, Inc., 8.500%, 12/01/18	1,283
563	UAL 2007-1 Pass-Through Trust, Series 071A, 6.636%, 07/02/22	595
2,950	UCI International, Inc., 8.625%, 02/15/19	826
2,133	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	1,706
4,880	Unit Corp., 6.625%, 05/15/21	3,172
	United Rentals North America, Inc.,
1,498	4.625%, 07/15/23	1,453
3,281	5.500%, 07/15/25	2,928
2,520	5.750%, 11/15/24	2,325
6,478	6.125%, 06/15/23	6,235
435	7.375%, 05/15/20	448
10,777	7.625%, 04/15/22	11,087
3,115	8.250%, 02/01/21	3,247
2,915	Univar USA, Inc., 6.750%, 07/15/23 (e)	2,580
	Universal Health Services, Inc.,
288	3.750%, 08/01/19 (e)	294
420	4.750%, 08/01/22 (e)	420
	Univision Communications, Inc.,
5,175	5.125%, 05/15/23 (e)	5,020
5,830	5.125%, 02/15/25 (e)	5,524
5,253	6.750%, 09/15/22 (e)	5,411
750	8.500%, 05/15/21 (e)	744
112	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (v)	215
4,131	USI, Inc., 7.750%, 01/15/21 (e)	3,708
	VeriSign, Inc.,
1,800	4.625%, 05/01/23	1,764
418	5.250%, 04/01/25	413
	Verizon Communications, Inc.,
7,030	4.522%, 09/15/48	6,159
11,945	4.862%, 08/21/46	11,078
1,130	Viacom, Inc., 4.375%, 03/15/43	781
1,300	Vista Outdoor, Inc., 5.875%, 10/01/23 (e)	1,323
13,110	Voya Financial, Inc., VAR, 5.650%, 05/15/53	12,717
	Vulcan Materials Co.,
3,160	4.500%, 04/01/25	3,136

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
5,080	7.500%, 06/15/21	5,852
1,567	W&T Offshore, Inc., 8.500%, 06/15/19	415
	W.R. Grace & Co.-Conn,
938	5.125%, 10/01/21 (e)	943
312	5.625%, 10/01/24 (e)	310
9,315	Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	8,248
1,740	WCI Communities, Inc., 6.875%, 08/15/21	1,775
433	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	444
2,316	West Corp., 5.375%, 07/15/22 (e)	1,951
1,071	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	975
353	Western Refining, Inc., 6.250%, 04/01/21	321
	Whiting Petroleum Corp.,
2,601	5.000%, 03/15/19	1,689
7,600	5.750%, 03/15/21	4,769
1,725	6.250%, 04/01/23	1,078
3,720	Williams Partners LP, 5.100%, 09/15/45	2,410
	Williams Partners LP/ACMP Finance Corp.,
6,415	4.875%, 05/15/23	4,874
7,443	6.125%, 07/15/22	6,069
	Windstream Services LLC,
2,520	6.375%, 08/01/23	1,821
4,029	7.500%, 06/01/22	3,102
7,726	7.500%, 04/01/23	5,930
3,000	7.750%, 10/15/20	2,482
19,767	7.750%, 10/01/21	15,418
1,155	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	967
	WMG Acquisition Corp.,
4,100	5.625%, 04/15/22 (e)	3,977
4,915	6.000%, 01/15/21 (e)	5,001
3,408	6.750%, 04/15/22 (e)	2,999
	WPX Energy, Inc.,
2,158	5.250%, 09/15/24	1,176
5,930	6.000%, 01/15/22	3,440
800	8.250%, 08/01/23	512
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
1,835	5.375%, 03/15/22	1,757
11,420	5.500%, 03/01/25 (e)	10,014
4,900	XPO Logistics, Inc., 6.500%, 06/15/22 (e)	4,385
900	Yum! Brands, Inc., 3.750%, 11/01/21	816

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Zayo Group LLC/Zayo Capital, Inc.,
12,940	6.000%, 04/01/23	12,649
1,014	10.125%, 07/01/20	1,090
12,185	Zebra Technologies Corp., 7.250%, 10/15/22	12,672
	ZF North America Capital, Inc.,
2,586	4.000%, 04/29/20 (e)	2,581
9,705	4.500%, 04/29/22 (e)	9,353
7,288	4.750%, 04/29/25 (e)	6,833

		3,393,263

	Venezuela — 0.1%
	Petroleos de Venezuela S.A.,
15,330	Reg. S, 5.375%, 04/12/27	4,466
500	Reg. S, 6.000%, 11/15/26	147
22,736	Petróleos de Venezuela S.A., Reg. S, 6.000%, 11/15/26	6,682

		11,295

	Total Corporate Bonds (Cost $4,576,140)	4,183,374

Foreign Government Securities — 3.3%
	Angola — 0.0% (g)
1,640	Republic of Angola, 9.500%, 11/12/25 (e)	1,361

	Argentina — 0.1%
	Provincia de Buenos Aires,
2,332	Reg. S, 9.625%, 04/18/28	2,376
2,300	Reg. S, 9.950%, 06/09/21	2,363
5,399	Reg. S, 10.875%, 01/26/21	5,696

		10,435

	Aruba — 0.0% (g)
2,220	Government of Aruba, 4.625%, 09/14/23 (e)	2,176

	Belarus — 0.0% (g)
4,800	Republic of Belarus, 8.950%, 01/26/18	4,932

	Brazil — 0.2%
10,805	Citigroup, Inc., CLN, Reg. S, 0.000%, 01/03/17 (linked to Federative Republic of Brazil, 0.000%, 01/01/17; credit rating BBB)	4,671
	Federative Republic of Brazil,
5,740	4.250%, 01/07/25	4,801
4,750	4.875%, 01/22/21	4,501
7,912	5.000%, 01/27/45	5,499

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Brazil –– continued
3,520	7.125%, 01/20/37	3,194

		22,666

	Costa Rica — 0.1%
1,370	Instituto Costarricense de Electricidad, Reg. S, 6.950%, 11/10/21	1,344
	Republic of Costa Rica,
3,370	7.158%, 03/12/45 (e)	2,831
6,790	Reg. S, 9.995%, 08/01/20	8,012

		12,187

	Croatia — 0.1%
	Republic of Croatia,
5,990	Reg. S, 6.000%, 01/26/24	6,423
4,690	Reg. S, 6.750%, 11/05/19	5,091

		11,514

	Dominican Republic — 0.1%
	Government of Dominican Republic,
1,290	6.875%, 01/29/26 (e)	1,308
2,105	7.450%, 04/30/44 (e)	2,031
6,179	9.040%, 01/23/18 (e)	6,527
5,340	Reg. S, 7.500%, 05/06/21	5,634

		15,500

	Ecuador — 0.0% (g)
	Republic of Ecuador,
2,850	10.500%, 03/24/20 (e)	2,109

	El Salvador — 0.1%
	Republic of El Salvador,
9,190	Reg. S, 7.750%, 01/24/23	8,581

	Ethiopia — 0.0% (g)
2,200	Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24 (e)	1,889

	Ghana — 0.1%
6,350	Republic of Ghana, 10.750%, 10/14/30 (e)	5,961

	Honduras — 0.0% (g)
	Republic of Honduras,
5,230	Reg. S, 8.750%, 12/16/20	5,648

	Hungary — 0.3%
	Republic of Hungary,
10,630	5.375%, 03/25/24	11,706
6,340	5.750%, 11/22/23	7,109
4,564	6.375%, 03/29/21	5,169
9,352	7.625%, 03/29/41	12,718

		36,702

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Indonesia — 0.2%
	Republic of Indonesia,
5,350	5.875%, 01/15/24 (e)	5,818
5,700	6.750%, 01/15/44 (e)	6,234
9,142	Reg. S, 11.625%, 03/04/19	11,485

		23,537

	Iraq — 0.1%
15,935	Republic of Iraq, Reg. S, 5.800%, 01/15/28	9,959

	Ivory Coast — 0.0% (g)
3,220	Republic of Ivory Coast, 6.375%, 03/03/28 (e)	2,830

	Jamaica — 0.1%
	Government of Jamaica,
1,250	7.875%, 07/28/45	1,200
5,440	8.000%, 06/24/19	5,814

		7,014

	Kenya — 0.0% (g)
750	Citigroup, Inc., CLN, 0.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/01/32; credit rating B)	567
2,420	Republic of Kenya, Reg. S, 6.875%, 06/24/24	2,151

		2,718

	Lebanon — 0.1%
	Republic of Lebanon,
2,300	4.500%, 04/22/16	2,292
4,500	6.600%, 11/27/26	4,348
5,050	Reg. S, 8.250%, 04/12/21	5,421

		12,061

	Mexico — 0.1%
6,550	United Mexican States, 4.600%, 01/23/46	5,797

	Morocco — 0.0% (g)
	Kingdom of Morocco,
2,250	Reg. S, 4.250%, 12/11/22	2,250
2,250	Reg. S, 5.500%, 12/11/42	2,160

		4,410

	Netherlands — 0.0% (g)
1,594	Republic of Angola Via Northern Lights III BV, Reg. S, 7.000%, 08/16/19	1,488

	Pakistan — 0.1%
4,150	Pakistan Government International Bond, Reg. S, 6.750%, 12/03/19	4,171

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Pakistan –– continued
	Republic of Pakistan,
4,620	8.250%, 04/15/24 (e)	4,657
1,004	Reg. S, 6.875%, 06/01/17	1,027

		9,855

	Panama — 0.1%
	Republic of Panama,
3,250	3.750%, 03/16/25	3,201
2,450	4.300%, 04/29/53	2,089
2,150	6.700%, 01/26/36	2,569

		7,859

	Peru — 0.0% (g)
	Republic of Peru,
1,900	5.625%, 11/18/50	1,957
1,500	6.550%, 03/14/37	1,733

		3,690

	Philippines — 0.1%
	Republic of the Philippines,
1,760	5.500%, 03/30/26	2,138
7,080	10.625%, 03/16/25	11,346

		13,484

	Poland — 0.0% (g)
3,450	Republic of Poland, 5.000%, 03/23/22	3,812

	Portugal — 0.0% (g)
EUR 1,150	Republic of Portugal, 5.250%, 09/28/17	1,310

	Romania — 0.2%
	Republic of Romania,
6,180	6.750%, 02/07/22 (e)	7,247
10,110	Reg. S, 6.125%, 01/22/44	11,920

		19,167

	Russia — 0.2%
	Russian Federation,
2,400	Reg. S, 3.500%, 01/16/19	2,399
6,200	Reg. S, 4.875%, 09/16/23	6,309
6,000	Reg. S, 5.875%, 09/16/43	5,805
6,390	Reg. S, 12.750%, 06/24/28	10,152
3,237	Reg. S, SUB, 7.500%, 03/31/30	3,884

		28,549

	Serbia — 0.1%
9,980	Republic of Serbia, Reg. S, 7.250%, 09/28/21	11,198

	Slovenia — 0.1%
	Republic of Slovenia,
2,270	Reg. S, 5.250%, 02/18/24	2,528

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Slovenia — continued
4,020	Reg. S, 5.850%, 05/10/23	4,592

		7,120

	South Africa — 0.1%
	Republic of South Africa,
2,000	5.875%, 05/30/22	2,110
5,334	5.875%, 09/16/25	5,566
2,000	South Africa Government International Bond, 5.875%, 05/30/22	2,110

		9,786

	Sri Lanka — 0.1%
	Republic of Sri Lanka,
3,350	Reg. S, 5.875%, 07/25/22	3,024
4,090	Reg. S, 6.250%, 10/04/20	3,916

		6,940

	Turkey — 0.3%
	Republic of Turkey,
7,450	6.000%, 01/14/41	7,664
6,810	6.250%, 09/26/22	7,484
13,040	7.375%, 02/05/25	15,348

		30,496

	Ukraine — 0.1%
	Republic of Ukraine,
169	7.750%, 09/01/19 (e)	160
1,077	7.750%, 09/01/20 (e)	1,010
978	7.750%, 09/01/21 (e)	907
3,078	7.750%, 09/01/22 (e)	2,832
3,078	7.750%, 09/01/23 (e)	2,812
978	7.750%, 09/01/24 (e)	890
978	7.750%, 09/01/25 (e)	888
1,978	VAR, 0.000%, 05/31/40 (e)	761

		10,260

	Uruguay — 0.0% (g)
	Republic of Uruguay,
3,060	5.100%, 06/18/50	2,639
1,280	7.625%, 03/21/36	1,559
1,230	8.000%, 11/18/22	1,505

		5,703

	Venezuela — 0.1%
	Republic of Venezuela,
10,570	Reg. S, 7.650%, 04/21/25	3,488
4,020	Reg. S, 9.000%, 05/07/23	1,367
3,050	Venezuela Government International Bond, Reg. S, 7.650%, 04/21/25	1,006

		5,861

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Zambia — 0.0% (g)
	Republic of Zambia,
2,090	8.500%, 04/14/24 (e)	1,484
2,010	8.970%, 07/30/27 (e)	1,407

		2,891

	Total Foreign Government Securities (Cost $411,245)	389,456

Loan Assignments — 0.9%
	Australia — 0.0% (g)
2,085	FMG Resources Pty, Ltd., Term Loan B, VAR, 4.250%, 06/30/19	1,440

	Bermuda — 0.0% (g)
835	Floatel International Ltd., Initial Term Loan, VAR, 6.000%, 06/27/20	323

	Canada — 0.0% (g)
2,375	Concordia Healthcare Corp., Initial Dollar Term Loan, VAR, 5.250%, 10/21/21	2,268
303	MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20	234

		2,502

	Cayman Islands — 0.0% (g)
660	Shelf Drilling Midco Ltd., Term Loan, VAR, 10.000%, 10/08/18	323

	Luxembourg — 0.0% (g)
1,700	Delta 2 Lux Sarl, 2nd Lien Facility, VAR, 7.750%, 07/29/22	1,411
997	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, VAR, 4.250%, 03/11/22	985

		2,396

	Netherlands — 0.0% (g)
873	NXP B.V., Tranche B Term Loan, VAR, 3.750%, 12/07/20	871

	Singapore — 0.1%
865	Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21	864
3,930	Avago Technologies Ltd., Term Loan, VAR, 4.250%, 11/10/22 ^	3,864

		4,728

	United States — 0.8%
6,448	Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22	6,295
183	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	182

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,054	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	1,046
1,590	American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20	1,391
400	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	381
1,276	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	852
1,655	Berry Plastics Corp., Term Loan F, VAR, 4.000%, 10/03/22	1,646
1,443	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	1,437
3,169	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	3,144
2,226	Cincinnati Bell, Inc., Tranche B term Loan, VAR, 4.000%, 09/10/20	2,139
1,592	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	1,519
5,820	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22 ^	5,804
2,040	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	2,033
725	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21	681
1,617	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	1,574
807	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	314
640	Energy Future Intermediate Holdings Co. LLC., Term Loan, VAR, 4.250%, 12/19/16	637
178	Entercom Radio LLC, Term B-2 Loan, VAR, 4.000%, 11/23/18	177
808	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	624
1,510	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	243
2,260	First Data Corp., Term Loan, VAR, 3.927%, 03/23/18	2,228
113	Fram Group Holdings, Inc., Term Loan, VAR, 7.955%, 07/29/17	89
855	Go Daddy Group, Inc. (The), Incinitial Term Loan, VAR, 4.250%, 05/13/21	849
1,897	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22 ^	1,880
1,230	Gruden Acquisition, Inc., 2nd Lien Term Loan, VAR, 9.500%, 08/18/23	1,165
5,407	iHeartCommunications, Inc., Term Loan D, VAR, 7.178%, 01/30/19	3,573

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States –– continued
1,873	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.928%, 07/30/19	1,236
491	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.750%, 12/09/20	478
867	inVentiv Health, Inc., Term Loan B4, VAR, 7.750%, 05/15/18	858
2,099	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	1,417
1,477	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	1,442
3,244	Microsemi Corp., Term Loan B, VAR, 5.250%, 12/16/22 ^	3,222
625	Navios Maritime Partners LP, Term Loan, VAR, 5.500%, 06/18/20	615
269	OCI Beaumont LLC, Term Loan B3, VAR, 6.500%, 08/20/19	269
1,276	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	1,235
5,084	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	5,019
1,275	Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23	1,275
747	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	746
169	Quikrete Holdings, Inc., Initial Term Loan (second Lien), VAR, 7.000%, 03/26/21	167
395	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	395
2,125	Rite Aid Corp., 2nd Lien Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	2,118
645	Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/25/22	638
2,709	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	2,401
1,217	Sabine Oil & Gas LLC, 2nd Lien Term Loan, VAR, 12.000%, 12/31/18 (d)	28
714	Scientific Games Corp., Initial Term Loan, VAR, 6.000%, 10/18/20	638
1,597	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	1,490
1,001	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	994
1,017	Signode Industrial Group U.S., Inc. Initial Term B Loan, VAR, 3.750%, 05/01/21	971
1,225	Staples, Inc., Term Loan B, VAR, 5.250%, 02/02/22 ^	1,214
2,415	Stardust Finance Holding, Inc., Senior Lien Term Loan, VAR, 6.500%, 03/14/22	2,258

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States — continued
	1,060	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	721
	313	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	210
	1,001	Texas Competitive Electric Holdings Co. LLC, 1st Lien DIP Term Loan, VAR, 3.750%, 11/07/16 (d)	993
	16,772	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.908%, 10/10/17 (d)	5,055
	12,477	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.908%, 10/10/17 (d)	3,640
	767	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	753
	437	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	427
	1,691	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	1,647
	2,950	UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21	2,884
	744	Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 5.250%, 03/31/22	700
	754	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 12/20/15 (d)	—	(h)

			90,057

		Total Loan Assignments (Cost 125,247)	102,640

	Preferred Securities — 6.9% (x)
		Belgium — 0.1%
EUR	12,925	KBC Groep N.V., VAR, 5.625%, 03/19/19	13,827

		Denmark — 0.1%
EUR	4,071	Danske Bank A/S, VAR, 5.750%, 04/06/20	4,366

		France — 0.3%
	6,810	BNP Paribas S.A., VAR, 7.375%, 08/19/25 (e)	6,682
		Credit Agricole S.A.,
EUR	1,235	Reg. S, VAR, 6.500%, 06/23/21	1,325
	14,645	VAR, 6.625%, 09/23/19 (e)	13,780
	4,435	VAR, 8.125%, 12/23/25 (e)	4,431
		Electricite de France S.A.,
	4,600	VAR, 5.250%, 01/29/23 (e)	4,123
	5,270	VAR, 5.625%, 01/22/24 (e)	4,764
GBP	2,000	Orange S.A., Reg. S, VAR, 5.875%, 02/07/22	2,786

			37,891

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Preferred Securities — continued
		Netherlands — 0.1%
EUR	5,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, VAR, 5.500%, 06/29/20	5,329
GBP	4,400	Telefonica Europe B.V., Reg. S, VAR, 6.750%, 11/26/20	6,207

			11,536

		Spain — 0.2%
		Banco Bilbao Vizcaya Argentaria S.A.,
EUR	10,000	Reg. S, VAR, 7.000%, 02/19/19	10,192
EUR	5,000	VAR, 6.750%, 02/18/20	5,050
	2,000	VAR, 9.000%, 05/09/18	2,090

			17,332

		Sweden — 0.1%
	5,000	Skandinaviska Enskilda Banken AB, VAR, 5.750%, 05/13/20	4,756
	5,000	Svenska Handelsbanken AB, VAR, 5.250%, 03/01/21	4,737
	5,000	Swedbank AB, VAR, 5.500%, 03/17/20	4,862

			14,355

		Switzerland — 0.2%
		Credit Suisse Group AG,
	6,385	VAR, 6.250%, 12/18/24 (e)	6,233
	15,111	VAR, 7.500%, 12/11/23 (e)	15,512
	5,000	UBS Group AG, VAR, 7.000%, 02/19/25	5,194

			26,939

		United Kingdom — 0.4%
		HSBC Holdings plc,
	14,540	VAR, 6.375%, 09/17/24	13,958
	7,675	VAR, 6.375%, 03/30/25	7,396
		Lloyds Banking Group plc,
	16,958	VAR, 7.500%, 06/27/24	17,552
GBP	6,909	Nationwide Building Society, VAR, 6.875%, 06/20/19	9,573

			48,479

		United States — 5.4%
		American Express Co.,
	11,620	VAR, 5.200%, 11/15/19	11,068
	17,060	Series C, VAR, 4.900%, 03/15/20	15,908
		Bank of America Corp.,
	15,338	Series AA, VAR, 6.100%, 03/17/25	15,594
	19,619	Series K, VAR, 8.000%, 01/30/18	19,809
	1,315	Series M, VAR, 8.125%, 05/15/18	1,334
	12,355	Series U, VAR, 5.200%, 06/01/23	11,552

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
41,030	Series V, VAR, 5.125%, 06/17/19	38,876
11,220	Series X, VAR, 6.250%, 09/05/24	11,220
16,930	Series Z, VAR, 6.500%, 10/23/24	17,686
	Bank of New York Mellon Corp. (The),
12,235	Series D, VAR, 4.500%, 06/20/23	11,074
20,375	Series E, VAR, 4.950%, 06/20/20	20,102
21,570	Capital One Financial Corp., Series E, VAR, 5.550%, 06/01/20	21,449
	Citigroup, Inc.,
18,431	VAR, 5.950%, 01/30/23	17,970
22,455	Series D, VAR, 5.350%, 05/15/23	21,136
10,670	Series M, VAR, 6.300%, 05/15/24	10,350
21,330	Series N, VAR, 5.800%, 11/15/19	20,743
12,795	Series O, VAR, 5.875%, 03/27/20	12,427
21,650	Series P, VAR, 5.950%, 05/15/25	21,007
5,040	Series Q, VAR, 5.950%, 08/15/20	4,952
8,065	Series R, VAR, 6.125%, 11/15/20	8,113
	Fifth Third Bancorp,
17,625	VAR, 5.100%, 06/30/23	15,808
6,175	Series J, VAR, 4.900%, 09/30/19	5,588
58,839	General Electric Co., Series D, VAR, 5.000%, 01/21/21	60,457
	Goldman Sachs Group, Inc. (The),
25,078	Series L, VAR, 5.700%, 05/10/19	24,733
21,703	Series M, VAR, 5.375%, 05/10/20	21,188
17,944	MetLife, Inc., Series C, VAR, 5.250%, 06/15/20	17,529
	Morgan Stanley,
26,970	Series H, VAR, 5.450%, 07/15/19	26,026
13,055	Series J, VAR, 5.550%, 07/15/20	12,916
	PNC Financial Services Group, Inc. (The),
9,588	VAR, 6.750%, 08/01/21	10,281
12,415	Series R, VAR, 4.850%, 06/01/23	11,577
13,910	State Street Corp., Series F, VAR, 5.250%, 09/15/20	13,979
12,540	SunTrust Banks, Inc., VAR, 5.625%, 12/15/19	12,462
12,045	U.S. Bancorp, Series I, VAR, 5.125%, 01/15/21	12,136
	Wachovia Capital Trust III,
11,565	VAR, 5.570%, 03/03/16	11,045
	Wells Fargo & Co.,
12,480	Series K, VAR, 7.980%, 03/15/18	13,042
27,592	Series S, VAR, 5.900%, 06/15/24	27,833
16,775	Series U, VAR, 5.875%, 06/15/25	17,683

		626,653

	Total Preferred Securities (Cost $821,196)	801,378

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — 1.8%
	Bermuda — 0.0% (g)
12	Bunge Ltd., 4.875% ($100 par value) @	1,037

	Brazil — 0.0% (g)
150	Banco Bradesco S.A. (Preference Shares)	680

	Cayman Islands — 0.1%
3	XLIT Ltd., Series D, VAR, 3.742%, 02/01/16 ($1,000 par value) @	2,649
3,924	XLIT Ltd., Series E, VAR, 6.500%, 04/15/17 ($100 par value) @	2,847

		5,496

	Ireland — 0.1%
7	Allergan plc, Series A, 5.500%, 03/01/18 ($1,000 par value)	6,396

	Israel — 0.0% (g)
5	Teva Pharmaceutical Industries Ltd., 7.000%, 12/15/18 ($1,000 par value)	5,120

	Russia — 0.0% (g)
1,495	Surgutneftegas OAO ($1 par value)	912

	United States — 1.6%
19	Alcoa, Inc., Series 1, 5.375%, 10/01/17 ($50 par value)	489
256	Allstate Corp. (The), Series C, 6.750%, 10/15/18 ($25 par value) @	7,148
97	Allstate Corp. (The), Series E, 6.625%, 04/15/19 ($25 par value) @	2,665
23	American Tower Corp., 5.500%, 02/15/18 ($100 par value)	2,290
10	American Tower Corp., Series A, 5.250%, 05/15/17 ($100 par value)	946
46	Anthem, Inc., 5.250%, 05/01/18 ($50 par value)	2,025
4	Bank of America Corp., Series L, 7.250% ($1,000 par value) @	4,570
508	BB&T Corp., Series F, 5.200%, 11/01/17 ($25 par value) @	12,828
52	BB&T Corp., Series G, 5.200%, 06/01/18 ($25 par value) @	1,316
117	Boston Properties, Inc., 5.250%, 03/27/18 ($25 par value) @	3,013

SHARES	SECURITY DESCRIPTION	VALUE
	United States –– continued
85	Capital One Financial Corp., Series B, 6.000%, 09/01/17 ($25 par value) @	2,203
365	Capital One Financial Corp., Series D, 6.700%, 12/01/19 ($25 par value) @	9,935
— (h)	Constar International, Inc., Class A	—
16	Crown Castle International Corp., Series A, 4.500%, 11/01/16 ($100 par value)	1,646
307	Discover Financial Services, Series B, 6.500%, 12/01/17 ($25 par value) @	7,954
42	Dominion Resources, Inc., 6.375%, 07/01/17 ($50 par value)	2,082
19	Dominion Resources, Inc., Series B, 6.000%, 07/01/16 ($50 par value)	1,057
290	Duke Energy Corp., 5.125%, 01/15/73 ($25 par value)	7,464
34	Exelon Corp., 6.500%, 06/01/17 ($50 par value)	1,454
28	Frontier Communications Corp., Series A, 11.125%, 06/29/18 ($100 par value)	2,491
12	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	305
675	Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 ($25 par value) @	16,842
430	Goldman Sachs Group, Inc. (The), Series K, VAR, 6.375%, 05/10/24 ($25 par value) @	11,692
65	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	2,002
400	Morgan Stanley, Series E, VAR, 7.125%, 10/15/23 ($25 par value) @	11,372
300	Morgan Stanley, Series F, VAR, 6.875%, 01/15/24 ($25 par value) @	8,412
500	Morgan Stanley, Series I, VAR, 6.375%, 10/15/24 ($25 par value) @	12,995
48	NextEra Energy, Inc., 5.799%, 09/01/16 ($50 par value)	2,743
1	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	1,036
274	SCE Trust II, 5.100%, 03/15/18 ($25 par value) @	6,838
56	Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value)	1,133
8	Stanley Black & Decker, Inc., 6.250%, 11/17/16 ($100 par value)	900
575	State Street Corp., 6.000%, 12/15/19 ($25 par value) @	15,140

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Preferred Stocks — continued
		United States –– continued
301		State Street Corp., Series D, VAR, 5.900%, 03/15/24 ($25 par value) @	8,102
10		Stericycle, Inc., 5.250%, 09/15/18 ($100 par value)	886
33		T-Mobile US, Inc., 5.500%, 12/15/17 ($50 par value)	2,262
50		Tyson Foods, Inc., 4.750%, 07/15/17 ($50 par value)	3,020
42		Vornado Realty Trust, Series G, 6.625%, 11/30/15 ($25 par value) @	1,089
5		Wells Fargo & Co., Series L, 7.500% ($1,000 par value) @	6,297
30		Welltower, Inc., Series I, 6.500% ($50 par value) @	1,686
25		Weyerhaeuser Co., Series A, 6.375%, 07/01/16 ($50 par value)	1,127

			189,455

		Total Preferred Stocks (Cost $205,005)	209,096

NUMBER OF WARRANTS
Warrants — 0.0% (g)
		United States — 0.0%
1		Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $42.50) (a)	—	(h)
1		Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $22.32) (a)	—
—	(h)	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $14.88) (a)	—

		Total Warrants (Cost $–(h))	—	(h)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Treasury Obligation — 0.3%
38,600	U.S. Treasury Note, 0.500%, 01/31/17 (Cost $38,514) (k)	38,543

Short-Term Investments — 2.6%
	Investment Company — 2.1%
249,594	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l)	249,594
	Time Deposits — 0.5%
52,800	Credit Agricole, 0.350%, 02/01/16	52,800

	Total Short-Term Investments (Cost $302,394)	302,394

	Total Investments — 99.0% (Cost $11,822,123)	11,550,136
	Other Assets in Excess of Liabilities — 1.0% (c)	114,606

	NET ASSETS — 100.0%	$11,664,742

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	8.9%
Real Estate Investment Trusts (REITs)	8.5
Diversified Telecommunication Services	5.0
Insurance	4.7
Pharmaceuticals	4.5
Asset-Backed Securities	4.5
Oil, Gas & Consumable Fuels	4.4
Media	4.4
Non-Agency CMO	3.9
Foreign Government Securities	3.4
Capital Markets	2.7
Health Care Providers & Services	2.5
Wireless Telecommunication Services	1.9
Tobacco	1.8
Hotels, Restaurants & Leisure	1.7
Chemicals	1.6
Electric Utilities	1.6
Food Products	1.6
Semiconductors & Semiconductor Equipment	1.5
Software	1.5
Commercial Mortgage-Backed Securities	1.4
Consumer Finance	1.4
Specialty Retail	1.3
Automobiles	1.3
Diversified Financial Services	1.1
Aerospace & Defense	1.1
Food & Staples Retailing	1.1
IT Services	1.0
Others (each less than 1.0%)	17.1
Short-Term Investments	2.6

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures Contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
120	Euro STOXX 50 Index	03/18/16	EUR	3,936	55
52	FTSE 100 Index	03/18/16	GBP	4,451	119
	Short Futures Outstanding
(4,642)	Euro FX	03/14/16	USD	(628,904)	4,432
(3,908)	GBP FX	03/14/16	USD	(347,861)	18,383
(14,395)	5 Year U.S. Treasury Note	03/31/16	USD	(1,737,071)	(28,504)

					(5,515)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of January 31, 2016. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
CVA	—	Dutch Certification
DIP	—	Debtor-in-possession
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
HKD	—	Hong Kong Dollar
MSCI	—	Morgan Stanley Capital International
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2016.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2016.
ZAR	—	South African Rand
(a)	—	Non-income producing security.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of January 31, 2016.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of January 31, 2016.
^	—	All or a portion of the security is unsettled as of January 31, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of January 31, 2016.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,452,866,000 and 21.2%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$502,220
Aggregate gross unrealized depreciation	(774,207)

Net unrealized appreciation/depreciation	$(271,987)

Federal income tax cost of investments	$11,822,123

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Futures are generally valued on the basis of available market quotations.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at January 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—		$116,937	$—	$116,937
Belgium	—		29,559	—	29,559
Bermuda	1,502		—	—	1,502
Brazil	7,268		—	—	7,268
Canada	21,390		—	—	21,390
Chile	2,540		—	—	2,540
China	—		4,430	—	4,430
Czech Republic	—		2,816	—	2,816
Denmark	—		45,416	—	45,416
Finland	—		108,841	—	108,841
France	—		263,198	—	263,198
Germany	8,583		197,926	—	206,509
Hong Kong	—		24,958	—	24,958
Hungary	—		1,663	—	1,663
India	—		3,814	—	3,814
Indonesia	—		1,692	—	1,692
Ireland	37,394		—	—	37,394
Italy	—	(a)	82,550	—	82,550
Japan	—		189,864	—	189,864
Luxembourg	—		8,607	—	8,607

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Mexico	2,836	—	—		2,836
Netherlands	—	130,132	—		130,132
Norway	—	61,785	—		61,785
Poland	—	1,513	—		1,513
Portugal	—	20,918	—		20,918
Russia	2,479	12,848	—		15,327
Singapore	—	4,901	—		4,901
South Africa	—	14,350	—		14,350
South Korea	4,026	2,679	—		6,705
Spain	140	80,243	—		80,383
Sweden	—	50,674	—		50,674
Switzerland	9,110	145,455	—		154,565
Taiwan	3,302	31,859	—		35,161
Thailand	—	1,585	—		1,585
Turkey	—	3,224	—		3,224
United Arab Emirates	—	1,293	—		1,293
United Kingdom	—	796,406	—		796,406
United States	1,726,872	—	174		1,727,046

Total Common Stocks	1,827,442	2,442,136	174		4,269,752

Preferred Stocks
Bermuda	1,037	—	—		1,037
Brazil	680	—	—		680
Cayman Islands	—	5,496	—		5,496
Ireland	6,396	—	—		6,396
Israel	5,120	—	—		5,120
Russia	912	—	—		912
United States	188,418	1,037	—	(a)	189,455

Total Preferred Stocks	202,563	6,533	—	(a)	209,096

Debt Securities
Asset-Backed Securities
United States	$—	$41,609	$479,527		$521,136
Collateralized Mortgage Obligations
Non-Agency CMO
United States	—	445,271	3,367		448,638
Commercial Mortgage-Backed Securities
United States	—	96,347	68,985		165,332
Convertible Bonds
Belgium	—	764	—		764
Bermuda	—	582	—		582
Cayman Islands	—	8,634	—		8,634
France	—	2,034	—		2,034
Germany	—	659	—		659
Luxembourg	—	3,231	—		3,231
Malaysia	—	1,344	—		1,344
Mexico	—	338	—		338
Netherlands	—	8,694	—		8,694
Singapore	—	5,373	—		5,373
South Africa	—	733	—		733
Spain	—	8,242	—		8,242
Taiwan	—	517	—		517
United Arab Emirates	—	7,198	—		7,198
United Kingdom	—	5,756	—		5,756
United States	—	64,298	—	(a)	64,298

Total Convertible Bonds	—	118,397	—	(a)	118,397

Corporate Bonds
Argentina	—	1,736	—		1,736
Australia	—	5,920	—		5,920
Bahamas	—	—	867		867
Bermuda	—	16,326	—		16,326

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Brazil	—	5,289	—		5,289
Canada	—	190,165	—	(a)	190,165
Cayman Islands	—	16,677	—		16,677
Chile	—	5,248	—		5,248
Colombia	—	6,822	—		6,822
Croatia	—	2,584	—		2,584
Finland	—	1,986	—		1,986
France	—	29,826	—		29,826
Georgia	—	5,594	—		5,594
Germany	—	6,306	—		6,306
Hungary	—	4,202	—		4,202
Indonesia	—	13,190	—		13,190
Ireland	—	45,850	—		45,850
Israel	—	5,684	—		5,684
Italy	—	11,410	—		11,410
Japan	—	4,280	—		4,280
Kazakhstan	—	14,001	—		14,001
Liberia	—	1,470	—		1,470
Luxembourg	—	176,730	—		176,730
Mexico	—	46,588	—		46,588
Morocco	—	17,333	—		17,333
Netherlands	—	60,595	—		60,595
Peru	—	7,599	—		7,599
Singapore	—	477	—		477
Sri Lanka	—	617	—		617
United Arab Emirates	—	2,954	—		2,954
United Kingdom	—	70,490	—		70,490
United States	—	3,387,292	5,971		3,393,263
Venezuela	—	11,295	—		11,295

Total Corporate Bonds	—	4,176,536	6,838		4,183,374

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Securities
Belgium	$—	$13,827	$—		$13,827
Denmark	—	4,366	—		4,366
France	—	37,891	—		37,891
Netherlands	—	11,536	—		11,536
Spain	—	17,332	—		17,332
Sweden	—	14,355	—		14,355
Switzerland	—	26,939	—		26,939
United Kingdom	—	48,479	—		48,479
United States	—	626,653	—		626,653

Total Preferred Securities	—	801,378	—		801,378

Loan Assignments
Australia	—	1,440	—		1,440
Bermuda	—	323	—		323
Canada	—	2,502	—		2,502
Cayman Islands	—	323	—		323
Luxembourg	—	2,396	—		2,396
Netherlands	—	871	—		871
Singapore	—	4,728	—		4,728
United States	—	87,923	2,134		90,057

Total Loan Assignments	—	100,506	2,134		102,640

Foreign Government Securities	—	384,218	5,238		389,456
U.S. Treasury Obligations	—	38,543	—		38,543
Warrants
United States	—	—	—	(b)	—	(b)
Short-Term Investments
Investment Company	249,594	—	—		249,594
Time Deposits	—	52,800	—		52,800

Total Investments in Securities	$2,279,599	$8,704,274	$566,263		$11,550,136

Appreciation in Other Financial Instruments
Futures Contracts	$22,989	$—	$—		$22,989

Depreciation in Other Financial Instruments
Futures Contracts	$(28,504)	$—	$—		$(28,504)

(a) Value is zero.

(b) Amount rounds to less than $1,000.

There were no transfers between levels 1 and 2 during the period ended January 31, 2016.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Income Builder Fund	Balance as of October 31, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2016
Asset-Backed Securities — United States	$471,259		$—	$(4,330)	$541	$24,111	$(21,671)	$19,587	$(9,970)	$479,527
Collateralized Mortgage Obligations — Non-Agency CMO — United States	3,628		—	(151)	5	—	(115)	—	—	3,367
Commercial Mortgage-Backed Securities — United States	62,029		—	(365)	(2)	4,746	(988)	3,565	—	68,985
Common Stocks — United States	180		—	(6)	—	—	—	—	—	174
Convertible Bonds — United States	277		117	(137)	—	14	(271)	—	—	—	(a)
Corporate Bonds — Bahamas	3,239		—	(2,379)	7	—	—	—	—	867
Corporate Bonds — Canada	—	(b)	—	—	—	—	—	—	—	—	(b)
Corporate Bonds — United States	105		—	(1,257)	(3)	216	(5)	6,915	—	5,971
Foreign Government Securities	5,053		—	185	—	—	—	—	—	5,238
Loan Assignment — United States	1,556		—	(36)	—	—	(5)	619	—	2,134
Preferred Stock — United States	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — United States	—	(b)	—	—	—	—	—	—	—	—	(b)

Total	$547,326		$117	$(8,476)	$548	$29,087	$(23,055)	$30,686	$(9,970)	$566,263

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2016, which were valued using significant unobservable inputs (Level 3), amounted to approximately $ (10,287)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at January 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	Pending Sale Amount (a)	Discount for lack of marketability (b)	100.00% (100.00%)

Common Stock	—
	—	Pending Sale Amount (a)	Discount for lack of marketability (b)	100.00% (100.00%)

Preferred Stock	—
	98	Market Comparable Companies	EBITDA Multiple (c)	6.0x (6.0x)
	218	Pending Sale Amount	Discount for lack of marketability (b)	0.00%—50.00% (14.85%)

Corporate Bond	316
	479,529	Discounted Cash Flow	Constant Prepayment Rate	0.00%—11.00% (3.53%)
			Constant Default Rate	0.00%—38.00% (6.80%)
			Yield (Discount Rate of Cash Flows)	1.11%—10.36% (4.19%)

Asset-Backed Securities	479,529
	3,366	Discounted Cash Flow	Constant Prepayment Rate	4.00%—21.26% (11.95%)
			Constant Default Rate	0.00%—7.82% (2.92%)
			Yield (Discount Rate of Cash Flows)	4.06%—10.78% (6.98%)

Collateralized Mortgage Obligations	3,366
	63,814	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.05%—13.56% (7.08%)

Commercial Mortgage-Backed Securities	63,814
Warrants	—	Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$547,025

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At January 31, 2016, the value of these investments was apprpximately $19,238,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the constant prepayment rate may decrease or increase the fair value measurement.

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
	Australia — 5.9%
8,140	Aristocrat Leisure Ltd.	59,817
1,297	Domino’s Pizza Enterprises Ltd.	55,693
18,647	Qantas Airways Ltd. (a)	51,854
954	Ramsay Health Care Ltd.	41,419
4,301	TPG Telecom Ltd.	30,988
5,945	Treasury Wine Estates Ltd.	38,693

		278,464

	Belgium — 1.1%
1,298	Ageas	52,713

	China — 1.6%
10,000	Shenzhou International Group Holdings Ltd.	53,621
50,000	XTEP International Holdings Ltd.	22,408

		76,029

	Denmark — 3.7%
675	Chr Hansen Holding A/S	41,328
917	ISS A/S	32,419
242	Pandora A/S	32,376
873	Royal Unibrew A/S	36,604
484	Vestas Wind Systems A/S	31,670

		174,397

	Finland — 1.4%
832	Elisa OYJ	30,135
887	Huhtamaki OYJ	31,355
126	Tieto OYJ	3,392

		64,882

	France — 8.1%
613	Cap Gemini S.A.	56,016
6,983	Havas S.A.	55,642
887	Ipsen S.A.	51,126
731	Rubis S.C.A	54,691
565	SEB S.A.	55,162
512	Sopra Steria Group	55,500
737	Thales S.A.	56,097

		384,234

	Germany — 4.7%
850	CTS Eventim AG & Co. KGaA	31,268
359	Fielmann AG	27,087
141	GRENKELEASING AG	27,132
50	Rational AG	22,423
722	Stroeer Media SE	42,489
614	United Internet AG	31,777
820	Wirecard AG	41,468

		223,644

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hong Kong — 1.7%
5,500	Link REIT	31,553
13,000	Techtronic Industries Co., Ltd.	49,325

		80,878

	Ireland — 2.8%
285	DCC plc	22,003
4,628	Irish Continental Group plc	25,481
1,265	Kingspan Group plc	32,508
347	Paddy Power plc	52,154

		132,146

	Italy — 2.3%
8,752	OVS S.p.A. (a) (e)	53,413
2,291	Recordati S.p.A.	56,783

		110,196

	Japan — 30.2%
8,800	Acom Co., Ltd. (a)	39,989
2,200	Aida Engineering Ltd.	20,047
700	Alps Electric Co., Ltd.	13,879
14,000	Aozora Bank Ltd.	46,893
900	Bandai Namco Holdings, Inc.	20,475
2,300	Casio Computer Co., Ltd.	44,627
300	Cosmos Pharmaceutical Corp.	45,309
2,800	Daicel Corp.	41,191
800	Daihatsu Motor Co., Ltd.	12,489
1,700	Don Quijote Holdings Co., Ltd.	57,570
1,000	HIS Co., Ltd.	29,682
1,100	Idemitsu Kosan Co., Ltd.	16,499
2,400	Iida Group Holdings Co., Ltd.	42,785
1,500	Japan Exchange Group, Inc.	21,325
7,000	Kajima Corp.	39,597
8,000	Kobe Steel Ltd.	7,774
500	Kose Corp.	46,475
1,900	M3, Inc.	43,577
300	MEIJI Holdings Co., Ltd.	25,181
3,100	Mitsubishi Chemical Holdings Corp.	17,289
11,000	Mitsui Chemicals, Inc.	48,155
3,700	Nexon Co., Ltd.	60,056
4,000	Next Co., Ltd.	41,843
800	NSK Ltd.	8,291
5,000	Obayashi Corp.	45,107
1,100	Otsuka Corp.	54,570
300	Ryohin Keikaku Co., Ltd.	63,630

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
3,000	Shimadzu Corp.	46,451
300	Shimano, Inc.	47,857
3,000	Sumitomo Chemical Co., Ltd.	15,243
2,900	Suruga Bank Ltd.	52,651
600	Sysmex Corp.	38,636
7,000	Taisei Corp.	43,565
6,500	Takara Leben Co., Ltd.	33,418
200	TDK Corp.	10,986
2,600	Tokyo Electric Power Co., Inc. (a)	13,065
1,200	TOTO Ltd.	38,946
2,200	Toyo Tire & Rubber Co., Ltd.	47,067
10,100	Yamada Denki Co., Ltd.	48,911
2,100	Yamaha Motor Co., Ltd.	42,064

		1,433,165

	Luxembourg — 0.3%
3,017	Regus plc	12,754

	Malta — 0.7%
3,121	Unibet Group plc, SDR	35,159

	Netherlands — 2.4%
1,147	Flow Traders (e)	57,983
2,871	Intertrust N.V. (a) (e)	54,210

		112,193

	New Zealand — 1.4%
24,914	Air New Zealand Ltd.	47,796
9,930	Spark New Zealand Ltd.	21,721

		69,517

	Norway — 0.6%
2,570	XXL ASA (e)	27,050

	Spain — 0.4%
638	Grupo Catalana Occidente S.A.	19,584

	Sweden — 2.7%
1,954	Fastighets AB Balder (a)	43,660
496	Indutrade AB	26,406
928	Intrum Justitia AB	30,750
1,700	Pandox AB (a)	26,486

		127,302

	Switzerland — 5.9%
86	dorma+kaba Holding AG	53,126
31	Givaudan S.A.	58,053
29	SGS S.A.	56,360
215	Swiss Life Holding AG	54,805

SHARES	SECURITY DESCRIPTION	VALUE($)
	Switzerland — continued
1,175	Temenos Group AG	57,113

		279,457

	United Kingdom — 18.6%
660	Admiral Group plc	16,769
5,600	Ashtead Group plc	72,242
4,700	Barratt Developments plc	40,315
2,484	Beazley plc	13,356
1,117	Betfair Group plc	69,938
6,988	Dixons Carphone plc	47,392
1,047	easyJet plc	23,209
1,150	Great Portland Estates plc	12,613
919	Greggs plc	13,697
6,500	Howden Joinery Group plc	46,558
1,416	Inmarsat plc	22,294
583	InterContinental Hotels Group plc	19,159
1,623	Intermediate Capital Group plc	13,530
20,072	ITV plc	76,733
1,500	JD Sports Fashion plc	24,451
2,000	London Stock Exchange Group plc	70,819
1,000	Micro Focus International plc	19,807
100	Next plc	9,912
3,512	OneSavings Bank plc	15,323
1,513	Provident Financial plc	63,641
900	Rightmove plc	51,353
5,036	St. James’s Place plc	68,949
17,500	Taylor Wimpey plc	48,253
800	WH Smith plc	21,110

		881,423

	United States — 0.6%
600	Carnival plc	29,931

	Total Common Stocks (Cost $4,794,918)	4,605,118

Preferred Stock — 0.8%
	Germany — 0.8%
142	Sartorius AG (Cost $35,702)	36,419

	Total Investments — 97.9% (Cost $4,830,620)	4,641,537
	Other Assets in Excess of Liabilities — 2.1%	98,050

	NET ASSETS — 100.0%	$4,739,587

Percentages indicated are based on net assets.

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Hotels, Restaurants & Leisure	8.1%
Household Durables	6.0
Media	5.3
Specialty Retail	5.2
Insurance	4.9
Chemicals	4.8
IT Services	4.5
Textiles, Apparel & Luxury Goods	3.5
Software	3.0
Multiline Retail	2.8
Commercial Services & Supplies	2.8
Construction & Engineering	2.8
Capital Markets	2.7
Airlines	2.6
Diversified Financial Services	2.6
Pharmaceuticals	2.3
Diversified Telecommunication Services	2.3
Consumer Finance	2.2
Banks	2.1
Trading Companies & Distributors	2.1
Internet Software & Services	1.8
Real Estate Management & Development	1.7
Beverages	1.6
Health Care Equipment & Supplies	1.6
Building Products	1.5
Electronic Equipment, Instruments & Components	1.5
Leisure Products	1.5
Food & Staples Retailing	1.3
Professional Services	1.2
Aerospace & Defense	1.2
Gas Utilities	1.2
Automobiles	1.2
Machinery	1.1
Auto Components	1.0
Personal Products	1.0
Real Estate Investment Trusts (REITs)	1.0
Others (each less than 1.0%)	6.0

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $45,69,960 and 98.5%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,819
Aggregate gross unrealized depreciation	(247,902)

Net unrealized appreciation/depreciation	$(189,083)

Federal income tax cost of investments	$4,830,620

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$278,464	$—	$278,464
Belgium	—	52,713	—	52,713
China	—	76,029	—	76,029
Denmark	—	174,397	—	174,397
Finland	—	64,882	—	64,882
France	—	384,234	—	384,234
Germany	—	223,644	—	223,644
Hong Kong	—	80,878	—	80,878
Ireland	25,481	106,665	—	132,146
Italy	—	110,196	—	110,196
Japan	—	1,433,165	—	1,433,165
Luxembourg	—	12,754	—	12,754
Malta	35,159	—	—	35,159
Netherlands	112,193	—	—	112,193
New Zealand	—	69,517	—	69,517
Norway	—	27,050	—	27,050
Spain	—	19,584	—	19,584
Sweden	—	127,302	—	127,302
Switzerland	—	279,457	—	279,457
United Kingdom	39,774	841,649	—	881,423
United States	—	29,931	—	29,931

Total Common Stocks	212,607	4,392,511	—	4,605,118

Preferred Stock
Germany	36,419	—	—	36,419

Total Investments in Securities	$249,026	$4,392,511	$—	$4,641,537

There were no transfers among any levels during the period ended January 31, 2016.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.8%
	Australia — 0.8%
1,626	BHP Billiton Ltd.	17,855
639	BHP Billiton plc	6,200
1,794	South32 Ltd. (a)	1,259

		25,314

	Belgium — 1.7%
418	Anheuser-Busch InBev S.A./N.V.	52,588

	China — 2.5%
118	Baidu, Inc., ADR (a)	19,315
25,126	CNOOC Ltd.	25,609
5,089	Ping An Insurance Group Co. of China Ltd., Class H	23,057
5,737	Wynn Macau Ltd.	6,212

		74,193

	Denmark — 1.0%
551	Novo Nordisk A/S, Class B	30,792

	France — 11.2%
788	Accor S.A.	29,921
1,657	AXA S.A.	40,940
738	BNP Paribas S.A.	34,940
253	Essilor International S.A.	31,381
8	Hermes International	2,842
281	Imerys S.A.	17,406
109	Kering	18,385
195	LVMH Moet Hennessy Louis Vuitton SE	31,419
282	Pernod Ricard S.A.	33,031
565	Sanofi	46,973
654	Schneider Electric SE	34,899
358	Technip S.A.	16,682

		338,819

	Germany — 7.2%
273	Allianz SE	44,203
375	Bayer AG	42,260
207	Continental AG	43,363
330	Fresenius Medical Care AG & Co. KGaA	29,285
734	SAP SE	58,458

		217,569

	Hong Kong — 4.2%
4,683	Cheung Kong Property Holdings Ltd.	25,384
6,900	China Overseas Land & Investment Ltd.	20,159
3,486	CK Hutchison Holdings Ltd.	43,550
6,606	Hang Lung Properties Ltd.	12,186
6,920	Sands China Ltd.	24,171

		125,450

SHARES	SECURITY DESCRIPTION	VALUE($)
	India — 1.1%
536	HDFC Bank Ltd., ADR	32,365

	Indonesia — 0.6%
37,920	Astra International Tbk PT	18,029

	Israel — 1.3%
623	Teva Pharmaceutical Industries Ltd., ADR	38,315

	Japan — 22.0%
2,767	Astellas Pharma, Inc.	38,311
347	Daikin Industries Ltd.	23,412
264	East Japan Railway Co.	24,303
183	FANUC Corp.	24,502
1,469	Honda Motor Co., Ltd.	39,812
2,549	Inpex Corp.	22,694
1,576	Japan Tobacco, Inc.	61,734
1,149	KDDI Corp.	29,103
60	Keyence Corp.	28,502
1,346	Komatsu Ltd.	20,118
2,789	Kubota Corp.	41,224
624	Makita Corp.	35,140
1,234	Mitsui Fudosan Co., Ltd.	29,050
354	Nidec Corp.	24,139
235	Nitto Denko Corp.	13,496
423	Shin-Etsu Chemical Co., Ltd.	21,605
168	SMC Corp.	38,072
1,761	Sumitomo Mitsui Financial Group, Inc.	59,062
514	Tokyo Electron Ltd.	33,275
938	Toyota Motor Corp.	56,519

		664,073

	Netherlands — 3.6%
609	Akzo Nobel N.V.	39,070
347	ASML Holding N.V.	31,855
3,450	ING Groep N.V., CVA	39,301

		110,226

	South Africa — 0.8%
200	Naspers Ltd., Class N	25,238

	South Korea — 2.0%
81	Hyundai Mobis Co., Ltd. (a)	17,565
91	Samsung Electronics Co., Ltd., Reg. S, GDR	43,074

		60,639

	Switzerland — 11.7%
440	Cie Financiere Richemont S.A.	28,572
2,186	Credit Suisse Group AG (a)	38,730
8,875	Glencore plc (a)	11,443
646	LafargeHolcim Ltd. (a)	27,301
273	Nestle S.A.	20,108

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
850	Novartis AG	65,834
276	Roche Holding AG	71,536
3,268	UBS Group AG	54,010
161	Zurich Insurance Group AG (a)	35,611

		353,145

	Taiwan — 1.1%
1,512	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	33,799

	United Kingdom — 22.0%
761	Aggreko plc	9,293
2,351	ARM Holdings plc	33,542
14,997	Barclays plc	40,130
4,244	BG Group plc	64,218
812	British American Tobacco plc	45,265
1,639	Burberry Group plc	28,085
9,464	HSBC Holdings plc	66,899
667	Imperial Tobacco Group plc	36,093
44,666	Lloyds Banking Group plc	41,846
3,959	Meggitt plc	20,590
2,956	Prudential plc	58,076
672	Rio Tinto Ltd.	18,986
436	Rio Tinto plc	10,693
4,253	Standard Chartered plc	28,690
1,397	Tullow Oil plc (a)	3,463
971	Unilever plc	42,697
22,457	Vodafone Group plc	72,185
2,085	WPP plc	45,334

		666,085

	Total Common Stocks (Cost $2,972,168)	2,866,639

Preferred Stock — 1.1%
	Germany — 1.1%
328	Henkel AG & Co. KGaA (Cost $29,391)	34,840

Short-Term Investment — 1.7%
	Investment Company — 1.7%
50,829	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $50,829)	50,829

	Total Investments — 97.6% (Cost $3,052,388)	2,952,308
	Other Assets in Excess of Liabilities — 2.4%	71,863

	NET ASSETS — 100.0%	$3,024,171

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.6%
Pharmaceuticals	11.3
Insurance	6.8
Machinery	5.4
Tobacco	4.8
Semiconductors & Semiconductor Equipment	4.5
Oil, Gas & Consumable Fuels	3.9
Automobiles	3.9
Textiles, Apparel & Luxury Goods	3.7
Wireless Telecommunication Services	3.4
Capital Markets	3.1
Real Estate Management & Development	2.9
Beverages	2.9
Chemicals	2.5
Media	2.4
Metals & Mining	2.3
Auto Components	2.1
Hotels, Restaurants & Leisure	2.0
Electrical Equipment	2.0
Software	2.0
Construction Materials	1.5
Industrial Conglomerates	1.5
Technology Hardware, Storage & Peripherals	1.5
Personal Products	1.4
Household Products	1.2
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	1.0
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	4.6
Short-Term Investment	1.7

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2016.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,768,179,000 and 93.8%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$291,757
Aggregate gross unrealized depreciation	(391,837)

Net unrealized appreciation/depreciation	$(100,080)

Federal income tax cost of investments	$3,052,388

A. Valuation of Investments —The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$25,314	$—	$25,314
Belgium	—	52,588	—	52,588
China	19,315	54,878	—	74,193
Denmark	—	30,792	—	30,792
France	—	338,819	—	338,819
Germany	—	217,569	—	217,569
Hong Kong	—	125,450	—	125,450
India	32,365	—	—	32,365
Indonesia	—	18,029	—	18,029
Israel	38,315	—	—	38,315
Japan	—	664,073	—	664,073
Netherlands	—	110,226	—	110,226
South Africa	—	25,238	—	25,238
South Korea	9,507	51,132	—	60,639
Switzerland	—	353,145	—	353,145
Taiwan	33,799	—	—	33,799
United Kingdom	—	666,085	—	666,085

Total Common Stocks	133,301	2,733,338	—	2,866,639

Preferred Stocks
Germany	—	34,840	—	34,840
Short-Term Investment
Investment Company	50,829	—	—	50,829

Total Investments in Securities	$184,130	$2,768,178	$—	$2,952,308

Transfers from level 1 to level 2 in the amount of approximately $50,207,000 are primarily due to a decline in trading activity as of January 31, 2016.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.6%
	Australia — 3.6%
1,898	Australia & New Zealand Banking Group Ltd.	32,941
5,419	Goodman Group	23,729
2,532	Oil Search Ltd.	11,898
3,108	Westfield Corp.	22,123

		90,691

	Belgium — 1.3%
251	Anheuser-Busch InBev S.A./N.V.	31,590

	China — 0.7%
4,040	ENN Energy Holdings Ltd.	18,216

	Denmark — 1.0%
401	Chr Hansen Holding A/S	24,568

	Finland — 2.0%
4,655	Nokia OYJ	33,535
965	UPM-Kymmene OYJ	15,731

		49,266

	France — 7.5%
500	Airbus Group SE	31,447
1,266	AXA S.A.	31,279
663	BNP Paribas S.A.	31,419
761	Klepierre	32,988
318	Renault S.A.	26,996
450	Thales S.A.	34,255

		188,384

	Germany — 6.6%
193	adidas AG	19,848
378	Bayer AG	42,529
299	Bayerische Motoren Werke AG	24,938
131	Continental AG	27,512
2,544	Infineon Technologies AG	34,036
133	Linde AG	18,032

		166,895

	Hong Kong — 1.7%
6,836	China Overseas Land & Investment Ltd.	19,972
1,617	CK Hutchison Holdings Ltd.	20,205
3,015	Sun Art Retail Group Ltd.	1,701

		41,878

	India — 0.9%
368	HDFC Bank Ltd., ADR	22,200

	Ireland — 1.0%
466	Shire plc	26,164

	Italy — 4.3%
8,159	Enel S.p.A.	33,500
11,450	Intesa Sanpaolo S.p.A.	32,624
2,477	Snam S.p.A.	13,899
25,281	Telecom Italia S.p.A. (a)	28,138

		108,161

	Japan — 24.4%
467	Daikin Industries Ltd.	31,533
1,332	Daiwa House Industry Co., Ltd.	37,618
866	Dentsu, Inc.	45,998
1,665	DMG Mori Co., Ltd.	16,176
792	Japan Airlines Co., Ltd.	29,726
5,651	Kajima Corp.	31,966
66	Keyence Corp.	31,097
7,669	Mitsubishi UFJ Financial Group, Inc.	39,328
1,539	Mitsui Fudosan Co., Ltd.	36,229
770	NH Foods Ltd.	14,941
1,352	Nippon Steel & Sumitomo Metal Corp.	24,230
1,062	Nippon Telegraph & Telephone Corp.	45,229
2,543	ORIX Corp.	35,969
755	Seven & i Holdings Co., Ltd.	33,693
811	Sompo Japan Nipponkoa Holdings, Inc.	24,055
668	Sumitomo Mitsui Financial Group, Inc.	22,424
418	Suntory Beverage & Food Ltd.	19,346
338	Tokio Marine Holdings, Inc.	12,079
721	Toyota Motor Corp.	43,444
1,736	Yamato Holdings Co., Ltd.	38,109

		613,190

	Netherlands — 4.0%
216	ASML Holding N.V.	19,832
2,886	ING Groep N.V., CVA	32,875
2,232	Royal Dutch Shell plc, Class A	48,797

		101,504

	Norway — 1.2%
8,712	Norsk Hydro ASA	28,961

	Spain — 0.4%
2,113	Distribuidora Internacional de Alimentacion S.A. (a)	11,389

	Sweden — 0.9%
985	Electrolux AB, Series B	21,445

	Switzerland — 9.3%
848	Nestle S.A.	62,504
304	Novartis AG	23,570
289	Roche Holding AG	74,944
2,377	UBS Group AG	39,279

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — (continued)
	Switzerland — continued
649	Wolseley plc	32,183

		232,480

	United Kingdom — 22.8%
524	Associated British Foods plc	23,650
591	AstraZeneca plc	38,087
2,574	Aviva plc	17,753
886	British American Tobacco plc	49,391
4,168	Dixons Carphone plc	28,265
2,415	GlaxoSmithKline plc	49,740
6,604	HSBC Holdings plc	46,575
492	InterContinental Hotels Group plc	16,154
5,607	Kingfisher plc	26,240
37,333	Lloyds Banking Group plc	34,975
954	National Grid plc	13,435
2,160	Pennon Group plc	27,385
926	Prudential plc	18,183
450	Reckitt Benckiser Group plc	40,064
959	Rio Tinto plc	23,527
523	SABMiller plc	31,328
1,801	Smith & Nephew plc	30,003
17,900	Vodafone Group plc	57,536

		572,291

	Total Common Stocks (Cost $2,409,414)	2,349,273

Preferred Stock — 1.1%
	Germany — 1.1%
248	Henkel AG & Co. KGaA ($– par value) (Cost $21,713)	26,342

Short-Term Investment — 2.0%
	Investment Company — 2.0%
50,526	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $50,526)	50,526

	Total Investments — 96.7% (Cost $2,481,653)	2,426,141
	Other Assets in Excess of Liabilities — 3.3%	83,006

	NET ASSETS — 100.0%	$2,509,147

Percentages indicated are based on net assets.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.2%
Pharmaceuticals	10.5
Insurance	4.3
Food Products	4.2
Automobiles	3.9
Real Estate Management & Development	3.9
Beverages	3.4
Real Estate Investment Trusts (REITs)	3.2
Metals & Mining	3.2
Diversified Telecommunication Services	3.0
Household Products	2.7
Aerospace & Defense	2.7
Oil, Gas & Consumable Fuels	2.5
Wireless Telecommunication Services	2.4
Specialty Retail	2.2
Semiconductors & Semiconductor Equipment	2.2
Tobacco	2.0
Food & Staples Retailing	1.9
Media	1.9
Chemicals	1.8
Capital Markets	1.6
Air Freight & Logistics	1.6
Diversified Financial Services	1.5
Communications Equipment	1.4
Electric Utilities	1.4
Trading Companies & Distributors	1.3
Gas Utilities	1.3
Construction & Engineering	1.3
Building Products	1.3
Electronic Equipment, Instruments & Components	1.3
Health Care Equipment & Supplies	1.2
Airlines	1.2
Auto Components	1.1
Water Utilities	1.1
Others (each less than 1.0%)	5.2
Short-Term Investment	2.1

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
102	TOPIX Index	03/10/16	JPY	$12,124	$324
484	Euro STOXX 50 Index	03/18/16	EUR	15,876	26
177	FTSE 100 Index	03/18/16	GBP	15,150	241

					$591

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,635	EUR
1,007,187	for JPY	State Street Corp.	02/16/16	$8,321	#	$8,274	$(47)
1,100,245	JPY
8,343	for EUR	Royal Bank of Canada	02/16/16	9,041	#	9,090	49
22,220	AUD	Goldman Sachs International	02/16/16	15,475		15,716	241
89,450	AUD	HSBC Bank, N.A.	02/16/16	63,991		63,267	(724)
14,510	CHF	Goldman Sachs International	02/16/16	14,186		14,172	(14)
18,816	CHF	Standard Chartered Bank	02/16/16	18,631		18,378	(253)
19,715	CHF	Union Bank of Switzerland AG	02/16/16	19,679		19,256	(423)
139,967	DKK	Standard Chartered Bank	02/16/16	20,573		20,325	(248)
9,434	EUR	Citibank, N.A.	02/16/16	10,121		10,223	102
15,324	EUR	Goldman Sachs International	02/16/16	16,780		16,606	(174)
38,950	EUR	Merrill Lynch International	02/16/16	41,439		42,208	769
66,339	EUR	Morgan Stanley	02/16/16	71,931		71,888	(43)
4,682	EUR	Royal Bank of Canada	02/16/16	5,125		5,074	(51)
23,634	EUR	Royal Bank of Scotland	02/16/16	25,622		25,611	(11)
7,079	EUR	Societe Generale	02/16/16	7,738		7,672	(66)
87,806	EUR	Standard Chartered Bank	02/16/16	96,157		95,151	(1,006)
9,124	GBP	Citibank, N.A.	02/16/16	13,105		13,001	(104)
22,791	GBP	Goldman Sachs International	02/16/16	32,494		32,476	(18)
42,437	GBP	Morgan Stanley	02/16/16	61,397		60,468	(929)
10,965	GBP	Societe Generale	02/16/16	15,707		15,625	(82)
7,164	GBP	State Street Corp.	02/16/16	10,875		10,208	(667)
3,226	GBP	Westpac Banking Corp.	02/16/16	4,716		4,597	(119)
122,845	HKD	BNP Paribas	02/16/16	15,827		15,789	(38)
2,527,084	JPY	Goldman Sachs International	02/16/16	20,614		20,879	265
5,534,550	JPY	Morgan Stanley	02/16/16	47,048		45,726	(1,322)
2,130,737	JPY	Royal Bank of Scotland	02/16/16	17,824		17,604	(220)
1,797,589	JPY	Standard Chartered Bank	02/16/16	14,854		14,852	(2)
113,957	SEK	Merrill Lynch International	02/16/16	13,392		13,281	(111)
259,269	SEK	Royal Bank of Canada	02/16/16	30,372		30,216	(156)
37,640	SGD	Standard Chartered Bank	02/16/16	26,840		26,415	(425)
				$769,875		$764,048	$(5,827)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
10,766	AUD	Royal Bank of Canada	02/16/16	$7,442	$7,614	$(172)
6,710	CHF	BNP Paribas	02/16/16	6,560	6,553	7
13,871	CHF	Goldman Sachs International	02/16/16	13,790	13,549	241
6,881	CHF	Royal Bank of Scotland	02/16/16	6,977	6,721	256
40,098	EUR	Citibank, N.A.	02/16/16	43,851	43,452	399
4,776	EUR	Goldman Sachs International	02/16/16	5,209	5,175	34
9,708	EUR	Morgan Stanley	02/16/16	10,315	10,520	(205)
44,299	EUR	Royal Bank of Canada	02/16/16	47,316	48,004	(688)
25,561	EUR	Societe Generale	02/16/16	27,128	27,699	(571)
57,469	EUR	Standard Chartered Bank	02/16/16	62,277	62,276	1
16,001	EUR	State Street Corp.	02/16/16	17,379	17,340	39
130,061	GBP	Citibank, N.A.	02/16/16	200,380	185,327	15,053
59,642	GBP	Merrill Lynch International	02/16/16	87,273	84,986	2,287

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
15,225	GBP	State Street Corp.	02/16/16	$21,908	$21,695	$213
44,712	HKD	Credit Suisse International	02/16/16	5,764	5,747	17
2,154,725	JPY	Morgan Stanley	02/16/16	17,490	17,803	(313)
2,314,475	JPY	Royal Bank of Canada	02/16/16	19,152	19,121	31
9,441,441	JPY	Royal Bank of Scotland	02/16/16	80,363	78,005	2,358
2,059,166	JPY	State Street Corp.	02/16/16	16,973	17,013	(40)
981,596	JPY	Westpac Banking Corp.	02/16/16	8,303	8,110	193
100,414	NOK	BNP Paribas	02/16/16	11,764	11,565	199
				$717,614	$698,275	$19,339

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at January 31, 2016 of the currency being sold, and the value at January 31, 2016 is the U.S. dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2016.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note 2.A. of the Notes to Financial Statements are approximately $2,353,415,000 and 97.0%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$145,897
Aggregate gross unrealized depreciation	(201,409)

Net unrealized appreciation/depreciation	$(55,512)

Federal income tax cost of investments	$2,481,653

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward Foreign Currency Contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$90,691	$—	$90,691
Belgium	—	31,590	—	31,590
China	—	18,216	—	18,216
Denmark	—	24,568	—	24,568
Finland	—	49,266	—	49,266
France	—	188,384	—	188,384
Germany	—	166,895	—	166,895
Hong Kong	—	41,878	—	41,878
India	22,200	—	—	22,200
Ireland	—	26,164	—	26,164
Italy	—	108,161	—	108,161
Japan	—	613,190	—	613,190

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Netherlands	—	101,504	—	101,504
Norway	—	28,961	—	28,961
Spain	—	11,389	—	11,389
Sweden	—	21,445	—	21,445
Switzerland	—	232,480	—	232,480
United Kingdom	—	572,291	—	572,291

Total Common Stocks	22,200	2,327,073	—	2,349,273

Preferred Stock
Germany	—	26,342	—	26,342
Short-Term Investment
Investment Company	50,526	—	—	50,526

Total Investments in Securities	$72,726	$2,353,415	$—	$2,426,141

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$22,754	$—	$22,754
Futures Contracts	591	—	—	591
Total Appreciation in Other Financial Instruments	$591	$22,754	$—	$23,345

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(9,242)	$—	$(9,242)

Transfers from level 1 to level 2 in the amount of approximately $35,176,000 are primarily due to a decline in trading activity as of January 31, 2016.

B. Derivatives — The Fund used instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index futures contracts to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of January 31, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 90.8%
	Australia — 1.7%
1,898	South32 Ltd. (a)	1,315

	Canada — 1.9%
28	Canadian National Railway Co.	1,516

	China — 8.1%
14	Baidu, Inc., ADR (a)	2,217
1,644	CNOOC Ltd.	1,676
29	JD.com, Inc., ADR (a)	764
392	Ping An Insurance Group Co. of China Ltd., Class H	1,776

		6,433

	Finland — 3.5%
381	Nokia OYJ	2,748

	France — 8.9%
39	Accor S.A.	1,498
124	Orange S.A.	2,210
16	Pernod Ricard S.A.	1,930
17	Sanofi	1,407

		7,045

	Germany — 5.0%
10	Continental AG	2,163
31	Covestro AG (a) (e)	1,034
21	Zalando SE (a) (e)	732

		3,929

	Hong Kong — 2.9%
200	Cheung Kong Property Holdings Ltd.	1,082
96	CK Hutchison Holdings Ltd.	1,193

		2,275

	India — 2.0%
26	HDFC Bank Ltd., ADR	1,563

	Israel — 3.9%
50	Teva Pharmaceutical Industries Ltd., ADR	3,044

	Italy — 1.7%
462	Intesa Sanpaolo S.p.A.	1,317

	Japan — 13.2%
44	Japan Tobacco, Inc.	1,711
60	KDDI Corp.	1,512
3	Keyence Corp.	1,227
103	Kubota Corp.	1,519
25	Makita Corp.	1,424
41	Sumitomo Mitsui Financial Group, Inc.	1,386
26	Tokyo Electron Ltd.	1,664

		10,443

	Netherlands — 6.2%
20	Akzo Nobel N.V.	1,296
132	Altice N.V., Class A (a)	1,897
146	ING Groep N.V., CVA	1,668

		4,861

	South Africa — 1.4%
9	Naspers Ltd., Class N	1,126

	South Korea — 2.4%
4	Samsung Electronics Co., Ltd., Reg. S, GDR	1,868

	Switzerland — 7.5%
11	Actelion Ltd. (a)	1,423
19	Cie Financiere Richemont S.A.	1,250
8	Roche Holding AG	2,193
66	UBS Group AG	1,096

		5,962

	Taiwan — 1.3%
46	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,035

	United Kingdom — 19.2%
69	ARM Holdings plc	977
600	Barclays plc	1,605
2,102	Lloyds Banking Group plc	1,969
180	Meggitt plc	935
98	Prudential plc	1,920
116	RELX N.V.	1,933
98	Smith & Nephew plc	1,632
673	Vodafone Group plc	2,163
238	Worldpay Group plc (a) (e)	1,060
45	WPP plc	982

		15,176

	Total Common Stocks (Cost $79,008)	71,656

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 8.4%
	Investment Company — 8.4%
6,646	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $6,646)	6,646

	Total Investments — 99.2% (Cost $85,654)	78,302
	Other Assets in Excess of Liabilities — 0.8%	619

	NET ASSETS — 100.0%	$78,921

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.1%
Pharmaceuticals	8.5
Media	7.6
Insurance	4.7
Semiconductors & Semiconductor Equipment	4.7
Wireless Telecommunication Services	4.7
Machinery	3.8
Communications Equipment	3.5
Chemicals	3.0
Internet Software & Services	2.8
Diversified Telecommunication Services	2.8
Auto Components	2.8
Beverages	2.5
Technology Hardware, Storage & Peripherals	2.4
Tobacco	2.2
Oil, Gas & Consumable Fuels	2.1
Health Care Equipment & Supplies	2.1
Road & Rail	1.9
Hotels, Restaurants & Leisure	1.9
Internet & Catalog Retail	1.9
Biotechnology	1.8
Metals & Mining	1.7
Textiles, Apparel & Luxury Goods	1.6
Electronic Equipment, Instruments & Components	1.6
Industrial Conglomerates	1.4
Capital Markets	1.4
Real Estate Management & Development	1.4
IT Services	1.4
Aerospace & Defense	1.2
Short-Term Investment	8.5

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of January 31, 2016.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $61,516,000 and 78.6%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,695
Aggregate gross unrealized depreciation	(9,047)

Net unrealized appreciation/depreciation	$(7,352)

Federal income tax cost of investments	$85,654

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represent each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,315	$—	$1,315
Canada	1,516	—	—	1,516
China	2,981	3,452	—	6,433
Finland	—	2,748	—	2,748
France	—	7,045	—	7,045
Germany	—	3,929	—	3,929
Hong Kong	—	2,275	—	2,275
India	1,563	—	—	1,563
Israel	3,044	—	—	3,044
Italy	—	1,317	—	1,317
Japan	—	10,443	—	10,443
Netherlands	—	4,861	—	4,861
South Africa	—	1,126	—	1,126
South Korea	—	1,868	—	1,868
Switzerland	—	5,962	—	5,962
Taiwan	1,035	—	—	1,035
United Kingdom	1,060	14,116	—	15,176

Total Common Stocks	11,199	60,457	—	71,656

Short-Term Investment
Investment Company	6,646	—	—	6,646

Total Investments in Securities	$17,845	$60,457	$—	$78,302

Transfers from level 1 to level 2 in the amount of approximately $2,808,000 are due to applying the fair value factors to certain securities as of January 31, 2015.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
	Australia — 2.4%
1,762	Australia & New Zealand Banking Group Ltd.	30,578
4,504	Goodman Group	19,723

		50,301

	Belgium — 2.0%
138	Anheuser-Busch InBev S.A./N.V.	17,298
428	KBC Groep N.V.	24,545

		41,843

	Brazil — 0.6%
2,173	Itau Unibanco Holding S.A. (Preference Shares), ADR	13,669

	China — 1.6%
19,692	CNOOC Ltd.	20,070
27,553	Industrial & Commercial Bank of China Ltd., Class H	14,340

		34,410

	Finland — 3.1%
5,876	Nokia OYJ	42,326
1,494	UPM-Kymmene OYJ	24,349

		66,675

	France — 12.1%
406	Airbus Group SE	25,505
1,965	AXA S.A.	48,555
749	BNP Paribas S.A.	35,492
223	Cap Gemini S.A.	20,361
2,218	Natixis S.A.	10,853
397	Renault S.A.	33,698
205	Thales S.A.	15,623
1,559	TOTAL S.A.	69,232

		259,319

	Germany — 7.4%
106	adidas AG	10,929
275	Bayer AG	30,958
120	Bayerische Motoren Werke AG	10,030
355	Brenntag AG	17,398
545	Daimler AG	38,125
1,493	E.ON SE	15,295
229	HeidelbergCement AG	16,905
1,428	Infineon Technologies AG	19,105

		158,745

	Hong Kong — 2.0%
3,626	China Overseas Land & Investment Ltd.	10,594
2,535	CK Hutchison Holdings Ltd.	31,669

		42,263

	Ireland — 1.6%
205	Ryanair Holdings plc, ADR	16,030
339	Shire plc	19,014

		35,044

	Israel — 1.0%
353	Teva Pharmaceutical Industries Ltd., ADR	21,703

	Italy — 4.5%
9,305	Enel S.p.A.	38,202
11,639	Intesa Sanpaolo S.p.A.	33,161
22,281	Telecom Italia S.p.A. (a)	24,798

		96,161

	Japan — 22.5%
1,173	Dai-ichi Life Insurance Co., Ltd. (The)	16,211
368	Daikin Industries Ltd.	24,885
1,148	Daiwa House Industry Co., Ltd.	32,403
443	Dentsu, Inc.	23,528
656	Japan Airlines Co., Ltd.	24,626
3,170	Kawasaki Heavy Industries Ltd.	9,816
11,432	Mitsubishi UFJ Financial Group, Inc.	58,621
1,166	Mitsui Fudosan Co., Ltd.	27,449
1,514	Nippon Telegraph & Telephone Corp.	64,455
3,081	Nissan Motor Co., Ltd.	30,640
381	Seven & i Holdings Co., Ltd.	16,993
704	Sompo Japan Nipponkoa Holdings, Inc.	20,875
955	Sony Corp.	22,156
472	Sumitomo Mitsui Financial Group, Inc.	15,818
1,151	Toyota Motor Corp.	69,300
1,107	Yamato Holdings Co., Ltd.	24,314

		482,090

	Netherlands — 7.1%
2,710	ING Groep N.V., CVA	30,878
7,862	Koninklijke KPN N.V.	30,421
936	Koninklijke Philips N.V.	24,928
547	NN Group N.V.	18,525
2,212	Royal Dutch Shell plc, Class A	48,326

		153,078

	Norway — 1.1%
7,232	Norsk Hydro ASA	24,041

	South Korea — 0.9%
20	Samsung Electronics Co., Ltd.	19,372

	Sweden — 1.5%
780	Electrolux AB, Series B	16,986
1,535	Nordea Bank AB	15,454

		32,440

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — 5.6%
1,353	Credit Suisse Group AG (a)	23,964
313	Nestle S.A.	23,050
111	Roche Holding AG	28,824
517	Wolseley plc	25,658
80	Zurich Insurance Group AG (a)	17,783

		119,279

	United Kingdom — 21.5%
480	AstraZeneca plc	30,913
2,595	Aviva plc	17,896
6,155	Barclays plc	16,469
1,454	Barratt Developments plc	12,469
1,480	BG Group plc	22,389
465	British American Tobacco plc	25,895
8,044	Centrica plc	23,602
2,823	Dixons Carphone plc	19,146
2,356	GlaxoSmithKline plc	48,539
376	InterContinental Hotels Group plc	12,349
40,509	Lloyds Banking Group plc	37,951
2,648	National Grid plc	37,313
1,779	Prudential plc	34,944
1,189	Rio Tinto plc	29,161
1,799	RSA Insurance Group plc	10,739
2,066	Standard Chartered plc	13,938
20,693	Vodafone Group plc	66,515

		460,228

	Total Common Stocks (Cost $2,214,383)	2,110,661

Preferred Stock — 0.7%
	Germany — 0.7%
147	Henkel AG & Co. KGaA (Cost $16,401)	15,638

Short-Term Investment — 1.2%
	Investment Company — 1.2%
24,706	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $24,706)	24,706

	Total Investments — 100.4% (Cost $2,255,490)	2,151,005
	Liabilities in Excess of Other Assets — (0.4)%	(8,817)

	NET ASSETS — 100.0%	$2,142,188

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.4%
Insurance	8.6
Automobiles	8.4
Pharmaceuticals	8.4
Oil, Gas & Consumable Fuels	7.4
Diversified Telecommunication Services	5.6
Multi-Utilities	3.5
Real Estate Management & Development	3.3
Wireless Telecommunication Services	3.1
Industrial Conglomerates	2.6
Metals & Mining	2.5
Household Durables	2.4
Trading Companies & Distributors	2.0
Communications Equipment	2.0
Aerospace & Defense	1.9
Airlines	1.9
Electric Utilities	1.8
Tobacco	1.2
Building Products	1.2
Paper & Forest Products	1.1
Air Freight & Logistics	1.1
Capital Markets	1.1
Media	1.1
Food Products	1.1
Others (each less than 1.0%)	9.2
Short-Term Investment	1.1

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
11,118	CHF
1,361,718	for JPY	Citibank, N.A.	02/26/16	$11,252	#	$10,863	$(389)
11,951	EUR
19,011	for AUD	BNP Paribas	02/26/16	13,440	#	12,953	(487)
18,384	EUR
13,252	for GBP	Goldman Sachs International	02/26/16	18,883	#	19,926	1,043
55,447	SEK
44,527	for DKK	Merrill Lynch International	02/26/16	6,468	#	6,464	(4)
122,166	AUD	Deutsche Bank AG	02/26/16	87,267		86,367	(900)
9,544	AUD	Goldman Sachs International	02/26/16	6,594		6,748	154
8,544	AUD	HSBC Bank, N.A.	02/26/16	6,156		6,040	(116)
47,981	CHF	Morgan Stanley	02/26/16	47,959		46,882	(1,077)
20,415	CHF	Standard Chartered Bank	02/26/16	20,239		19,948	(291)
105,927	DKK	HSBC Bank, N.A.	02/26/16	15,136		15,386	250
26,401	EUR	Citibank, N.A.	02/26/16	28,670		28,616	(54)
11,118	EUR	Societe Generale	02/26/16	12,150		12,051	(99)
19,610	EUR	Standard Chartered Bank	02/26/16	21,387		21,255	(132)
9,835	GBP	Goldman Sachs International	02/26/16	14,885		14,014	(871)
4,618	GBP	Morgan Stanley	02/26/16	6,910		6,580	(330)
4,023	GBP	Royal Bank of Canada	02/26/16	6,125		5,732	(393)
3,047	GBP	Royal Bank of Scotland	02/26/16	4,321		4,342	21
4,041	GBP	Standard Chartered Bank	02/26/16	6,143		5,758	(385)
60,849	HKD	HSBC Bank, N.A.	02/26/16	7,855		7,821	(34)
1,316,855	JPY	Barclays Bank plc	02/26/16	10,857		10,882	25
1,556,859	JPY	Deutsche Bank AG	02/26/16	12,668		12,865	197
1,246,880	JPY	Goldman Sachs International	02/26/16	10,664		10,303	(361)
1,512,679	JPY	Morgan Stanley	02/26/16	12,320		12,500	180
816,647	JPY	Standard Chartered Bank	02/26/16	6,901		6,748	(153)
53,432	NOK	Royal Bank of Canada	02/26/16	6,165		6,153	(12)
130,965	SEK	Standard Chartered Bank	02/26/16	15,068		15,268	200
48,958	SGD	HSBC Bank, N.A.	02/26/16	34,386		34,351	(35)
				$450,869		$446,816	$(4,053)

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,190	CHF	BNP Paribas	02/26/16	$6,109	$6,048	$61
13,286	CHF	Goldman Sachs International	02/26/16	13,292	12,983	309
6,195	CHF	Morgan Stanley	02/26/16	6,189	6,052	137
6,854	CHF	State Street Corp.	02/26/16	6,814	6,697	117
13,799	EUR	BNP Paribas	02/26/16	14,754	14,957	(203)
7,524	EUR	Credit Suisse International	02/26/16	8,036	8,155	(119)
6,048	EUR	Deutsche Bank AG	02/26/16	6,506	6,556	(50)
14,708	EUR	Goldman Sachs International	02/26/16	15,969	15,942	27
6,097	EUR	HSBC Bank, N.A.	02/26/16	6,722	6,608	114
5,330	EUR	Merrill Lynch International	02/26/16	5,835	5,776	59
28,962	EUR	Morgan Stanley	02/26/16	30,746	31,392	(646)
5,648	EUR	Royal Bank of Canada	02/26/16	6,167	6,122	45
80,018	EUR	Royal Bank of Scotland	02/26/16	85,212	86,731	(1,519)
9,431	EUR	Societe Generale	02/26/16	10,222	10,223	(1)
8,118	EUR	Standard Chartered Bank	02/26/16	8,848	8,799	49
3,168	GBP	Barclays Bank plc	02/26/16	4,696	4,514	182
5,233	GBP	Deutsche Bank AG	02/26/16	7,476	7,457	19
10,447	GBP	Goldman Sachs International	02/26/16	14,969	14,887	82
3,129	GBP	Merrill Lynch International	02/26/16	4,526	4,459	67
5,968	GBP	Morgan Stanley	02/26/16	9,113	8,504	609
6,864	GBP	Royal Bank of Scotland	02/26/16	10,222	9,780	442
27,872	GBP	Standard Chartered Bank	02/26/16	42,216	39,716	2,500
3,149	GBP	State Street Corp.	02/26/16	4,615	4,487	128
3,467	GBP	Union Bank of Switzerland AG	02/26/16	5,164	4,941	223
106,903	HKD	Standard Chartered Bank	02/26/16	13,797	13,740	57
823,476	JPY	Citibank, N.A.	02/26/16	6,820	6,805	15
1,661,469	JPY	Goldman Sachs International	02/26/16	13,938	13,729	209
703,661	JPY	Union Bank of Switzerland AG	02/26/16	5,858	5,815	43
157,522	NOK	Goldman Sachs International	02/26/16	18,121	18,140	(19)
65,609	SEK	Deutsche Bank AG	02/26/16	7,558	7,649	(91)
				$400,510	$397,664	$2,846

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at January 31, 2016 of the currency being sold, and the value at January 31, 2016 is the U.S. Dollar market value of the currency being purchased.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2016.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,074,897,000 and 96.5%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,144
Aggregate gross unrealized depreciation	(223,629)

Net unrealized appreciation/depreciation	$(104,485)

Federal income tax cost of investments	$2,255,490

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAV is calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$50,301	$—	$50,301
Belgium	—	41,843	—	41,843
Brazil	13,669	—	—	13,669
China	—	34,410	—	34,410
Finland	—	66,675	—	66,675
France	—	259,319	—	259,319
Germany	—	158,745	—	158,745
Hong Kong	—	42,263	—	42,263
Ireland	16,030	19,014	—	35,044
Israel	21,703	—	—	21,703
Italy	—	96,161	—	96,161
Japan	—	482,090	—	482,090
Netherlands	—	153,078	—	153,078
Norway	—	24,041	—	24,041
South Korea	—	19,372	—	19,372
Sweden	—	32,440	—	32,440
Switzerland	—	119,279	—	119,279
United Kingdom	—	460,228	—	460,228

Total Common Stocks	51,402	2,059,259	—	2,110,661

Preferred Stocks
Germany	—	15,638	—	15,638
Short-Term Investment
Investment Company	24,706	—	—	24,706

Total Investments in Securities	76,108	2,074,897	—	2,151,005

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$7,564	$—	$7,564

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(8,771)	$—	$(8,771)

Transfers from level 1 to level 2 in the amount of approximately $44,479,000 are primarily due to a decline in trading activity as of January 31, 2016.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

B. Derivatives — The Fund used instruments including forward foreign currency exchange contracts in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Portfolio may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Portfolio also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Portfolio also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

As of January 31, 2016, the Portfolio did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 93.1%
	Australia — 3.8%
697	Goodman Group	3,053

	Finland — 4.4%
217	UPM-Kymmene OYJ	3,529

	France — 15.0%
33	Cap Gemini S.A.	3,037
326	Natixis S.A.	1,593
59	Renault S.A.	4,988
31	Thales S.A.	2,396

		12,014

	Germany — 13.2%
55	Brenntag AG	2,701
76	Daimler AG	5,306
34	HeidelbergCement AG	2,527

		10,534

	Hong Kong — 2.0%
544	China Overseas Land & Investment Ltd.	1,589

	Japan — 35.8%
181	Dai-ichi Life Insurance Co., Ltd. (The)	2,503
50	Daikin Industries Ltd.	3,385
143	Daiwa House Industry Co., Ltd.	4,043
66	Dentsu, Inc.	3,481
91	Japan Airlines Co., Ltd.	3,404
490	Kawasaki Heavy Industries Ltd.	1,517
147	Mitsui Fudosan Co., Ltd.	3,461
106	Sompo Japan Nipponkoa Holdings, Inc.	3,135
168	Yamato Holdings Co., Ltd.	3,693

		28,622

	Netherlands — 3.8%
90	NN Group N.V.	3,047

	South Korea — 3.4%
3	Samsung Electronics Co., Ltd.	2,697

	Sweden — 3.1%
112	Electrolux AB, Series B	2,444

	United Kingdom — 8.6%
217	Barratt Developments plc	1,862
436	Dixons Carphone plc	2,957
306	Standard Chartered plc	2,067

		6,886

	Total Common Stocks (Cost $74,137)	74,415

Preferred Stock — 2.8%
	Germany — 2.8%
21	Henkel AG & Co. KGaA (Cost $2,372)	2,279

	Total Investments — 95.9% (Cost $76,509)	76,694
	Other Assets in Excess of Liabilities — 4.1%	3,244

	NET ASSETS — 100.0%	$79,938

Percentages indicated are based on net assets.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Automobiles	13.4%
Real Estate Management & Development	11.9
Insurance	11.3
Household Durables	5.6
Air Freight & Logistics	4.8
Banks	4.8
Paper & Forest Products	4.6
Media	4.5
Airlines	4.4
Building Products	4.4
Real Estate Investment Trusts (REITs)	4.0
IT Services	4.0
Specialty Retail	3.9
Trading Companies & Distributors	3.5
Technology Hardware, Storage & Peripherals	3.5
Construction Materials	3.3
Aerospace & Defense	3.1
Household Products	3.0
Machinery	2.0

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
10	Euro STOXX 50 Index	03/18/16	EUR	$328	$—	(h)
3	FTSE 100 Index	03/18/16	GBP	257	1

					$1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(h)	—	Amount rounds to less than $1,000.
EUR	—	Euro
FSTE GBP	— —	Financial Times and the London Stock Exchange Great British Pound

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $76,694,000 and 100.0%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,672
Aggregate gross unrealized depreciation	(5,487)

Net unrealized appreciation/depreciation	$185

Federal income tax cost of investments	$76,509

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAV is calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$76,694	$—	$76,694

Appreciation in Other Financial Instruments
Futures Contracts	$1	$—	$—	$1

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the SOI. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers among any levels during the year ended January 31, 2016.

(1). Futures Contracts — The Fund used index futures contracts to gain or reduce exposure to the market, maintain liquidity or minimize transaction costs. The Fund also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity. The use of futures contracts exposes the Fund to equity price risk.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.0%
	Belgium — 2.8%
182	Anheuser-Busch InBev S.A./N.V.	22,864
150	Proximus SADP	5,181

		28,045

	Denmark — 7.1%
273	ISS A/S	9,636
466	Novo Nordisk A/S, Class B	26,062
121	Pandora A/S	16,252
277	Vestas Wind Systems A/S	18,115

		70,065

	Finland — 3.7%
3,337	Nokia OYJ	24,038
158	Nokian Renkaat OYJ	5,378
438	UPM-Kymmene OYJ	7,135

		36,551

	France — 20.4%
953	Air France-KLM (a)	7,649
153	Airbus Group SE	9,631
850	AXA S.A.	21,008
409	BNP Paribas S.A.	19,384
130	Cap Gemini S.A.	11,873
779	Orange S.A.	13,831
478	Peugeot S.A. (a)	7,112
98	Renault S.A.	8,326
126	Safran S.A.	8,184
203	Sanofi	16,883
286	SCOR SE	9,983
300	Societe Generale S.A.	11,453
111	Sodexo S.A. (a)	10,911
198	Thales S.A.	15,052
455	Veolia Environnement S.A.	10,973
293	Vinci S.A.	19,863

		202,116

	Germany — 16.1%
102	Allianz SE	16,520
95	Bayerische Motoren Werke AG	7,946
64	Continental AG	13,434
495	E.ON SE	5,075
152	Fresenius SE & Co. KGaA	10,085
69	Hannover Rueck SE	7,224
755	Infineon Technologies AG	10,109
68	Muenchener Rueckversicherungs-Gesellschaft AG	13,184
502	Nordex SE (a)	16,260
121	Rheinmetall AG	8,658

SHARES	SECURITY DESCRIPTION	VALUE($)
	Germany — continued
249	SAP SE	19,830
305	Scout24 AG (a) (e)	10,148
214	Siemens AG	20,536

		159,009

	Ireland — 0.9%
118	Ryanair Holdings plc, ADR	9,276

	Italy — 1.2%
2,888	Enel S.p.A.	11,858

	Luxembourg — 1.0%
317	APERAM S.A. (a)	9,909

	Netherlands — 6.4%
2,287	Aegon N.V.	12,931
664	Koninklijke Ahold N.V.	15,028
506	NN Group N.V.	17,129
178	Randstad Holding N.V.	9,688
383	Royal Dutch Shell plc, Class A	8,380

		63,156

	Spain — 1.2%
630	Gamesa Corp. Tecnologica S.A.	11,775

	Switzerland — 8.0%
416	ABB Ltd. (a)	7,189
852	Logitech International S.A.	13,525
75	Lonza Group AG (a)	11,461
102	Roche Holding AG	26,512
26	Swiss Life Holding AG (a)	6,559
829	UBS Group AG	13,697

		78,943

	United Kingdom — 30.2%
646	Ashtead Group plc	8,338
2,023	Auto Trader Group plc (e)	11,358
1,337	Barratt Developments plc	11,471
181	Berkeley Group Holdings plc	9,135
2,321	BP plc	12,533
147	British American Tobacco plc	8,194
1,094	British Land Co. plc (The)	11,586
3,615	BT Group plc	25,158
313	easyJet plc	6,932
384	Imperial Tobacco Group plc	20,775
1,470	International Consolidated Airlines Group S.A.	11,343
4,055	ITV plc	15,500
729	Land Securities Group plc	11,435
2,734	Legal & General Group plc	9,541

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
137	Next plc	13,535
289	Persimmon plc (a)	8,430
655	Prudential plc	12,865
203	Reckitt Benckiser Group plc	18,022
709	RELX plc	12,478
673	Rio Tinto plc	16,502
117	SABMiller plc	7,017
4,101	Taylor Wimpey plc	11,309
586	Unilever N.V., CVA	25,941

		299,398

	Total Common Stocks (Cost $1,018,800)	980,101

Short-Term Investment — 1.1%
	Investment Company — 1.1%
10,796	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $10,796)	10,796

	Total Investments — 100.1% (Cost $1,029,596)	990,897
	Liabilities in Excess of Other Assets — (0.1)%	(1,440)

	NET ASSETS — 100.0%	$989,457

Percentages indicated are based on net assets.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Insurance	12.8%
Pharmaceuticals	7.0
Electrical Equipment	5.4
Diversified Telecommunication Services	4.5
Household Durables	4.1
Airlines	3.6
Aerospace & Defense	3.3
Banks	3.1
Beverages	3.0
Industrial Conglomerates	2.9
Tobacco	2.9
Media	2.8
Metals & Mining	2.7
Personal Products	2.6
Communications Equipment	2.4
Automobiles	2.4
Real Estate Investment Trusts (REITs)	2.3
Internet Software & Services	2.2
Oil, Gas & Consumable Fuels	2.1
Construction & Engineering	2.0
Software	2.0
Auto Components	1.9
Household Products	1.8
Textiles, Apparel & Luxury Goods	1.6
Multi-Utilities	1.6
Food & Staples Retailing	1.5
Capital Markets	1.4
Multiline Retail	1.4
Technology Hardware, Storage & Peripherals	1.4
IT Services	1.2
Electric Utilities	1.2
Life Sciences Tools & Services	1.2
Hotels, Restaurants & Leisure	1.1
Semiconductors & Semiconductor Equipment	1.0
Health Care Providers & Services	1.0
Professional Services	1.0
Commercial Services & Supplies	1.0
Others (each less than 1.0%)	1.5
Short-Term Investment	1.1

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of January 31, 2016.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $970,824,000 and 98.0%, respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,477
Aggregate gross unrealized depreciation	(79,176)

Net unrealized appreciation/depreciation	$(38,699)

Federal income tax cost of investments	$1,029,596

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$28,045	$—	$28,045
Denmark	—	70,065	—	70,065
Finland	—	36,551	—	36,551
France	—	202,116	—	202,116
Germany	—	159,009	—	159,009
Ireland	9,276	—	—	9,276
Italy	—	11,858	—	11,858
Luxembourg	—	9,909	—	9,909
Netherlands	—	63,156	—	63,156
Spain	—	11,775	—	11,775
Switzerland	—	78,943	—	78,943
United Kingdom	25,941	273,457	—	299,398

Total Common Stocks	35,217	944,884	—	980,101

Short-Term Investment
Investment Company	10,796	—	—	10,796

Total Investments in Securities	$46,013	$944,884	$—	$990,897

Transfers from level 1 to level 2 in the amount of approximately $10,408,000 are primarily due to a decline in trading activity as of January 31, 2016.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.3%
	Australia — 5.7%
343	Australia & New Zealand Banking Group Ltd.	5,949
785	Bank of Queensland Ltd.	7,351
1,074	Bendigo & Adelaide Bank Ltd.	8,264
1,039	BHP Billiton Ltd.	11,411
12,841	Fairfax Media Ltd.	8,147
287	Flight Centre Travel Group Ltd.	8,019
2,544	GPT Group (The)	8,898
2,656	Harvey Norman Holdings Ltd.	8,470
725	LendLease Group	6,771
157	Macquarie Group Ltd.	8,100
5,439	South32 Ltd. (a)	3,818
2,338	Star Entertainment Grp Ltd. (The)	9,026
1,203	Westfield Corp.	8,560
829	Westpac Banking Corp.	18,353
395	Woodside Petroleum Ltd.	7,967

		129,104

	Belgium — 1.4%
138	Ageas	5,603
64	Anheuser-Busch InBev S.A./N.V.	8,057
308	bpost S.A.	7,306
99	Delhaize Group	10,376

		31,342

	China — 0.2%
8,950	China Construction Bank Corp., Class H	5,464

	Denmark — 2.6%
410	Danske Bank A/S	11,031
521	Novo Nordisk A/S, Class B	29,132
72	Pandora A/S	9,570
137	Vestas Wind Systems A/S	8,997

		58,730

	Finland — 0.8%
342	Tieto OYJ	9,220
499	UPM-Kymmene OYJ	8,130

		17,350

	France — 11.3%
588	Altran Technologies S.A.	7,428
632	AXA S.A.	15,626
322	BNP Paribas S.A.	15,263
113	Cap Gemini S.A.	10,323
675	Credit Agricole S.A.	6,739
563	Engie S.A.	8,979
185	Faurecia	6,735
77	Gaztransport Et Technigaz S.A.	2,881
96	LVMH Moet Hennessy Louis Vuitton SE	15,454
1,007	Natixis S.A.	4,927
738	Orange S.A.	13,100
74	Pernod Ricard S.A.	8,633
123	Publicis Groupe S.A.	7,367
69	Renault S.A.	5,863
130	Safran S.A.	8,450
312	Sanofi	25,953
290	Societe Generale S.A.	11,077
1,156	Technicolor S.A.	8,215
111	Teleperformance	9,229
120	Thales S.A.	9,123
618	TOTAL S.A.	27,432
56	Valeo S.A.	7,272
345	Veolia Environnement S.A.	8,314
185	Vinci S.A.	12,528

		256,911

	Germany — 7.5%
130	Allianz SE	21,003
129	Aurubis AG	5,279
197	Bayer AG	22,179
80	Bayerische Motoren Werke AG	6,678
50	Continental AG	10,538
279	Daimler AG	19,526
229	Evonik Industries AG	7,065
275	Freenet AG	8,549
117	Fresenius Medical Care AG & Co. KGaA	10,380
152	Fresenius SE & Co. KGaA	10,056
77	Hannover Rueck SE	8,076
116	HeidelbergCement AG	8,549
418	Infineon Technologies AG	5,595
62	KUKA AG	4,796
148	OSRAM Licht AG	6,592
136	ProSiebenSat.1 Media SE	6,792
96	Siemens AG	9,198

		170,851

	Hong Kong — 2.3%
1,511	BOC Hong Kong Holdings Ltd.	4,021
1,063	Cheung Kong Infrastructure Holdings Ltd.	9,998
1,053	Cheung Kong Property Holdings Ltd.	5,705
2,540	China Overseas Land & Investment Ltd.	7,421
999	CK Hutchison Holdings Ltd.	12,482
6,985	New World Development Co., Ltd.	5,718
579	Swire Pacific Ltd., Class A	5,581

		50,926

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	India — 0.3%
126	HDFC Bank Ltd., ADR	7,584

	Ireland — 1.5%
112	DCC plc	8,637
107	Ryanair Holdings plc, ADR	8,385
178	Shire plc	9,986
147	Smurfit Kappa Group plc	3,195
180	Smurfit Kappa Group plc 1	3,908

		34,111

	Israel — 0.7%
259	Teva Pharmaceutical Industries Ltd., ADR	15,917

	Italy — 1.8%
178	Atlantia S.p.A.	4,671
2,895	Enel S.p.A.	11,888
3,199	Intesa Sanpaolo S.p.A.	9,116
961	Mediobanca S.p.A.	7,703
7,532	Telecom Italia S.p.A. (a)	8,383

		41,761

	Japan — 22.3%
299	Alps Electric Co., Ltd.	5,918
859	Amada Holdings Co., Ltd.	8,114
1,524	Asahi Glass Co., Ltd.	9,292
391	Bandai Namco Holdings, Inc.	8,888
1,423	Bank of Yokohama Ltd. (The)	7,590
252	Bridgestone Corp.	9,163
386	Canon, Inc.	10,797
409	Casio Computer Co., Ltd.	7,934
1,244	Citizen Holdings Co., Ltd.	7,589
676	Daicel Corp.	9,943
151	Dentsu, Inc.	8,009
205	FamilyMart Co., Ltd.	9,584
2,007	Fuji Electric Co., Ltd.	6,977
263	Fuji Heavy Industries Ltd.	10,767
244	FUJIFILM Holdings Corp.	9,416
1,713	Fukuoka Financial Group, Inc.	7,270
115	Hikari Tsushin, Inc.	7,591
175	Hoya Corp.	6,755
834	ITOCHU Corp.	9,796
361	Japan Tobacco, Inc.	14,138
349	JFE Holdings, Inc.	4,728
497	JTEKT Corp.	8,011
558	KDDI Corp.	14,138
4,517	Kobe Steel Ltd.	4,389
86	Kose Corp.	8,022
407	Mazda Motor Corp.	7,410
112	MEIJI Holdings Co., Ltd.	9,359
524	Mitsubishi Corp.	8,403
4,105	Mitsubishi UFJ Financial Group, Inc.	21,048
1,353	Mitsubishi UFJ Lease & Finance Co., Ltd.	6,717
2,105	Mitsui Chemicals, Inc.	9,215
355	Nippon Telegraph & Telephone Corp.	15,126
1,153	Nissan Motor Co., Ltd.	11,467
89	Nitori Holdings Co., Ltd.	7,213
89	Nitto Denko Corp.	5,112
962	Obayashi Corp.	8,681
704	ORIX Corp.	9,954
246	Otsuka Holdings Co., Ltd.	8,266
688	Sekisui Chemical Co., Ltd.	8,411
550	Sekisui House Ltd.	8,662
219	Shionogi & Co., Ltd.	9,553
247	Sompo Japan Nipponkoa Holdings, Inc.	7,310
391	Sony Corp.	9,070
1,515	Sumitomo Chemical Co., Ltd.	7,698
511	Sumitomo Electric Industries Ltd.	6,738
1,579	Sumitomo Heavy Industries Ltd.	6,251
417	Sumitomo Mitsui Financial Group, Inc.	14,000
2,229	Sumitomo Mitsui Trust Holdings, Inc.	7,127
643	T&D Holdings, Inc.	7,361
1,447	Taisei Corp.	9,006
459	Taiyo Yuden Co., Ltd.	5,315
624	Toyota Motor Corp.	37,583
137	West Japan Railway Co.	8,896
382	Yamaha Corp.	9,118

		504,889

	Luxembourg — 0.3%
211	APERAM S.A. (a)	6,583

	Netherlands — 4.5%
1,323	Aegon N.V.	7,484
132	Heineken N.V.	11,478
1,287	ING Groep N.V., CVA	14,660
444	Koninklijke Ahold N.V.	10,039
408	Koninklijke Philips N.V.	10,869
239	NN Group N.V.	8,089
150	Randstad Holding N.V.	8,169
1,469	Royal Dutch Shell plc, Class B	32,013

		102,801

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Norway — 0.6%
614	DNB ASA	7,408
164	Yara International ASA	6,212

		13,620

	Singapore — 0.3%
618	DBS Group Holdings Ltd.	6,145

	South Korea — 0.3%
6	Samsung Electronics Co., Ltd.	5,970

	Spain — 2.5%
161	Amadeus IT Holding S.A., Class A	6,560
1,471	Banco Santander S.A.	6,303
368	Ferrovial S.A.	8,068
424	Gas Natural SDG S.A.	8,330
1,998	Iberdrola S.A.	14,045
637	Repsol S.A.	6,608
188	Tecnicas Reunidas S.A.	6,275

		56,189

	Sweden — 2.7%
433	Boliden AB	6,019
608	Castellum AB	9,070
575	Securitas AB, Class B	8,478
378	Svenska Cellulosa AB S.C.A., Class B	11,217
439	Swedbank AB, Class A	9,208
265	Swedish Match AB	9,443
493	Trelleborg AB, Class B,	8,507

		61,942

	Switzerland — 8.5%
62	Actelion Ltd. (a)	8,114
119	Adecco S.A. (a)	7,303
13	Georg Fischer AG	8,821
56	Lonza Group AG (a)	8,528
448	Nestle S.A.	33,031
529	Novartis AG	40,999
156	Roche Holding AG	40,439
20	Straumann Holding AG	5,951
33	Swiss Life Holding AG (a)	8,495
136	Swiss Re AG	12,695
1,068	UBS Group AG	17,651

		192,027

	United Kingdom — 17.9%
1,117	3i Group plc	7,080
362	AstraZeneca plc	23,322
1,537	Aviva plc	10,602
4,957	Barclays plc	13,264
883	Barratt Developments plc	7,572
2,384	Booker Group plc	5,675
4,663	BP plc	25,182
508	British American Tobacco plc	28,329
775	British Land Co. plc (The)	8,211
2,453	BT Group plc	17,072
1,346	Carillion plc	5,291
1,454	Direct Line Insurance Group plc	7,811
1,264	Dixons Carphone plc	8,569
2,540	HSBC Holdings plc	17,914
316	Imperial Tobacco Group plc	17,112
1,721	Indivior plc	3,726
176	Intertek Group plc	7,125
2,160	ITV plc	8,256
804	John Wood Group plc	7,429
16,149	Lloyds Banking Group plc	15,129
1,090	Marks & Spencer Group plc	6,617
235	Persimmon plc (a)	6,866
502	Playtech plc	5,511
774	Prudential plc	15,215
201	Reckitt Benckiser Group plc	17,878
527	Rio Tinto plc	12,929
1,118	Segro plc	7,014
596	Sky plc	9,228
2,902	Taylor Wimpey plc	8,003
927	UBM plc	6,936
670	Unilever N.V., CVA	29,680
7,470	Vodafone Group plc	24,010
533	WPP plc	11,591

		406,149

	United States — 0.3%
152	Carnival plc	7,580

	Total Common Stocks (Cost $2,305,094)	2,183,946

Preferred Stock — 0.4%
	Germany — 0.4%
88	Henkel AG & Co. KGaA (Cost $8,700)	9,323

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.8%
	Investment Company — 0.8%
17,052	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $17,052)	17,052

	Total Investments — 97.5% (Cost $2,330,846)	2,210,321
	Other Assets in Excess of Liabilities — 2.5%	57,546

	NET ASSETS — 100.0%	$2,267,867

Percentages indicated are based on net assets.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.9%
Pharmaceuticals	10.4
Insurance	6.1
Oil, Gas & Consumable Fuels	4.6
Automobiles	4.5
Media	3.4
Tobacco	3.1
Household Durables	2.6
Metals & Mining	2.5
Diversified Telecommunication Services	2.4
Wireless Telecommunication Services	2.1
Chemicals	2.0
Machinery	2.0
Construction & Engineering	2.0
Food Products	1.9
Industrial Conglomerates	1.9
Capital Markets	1.8
Auto Components	1.8
Real Estate Management & Development	1.8
Household Products	1.7
Personal Products	1.7
Electric Utilities	1.6
Food & Staples Retailing	1.6
IT Services	1.5
Real Estate Investment Trusts (REITs)	1.5
Professional Services	1.4
Beverages	1.3
Technology Hardware, Storage & Peripherals	1.2
Textiles, Apparel & Luxury Goods	1.1
Hotels, Restaurants & Leisure	1.1
Specialty Retail	1.1
Electrical Equipment	1.0
Others (each less than 1.0%)	12.6
Short-Term Investment	0.8

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2016.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note 2.A. of the notes to financial statements is approximately $2,161,145,000 and 97.8% respectively.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,678
Aggregate gross unrealized depreciation	(239,203)

Net unrealized appreciation/depreciation	$(120,525)

Federal income tax cost of investments	$2,330,846

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by approved affiliated and unaffiliated pricing vendors or third party broker-dealers. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAV is calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$129,104	$—	$129,104
Belgium	—	31,342	—	31,342
China	—	5,464	—	5,464
Denmark	—	58,730	—	58,730
Finland	—	17,350	—	17,350
France	—	256,911	—	256,911
Germany	—	170,851	—	170,851
Hong Kong	—	50,926	—	50,926
India	7,584	—	—	7,584
Ireland	8,385	25,726	—	34,111
Israel	15,917	—	—	15,917
Italy	—	41,761	—	41,761
Japan	—	504,889	—	504,889
Luxembourg	—	6,583	—	6,583
Netherlands	—	102,801	—	102,801
Norway	—	13,620	—	13,620
Singapore	—	6,145	—	6,145
South Korea	—	5,970	—	5,970
Spain	—	56,189	—	56,189
Sweden	—	61,942	—	61,942
Switzerland	—	192,027	—	192,027
United Kingdom	29,680	376,469	—	406,149
United States	—	7,580	—	7,580

Total Common Stocks	61,566	2,122,380	—	2,183,946

Preferred Stocks
Germany	—	9,323	—	9,323
Short-Term Investment
Investment Company	17,052	—	—	17,052

Total Investments in Securities	$78,618	$2,131,703	$—	$2,210,321

Transfers from level 1 to level 2 in the amount of approximately $16,191,000 are primarily due to a decline in trading activity as of January 31, 2016.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 91.6%
	Bermuda — 0.4%
33	Wilson Sons Ltd., BDR	235

	Brazil — 37.5%
698	AMBEV S.A., ADR	3,259
76	Arezzo Industria e Comercio S.A.	361
99	Banco Bradesco S.A., ADR	454
173	BB Seguridade Participacoes S.A.	999
391	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	1,004
101	CCR S.A.	322
165	Embraer S.A.	1,183
91	Ez Tec Empreendimentos e Participacoes S.A.	281
111	Iochpe Maxion S.A.	297
496	Itau Unibanco Holding S.A. (Preference Shares), ADR	3,119
48	Linx S.A.	596
319	Lojas Renner S.A.	1,415
21	Multiplus S.A.	165
261	Odontoprev S.A.	658
179	Raia Drogasil S.A.	1,855
35	TOTVS S.A.	286
63	Tractebel Energia S.A.	537
123	Transmissora Alianca de Energia Eletrica S.A.	533
59	Ultrapar Participacoes S.A.	882
145	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	1,450
315	WEG S.A.	1,216

		20,872

	Chile — 4.5%
25,174	Banco Santander Chile	1,092
211	S.A.C.I. Falabella	1,388

		2,480

	Colombia — 0.2%
5	Bancolombia S.A., ADR	141

	Luxembourg — 1.4%
25	Globant S.A. (a)	761

	Mexico — 38.2%
471	Alfa S.A.B. de C.V., Class A	875
79	Alsea S.A.B. de C.V.	280
40	America Movil S.A.B. de C.V., Class L, ADR	562
699	Bolsa Mexicana de Valores S.A.B. de C.V.	951
481	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	365
585	Corp. Inmobiliaria Vesta S.A.B. de C.V.	840
25	El Puerto de Liverpool S.A.B. de C.V., Class C1	295
313	Fibra Uno Administracion S.A. de C.V.	628
31	Fomento Economico Mexicano S.A.B. de C.V., ADR	2,900
1,151	Gentera S.A.B. de C.V.	2,058
103	Gruma S.A.B. de C.V., Class B	1,564
195	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (a)	908
128	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,075
13	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	1,739
133	Grupo Financiero Banorte S.A.B. de C.V., Class O	693
926	Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	1,426
294	Infraestructura Energetica Nova S.A.B. de C.V.	1,151
144	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,644
504	Qualitas Controladora S.A.B. de C.V. (a)	558
46	Unifin Financiera S.A.B. de CV SOFOM ENR (a)	135
228	Wal-Mart de Mexico S.A.B. de C.V.	573

		21,220

	Panama — 1.8%
21	Copa Holdings S.A., Class A	1,005

	Peru — 5.0%
22	Credicorp Ltd.	2,212
28	Intercorp Financial Services, Inc., Series INC	572

		2,784

	United States — 2.6%
40	First Cash Financial Services, Inc. (a)	1,434

	Total Common Stocks (Cost $63,055)	50,932

Preferred Stocks — 5.1%
	Brazil — 5.1%
648	Itausa - Investimentos Itau S.A.	1,115
290	Marcopolo S.A.	148
386	Suzano Papel e Celulose S.A.	1,541

	Total Preferred Stocks (Cost $5,117)	2,804

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.0%
	Investment Company — 1.0%
576	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $576)	576

	Total Investments — 97.7% (Cost $68,748)	54,312
	Other Assets in Excess of Liabilities — 2.3%	1,270

	NET ASSETS — 100.0%	$55,582

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	19.9%
Beverages	11.3
Transportation Infrastructure	7.9
Consumer Finance	6.7
Multiline Retail	5.7
Food & Staples Retailing	4.5
Diversified Financial Services	3.6
Machinery	3.1
Construction & Engineering	3.0
Software	3.0
Food Products	2.9
Insurance	2.9
Paper & Forest Products	2.8
Commercial Services & Supplies	2.7
Aerospace & Defense	2.2
Gas Utilities	2.1
Airlines	1.9
Real Estate Investment Trusts (REITs)	1.8
Oil, Gas & Consumable Fuels	1.6
Industrial Conglomerates	1.6
Real Estate Management & Development	1.5
Health Care Providers & Services	1.2
Wireless Telecommunication Services	1.0
Independent Power & Renewable Electricity Producers	1.0
Electric Utilities	1.0
Others (each less than 1.0%)	2.0
Short-Term Investment	1.1

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
BDR	—	Brazilian Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2016.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,888
Aggregate gross unrealized depreciation	(19,324)

Net unrealized appreciation/depreciation	$(14,436)

Federal income tax cost of investments	$68,748

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments is valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs is calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$54,312	$—	$—	$54,312

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2016.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 88.7%
Common Stocks — 56.2%
	Consumer Discretionary — 32.2%
	Hotels, Restaurants & Leisure — 3.5%
172	Norwegian Cruise Line Holdings Ltd. (a)	7,799

	Household Durables — 16.9%
395	Jarden Corp. (a) (j)	20,967
51	Mohawk Industries, Inc. (a) (j)	8,518
206	Newell Rubbermaid, Inc.	7,970

		37,455

	Internet & Catalog Retail — 1.2%
5	Amazon.com, Inc. (a)	2,743

	Media — 9.1%
59	Charter Communications, Inc., Class A (a)	10,171
88	Comcast Corp., Class A	4,880
64	DISH Network Corp., Class A (a) (j)	3,111
12	Time Warner Cable, Inc.	2,173

		20,335

	Specialty Retail — 1.5%
28	Signet Jewelers Ltd. (j)	3,250

	Total Consumer Discretionary	71,582
	Consumer Staples — 8.7%
	Beverages — 4.0%
14	Anheuser-Busch InBev N.V., (Belgium), ADR (j)	1,718
23	Brown-Forman Corp., Class B (j)	2,229
114	Coca-Cola Co. (The) (j)	4,873

		8,820

	Tobacco — 4.7%
211	Reynolds American, Inc. (j)	10,560

	Total Consumer Staples	19,380

	Health Care — 4.5%
	Life Sciences Tools & Services — 4.5%
77	Thermo Fisher Scientific, Inc. (j)	10,104

	Information Technology — 7.6%
	Internet Software & Services — 2.8%
8	Alphabet, Inc., Class A (a) (j)	6,304

	IT Services — 4.8%
79	Fiserv, Inc. (a) (j)	7,439
18	MasterCard, Inc., Class A	1,617
22	Visa, Inc., Class A	1,668

		10,724

	Total Information Technology	17,028

SHARES	SECURITY DESCRIPTION	VALUE($)
	Materials — 3.2%
	Chemicals — 3.2%
65	Ecolab, Inc. (j)	7,045
	Total Common Stocks (Cost $123,767)	125,139

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Call Options Purchased: — 0.0% (g)
737	Coca-Cola Co. (The), Expiring 01/20/17 at 50.00 USD, American Style (a) (Cost $34)	30

SHARES
Short-Term Investment — 32.5%
	Investment Company — 32.5%
72,123	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $72,123)	72,123

	Total Investments — 88.7% (Cost $195,924)	197,292
	Other Assets in Excess of Liabilities — 11.3%	24,960
	NET ASSETS — 100.0%	$222,252

Short Positions — 22.2%
Common Stocks — 14.7%
	Consumer Discretionary — 5.2%
	Automobiles — 0.2%
14	Harley-Davidson, Inc.	541

	Hotels, Restaurants & Leisure — 0.9%
22	Carnival Corp.	1,056
12	Melco Crown Entertainment Ltd., (Hong Kong), ADR	190
22	Restaurant Brands International, Inc., (Canada)	736

		1,982

	Household Durables — 0.8%
25	Harman International Industries, Inc.	1,838

	Media — 1.1%
8	AMC Networks, Inc., Class A (a)	546

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Media — continued
19	Discovery Communications, Inc., Class A (a)	536
11	Scripps Networks Interactive, Inc., Class A	669
23	Twenty-First Century Fox, Inc., Class A	622

		2,373

	Multiline Retail — 0.8%
10	Kohl’s Corp.	482
12	Macy’s, Inc.	501
3	Nordstrom, Inc.	170
7	Target Corp.	532

		1,685

	Specialty Retail — 1.4%
44	Bed Bath & Beyond, Inc. (a)	1,913
4	Best Buy Co., Inc.	105
9	CarMax, Inc. (a)	417
19	Dick’s Sporting Goods, Inc.	754

		3,189

	Total Consumer Discretionary	11,608

	Consumer Staples — 3.7%
	Beverages — 0.5%
6	Boston Beer Co., Inc. (The), Class A (a)	1,139

	Food & Staples Retailing — 0.9%
7	Wal-Mart Stores, Inc.	469
55	Whole Foods Market, Inc.	1,609

		2,078

	Food Products — 1.0%
18	Hershey Co. (The)	1,582
10	Mead Johnson Nutrition Co.	690

		2,272

	Household Products — 0.6%
18	Colgate-Palmolive Co.	1,218

	Personal Products — 0.7%
57	Coty, Inc., Class A	1,411

	Total Consumer Staples	8,118

	Financials — 2.2%
	Banks — 0.6%
31	Citigroup, Inc.	1,336

	Capital Markets — 0.2%
16	Franklin Resources, Inc.	548

	Consumer Finance — 0.9%
37	American Express Co.	2,006

SHARES	SECURITY DESCRIPTION	VALUE($)
	Real Estate Investment Trusts (REITs) — 0.5%
75	Host Hotels & Resorts, Inc.	1,034

	Total Financials	4,924

	Industrials — 2.1%
	Construction & Engineering — 0.2%
11	Fluor Corp.	476

	Electrical Equipment — 0.5%
5	Emerson Electric Co.	251
10	Rockwell Automation, Inc.	925

		1,176

	Machinery — 1.4%
2	Caterpillar, Inc.	98
1	Cummins, Inc.	121
14	Flowserve Corp.	537
13	Joy Global, Inc.	125
6	Parker-Hannifin Corp.	556
34	Pentair plc, (United Kingdom)	1,611

		3,048

	Total Industrials	4,700

	Information Technology — 1.5%
	Communications Equipment — 0.4%
42	Cisco Systems, Inc.	989

	IT Services — 1.0%
17	International Business Machines Corp.	2,178

	Software — 0.1%
3	VMware, Inc., Class A (a)	140

	Total Information Technology	3,307

	Total Common Stocks (Proceeds $34,697)	32,657

Exchange Traded Funds — 7.5%
	U.S. Equity — 7.5%
63	Powershares QQQ Trust, 0.000%	6,611
52	SPDR S&P500 ETF Trust	10,014

	Total Exchange Traded Funds (Proceeds $16,855)	16,625

	Total Securities Sold Short (Proceeds $51,552)	$49,282

Percentages indicated are based on net assets.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(j)	—	All or a portion of this security is segregated for short sales. The following approximates the aggregate amount of securities segregated for short sales (amounts in thousands):

		Fund	Value
		JPMorgan Opportunistic Equity Long/Short Fund	$86,118

(l)	—	The rate shown is the current yield as of January 31, 2016.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,679
Aggregate gross unrealized depreciation	(3,311)

Net unrealized appreciation/depreciation	$1,368

Federal income tax cost of investments	$195,924

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following tables represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$197,292	—	—	$197,292

Total Liabilities for Securities Sold Short (a)	49,282	—	—	49,282

(a)    All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the year ended January 31, 2016.

(1). Options — The Fund purchased and sold (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 101.6%
Common Stocks — 91.5%
	Consumer Discretionary — 17.1%
	Auto Components — 0.1%
2	Goodyear Tire & Rubber Co. (The)	55

	Hotels, Restaurants & Leisure — 2.6%
9	Carnival Corp. (j)	411
5	Hilton Worldwide Holdings, Inc.	98
1	Norwegian Cruise Line Holdings Ltd. (a)	44
5	Royal Caribbean Cruises Ltd. (j)	438
5	Yum! Brands, Inc.	359

		1,350

	Household Durables — 2.0%
20	D.R. Horton, Inc.	549
2	Harman International Industries, Inc.	121
25	PulteGroup, Inc. (j)	415

		1,085

	Internet & Catalog Retail — 1.7%
2	Amazon.com, Inc. (a) (j)	908

	Media — 5.0%
7	CBS Corp. (Non-Voting), Class B (j)	328
1	Charter Communications, Inc., Class A (a)	134
2	Comcast Corp., Class A	113
5	DISH Network Corp., Class A (a) (j)	239
105	Sirius XM Holdings, Inc. (a)	387
2	Time Warner Cable, Inc.	329
3	Time Warner, Inc. (j)	242
32	Twenty-First Century Fox, Inc., Class B (j)	869

		2,641

	Multiline Retail — 0.4%
3	Dollar General Corp.	193

	Specialty Retail — 5.3%
7	Best Buy Co., Inc.	191
1	Home Depot, Inc. (The)	110
2	L Brands, Inc.	145
26	Lowe’s Cos., Inc. (j)	1,841
1	O’Reilly Automotive, Inc. (a)	146
4	Ross Stores, Inc.	225

SHARES	SECURITY DESCRIPTION	VALUE($)
	Specialty Retail — continued
2	TJX Cos., Inc. (The)	120

		2,778

	Total Consumer Discretionary	9,010

	Consumer Staples — 7.5%
	Beverages — 3.4%
1	Boston Beer Co., Inc. (The), Class A (a)	158
1	Constellation Brands, Inc., Class A (j)	139
11	Molson Coors Brewing Co., Class B (j)	1,033
5	PepsiCo, Inc. (j)	492

		1,822

	Food & Staples Retailing — 1.0%
2	Costco Wholesale Corp. (j)	341
5	Kroger Co. (The)	184

		525

	Food Products — 1.4%
7	ConAgra Foods, Inc.	289
– (h)	Hershey Co. (The)	13
7	Mondelez International, Inc., Class A (j)	298
2	Post Holdings, Inc. (a)	120

		720

	Household Products — 0.4%
2	Kimberly-Clark Corp.	221

	Personal Products — 0.7%
4	Estee Lauder Cos., Inc. (The), Class A	359

	Tobacco — 0.6%
4	Philip Morris International, Inc.	327

	Total Consumer Staples	3,974

	Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
2	Diamondback Energy, Inc. (a)	170
2	EOG Resources, Inc.	140
5	Occidental Petroleum Corp.	327
2	Pioneer Natural Resources Co.	285

	Total Energy	922

	Financials — 13.9%
	Banks — 2.4%
46	Bank of America Corp. (j)	644
3	Citigroup, Inc.	122
5	Prosperity Bancshares, Inc.	201

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
		Banks — continued
6		Wells Fargo & Co. (j)	307

			1,274

		Capital Markets — 2.7%
3		Ameriprise Financial, Inc.	272
2		Bank of New York Mellon Corp. (The)	81
1		BlackRock, Inc.	348
17		Charles Schwab Corp. (The) (j)	432
12		Morgan Stanley (j)	313

			1,446

		Consumer Finance — 1.6%
10		Ally Financial, Inc. (a)	153
3		Capital One Financial Corp.	216
4		Discover Financial Services	177
10		Synchrony Financial (a)	273

			819

		Diversified Financial Services — 0.6%
—	(h)	Intercontinental Exchange, Inc. (j)	117
6		Voya Financial, Inc.	186

			303

		Insurance — 3.6%
8		Arthur J. Gallagher & Co.	302
11		Chubb Ltd., (Switzerland)	1,269
3		Hartford Financial Services Group, Inc. (The)	112
5		MetLife, Inc.	231

			1,914

		Real Estate Investment Trusts (REITs) — 3.0%
5		AvalonBay Communities, Inc. (j)	820
10		Kimco Realty Corp.	274
5		Prologis, Inc.	203
2		SL Green Realty Corp.	218
1		Vornado Realty Trust	77

			1,592

		Total Financials	7,348

		Health Care — 12.0%
		Biotechnology — 2.7%
2		Alexion Pharmaceuticals, Inc. (a) (j)	286
1		Biogen, Inc. (a)	229
4		Celgene Corp. (a) (j)	419
3		Gilead Sciences, Inc.	220
1		Incyte Corp. (a)	61

SHARES	SECURITY DESCRIPTION	VALUE($)
	Biotechnology — continued
2	Vertex Pharmaceuticals, Inc. (a)	215

		1,430

	Health Care Providers & Services — 5.5%
8	Aetna, Inc. (j)	850
2	Anthem, Inc.	315
9	Humana, Inc.	1,473
2	McKesson Corp.	270

		2,908

	Life Sciences Tools & Services — 0.4%
1	Illumina, Inc. (a)	171

	Pharmaceuticals — 3.4%
1	Allergan plc (a)	381
8	Bristol-Myers Squibb Co. (j)	488
7	Eli Lilly & Co. (j)	538
6	Pfizer, Inc.	195
2	Valeant Pharmaceuticals International, Inc. (a)	194

		1,796

	Total Health Care	6,305

	Industrials — 11.4%
	Aerospace & Defense — 4.8%
4	Curtiss-Wright Corp.	283
13	Honeywell International, Inc. (j)	1,292
1	Northrop Grumman Corp.	229
9	United Technologies Corp. (j)	750

		2,554

	Airlines — 1.6%
8	Delta Air Lines, Inc. (j)	348
10	United Continental Holdings, Inc. (a) (j)	502

		850

	Building Products — 0.7%
1	Allegion plc, (Ireland)	81
2	Lennox International, Inc.	215
3	Masco Corp.	91

		387

	Electrical Equipment — 0.7%
7	Eaton Corp. plc	349

	Machinery — 0.3%
2	Ingersoll-Rand plc	82
1	Stanley Black & Decker, Inc.	79

		161

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Road & Rail — 3.3%
3	Canadian Pacific Railway Ltd., (Canada) (j)	365
4	CSX Corp.	101
18	Union Pacific Corp. (j)	1,266

		1,732

	Total Industrials	6,033

	Information Technology — 19.6%
	Electronic Equipment, Instruments & Components — 0.2%
1	TE Connectivity Ltd., (Switzerland)	82

	Internet Software & Services — 4.8%
2	Alphabet, Inc., Class C (a) (j)	1,303
11	Facebook, Inc., Class A (a) (j)	1,259

		2,562

	IT Services — 3.7%
8	Accenture plc, (Ireland), Class A (j)	842
7	Cognizant Technology Solutions Corp., Class A (a) (j)	424
8	Fidelity National Information Services, Inc. (j)	474
2	Global Payments, Inc.	131
2	Vantiv, Inc., Class A (a)	85

		1,956

	Semiconductors & Semiconductor Equipment — 7.7%
11	Avago Technologies Ltd., (Singapore)	1,501
4	Broadcom Corp., Class A	230
14	Lam Research Corp. (j)	1,007
11	Marvell Technology Group Ltd., (Bermuda)	99
9	NXP Semiconductors N.V., (Netherlands) (a) (j)	678
3	Qorvo, Inc. (a)	99
8	Texas Instruments, Inc.	427

		4,041

	Software — 3.2%
7	Adobe Systems, Inc. (a) (j)	648
3	Electronic Arts, Inc. (a)	196
1	Intuit, Inc.	113
12	Microsoft Corp. (j)	648

SHARES	SECURITY DESCRIPTION	VALUE($)
	Software — continued
4	Mobileye N.V., (Israel) (a)	102

		1,707

	Total Information Technology	10,348

	Materials — 3.0%
	Chemicals — 1.2%
3	Axiall Corp.	51
2	E.I. du Pont de Nemours & Co.	87
3	Eastman Chemical Co.	193
2	Monsanto Co.	225
4	Mosaic Co. (The)	89

		645

	Construction Materials — 1.0%
1	Martin Marietta Materials, Inc.	139
4	Vulcan Materials Co. (j)	373

		512

	Containers & Packaging — 0.8%
5	Crown Holdings, Inc. (a) (j)	212
5	Sealed Air Corp.	191
1	WestRock Co.	41

		444

	Total Materials	1,601

	Telecommunication Services — 0.9%
	Wireless Telecommunication Services — 0.9%
12	T-Mobile USA, Inc. (a)	475

	Utilities — 4.3%
	Electric Utilities — 4.0%
6	American Electric Power Co., Inc.	337
7	Edison International (j)	428
4	NextEra Energy, Inc.	407
16	PPL Corp. (j)	545
11	Xcel Energy, Inc. (j)	412

		2,129

	Gas Utilities — 0.1%
1	AGL Resources, Inc.	56

	Multi-Utilities — 0.2%
4	NiSource, Inc.	75

	Total Utilities	2,260

	Total Common Stocks (Cost $40,447)	48,276

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Short-Term Investment — 10.1%
		Investment Company — 10.1%
5,321		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $5,321)	5,321

		Total Investments — 101.6% (Cost $45,768)	53,597
		Liabilities in Excess of Other Assets — (1.6)%	(821)

		NET ASSETS — 100.0%	$52,776

Short Positions — 58.4%
Common Stocks — 58.4%
		Consumer Discretionary — 10.7%
		Auto Components — 0.9%
3		Autoliv, Inc., (Sweden)	305
5		BorgWarner, Inc.	147

			452

		Automobiles — 0.4%
8		Ford Motor Co.	94
3		Harley-Davidson, Inc.	103

			197

		Hotels, Restaurants & Leisure — 1.3%
5		Darden Restaurants, Inc.	334
5		Hyatt Hotels Corp., Class A (a)	208
2		Marriott International, Inc., Class A	122

			664

		Household Durables — 0.6%
4		Garmin Ltd., (Switzerland)	148
4		Lennar Corp., Class A	166

			314

		Internet & Catalog Retail — 0.9%
—	(h)	Expedia, Inc.	22
18		Groupon, Inc. (a)	48
3		Netflix, Inc. (a)	259
1		Shutterfly, Inc. (a)	61
1		TripAdvisor, Inc. (a)	73

			463

		Leisure Products — 0.9%
2		Hasbro, Inc.	162
12		Mattel, Inc.	335

			497

SHARES		SECURITY DESCRIPTION	VALUE($)
		Media — 3.9%
4		AMC Networks, Inc., Class A (a)	262
5		Cinemark Holdings, Inc.	156
8		Discovery Communications, Inc., Class A (a)	231
5		Interpublic Group of Cos., Inc. (The)	112
14		News Corp., Class A	178
4		Omnicom Group, Inc.	291
8		Regal Entertainment Group, Class A	137
2		Scripps Networks Interactive, Inc., Class A	149
2		Viacom, Inc., Class B	111
5		Walt Disney Co. (The)	459

			2,086

		Multiline Retail — 0.3%
4		Kohl’s Corp.	175

		Specialty Retail — 1.0%
4		Abercrombie & Fitch Co., Class A	102
6		Bed Bath & Beyond, Inc. (a)	259
1		CarMax, Inc. (a)	54
2		DSW, Inc., Class A	56
2		Gap, Inc. (The)	57

			528

		Textiles, Apparel & Luxury Goods — 0.5%
—	(h)	Ralph Lauren Corp.	29
3		Under Armour, Inc., Class A (a)	246

			275

		Total Consumer Discretionary	5,651

		Consumer Staples — 7.6%
		Beverages — 1.1%
6		Brown-Forman Corp., Class B	577

		Food & Staples Retailing — 2.5%
3		CVS Health Corp.	334
9		Sysco Corp.	360
2		Walgreens Boots Alliance, Inc.	142
3		Wal-Mart Stores, Inc.	220
10		Whole Foods Market, Inc.	281

			1,337

		Food Products — 2.8%
8		General Mills, Inc.	439
6		Kellogg Co.	416
7		Kraft Heinz Co. (The)	579

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Food Products — continued
1	Mead Johnson Nutrition Co.	55

		1,489

	Household Products — 0.4%
1	Church & Dwight Co., Inc.	112
1	Colgate-Palmolive Co.	84

		196

	Personal Products — 0.3%
6	Coty, Inc., Class A	147

	Tobacco — 0.5%
4	Altria Group, Inc.	252

	Total Consumer Staples	3,998

	Energy — 0.8%
	Energy Equipment & Services — 0.5%
2	Baker Hughes, Inc.	81
2	Halliburton Co.	64
1	Helmerich & Payne, Inc.	56
2	Tenaris S.A., (Luxembourg), ADR	47
8	Weatherford International plc, (Switzerland) (a)	51

		299

	Oil, Gas & Consumable Fuels — 0.3%
1	Cimarex Energy Co.	49
3	Range Resources Corp.	100

		149

	Total Energy	448

	Financials — 9.1%
	Banks — 2.0%
2	Bank of Hawaii Corp.	111
9	First Horizon National Corp.	112
4	First Niagara Financial Group, Inc.	42
4	FirstMerit Corp.	73
3	M&T Bank Corp.	303
1	People’s United Financial, Inc.	14
4	U.S. Bancorp	170
3	UMB Financial Corp.	164
3	Zions Bancorporation	59

		1,048

	Capital Markets — 0.6%
4	Federated Investors, Inc., Class B	111
3	Franklin Resources, Inc.	118
1	T. Rowe Price Group, Inc.	74

		303

SHARES	SECURITY DESCRIPTION	VALUE($)
	Consumer Finance — 0.2%
2	American Express Co.	124

	Diversified Financial Services — 0.6%
3	CME Group, Inc.	269
1	McGraw Hill Financial, Inc.	59

		328

	Insurance — 2.9%
2	Aon plc, (United Kingdom)	175
3	Arch Capital Group Ltd., (Bermuda) (a)	185
1	Axis Capital Holdings Ltd., (Bermuda)	30
7	Genworth Financial, Inc., Class A (a)	21
9	Progressive Corp. (The)	297
6	Torchmark Corp.	341
9	W.R. Berkley Corp.	449

		1,498

	Real Estate Investment Trusts (REITs) — 2.8%
2	Crown Castle International Corp.	200
5	DDR Corp.	90
2	Digital Realty Trust, Inc.	153
1	Federal Realty Investment Trust	133
2	Four Corners Property Trust, Inc.	29
3	Healthcare Trust of America, Inc., Class A	80
1	Realty Income Corp.	72
8	Ventas, Inc.	468
4	Welltower, Inc.	251

		1,476

	Total Financials	4,777

	Health Care — 5.4%
	Biotechnology — 1.0%
2	Alkermes plc, (Ireland) (a)	67
3	Amgen, Inc.	437
1	Ionis Pharmaceuticals, Inc. (a)	51

		555

	Health Care Equipment & Supplies — 1.8%
6	Baxter International, Inc.	202
1	Becton, Dickinson and Co.	139
1	C.R. Bard, Inc.	121
6	Medtronic plc, (Ireland)	443
1	St. Jude Medical, Inc.	37

		942

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
		Health Care Providers & Services — 1.0%
5		Community Health Systems, Inc. (a)	99
—	(h)	DaVita HealthCare Partners, Inc. (a)	32
2		Express Scripts Holding Co. (a)	175
1		HCA Holdings, Inc. (a)	63
1		Laboratory Corp. of America Holdings (a)	74
1		Quest Diagnostics, Inc.	39
2		Tenet Healthcare Corp. (a)	58

			540

		Health Care Technology — 0.4%
3		Cerner Corp. (a)	190

		Pharmaceuticals — 1.2%
3		AbbVie, Inc.	161
3		Johnson & Johnson	263
4		Merck & Co., Inc.	192

			616

		Total Health Care	2,843

		Industrials — 8.4%
		Aerospace & Defense — 0.9%
3		Boeing Co. (The)	395
—	(h)	Lockheed Martin Corp.	55
1		Textron, Inc.	47

			497

		Commercial Services & Supplies — 0.3%
6		ADT Corp. (The)	166

		Electrical Equipment — 0.6%
3		Rockwell Automation, Inc.	326

		Industrial Conglomerates — 2.3%
3		3M Co.	441
27		General Electric Co.	792

			1,233

		Machinery — 1.5%
2		Caterpillar, Inc.	125
2		Deere & Co.	134
9		Donaldson Co., Inc.	250
2		Illinois Tool Works, Inc.	198
1		Parker-Hannifin Corp.	90

			797

SHARES	SECURITY DESCRIPTION	VALUE($)
	Professional Services — 0.2%
2	Nielsen Holdings plc	76

	Road & Rail — 1.3%
18	Heartland Express, Inc.	310
6	Knight Transportation, Inc.	139
9	Werner Enterprises, Inc.	209

		658

	Trading Companies & Distributors — 1.3%
10	Fastenal Co.	398
1	W.W. Grainger, Inc.	289

		687

	Total Industrials	4,440

	Information Technology — 7.2%
	Communications Equipment — 1.3%
20	Cisco Systems, Inc.	485
5	Juniper Networks, Inc.	118
2	QUALCOMM, Inc.	75

		678

	Internet Software & Services — 0.5%
9	eBay, Inc. (a)	211
3	GrubHub, Inc. (a)	55

		266

	IT Services — 0.9%
1	Automatic Data Processing, Inc.	57
3	International Business Machines Corp.	385
2	VeriFone Systems, Inc. (a)	50

		492

	Semiconductors & Semiconductor Equipment — 3.6%
9	Applied Materials, Inc.	161
5	Atmel Corp.	38
14	Intel Corp.	437
8	Linear Technology Corp.	332
2	Maxim Integrated Products, Inc.	55
5	Microchip Technology, Inc.	204
16	Micron Technology, Inc. (a)	174
3	NVIDIA Corp.	83
1	Skyworks Solutions, Inc.	49
12	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	275
2	Xilinx, Inc.	93

		1,901

	Software — 0.5%
5	Oracle Corp.	171

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
		Software — continued
1		SAP SE, (Germany), ADR	117

			288

		Technology Hardware, Storage & Peripherals — 0.4%
1		NetApp, Inc.	32
—	(h)	SanDisk Corp.	35
4		Seagate Technology plc	126

			193

		Total Information Technology	3,818

		Materials — 2.8%
		Chemicals — 1.9%
4		Air Products & Chemicals, Inc.	499
1		CF Industries Holdings, Inc.	27
1		Ecolab, Inc.	56
4		LyondellBasell Industries N.V., Class A	289
2		Westlake Chemical Corp.	112

			983

		Containers & Packaging — 0.4%
4		International Paper Co.	133
2		Sonoco Products Co.	76

			209

		Metals & Mining — 0.5%
27		Alcoa, Inc.	198
18		Freeport-McMoRan, Inc.	81

			279

		Total Materials	1,471

		Telecommunication Services — 2.2%
		Diversified Telecommunication Services — 2.2%
6		CenturyLink, Inc.	144
20		Verizon Communications, Inc.	1,013

		Total Telecommunication Services	1,157

		Utilities — 4.2%
		Electric Utilities — 1.9%
10		Duke Energy Corp.	722
6		Exelon Corp.	165
2		Southern Co. (The)	119

			1,006

		Multi-Utilities — 2.1%
4		Consolidated Edison, Inc.	275
5		Dominion Resources, Inc.	388

SHARES	SECURITY DESCRIPTION	VALUE($)
	Multi-Utilities — continued
3	DTE Energy Co.	278
3	WEC Energy Group, Inc.	166

		1,107

	Water Utilities — 0.2%
3	Aqua America, Inc.	101

	Total Utilities	2,214

	Total Securities Sold Short (Proceeds $33,869)	$30,817

Percentages indicated are based on net assets.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of this security is segregated for short sales.
(l)	—	The rate shown is the current yield as of January 31, 2016.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,342
Aggregate gross unrealized depreciation	(1,513)

Net unrealized appreciation/depreciation	$7,829

Federal income tax cost of investments	$45,768

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$53,597	—	—	$53,597

Total Liabilities for Securities Sold Short (a)	$(30,817)	—	—	$(30,817)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2016.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 103.5%
Common Stocks — 78.6%
	Consumer Discretionary — 14.0%
	Auto Components — 0.1%
18	Goodyear Tire & Rubber Co. (The) (j)	517

	Hotels, Restaurants & Leisure — 2.3%
88	Carnival Corp.	4,251
60	Hilton Worldwide Holdings, Inc.	1,069
10	Norwegian Cruise Line Holdings Ltd. (a)	468
44	Royal Caribbean Cruises Ltd.	3,617
46	Yum! Brands, Inc.	3,302

		12,707

	Household Durables — 1.5%
156	D.R. Horton, Inc.	4,304
13	Harman International Industries, Inc.	956
188	PulteGroup, Inc.	3,155

		8,415

	Internet & Catalog Retail — 1.2%
11	Amazon.com, Inc. (a)	6,433

	Media — 4.4%
63	CBS Corp. (Non-Voting), Class B (j)	3,006
10	Charter Communications, Inc., Class A (a)	1,647
21	Comcast Corp., Class A	1,184
36	DISH Network Corp., Class A (a)	1,736
1,099	Sirius XM Holdings, Inc. (a)	4,067
18	Time Warner Cable, Inc.	3,279
28	Time Warner, Inc.	1,983
276	Twenty-First Century Fox, Inc., Class B	7,475

		24,377

	Multiline Retail — 0.4%
26	Dollar General Corp.	1,935

	Specialty Retail — 4.1%
55	Best Buy Co., Inc.	1,530
5	Home Depot, Inc. (The)	623
14	L Brands, Inc.	1,332
215	Lowe’s Cos., Inc. (j)	15,391
5	O’Reilly Automotive, Inc. (a)	1,383
26	Ross Stores, Inc.	1,452
18	TJX Cos., Inc. (The)	1,255

		22,966

	Total Consumer Discretionary	77,350

SHARES	SECURITY DESCRIPTION	VALUE($)
	Consumer Staples — 6.4%
	Beverages — 2.9%
8	Boston Beer Co., Inc. (The), Class A (a)	1,385
8	Constellation Brands, Inc., Class A (j)	1,250
99	Molson Coors Brewing Co., Class B	8,998
42	PepsiCo, Inc.	4,188

		15,821

	Food & Staples Retailing — 0.9%
23	Costco Wholesale Corp.	3,443
44	Kroger Co. (The)	1,689

		5,132

	Food Products — 1.2%
58	ConAgra Foods, Inc.	2,413
2	Hershey Co. (The)	145
66	Mondelez International, Inc., Class A	2,860
20	Post Holdings, Inc. (a)	1,175

		6,593

	Household Products — 0.4%
17	Kimberly-Clark Corp.	2,128

	Personal Products — 0.5%
33	Estee Lauder Cos., Inc. (The), Class A	2,789

	Tobacco — 0.5%
31	Philip Morris International, Inc.	2,831

	Total Consumer Staples	35,294

	Energy — 1.7%
	Oil, Gas & Consumable Fuels — 1.7%
24	Diamondback Energy, Inc. (a)	1,779
13	EOG Resources, Inc.	958
50	Occidental Petroleum Corp.	3,411
25	Pioneer Natural Resources Co.	3,123

	Total Energy	9,271

	Financials — 12.0%
	Banks — 2.1%
406	Bank of America Corp. (j)	5,744
29	Citigroup, Inc.	1,248
49	Prosperity Bancshares, Inc.	2,093
48	Wells Fargo & Co. (j)	2,418

		11,503

	Capital Markets — 2.4%
26	Ameriprise Financial, Inc. (j)	2,320
25	Bank of New York Mellon Corp. (The)	898

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Capital Markets — continued
10	BlackRock, Inc.	3,289
146	Charles Schwab Corp. (The)	3,738
126	Morgan Stanley	3,252

		13,497

	Consumer Finance — 1.4%
78	Ally Financial, Inc. (a) (j)	1,238
31	Capital One Financial Corp.	2,019
35	Discover Financial Services	1,614
95	Synchrony Financial (a)	2,687

		7,558

	Diversified Financial Services — 0.4%
3	Intercontinental Exchange, Inc.	871
35	Voya Financial, Inc.	1,065

		1,936

	Insurance — 3.5%
76	Arthur J. Gallagher & Co.	2,849
116	Chubb Ltd., (Switzerland)	13,121
31	Hartford Financial Services Group, Inc. (The)	1,262
54	MetLife, Inc.	2,432

		19,664

	Real Estate Investment Trusts (REITs) — 2.2%
32	AvalonBay Communities, Inc.	5,520
70	Kimco Realty Corp.	1,915
46	Prologis, Inc.	1,823
24	SL Green Realty Corp.	2,325
9	Vornado Realty Trust	801

		12,384

	Total Financials	66,542

	Health Care — 9.7%
	Biotechnology — 2.7%
14	Alexion Pharmaceuticals, Inc. (a)	1,978
9	Biogen, Inc. (a)	2,380
49	Celgene Corp. (a) (j)	4,887
29	Gilead Sciences, Inc. (j)	2,439
9	Incyte Corp. (a)	630
27	Vertex Pharmaceuticals, Inc. (a)	2,463

		14,777

	Health Care Providers & Services — 4.1%
70	Aetna, Inc. (j)	7,082
15	Anthem, Inc.	1,982
73	Humana, Inc.	11,948
12	McKesson Corp. (j)	1,952

		22,964

SHARES	SECURITY DESCRIPTION	VALUE($)
	Life Sciences Tools & Services — 0.3%
12	Illumina, Inc. (a) (j)	1,817

	Pharmaceuticals — 2.6%
11	Allergan plc (a)	3,222
49	Bristol-Myers Squibb Co.	3,030
58	Eli Lilly & Co.	4,620
48	Pfizer, Inc.	1,465
24	Valeant Pharmaceuticals International, Inc. (a) (j)	2,179

		14,516

	Total Health Care	54,074

	Industrials — 10.4%
	Aerospace & Defense — 4.0%
34	Curtiss-Wright Corp.	2,322
102	Honeywell International, Inc.	10,500
13	Northrop Grumman Corp.	2,358
77	United Technologies Corp.	6,766

		21,946

	Airlines — 1.6%
80	Delta Air Lines, Inc.	3,538
114	United Continental Holdings, Inc. (a)	5,521

		9,059

	Building Products — 0.6%
14	Allegion plc, (Ireland)	834
14	Lennox International, Inc.	1,732
36	Masco Corp.	950

		3,516

	Electrical Equipment — 0.7%
71	Eaton Corp. plc	3,583

	Machinery — 0.3%
18	Ingersoll-Rand plc	928
9	Stanley Black & Decker, Inc. (j)	807

		1,735

	Road & Rail — 3.2%
45	Canadian Pacific Railway Ltd., (Canada) (j)	5,446
45	CSX Corp.	1,025
158	Union Pacific Corp.	11,401

		17,872

	Total Industrials	57,711

	Information Technology — 16.3%
	Electronic Equipment, Instruments & Components — 0.2%
25	TE Connectivity Ltd., (Switzerland)	1,434

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Internet Software & Services — 3.7%
14	Alphabet, Inc., Class C (a)	10,517
90	Facebook, Inc., Class A (a)	10,079

		20,596

	IT Services — 3.2%
79	Accenture plc, (Ireland), Class A (j)	8,295
55	Cognizant Technology Solutions Corp., Class A (a)	3,504
62	Fidelity National Information Services, Inc. (j)	3,718
23	Global Payments, Inc.	1,363
19	Vantiv, Inc., Class A (a)	886

		17,766

	Semiconductors & Semiconductor Equipment — 6.3%
103	Avago Technologies Ltd., (Singapore)	13,718
143	Lam Research Corp. (j)	10,249
81	Marvell Technology Group Ltd., (Bermuda)	716
84	NXP Semiconductors N.V., (Netherlands) (a) (j)	6,297
26	Qorvo, Inc. (a)	1,038
53	Texas Instruments, Inc.	2,785

		34,803

	Software — 2.9%
67	Adobe Systems, Inc. (a) (j)	5,946
27	Electronic Arts, Inc. (a)	1,733
12	Intuit, Inc.	1,162
115	Microsoft Corp.	6,317
29	Mobileye N.V., (Israel) (a)	797

		15,955

	Total Information Technology	90,554

	Materials — 2.9%
	Chemicals — 1.2%
29	Axiall Corp. (j)	528
17	E.I. du Pont de Nemours & Co.	910
37	Eastman Chemical Co.	2,254
22	Monsanto Co.	2,004
38	Mosaic Co. (The)	918

		6,614

	Construction Materials — 1.0%
11	Martin Marietta Materials, Inc.	1,443
44	Vulcan Materials Co.	3,885

		5,328

SHARES	SECURITY DESCRIPTION	VALUE($)
	Containers & Packaging — 0.7%
38	Crown Holdings, Inc. (a)	1,742
49	Sealed Air Corp. (j)	1,992
8	WestRock Co.	269

		4,003

	Total Materials	15,945

	Telecommunication Services — 0.8%
	Wireless Telecommunication Services — 0.8%
107	T-Mobile USA, Inc. (a) (j)	4,303

	Utilities — 4.4%
	Electric Utilities — 4.2%
61	American Electric Power Co., Inc.	3,692
77	Edison International	4,768
37	NextEra Energy, Inc.	4,086
173	PPL Corp.	6,076
115	Xcel Energy, Inc.	4,384

		23,006

	Gas Utilities — 0.1%
10	AGL Resources, Inc.	642

	Multi-Utilities — 0.1%
32	NiSource, Inc.	681

	Total Utilities	24,329

	Total Common Stocks (Cost $384,412)	435,373

Short-Term Investments — 24.9%
	Investment Company — 24.7%
136,919	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l)	136,919

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.2%
1,125	U.S. Treasury Bill, 0.191%, 04/28/16 (k) (n)	1,124

	Total Short-Term Investments (Cost $138,043)	138,043

	Total Investments — 103.5% (Cost $522,455)	573,416
	Liabilities in Excess of Other Assets — (3.5)%	(19,275)

	NET ASSETS — 100.0%	$554,141

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short Positions — 75.8%
Common Stocks — 75.8%
	Consumer Discretionary — 13.8%
	Auto Components — 1.2%
39	Autoliv, Inc., (Sweden)	4,045
58	BorgWarner, Inc.	1,712
21	Johnson Controls, Inc.	735

		6,492

	Automobiles — 0.6%
84	Ford Motor Co.	1,005
37	General Motors Co.	1,092
33	Harley-Davidson, Inc.	1,328

		3,425

	Hotels, Restaurants & Leisure — 1.8%
65	Darden Restaurants, Inc.	4,085
89	Hyatt Hotels Corp., Class A (a)	3,458
40	Marriott International, Inc., Class A	2,436

		9,979

	Household Durables — 0.7%
63	Garmin Ltd., (Switzerland)	2,202
38	Lennar Corp., Class A	1,593

		3,795

	Internet & Catalog Retail — 1.2%
5	Expedia, Inc.	505
311	Groupon, Inc. (a)	847
41	Netflix, Inc. (a)	3,750
15	Shutterfly, Inc. (a)	633
12	TripAdvisor, Inc. (a)	774

		6,509

	Leisure Products — 1.2%
33	Hasbro, Inc.	2,422
152	Mattel, Inc.	4,184

		6,606

	Media — 4.8%
44	AMC Networks, Inc., Class A (a)	3,213
67	Cinemark Holdings, Inc.	1,967
118	Discovery Communications, Inc., Class A (a)	3,246
103	Interpublic Group of Cos., Inc. (The)	2,315
216	News Corp., Class A	2,796
48	Omnicom Group, Inc.	3,490
103	Regal Entertainment Group, Class A	1,771
29	Scripps Networks Interactive, Inc., Class A	1,778
24	Viacom, Inc., Class B	1,109
53	Walt Disney Co. (The)	5,107

		26,792

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Multiline Retail — 0.4%
49	Kohl’s Corp.	2,461

	Specialty Retail — 1.1%
80	Bed Bath & Beyond, Inc. (a)	3,455
20	CarMax, Inc. (a)	862
37	DSW, Inc., Class A	898
36	Gap, Inc. (The)	887

		6,102

	Textiles, Apparel & Luxury Goods — 0.8%
13	PVH Corp.	940
5	Ralph Lauren Corp.	596
34	Under Armour, Inc., Class A (a)	2,896

		4,432

	Total Consumer Discretionary	76,593

	Consumer Staples — 9.4%
	Beverages — 1.1%
62	Brown-Forman Corp., Class B	6,025

	Food & Staples Retailing — 3.7%
56	CVS Health Corp.	5,411
127	Sysco Corp.	5,039
19	Walgreens Boots Alliance, Inc.	1,499
77	Wal-Mart Stores, Inc.	5,097
122	Whole Foods Market, Inc.	3,576

		20,622

	Food Products — 3.3%
81	General Mills, Inc.	4,589
73	Kellogg Co.	5,370
95	Kraft Heinz Co. (The)	7,406
8	Mead Johnson Nutrition Co.	580

		17,945

	Household Products — 0.5%
24	Church & Dwight Co., Inc.	2,009
14	Colgate-Palmolive Co.	925

		2,934

	Personal Products — 0.3%
62	Coty, Inc., Class A	1,536

	Tobacco — 0.5%
48	Altria Group, Inc.	2,939

	Total Consumer Staples	52,001

	Energy — 1.2%
	Energy Equipment & Services — 0.7%
20	Baker Hughes, Inc.	866
25	Halliburton Co.	801
17	Helmerich & Payne, Inc.	879
26	Rowan Cos. plc, Class A	328

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Energy Equipment & Services — continued
19	Tenaris S.A., (Luxembourg), ADR	386
79	Weatherford International plc, (Switzerland) (a)	530

		3,790

	Oil, Gas & Consumable Fuels — 0.5%
40	Anadarko Petroleum Corp.	1,579
6	Cimarex Energy Co.	512
36	Range Resources Corp.	1,052

		3,143

	Total Energy	6,933

	Financials — 11.8%
	Banks — 3.4%
51	Associated Banc-Corp.	893
47	Bank of Hawaii Corp.	2,787
120	First Horizon National Corp.	1,533
59	First Niagara Financial Group, Inc.	581
122	FirstMerit Corp.	2,361
27	M&T Bank Corp.	2,964
76	People’s United Financial, Inc.	1,096
99	U.S. Bancorp	3,985
42	UMB Financial Corp.	1,951
27	Zions Bancorporation	619

		18,770

	Capital Markets — 0.8%
54	Federated Investors, Inc., Class B	1,353
57	Franklin Resources, Inc.	1,962
13	T. Rowe Price Group, Inc.	901

		4,216

	Consumer Finance — 0.2%
24	American Express Co.	1,300

	Diversified Financial Services — 0.6%
32	CME Group, Inc.	2,839
7	McGraw Hill Financial, Inc.	629

		3,468

	Insurance — 3.8%
44	Aon plc, (United Kingdom)	3,853
38	Arch Capital Group Ltd., (Bermuda) (a)	2,550
11	Axis Capital Holdings Ltd., (Bermuda)	617
78	Genworth Financial, Inc., Class A (a)	217
142	Progressive Corp. (The)	4,451
76	Torchmark Corp.	4,144

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Insurance — continued
101	W.R. Berkley Corp.	5,050

		20,882

	Real Estate Investment Trusts (REITs) — 3.0%
34	Crown Castle International Corp.	2,960
37	DDR Corp.	638
21	Digital Realty Trust, Inc.	1,673
10	Federal Realty Investment Trust	1,448
21	Four Corners Property Trust, Inc.	360
50	Healthcare Trust of America, Inc., Class A	1,391
13	Realty Income Corp.	747
92	Ventas, Inc.	5,068
42	Welltower, Inc.	2,597

		16,882

	Total Financials	65,518

	Health Care — 9.1%
	Biotechnology — 1.2%
18	Alkermes plc, (Ireland) (a)	574
33	Amgen, Inc.	5,086
23	Ionis Pharmaceuticals, Inc. (a)	911

		6,571

	Health Care Equipment & Supplies — 3.1%
117	Baxter International, Inc.	4,289
11	Becton, Dickinson and Co.	1,628
7	C.R. Bard, Inc.	1,320
114	Medtronic plc, (Ireland)	8,660
13	St. Jude Medical, Inc.	666
8	Zimmer Biomet Holdings, Inc.	774

		17,337

	Health Care Providers & Services — 1.4%
49	Community Health Systems, Inc. (a)	1,059
14	DaVita HealthCare Partners, Inc. (a)	969
24	Express Scripts Holding Co. (a)	1,746
19	HCA Holdings, Inc. (a)	1,329
6	Laboratory Corp. of America Holdings (a)	708
6	Quest Diagnostics, Inc.	374
40	Tenet Healthcare Corp. (a)	1,085
5	Universal Health Services, Inc., Class B	597

		7,867

	Health Care Technology — 0.4%
32	Cerner Corp. (a)	1,874

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Pharmaceuticals — 3.0%
55	AbbVie, Inc.	3,007
71	Johnson & Johnson	7,387
124	Merck & Co., Inc.	6,300

		16,694

	Total Health Care	50,343

	Industrials — 9.2%
	Aerospace & Defense — 1.0%
39	Boeing Co. (The)	4,647
3	Lockheed Martin Corp.	591
15	Textron, Inc.	527

		5,765

	Air Freight & Logistics — 0.2%
13	United Parcel Service, Inc., Class B	1,165

	Commercial Services & Supplies — 0.4%
83	ADT Corp. (The)	2,448

	Electrical Equipment — 0.7%
38	Rockwell Automation, Inc.	3,591

	Industrial Conglomerates — 2.2%
31	3M Co.	4,696
264	General Electric Co.	7,688

		12,384

	Machinery — 1.5%
21	Caterpillar, Inc.	1,288
17	Deere & Co.	1,317
85	Donaldson Co., Inc.	2,404
23	Illinois Tool Works, Inc.	2,104
10	Parker-Hannifin Corp.	962

		8,075

	Professional Services — 0.2%
19	Nielsen Holdings plc	910

	Road & Rail — 1.5%
270	Heartland Express, Inc.	4,633
70	Knight Transportation, Inc.	1,707
85	Werner Enterprises, Inc.	2,054

		8,394

	Trading Companies & Distributors — 1.5%
120	Fastenal Co.	4,849
16	W.W. Grainger, Inc.	3,147

		7,996

	Total Industrials	50,728

	Information Technology — 11.5%
	Communications Equipment — 2.3%
334	Cisco Systems, Inc.	7,943

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Communications Equipment — continued
120	Juniper Networks, Inc.	2,835
5	Motorola Solutions, Inc.	307
32	QUALCOMM, Inc.	1,428

		12,513

	Internet Software & Services — 0.9%
179	eBay, Inc. (a)	4,209
40	GrubHub, Inc. (a)	744

		4,953

	IT Services — 1.3%
15	Automatic Data Processing, Inc.	1,205
41	International Business Machines Corp.	5,161
12	Paychex, Inc.	569
22	VeriFone Systems, Inc. (a)	515

		7,450

	Semiconductors & Semiconductor Equipment — 5.6%
204	Applied Materials, Inc.	3,599
51	Atmel Corp.	407
207	Intel Corp.	6,425
118	Linear Technology Corp.	5,054
39	Maxim Integrated Products, Inc.	1,289
55	Microchip Technology, Inc.	2,460
268	Micron Technology, Inc. (a)	2,956
40	NVIDIA Corp.	1,185
19	Skyworks Solutions, Inc.	1,296
227	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	5,082
27	Xilinx, Inc.	1,352

		31,105

	Software — 0.8%
79	Oracle Corp.	2,873
19	SAP SE, (Germany), ADR	1,549

		4,422

	Technology Hardware, Storage & Peripherals — 0.6%
40	NetApp, Inc.	886
9	SanDisk Corp.	632
52	Seagate Technology plc	1,519

		3,037

	Total Information Technology	63,480

	Materials — 2.7%
	Chemicals — 1.7%
28	Air Products & Chemicals, Inc.	3,561
10	CF Industries Holdings, Inc.	297

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Chemicals — continued
6	Ecolab, Inc.	593
8	FMC Corp.	282
47	LyondellBasell Industries N.V., Class A	3,633
27	Westlake Chemical Corp.	1,224

		9,590

	Containers & Packaging — 0.4%
41	International Paper Co.	1,416
19	Sonoco Products Co.	743

		2,159

	Metals & Mining — 0.6%
285	Alcoa, Inc.	2,077
195	Freeport-McMoRan, Inc.	898

		2,975

	Total Materials	14,724

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
61	CenturyLink, Inc.	1,553
236	Verizon Communications, Inc.	11,791

	Total Telecommunication Services	13,344

	Utilities — 4.7%
	Electric Utilities — 2.4%
127	Duke Energy Corp.	9,548
71	Exelon Corp.	2,087
35	Southern Co. (The)	1,708

		13,343

	Multi-Utilities — 2.1%
35	Consolidated Edison, Inc.	2,450
65	Dominion Resources, Inc.	4,719
35	DTE Energy Co.	2,984
32	WEC Energy Group, Inc.	1,745

		11,898

	Water Utilities — 0.2%
35	Aqua America, Inc.	1,091

	Total Utilities	26,332

	Total Securities Sold Short (Proceeds $448,908)	$419,996

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JANUARY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(175)	E-mini S&P 500	03/18/16	USD	$(16,888)	$389

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of this security is segregated for short sales. The following approximates the aggregate amount of securities segregated for short sales (amounts in thousands):

Fund	Value
JPMorgan Research Market Neutral Fund	$99,821

(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,567
Aggregate gross unrealized depreciation	(18,606)

Net unrealized appreciation/depreciation	$50,961

Federal income tax cost of investments	$522,455

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$572,292	$1,124	$—	$573,416

Total Liabilities for Securities Sold Short (b)	$(419,996)	$—	$—	$(419,996)

Appreciation in Other Financial Instruments
Futures Contracts	$389	$—	$—	$389

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures contracts collateral. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2016.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.6%
	Consumer Discretionary — 15.3%
	Auto Components — 0.4%
82	Delphi Automotive plc, (United Kingdom)	5,345

	Automobiles — 0.9%
373	General Motors Co.	11,042

	Hotels, Restaurants & Leisure — 0.8%
209	Carnival Corp.	10,049

	Internet & Catalog Retail — 2.1%
42	Amazon.com, Inc. (a)	24,692

	Media — 5.4%
198	CBS Corp. (Non-Voting), Class B	9,391
235	Comcast Corp., Class A	13,071
132	DISH Network Corp., Class A (a)	6,354
408	Time Warner, Inc.	28,747
76	Walt Disney Co. (The)	7,256

		64,819

	Specialty Retail — 5.2%
15	AutoZone, Inc. (a)	11,642
195	Home Depot, Inc. (The)	24,553
374	Lowe’s Cos., Inc.	26,765

		62,960

	Textiles, Apparel & Luxury Goods — 0.5%
87	lululemon athletica, Inc., (Canada) (a)	5,410

	Total Consumer Discretionary	184,317

	Consumer Staples — 6.8%
	Beverages — 3.1%
79	Constellation Brands, Inc., Class A	12,062
163	Molson Coors Brewing Co., Class B	14,738
112	PepsiCo, Inc.	11,118

		37,918

	Food & Staples Retailing — 1.0%
82	Costco Wholesale Corp.	12,329

	Food Products — 0.8%
220	Mondelez International, Inc., Class A	9,495

	Household Products — 1.9%
119	Colgate-Palmolive Co.	8,046
178	Procter & Gamble Co. (The)	14,504

		22,550

	Total Consumer Staples	82,292

SHARES	SECURITY DESCRIPTION	VALUE($)
	Energy — 5.9%
	Energy Equipment & Services — 0.3%
41	Schlumberger Ltd.	2,958

	Oil, Gas & Consumable Fuels — 5.6%
145	Chevron Corp.	12,503
395	Columbia Pipeline Group, Inc.	7,333
63	EOG Resources, Inc.	4,443
156	Hess Corp.	6,626
244	Occidental Petroleum Corp.	16,795
83	Phillips 66	6,674
108	Pioneer Natural Resources Co.	13,325

		67,699

	Total Energy	70,657

	Financials — 16.0%
	Banks — 6.6%
1,735	Bank of America Corp.	24,528
313	Citigroup, Inc.	13,337
53	SVB Financial Group (a)	5,345
726	Wells Fargo & Co.	36,470

		79,680

	Capital Markets — 3.3%
33	BlackRock, Inc.	10,250
271	Charles Schwab Corp. (The)	6,908
99	Invesco Ltd.	2,955
759	Morgan Stanley	19,632

		39,745

	Consumer Finance — 1.3%
53	Capital One Financial Corp.	3,446
120	Discover Financial Services	5,503
223	Synchrony Financial (a)	6,333

		15,282

	Diversified Financial Services — 1.0%
47	Intercontinental Exchange, Inc.	12,362

	Insurance — 3.8%
190	Chubb Ltd., (Switzerland)	21,536
199	Marsh & McLennan Cos., Inc.	10,618
293	MetLife, Inc.	13,087

		45,241

	Total Financials	192,310

	Health Care — 15.1%
	Biotechnology — 5.0%
60	Alexion Pharmaceuticals, Inc. (a)	8,717
41	Biogen, Inc. (a)	11,241
185	Celgene Corp. (a)	18,545

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
147	Gilead Sciences, Inc.	12,224
105	Vertex Pharmaceuticals, Inc. (a)	9,554

		60,281

	Health Care Providers & Services — 3.9%
45	Aetna, Inc.	4,610
106	Humana, Inc.	17,179
218	UnitedHealth Group, Inc.	25,097

		46,886

	Life Sciences Tools & Services — 0.2%
14	Illumina, Inc. (a)	2,164

	Pharmaceuticals — 6.0%
80	Allergan plc (a)	22,803
396	Bristol-Myers Squibb Co.	24,617
91	Eli Lilly & Co.	7,206
578	Pfizer, Inc.	17,614

		72,240

	Total Health Care	181,571

	Industrials — 10.2%
	Aerospace & Defense — 3.4%
268	Honeywell International, Inc.	27,693
151	United Technologies Corp.	13,237

		40,930

	Airlines — 1.0%
75	Spirit Airlines, Inc. (a)	3,147
186	United Continental Holdings, Inc. (a)	8,967

		12,114

	Building Products — 2.2%
115	Allegion plc, (Ireland)	6,940
36	Lennox International, Inc.	4,265
580	Masco Corp.	15,302

		26,507

	Industrial Conglomerates — 1.9%
40	Danaher Corp.	3,483
640	General Electric Co.	18,638

		22,121

	Machinery — 1.5%
176	PACCAR, Inc.	8,634
55	Stanley Black & Decker, Inc.	5,160
50	WABCO Holdings, Inc. (a)	4,527

		18,321

	Road & Rail — 0.2%
119	CSX Corp.	2,744

	Total Industrials	122,737

SHARES	SECURITY DESCRIPTION	VALUE($)
	Information Technology — 25.9%
	Electronic Equipment, Instruments & Components — 0.4%
85	TE Connectivity Ltd., (Switzerland)	4,859

	Internet Software & Services — 5.4%
25	Alphabet, Inc., Class A (a)	19,209
33	Alphabet, Inc., Class C (a)	24,700
192	Facebook, Inc., Class A (a)	21,596

		65,505

	IT Services — 4.5%
114	Accenture plc, (Ireland), Class A	12,014
15	Alliance Data Systems Corp. (a)	3,070
68	Cognizant Technology Solutions Corp., Class A (a)	4,299
150	Fidelity National Information Services, Inc.	8,946
192	MasterCard, Inc., Class A	17,129
119	Visa, Inc., Class A	8,894

		54,352

	Semiconductors & Semiconductor Equipment — 6.4%
334	Applied Materials, Inc.	5,893
337	Avago Technologies Ltd., (Singapore)	45,072
166	Broadcom Corp., Class A	9,087
230	Lam Research Corp.	16,533

		76,585

	Software — 5.0%
166	Adobe Systems, Inc. (a)	14,817
731	Microsoft Corp.	40,266
146	Oracle Corp.	5,298

		60,381

	Technology Hardware, Storage & Peripherals — 4.2%
516	Apple, Inc.	50,227

	Total Information Technology	311,909

	Materials — 1.9%
	Chemicals — 1.2%
221	Dow Chemical Co. (The)	9,297
50	PPG Industries, Inc.	4,756

		14,053

	Construction Materials — 0.7%
71	Martin Marietta Materials, Inc.	8,942

	Total Materials	22,995

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.7%
171	Verizon Communications, Inc.	8,538

	Wireless Telecommunication Services — 0.3%
92	T-Mobile US, Inc. (a)	3,698

	Total Telecommunication Services	12,236

	Utilities — 1.5%
	Electric Utilities — 0.5%
53	NextEra Energy, Inc.	5,950

	Multi-Utilities — 1.0%
156	CMS Energy Corp.	6,050
302	NiSource, Inc.	6,337

		12,387

	Total Utilities	18,337

	Total Common Stocks (Cost $778,998)	1,199,361

Short-Term Investment — 0.4%
	Investment Company — 0.4%
5,256	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.310% (b) (l) (Cost $5,256)	5,256

	Total Investments — 100.0% (Cost $784,254)	1,204,617
	Liabilities in Excess of Other Assets — 0.0% (g)	(497)

	NET ASSETS — 100.0%	$1,204,120

Percentages indicated are based on net assets.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of January 31, 2016.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$427,483
Aggregate gross unrealized depreciation	(7,120)

Net unrealized appreciation/depreciation	$420,363

Federal income tax cost of investments	$784,254

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,204,617	$—	$—	$1,204,617

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2016.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.2% (t)
	Alaska — 1.0%
	Other Revenue — 1.0%
13,490	Borough of Matanuska-Susitna, Goose Creek Correctional Center Project, Rev., 5.250%, 09/01/29	16,549

	Arizona — 3.0%
	General Obligation — 0.1%
1,400	City of Goodyear, GO, AGM, 6.000%, 07/01/19	1,576
275	Maricopa County Unified School District No. 48, Scottsdale, Unrefunded Balance, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/16	280

		1,856

	Other Revenue — 2.6%
	Arizona State Transportation Board,
16,705	Series A, Rev., GAN, 5.250%, 07/01/25	19,591
17,135	Series A, Rev., GAN, 5.250%, 07/01/26	20,054
	Phoenix Civic Improvement Corp., Senior Lien,
1,085	Series C, Rev., 5.000%, 07/01/22	1,286
1,000	Series C, Rev., 5.000%, 07/01/24	1,188

		42,119

	Prerefunded — 0.2%
3,000	Arizona State Transportation Board, Maricopa County Regional Area Road, Rev., 5.000%, 07/01/20 (p)	3,518

	Utility — 0.1%
1,500	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/22	1,678

	Total Arizona	49,171

	Arkansas — 0.1%
	Water & Sewer — 0.1%
1,815	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/22	2,003

	California — 16.1%
	Certificate Of Participation/Lease — 0.0% (g)
80	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/31	95

	Education — 1.0%
7,500	California Educational Facilities Authority, Stanford University, Series U-3, Rev., 5.000%, 06/01/43	10,182

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Education –– continued
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,216
3,000	California State University, Series A, Rev., 5.000%, 11/01/24	3,856

		16,254

	General Obligation — 7.8%
	Carlsbad Unified School District,
2,500	Series B, GO, Zero Coupon, 05/01/16	2,498
2,000	Series B, GO, Zero Coupon, 05/01/17	1,983
1,490	Series B, GO, Zero Coupon, 05/01/19	1,428
3,445	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/26	2,197
	Contra Costa Community College District,
2,115	GO, 5.000%, 08/01/21	2,559
1,000	GO, 5.000%, 08/01/22	1,201
1,000	GO, 5.000%, 08/01/24	1,197
145	Los Altos School District, Unrefunded Balance, GO, AMBAC, 5.000%, 08/01/21	149
7,500	Los Angeles Community College District, Series A, GO, 4.000%, 08/01/32	8,315
145	Los Angeles Community College District, Election of 2008, Series G, GO, 4.000%, 08/01/39	156
	Los Angeles Unified School District,
1,000	Series A-1, GO, AGM, 5.000%, 07/01/19	1,066
2,750	Series B, GO, FGIC, 4.750%, 07/01/21	2,802
9,000	Series C, GO, 5.000%, 07/01/26	11,265
5,000	Series D, GO, 5.250%, 07/01/24	5,752
	Murrieta Valley Unified School District,
550	GO, AGM, 5.000%, 09/01/22	673
725	GO, AGM, 5.000%, 09/01/23	896
	San Diego Unified School District, Election of 1998,
3,800	Series C-2, GO, AGM, 5.500%, 07/01/24	4,922
1,000	Series F-1, GO, AGM, 5.250%, 07/01/28	1,320
1,000	State Center Community College District, GO, 5.000%, 08/01/24	1,231
	State of California, Various Purpose,
1,000	GO, 5.000%, 08/01/16	1,024
310	GO, 5.000%, 04/01/17	326
5,000	GO, 5.000%, 04/01/20	5,643
10,010	GO, 5.000%, 03/01/25	12,650
2,000	GO, 5.000%, 09/01/26	2,212
12,705	GO, 5.000%, 03/01/28	15,658

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
10,370	GO, 5.000%, 08/01/30	12,574
5,000	GO, 5.500%, 04/01/18	5,518
5,000	GO, 5.500%, 04/01/21	5,731
5,000	GO, 5.625%, 04/01/26	5,742
6,600	GO, 6.500%, 04/01/33	7,749

		126,437

	Hospital — 0.1%
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Rev., AMBAC, 5.500%, 05/15/20	1,003

	Other Revenue — 5.2%
8,700	California State Public Works Board, University of California, Series H, Rev., 5.000%, 09/01/32	10,287
	City of Los Angeles, Department of Water & Power, Power System,
2,500	Series A, Rev., 5.000%, 07/01/23	3,099
1,025	Series A, Rev., 5.000%, 07/01/30	1,233
25,385	Series B, Rev., 5.000%, 07/01/28	31,203
2,100	Series B, Rev., 5.000%, 07/01/31	2,517
1,925	Series B, Rev., 5.000%, 07/01/32	2,297
3,300	Series D, Rev., 5.000%, 07/01/32	3,973
450	City of Los Angeles, Wastewater System, Series B, Rev., 5.000%, 06/01/19	512
4,950	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.000%, 06/01/34	5,844
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	2,935
2,545	Metropolitan Water District Southern Water Works, Series A, Rev., 5.000%, 10/01/25	3,128
6,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/30	7,239
	San Francisco Bay Area Rapid Transit District, Sales Tax Refunding,
175	Series A, Rev., 5.000%, 07/01/24	224
395	Series A, Rev., 5.000%, 07/01/25	509
225	Series A, Rev., 5.000%, 07/01/26	289
3,110	Simi Valley School Financing Authority, Rev., AGM, 5.000%, 08/01/21	3,378
5,000	University of California, Series AF, Rev., 5.000%, 05/15/27	6,132

		84,799

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Prerefunded — 1.2%
	California Health Facilities Financing Authority, Providence Health & Services,
3,500	Series C, Rev., 6.250%, 10/01/18 (p)	4,004
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Rev., AGM, 5.000%, 07/01/22 (p)	420
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25 (p)	2,989
1,000	California State Public Works Board, University of California Research Project, Series E, Rev., 5.250%, 10/01/16 (p)	1,033
105	Los Altos School District, GO, AMBAC, 5.000%, 08/01/16 (p)	108
	University of California,
10,285	Series O, Rev., 5.750%, 05/15/19 (p)	11,925

		20,479

	Utility — 0.5%
2,070	California State Department of Water Resources, Power Supply, Series H, Rev., AGM-CR, 5.000%, 05/01/21	2,266
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	5,906

		8,172

	Water & Sewer — 0.3%
4,750	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,968
1,370	City of Vallejo, Water Revenue, Rev., NATL-RE, 5.000%, 05/01/21	1,383

		5,351

	Total California	262,590

	Colorado — 2.0%
	General Obligation — 1.5%
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
6,950	GO, 5.250%, 12/15/23	8,806
2,345	GO, 5.250%, 12/15/25	3,043
10,000	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	12,334

		24,183

	Prerefunded — 0.4%
2,170	Colorado Higher Education, COP, 5.500%, 11/01/18 (p)	2,444

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
4,250	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	3,812

		6,256

	Utility — 0.1%
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/22	1,387

	Total Colorado	31,826

	Connecticut — 1.1%
	General Obligation — 1.0%
200	City of Greenwich, GO, 5.000%, 06/01/20	219
	State of Connecticut,
4,980	Series B, GO, AMBAC, 5.250%, 06/01/20	5,828
8,200	Series E, GO, 5.000%, 08/15/30	9,719

		15,766

	Prerefunded — 0.0% (g)
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/17 (p)	1,062

	Water & Sewer — 0.1%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.250%, 08/01/19	286
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,515

		1,801

	Total Connecticut	18,629

	Delaware — 0.1%
	General Obligation — 0.1%
1,000	State of Delaware, Series C, GO, 5.000%, 03/01/21	1,198

	Other Revenue — 0.0% (g)
1,000	University of Delaware, Series B, Rev., 5.000%, 11/01/21	1,144

	Total Delaware	2,342

	District of Columbia — 0.9%
	Other Revenue — 0.9%
	District of Columbia Water & Sewer Authority, Sub Lien,
5,000	Series C, Rev., 5.000%, 10/01/25	6,097
5,000	Series C, Rev., 5.000%, 10/01/29	6,010
2,000	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/20	2,376

	Total District of Columbia	14,483

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Florida — 2.7%
	General Obligation — 2.7%
	Florida State Board of Education, Public Education Capital Outlay,
5,090	Series A, GO, 5.000%, 06/01/24	6,002
32,375	Series D, GO, 5.000%, 06/01/25	38,691

	Total Florida	44,693

	Georgia — 2.1%
	General Obligation — 0.4%
	State of Georgia,
300	Series B, GO, 5.000%, 07/01/20	353
1,000	Series B, GO, 5.750%, 08/01/17	1,078
5,000	Series F, GO, 5.000%, 12/01/19	5,776

		7,207

	Other Revenue — 0.8%
6,000	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/21	7,071
5,000	Fulton County, Water & Sewerage, Rev., 5.000%, 01/01/23	5,884
125	Henry County Water & Sewerage Authority, Rev., 5.000%, 02/01/29	148

		13,103

	Utility — 0.4%
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	6,000

	Water & Sewer — 0.5%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/22	7,800

	Total Georgia	34,110

	Hawaii — 0.2%
	Water & Sewer — 0.2%
2,945	City & County of Honolulu, Wastewater System, Senior First Bond Resolution, Series A, Rev., 5.000%, 07/01/32	3,579

	Idaho — 0.6%
	Prerefunded — 0.6%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18 (p)	9,160

	Illinois — 1.1%
	General Obligation — 0.3%
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Series F, GO, AGM-CR, FGIC, 6.250%, 12/30/21	178

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
3,205	Kane, Cook & DuPage Counties, School District No. 46, Elgin, Series A, GO, 5.000%, 01/01/33	3,647
625	Village of Schaumburg, Series A, GO, 4.000%, 12/01/20	709

		4,534

	Other Revenue — 0.3%
	City of Chicago, Motor Fuel Tax,
150	Rev., 5.000%, 01/01/20	160
200	Rev., 5.000%, 01/01/21	216
150	Rev., 5.000%, 01/01/22	163
1,000	City of Chicago, Water Revenue, Second Lien Project, Rev., 5.000%, 11/01/29	1,111
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,655

		5,305

	Prerefunded — 0.0% (g)
610	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Rev., AMBAC, 5.000%, 12/01/16 (p)	633

	Special Tax — 0.2%
3,000	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 01/01/18	3,050

	Transportation — 0.1%
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	980

	Water & Sewer — 0.2%
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., 5.250%, 01/01/30	1,200
	City of Chicago, Water Revenue, Second Lien Project,
1,000	Rev., 5.000%, 11/01/21	1,135
400	Rev., 5.000%, 11/01/22	459

		2,794

	Total Illinois	17,296

	Indiana — 1.6%
	Education — 0.3%
3,570	Purdue University, Student Facilities Systems, Series A, Rev., 5.250%, 07/01/20	4,216

	Other Revenue — 1.3%
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	390
375	Series B, Rev., 5.000%, 01/01/23	444

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue –– continued
1,110	Fort Wayne Redevelopment Authority, Lease Rental, Harrison Square Project, Rev., 5.000%, 02/01/26	1,338
9,870	Indiana Finance Authority, Revolving Fund, Series A, Rev., 5.000%, 02/01/26	11,750
1,750	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/22	2,020
4,050	Indianapolis Local Public Improvement Bond Bank, Stormwater Project, Series D, Rev., 5.000%, 01/01/26	4,809
1,030	South Bend Community School Corp., First Mortgage, Rev., AGM, 5.000%, 07/05/17	1,093

		21,844

	Prerefunded — 0.0% (g)
160	Indiana Bond Bank, Special Program, Series D, Rev., AGM, 5.000%, 02/01/16 (p)	160

	Total Indiana	26,220

	Iowa — 0.4%
	Other Revenue — 0.4%
5,440	Iowa Finance Authority, State Revolving Fund, Rev., 5.000%, 08/01/26	6,487

	Kansas — 1.2%
	Prerefunded — 1.2%
11,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	11,045
9,015	Counties of Reno, Sedgwick & Finney , Single Family Mortgage, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	9,010

	Total Kansas	20,055

	Kentucky — 0.9%
	Other Revenue — 0.9%
	Kentucky State Property & Buildings Commission, Project No. 89,
6,145	Rev., AGM, 5.000%, 11/01/22	6,800
1,000	Rev., AGM, 5.000%, 11/01/24	1,106
5,185	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/28	6,111

	Total Kentucky	14,017

	Louisiana — 0.8%
	Education — 0.2%
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, Rev., 5.000%, 10/01/32	3,520

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.1%
1,250	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,388

	Prerefunded — 0.5%
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	4,170
3,270	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	3,116

		7,286

	Total Louisiana	12,194

	Maryland — 0.4%
	General Obligation — 0.4%
4,785	Harford County, Series B, GO, 5.000%, 07/01/23	6,005

	Massachusetts — 4.1%
	General Obligation — 2.7%
	Commonwealth of Massachusetts,
9,000	Series A, GO, 5.250%, 08/01/19	10,349
200	Series C, GO, AGM, 5.500%, 12/01/22	254
	Commonwealth of Massachusetts, Consolidated Loan of 2014,
5,000	Series C, GO, 4.000%, 07/01/31	5,467
2,500	Series C, GO, 5.000%, 07/01/23	3,078
6,875	Series F, GO, 5.000%, 11/01/26	8,491
13,300	Series F, GO, 5.000%, 11/01/27	16,331

		43,970

	Other Revenue — 1.4%
10,000	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/27	13,030
7,420	Massachusetts School Building Authority, Dedicated Sales Tax, Series B, Rev., 5.000%, 08/15/30	8,886

		21,916

	Total Massachusetts	65,886

	Michigan — 1.2%
	Education — 0.3%
4,170	University of Michigan, Series A, Rev., 5.000%, 04/01/21	4,664

	General Obligation — 0.1%
2,000	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/24	2,337

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue — 0.7%
10,000	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	11,495

	Transportation — 0.1%
1,240	State of Michigan, Trunk Line Fund, Rev., 5.000%, 11/15/28	1,466

	Total Michigan	19,962

	Minnesota — 1.4%
	General Obligation — 0.7%
775	Olmsted County, Crossover, Series A, GO, 5.000%, 02/01/21	925
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	9,738

		10,663

	Other Revenue — 0.7%
9,705	State of Minnesota, General Fund Refunding Appropriation, Series B, Rev., 5.000%, 03/01/25	11,691

	Total Minnesota	22,354

	Mississippi — 1.0%
	Prerefunded — 1.0%
15,750	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	15,699

	Missouri — 3.4%
	Other Revenue — 1.0%
	Kansas City Industrial Development Authority, Downtown Redevelopment District,
7,640	Series A, Rev., 5.000%, 09/01/20	8,780
6,620	Series A, Rev., 5.000%, 09/01/21	7,772

		16,552

	Prerefunded — 0.2%
	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water,
15	Rev., 5.000%, 01/01/19 (p)	17
20	Rev., 5.000%, 01/01/20 (p)	23
1,990	Rev., 5.000%, 01/01/21 (p)	2,363

		2,403

	Transportation — 0.7%
4,060	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,606

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — continued
7,000	Missouri Highways & Transportation Commission, Senior Lien, Rev., 5.000%, 02/01/21	7,324

		11,930

	Water & Sewer — 1.5%
	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water,
20,895	Rev., 5.000%, 01/01/21	24,119
365	Rev., 5.000%, 07/01/25	432

		24,551

	Total Missouri	55,436

	Nebraska — 0.4%
	Other Revenue — 0.3%
5,000	Omaha Public Power District, Electric System, Series A, Rev., 4.000%, 02/01/32	5,407

	Prerefunded — 0.0% (g)
155	Nebraska Public Power District, Series B, Rev., 5.000%, 07/01/17 (p)	165

	Utility — 0.1%
	Nebraska Public Power District,
250	Series B, Rev., AGM, 5.000%, 01/01/17	260
445	Series B, Rev., 5.000%, 01/01/18	473

		733

	Total Nebraska	6,305

	Nevada — 0.1%
	Prerefunded — 0.1%
	Nevada System of Higher Education University, Unrefunded Balance,
1,315	Series B, Rev., AMBAC, 5.000%, 02/11/16 (p)	1,317

	New Hampshire — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	New Hampshire Municipal Bond Bank,
1,025	Series E, Rev., 5.000%, 01/15/23	1,174
1,035	Series E, Rev., 5.000%, 01/15/24	1,180
1,195	Series E, Rev., 5.000%, 01/15/26	1,361
1,250	Series E, Rev., 5.000%, 01/15/27	1,420

	Total New Hampshire	5,135

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	New Jersey — 2.8%
	Education — 0.6%
	New Jersey Economic Development Authority, School Facilities Construction,
3,500	Series XX, Rev., 5.000%, 06/15/19	3,774
5,145	Series XX, Rev., 5.000%, 06/15/21	5,678

		9,452

	General Obligation — 0.2%
850	North Brunswick Township Board of Education, GO, 5.000%, 07/15/22	990
	Township of Woodbridge,
1,100	GO, 5.000%, 07/15/22	1,282
1,200	GO, 5.000%, 07/15/23	1,395

		3,667

	Other Revenue — 1.5%
	New Jersey Economic Development Authority, School Facilities Construction,
1,500	Series NN, Rev., 5.000%, 03/01/23	1,672
5,000	Series NN, Rev., 5.000%, 03/01/29	5,416
10,000	Series PP, Rev., 5.000%, 06/15/29	10,930
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,303
1,995	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 12/01/20	1,844

		25,165

	Transportation — 0.5%
1,750	New Jersey State Turnpike Authority, Rev., 3.375%, 01/01/31	1,793
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	5,726

		7,519

	Total New Jersey	45,803

	New Mexico — 0.9%
	Other Revenue — 0.9%
	New Mexico Finance Authority, Senior Lien,
1,625	Series B, Rev., 5.000%, 06/01/22	1,774
1,690	Series B, Rev., 5.000%, 06/01/23	1,844
1,820	Series B, Rev., 5.000%, 06/01/25	1,982
1,965	Series B, Rev., 5.000%, 06/01/27	2,133
4,200	New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 5.000%, 06/01/22	5,039

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,385	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,632

	Total New Mexico	14,404

	New York — 25.4%
	Education — 0.7%
6,750	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-2, Rev., NATL-RE, FGIC, 5.000%, 01/15/22	7,038
4,000	New York State Dormitory Authority, Education, Series A, Rev., 5.000%, 03/15/23	4,512

		11,550

	General Obligation — 1.1%
	City of New York,
6,085	Series D, GO, 5.000%, 08/01/28	7,319
4,050	Series F, Sub Series F-1, GO, 5.000%, 03/01/30	4,854
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,720

		17,893

	Hospital — 0.0% (g)
510	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 02/15/18	533

	Other Revenue — 16.7%
1,500	Metropolitan Transportation Authority, Series A, Rev., 5.000%, 11/15/41	1,735
16,335	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,124
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
3,000	Series FF, Rev., 5.000%, 06/15/31	3,651
2,000	Series FF, Rev., 5.000%, 06/15/32	2,418
400	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/16	409
3,500	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/40	4,040

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue — continued
9,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series D, Sub Series D-1, Rev., 5.000%, 11/01/31	10,651
10,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Sub Series F-1, Rev., 5.000%, 02/01/31	11,844
9,475	New York Liberty Development Corp., World Trade Centrer Projects, Rev., 5.000%, 09/15/30	11,221
	New York State Dormitory Authority,
3,000	Series A, Rev., 5.000%, 03/15/28	3,702
4,225	Series A, Rev., 5.000%, 03/15/34	5,028
10,000	Series A, Rev., 5.000%, 03/15/44	11,518
12,500	Series C, Rev., 5.000%, 03/15/33	14,836
8,500	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	9,671
3,500	New York State Dormitory Authority, General Purpose, Series C, Rev., 5.000%, 03/15/41	4,014
	New York State Dormitory Authority, State Sales Tax,
13,700	Series A, Rev., 5.000%, 03/15/21	16,431
5,000	Series A, Rev., 5.000%, 03/15/29	6,133
14,500	Series A, Rev., 5.000%, 03/15/31	17,506
7,985	Series A, Rev., 5.000%, 03/15/32	9,575
7,425	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/23	7,965
	New York State Urban Development Corp., Service Contract,
15,000	Series B, Rev., 5.250%, 01/01/25	16,568
5,000	Series D, Rev., 5.500%, 01/01/19	5,660
	Port Authority of New York & New Jersey, Consolidated,
2,965	Rev., 5.000%, 05/01/34	3,386
2,000	Rev., 5.000%, 05/01/35	2,277
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
4,500	Series A, Rev., 5.000%, 10/15/25	5,702
1,800	Series A, Rev., 5.000%, 10/15/28	2,240
7,500	Series A, Rev., 5.000%, 10/15/29	9,282
1,850	Series A, Rev., 5.000%, 10/15/31	2,267
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,000	Series A, Rev., 5.000%, 01/01/26	30,256
4,970	Series A-2, Rev., 5.000%, 11/15/28	5,511

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,250	Series B, Rev., 5.000%, 11/15/31	1,503
	Utility Debt Securitization Authority,
4,000	Series TE, Rev., 5.000%, 12/15/28	4,927
5,000	Series TE, Rev., 5.000%, 12/15/29	6,126
4,250	Series TE, Rev., 5.000%, 12/15/41	4,949

		272,126

	Prerefunded — 0.4%
20	New York State Dormitory Authority, State Personal Income Tax, Education, Series C, Rev., 5.000%, 12/15/16 (p)	21
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/18 (p)	4,842
1,000	New York State Environmental Facilities Corp., Series A, Rev., 5.000%, 12/15/17 (p)	1,083

		5,946

	Special Tax — 3.2%
3,750	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/21	4,333
5,805	New York Local Government Assistance Corp., Senior Lien, Series B-C/D, Rev., 5.500%, 04/01/19	6,659
7,875	New York Local Government Assistance Corp., Sub Lien, Series A-5, Rev., 5.500%, 04/01/19	9,033
	New York State Dormitory Authority,
1,000	Series A, Rev., 5.000%, 03/15/33	1,195
7,250	Series C, Rev., 5.000%, 03/15/31	8,699
10,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.000%, 03/15/21	10,908
10,000	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.000%, 03/15/26	11,621

		52,448

	Transportation — 0.9%
	Metropolitan Transportation Authority,
1,000	Series C, Rev., 6.500%, 11/15/28	1,158
5,000	Subseries C-1, Rev., 5.250%, 11/15/28	6,265
6,500	Port Authority of New York & New Jersey, Consolidated, Rev., 5.000%, 10/15/41	7,618

		15,041

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Utility — 1.5%
	Utility Debt Securitization Authority,
9,675	Rev., 5.000%, 12/15/35	11,837
5,250	Rev., 5.000%, 12/15/36	6,398
5,000	Rev., 5.000%, 12/15/37	6,068

		24,303

	Water & Sewer — 0.9%
2,500	New York City Municipal Water Finance Authority, Series CC, Rev., 5.000%, 06/15/29	2,739
380	New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/17 (p)	403
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Series C, Rev., 5.000%, 06/15/21	10,872

		14,014

	Total New York	413,854

	North Carolina — 0.8%
	Other Revenue — 0.8%
	City of High Point, Combined Water & Sewer System Revenue,
1,000	Rev., AGM, 5.000%, 11/01/25	1,111
1,170	Rev., AGM, 5.000%, 11/01/26	1,298
	Wake County, Hammond Road Detention Center, Limited Obligation,
3,905	Rev., 5.000%, 06/01/20	4,452
5,950	Rev., 5.000%, 06/01/21	6,767

	Total North Carolina	13,628

	Ohio — 1.1%
	General Obligation — 0.7%
4,750	City of Columbus, Series 1, GO, 5.000%, 07/01/27	5,811
5,725	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	6,398

		12,209

	Other Revenue — 0.2%
550	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/18 (p)	614
2,235	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series B, Rev., 5.000%, 10/01/22	2,569

		3,183

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
670	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/17 (p)	721

	Water & Sewer — 0.2%
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
555	Rev., 5.000%, 11/15/25	695
1,500	Rev., 5.000%, 11/15/27	1,847

		2,542

	Total Ohio	18,655

	Oklahoma — 0.5%
	Other Revenue — 0.5%
1,380	Oklahoma City Water Utilities Trust, Water & Sewer System, Rev., 5.000%, 07/01/27	1,672
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
3,000	Series A, Rev., 5.000%, 01/01/22	3,572
2,000	Series A, Rev., 5.000%, 01/01/24	2,363

	Total Oklahoma	7,607

	Oregon — 1.7%
	Certificate Of Participation/Lease — 0.2%
3,425	Oregon State Department of Administrative Services, Series A, COP, 5.000%, 05/01/20	3,871

	General Obligation — 0.0% (g)
100	Marion County, GO, AMBAC, 5.500%, 06/01/23	128

	Other Revenue — 1.0%
2,180	City of Portland, Sewer System, Second Lien, Series B, Rev., 4.000%, 10/01/36	2,365
	Oregon State Department of Administrative Services, Lottery,
1,500	Series A, Rev., 5.000%, 04/01/27	1,812
8,975	Series C, Rev., 5.000%, 04/01/25	11,172

		15,349

	Prerefunded — 0.5%
6,965	Oregon State Department of Administrative Services, Series A, COP, 5.000%, 05/01/19 (p)	7,874

	Total Oregon	27,222

	Pennsylvania — 0.8%
	Education — 0.2%
	Pennsylvania State University,
1,225	Series A, Rev., 5.000%, 03/01/22	1,365

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Education –– continued
2,000	Series A, Rev., 5.000%, 03/01/23	2,224

		3,589

	General Obligation — 0.4%
4,195	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	5,051
1,860	Red Lion Area School District, GO, AGM, 5.000%, 05/01/20	2,029

		7,080

	Hospital — 0.2%
3,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 1.057%, 12/01/24	2,933

	Total Pennsylvania	13,602

	Rhode Island — 0.1%
	General Obligation — 0.1%
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/24	1,238

	Other Revenue — 0.0% (g)
655	Rhode Island Health & Educational Building Corp., Brown University, Series A, Rev., 5.000%, 09/01/25	779

	Total Rhode Island	2,017

	South Carolina — 1.1%
	Other Revenue — 0.1%
1,500	City of Columbia, Rev., 5.000%, 02/01/26	1,794

	Prerefunded — 0.3%
4,740	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/19 (p)	5,375

	Utility — 0.5%
7,000	Piedmont Municipal Power Agency, Series A-3, Rev., AGC, 5.000%, 01/01/18	7,541

	Water & Sewer — 0.2%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/22	2,472

	Total South Carolina	17,182

	Tennessee — 0.1%
	General Obligation — 0.1%
1,030	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 07/01/24	1,251

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — 9.0%
	Education — 0.9%
	Southwest Higher Education Authority, Inc., Southern Methodist University Project,
2,000	Rev., 5.000%, 10/01/20	2,299
3,000	Rev., 5.000%, 10/01/21	3,436
	University of North Texas, Financing System,
1,255	Series A, Rev., 5.000%, 04/15/20	1,410
2,500	Series A, Rev., 5.000%, 04/15/22	2,817
500	University of Texas, Financing System, Series C, Rev., 5.000%, 08/15/18	553
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/21	2,475
1,215	Series C, Rev., 5.000%, 03/01/22	1,321

		14,311

	General Obligation — 4.4%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/20	1,119
945	Series C, GO, 5.000%, 02/15/22	1,056
325	Series C, GO, 5.000%, 02/15/23	363
4,485	City of Garland, Series A, GO, 5.000%, 02/15/23	4,853
4,000	City of Houston, Public Improvement, Series A, GO, 5.000%, 03/01/30	4,805
3,150	City of Lubbock, GO, 5.000%, 02/15/25	3,891
680	City of Pflugerville, Limited Tax, GO, 5.000%, 08/01/23	827
	City of San Antonio,
2,000	GO, 5.000%, 08/01/24	2,380
4,735	GO, 5.000%, 08/01/26	5,623
	City of San Antonio, General Improvement,
700	GO, 5.000%, 08/01/23	838
1,500	GO, 5.000%, 08/01/24	1,785
2,735	GO, 5.000%, 08/01/27	3,235
4,000	Counties of Dallas, Denton, Collin and Rockwall, City of Dallas, GO, 5.000%, 02/15/29	4,831
	Crandall Independent School District,
1,150	Series A, GO, PSF-GTD, Zero Coupon, 08/15/25	908
2,140	Series A, GO, PSF-GTD, Zero Coupon, 08/15/26	1,633
2,145	Series A, GO, PSF-GTD, Zero Coupon, 08/15/27	1,574
2,105	Series A, GO, PSF-GTD, Zero Coupon, 08/15/28	1,489

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation –– continued
1,965	Dallas County Community College District, GO, 5.000%, 02/15/24	2,206
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/27	2,048
	Hays County,
1,000	GO, 5.000%, 02/15/23	1,150
1,785	GO, 5.000%, 02/15/24	2,045
2,410	GO, 5.000%, 02/15/25	2,746
1,500	Hays County, Pass-Through Toll, GO, 5.000%, 02/15/23	1,724
	San Jacinto Community College District,
390	GO, AMBAC, 5.000%, 02/15/20	408
5,000	GO, 5.000%, 02/15/34	5,558
2,600	San Jacinto Community College District, Limited Tax, GO, 5.000%, 02/15/40	2,977
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/20	2,765
4,340	Series A, GO, 5.000%, 08/01/21	4,798
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/20	1,985

		71,620

	Other Revenue — 1.1%
1,250	City of San Antonio, Water System Junior Lien, Rev., 5.000%, 05/15/24	1,546
	Coastal Water Authority, City of Houston Projects,
100	Rev., 4.000%, 12/15/18	109
3,315	Rev., 5.000%, 12/15/23	3,910
7,660	Grand Parkway Transportation Corp., Series B, Rev., 5.250%, 10/01/51	8,739
3,000	Houston Airport System, Sub Lien, Series B, Rev., 5.000%, 07/01/26	3,534

		17,838

	Prerefunded — 0.6%
5,550	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	8,132
	Deer Park Independent School District, Limited Tax,
2,000	GO, AGM, 5.250%, 02/15/17 (p)	2,099

		10,231

	Transportation — 0.9%
	Dallas Area Rapid Transit, Senior Lien,
3,000	Rev., 5.250%, 12/01/48	3,319
7,660	Series A, Rev., 5.000%, 12/01/21	8,679

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
2,000	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/21	2,072

		14,070

	Utility — 0.2%
3,000	City of San Antonio, Electric and Gas System, Rev., 5.000%, 02/01/26	3,860

	Water & Sewer — 0.9%
	North Texas Municipal Water District,
2,695	Rev., 5.000%, 06/01/21	2,948
2,955	Rev., 5.000%, 06/01/23	3,232
3,405	Rev., 5.000%, 06/01/26	3,722
3,820	Texas Water Development Board, State Revolving Fund, Series A, Sub Series A-1, Rev., 5.000%, 07/15/20	4,373

		14,275

	Total Texas	146,205

	Utah — 0.7%
	Prerefunded — 0.2%
	Utah State University of Agriculture & Applied Science,
3,200	Rev., 5.000%, 06/01/19 (p)	3,630

	Water & Sewer — 0.5%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/26	8,400

	Total Utah	12,030

	Vermont — 0.4%
	Other Revenue — 0.4%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/21	4,530
2,355	Rev., AMBAC, 5.000%, 10/01/22	2,519

	Total Vermont	7,049

	Virginia — 2.0%
	Education — 0.7%
10,050	Virginia College Building Authority, Public Higher Education Financing Program, Series B, Rev., 5.000%, 09/01/19	11,493

	General Obligation — 1.3%
205	City of Richmond, Public Improvement, Series D, GO, 5.000%, 07/15/26	239
17,575	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	20,033

		20,272

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue — 0.0% (g)
25	Virginia Public Building Authority, Public Facilities, Series B-1, Rev., 5.000%, 08/01/18 (p)	28
490	Virginia Resources Authority, Pooled Financing Program, Infrastructure, Rev., 5.000%, 11/01/23	565

		593

	Prerefunded — 0.0% (g)
475	Virginia Resources Authority, Pooled Financing Program, Infrastructure, Series A, Rev., 5.000%, 11/01/19 (p)	546

	Total Virginia	32,904

	Washington — 2.6%
	General Obligation — 2.1%
1,100	County of Snohomish, Edmonds School District No. 15, GO, 5.000%, 12/01/33	1,298
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,240
2,000	Series D, GO, 5.000%, 02/01/24	2,465
12,400	Series R-2010A, GO, 5.000%, 01/01/22	13,875
4,690	Yakima County School District No. 7, GO, 5.500%, 12/01/23	5,440

		34,318

	Transportation — 0.4%
	Port of Seattle, Intermediate Lien,
3,750	Series B, Rev., 5.000%, 03/01/33	4,417
1,000	Series B, Rev., 5.000%, 03/01/34	1,173

		5,590

	Utility — 0.1%
1,325	City of Seattle, Drainage & Wastewater Improvement, Rev., 5.000%, 09/01/26	1,582

	Total Washington	41,490

	Total Municipal Bonds (Cost $1,477,250)	1,598,406

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 10.3%
	Investment Company — 10.3%
168,294	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (Cost $168,294)	168,294

	Total Investments — 108.5% (Cost $1,645,544)	1,766,700
	Liabilities in Excess of Other Assets — (8.5)%	(138,184)

	NET ASSETS — 100.0%	$1,628,516

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps
(Amounts in thousands)
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.943% at termination	CPI-U at termination	06/14/2016	$5,000	$(726)
Barclays Bank plc	2.930% at termination	CPI-U at termination	06/15/2016	3,000	(431)
Barclays Bank plc	2.680% at termination	CPI-U at termination	07/15/2016	25,000	(2,963)
Barclays Bank plc	2.812% at termination	CPI-U at termination	10/12/2019	25,000	(4,609)
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	35,000	(3,722)
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/2024	18,000	(1,909)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/2044	5,000	(1,443)
BNP Paribas	2.395% at termination	CPI-U at termination	05/31/2016	25,000	(1,444)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	25,000	(1,294)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	12,000	(624)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/2019	13,000	(790)
BNP Paribas	2.350% at termination	CPI-U at termination	07/06/2020	25,000	(2,298)
BNP Paribas	2.693% at termination	CPI-U at termination	09/03/2044	4,000	(1,144)
BNP Paribas	2.695% at termination	CPI-U at termination	09/03/2044	4,000	(1,147)
Citibank, N.A.	2.275% at termination	CPI-U at termination	07/02/2018	50,000	(3,387)
Citibank, N.A.	2.220% at termination	CPI-U at termination	07/06/2018	50,000	(3,126)
Citibank, N.A.	2.190% at termination	CPI-U at termination	09/02/2019	9,000	(547)
Citibank, N.A.	2.420% at termination	CPI-U at termination	05/24/2020	25,000	(2,553)
Citibank, N.A.	2.420% at termination	CPI-U at termination	06/30/2020	50,000	(5,024)
Citibank, N.A.	2.410% at termination	CPI-U at termination	07/01/2020	50,000	(4,961)
Citibank, N.A.	2.330% at termination	CPI-U at termination	07/06/2020	50,000	(4,477)
Citibank, N.A.	2.480% at termination	CPI-U at termination	07/01/2022	50,000	(6,270)
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/2024	10,000	(1,084)
Citibank, N.A.	2.492% at termination	CPI-U at termination	08/27/2024	22,000	(2,490)
Citibank, N.A.	2.477% at termination	CPI-U at termination	09/02/2024	15,000	(1,673)
Citibank, N.A.	2.357% at termination	CPI-U at termination	09/23/2024	27,000	(2,628)
Citibank, N.A.	2.623% at termination	CPI-U at termination	10/07/2024	14,000	(535)
Credit Suisse International	2.250% at termination	CPI-U at termination	05/09/2017	50,000	(3,055)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	65,000	(3,868)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	50,000	(3,685)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/2019	55,000	(3,183)
Deutsche Bank AG, New York	2.410% at termination	CPI-U at termination	06/30/2020	100,000	(9,928)
Deutsche Bank AG, New York	1.525% at termination	CPI-U at termination	10/13/2020	25,000	(216)
Deutsche Bank AG, New York	2.505% at termination	CPI-U at termination	01/28/2024	17,000	(1,912)
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/2024	40,000	(4,382)
Deutsche Bank AG, New York	2.423% at termination	CPI-U at termination	09/12/2024	27,000	(2,836)
Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/2024	54,000	(1,457)
Deutsche Bank AG, New York	2.708% at termination	CPI-U at termination	02/25/2044	5,000	(1,455)
Deutsche Bank AG, New York	2.498% at termination	CPI-U at termination	10/10/2044	13,000	(2,801)
Deutsche Bank AG, New York	2.000% at termination	CPI-U at termination	10/13/2045	5,000	(202)
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/2019	20,000	(1,239)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/2019	19,000	(1,159)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/2019	12,000	(726)
Morgan Stanley Capital Services	2.175% at termination	CPI-U at termination	10/01/2018	20,000	(1,118)
Morgan Stanley Capital Services	2.323% at termination	CPI-U at termination	06/23/2019	20,000	(1,313)
Morgan Stanley Capital Services	1.442% at termination	CPI-U at termination	09/17/2020	32,000	(180)
Morgan Stanley Capital Services	2.525% at termination	CPI-U at termination	01/27/2024	30,000	(3,446)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/2024	34,000	(3,800)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/2044	3,000	(834)
Royal Bank of Scotland	2.430% at termination	CPI-U at termination	06/28/2020	25,000	(2,543)
Royal Bank of Scotland	2.423% at termination	CPI-U at termination	06/30/2020	75,000	(7,565)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/2024	7,000	(767)
Royal Bank of Scotland	3.556% at termination	CPI-U at termination	07/31/2029	49,000	(22,369)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/2044	9,000	(2,699)
Union Bank of Switzerland AG	2.170% at termination	CPI-U at termination	04/22/2018	50,000	(2,952)

					$(154,989)

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for All Urban
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of January 31, 2016.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%
(l)	—	The rate shown is the current yield as of January 31, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
†	—	Approximately $155,610,000 of this investment is restricted as collateral for swaps to various brokers.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$121,672
Aggregate gross unrealized depreciation	(516)

Net unrealized appreciation/depreciation	$121,156

Federal income tax cost of investments	$1,645,544

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$168,294	$1,598,406	$—	$1,766,700

Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(154,989)	$—	$(154,989)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2016.

B. Derivatives — The Fund used instruments including swaps, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describes the derivative used by the Fund.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

(1). Swaps — The Fund engaged in various swap transactions, including inflation-linked swaps to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps - The Fund used inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 95.0% (t)
	California — 1.8%
	Education — 0.6%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	65

	Other Revenue — 1.2%
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	87
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	32

		119

	Total California	184

	Colorado — 3.6%
	General Obligation — 3.6%
305	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	376

	Connecticut — 4.3%
	Utility — 4.3%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 6.000%, 08/15/20	123
150	Series A, Rev., 6.000%, 08/15/21	190
100	Series A, Rev., 6.000%, 08/15/22	131

	Total Connecticut	444

	District of Columbia — 1.4%
	Other Revenue — 1.4%
135	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/18	148

	Florida — 5.7%
	General Obligation — 5.7%
500	Florida State Board of Education, Public Education Capital Outlay, Series D, GO, 5.000%, 06/01/25	598

	Georgia — 3.8%
	Water & Sewer — 3.8%
250	DeKalb County, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	325
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	69

	Total Georgia	394

	Illinois — 4.0%
	General Obligation — 2.4%
60	City of Chicago, Series A, GO, AGM, 5.500%, 01/01/19	65

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation –– continued
165	Cook County Forest Preserve District, Limited Tax Project and Refunding, Series B, GO, 5.000%, 12/15/24	186

		251

	Prerefunded — 1.6%
150	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Series A-2002, Rev., FGIC, 5.500%, 06/15/18 (p)	166

	Total Illinois	417

	Indiana — 1.2%
	Education — 1.2%
100	Purdue University, Student Fee, Series U, Rev., 5.250%, 07/01/21	121

	Louisiana — 2.2%
	Prerefunded — 2.2%
200	Terrebonne Parish, Public Improvement, Series ST, Rev., 5.875%, 03/01/19 (p)	230

	Massachusetts — 4.9%
	Other Revenue — 4.9%
	Massachusetts Bay Transportation Authority,
150	Series A, Rev., 5.250%, 07/01/27	196
250	Series B, Rev., 5.250%, 07/01/23	317

	Total Massachusetts	513

	Missouri — 1.8%
	General Obligation — 1.8%
175	Clay County, North Kansas City School District No. 74, Direct Deposit of State Aid Program, GO, 5.000%, 03/01/20	190

	New Jersey — 1.5%
	Transportation — 1.5%
	New Jersey Transportation Trust Fund Authority, Transportation System,
80	Series A, Rev., 5.250%, 12/15/20	89
60	Series A, Rev., 5.500%, 12/15/21	69

	Total New Jersey	158

	New Mexico — 12.1%
	Other Revenue — 12.1%
340	New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 5.000%, 06/01/22	408
250	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	289
	New Mexico Finance Authority, State Transportation, Sub Lien,
200	Series A-2, Rev., NATL-RE, 5.000%, 12/15/20	237
250	Series A-2, Rev., NATL-RE, 5.000%, 12/15/21	294

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
30	New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Series B, Class B, Rev., NATL-RE, 5.000%, 06/15/17	32

	Total New Mexico	1,260

	New York — 11.1%
	General Obligation — 0.3%
10	City of New York, Series E-1, GO, 6.250%, 10/15/28	11
20	County of Tompkins, Public Improvement, Series A, GO, 4.000%, 03/01/21	23

		34

	Other Revenue — 9.8%
110	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-5, Rev., 5.000%, 01/15/26	123
150	New York State Dormitory Authority, Series C, Rev., 5.000%, 03/15/33	178
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
500	Series A, Rev., 5.000%, 01/01/26	605
100	Series D, Rev., 5.000%, 11/15/18	112

		1,018

	Prerefunded — 1.0%
85	City of New York, Series E-1, GO, 6.250%, 10/15/18 (p)	98

	Total New York	1,150

	Ohio — 6.5%
	General Obligation — 5.1%
100	Cincinnati City School District, Classroom Facilities Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/19	116
250	City of Columbus, Series 1, GO, 5.000%, 07/01/27	306
100	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	111

		533

	Other Revenue — 1.4%
125	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Rev., 5.250%, 12/01/18	141

	Total Ohio	674

	Oregon — 4.6%
	General Obligation — 2.7%
215	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	281

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Prerefunded — 1.9%
175	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/19 (p)	197

	Total Oregon	478

	Pennsylvania — 0.2%
	General Obligation — 0.2%
15	Central Bucks School District, Series A, GO, 5.000%, 05/15/23	18

	South Carolina — 3.4%
	General Obligation — 3.4%
300	State of South Carolina, Series C, Class C, GO, 5.000%, 03/01/22	358

	Tennessee — 0.5%
	Prerefunded — 0.5%
50	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 01/01/18 (p)	54

	Texas — 10.2%
	General Obligation — 2.7%
250	Hays County, Pass-Through Toll, GO, 5.000%, 02/15/23	287

	Other Revenue — 2.3%
210	Harris County, Series C, Rev., 5.000%, 08/15/22	240

	Water & Sewer — 5.2%
355	City of Houston, Combined Utility System, First Lien, Series D, Rev., 5.000%, 11/15/24	429
70	City of Mesquite, Waterworks & Sewer System, Rev., AGM, 5.000%, 03/01/20	73
30	North Texas Municipal Water District, Water System, Rev., 5.250%, 09/01/20	36

		538

	Total Texas	1,065

	Virginia — 0.6%
	Other Revenue — 0.6%
50	Virginia College Building Authority, 21st Century College & Equipment Programs, Educational Facilities, Series E-2, Class E, Rev., 5.000%, 02/01/23	62

	Washington — 5.3%
	General Obligation — 3.3%
25	Snohomish County, Everett School District No. 2, GO, NATL-RE, FGIC, 5.000%, 12/01/16	26

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
280	State of Washington, Various Purpose, Series 2010A, GO, 5.000%, 08/01/19	320

		346

	Other Revenue — 1.8%
150	Central Puget Sound Regional Transportation Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/25	182

	Utility — 0.2%
20	Energy Northwest Project 1, Electric, Series D, Rev., 5.000%, 07/01/16	20

	Total Washington	548

	Wisconsin — 4.3%
	Other Revenue — 3.3%
290	State of Wisconsin, Transportation, Series A, Rev., 5.000%, 07/01/20	340

	Prerefunded — 1.0%
100	State of Wisconsin, Transportation, Series A, Rev., 5.000%, 07/01/18 (p)	110

	Total Wisconsin	450

	Total Municipal Bonds (Cost $8,983)	9,890

SHARES
Short-Term Investment — 15.2%
	Investment Company — 15.2%
1,581	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (Cost $1,581)	1,581

	Total Investments — 110.2% (Cost $10,564)	11,471
	Liabilities in Excess of Other Assets — (10.2)%	(1,063)

	NET ASSETS — 100.0%	$10,408

Percentages indicated are based on net assets.

Inflation-Linked Swaps
(Amounts in thousands)
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas	2.720% at termination	CPI-U at termination	04/01/2021	$6,000	$(836)
Deutsche Bank AG, New York	1.930% at termination	CPI-U at termination	01/03/2017	1,800	(72)
Royal Bank of Scotland	2.328% at termination	CPI-U at termination	01/31/2021	1,000	(76)
Royal Bank of Scotland	2.620% at termination	CPI-U at termination	06/28/2025	1,000	(167)

					$(1,151)

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
CPI-U	—	Consumer Price Index for All Urban Consumers
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
†	—	Approximately $1,320,000 of this investment is restricted as collateral for swaps to various brokers.

As of January 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$907
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$907

Federal income tax cost of investments	$10,564

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,581	$9,890	$—	$11,471

Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(1,151)	$—	$(1,151)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2016.

B. Derivatives — The Fund used instruments including futures and swaps, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describes derivative used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation-linked swaps to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2016 (Unaudited) (continued)

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps — The Fund used inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
March 30, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
March 30, 2016